      AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON JULY 30, 2004

                                                              File No. 033-45671
                                                               File No. 811-6557

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933                               [ ]
                         POST-EFFECTIVE AMENDMENT NO. 50                     [X]
                                       AND

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940                           [ ]
                                AMENDMENT NO. 52                             [X]

                                STI CLASSIC FUNDS
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                               101 Federal Street
                           Boston, Massachusetts 02110
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices, Zip Code)

        Registrant's Telephone Number, including Area Code (800) 342-5734

                                 Traci A. Thelen
                       c/o BISYS Fund Services Ohio, Inc.
                          100 Summer Street, Suite 1500
                                Boston, MA 02110
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

                                   Copies to:

Richard W. Grant, Esquire                           W. John McGuire, Esquire
Morgan, Lewis & Bockius LLP                         Morgan, Lewis & Bockius LLP
One Oxford Centre                                   1111 Pennsylvania Avenue, NW
Pittsburgh, PA 15219-6401                           Washington, DC  20004

       It is proposed that this filing become effective (check appropriate box):

                [ ] Immediately upon filing pursuant to paragraph (b)
                [ ] On [date] pursuant to paragraph (b)
                [x] 60 days after filing pursuant to paragraph (a)(1)
                [ ] On [date] pursuant to paragraph (a)(1)
                [ ] 75 days after filing pursuant to paragraph (a)(2)
                [ ] On [date] pursuant to paragraph (a) of Rule 485

                                STI CLASSIC FUNDS

                           BOND AND MONEY MARKET FUNDS

                                    T SHARES

                                   PROSPECTUS

                                 OCTOBER 1, 2004

                                   BOND FUNDS
                  CLASSIC INSTITUTIONAL HIGH QUALITY BOND FUND
               CLASSIC INSTITUTIONAL SUPER SHORT INCOME PLUS FUND
                  CLASSIC INSTITUTIONAL TOTAL RETURN BOND FUND
                          FLORIDA TAX-EXEMPT BOND FUND
                          GEORGIA TAX-EXEMPT BOND FUND
                                HIGH INCOME FUND
                           INVESTMENT GRADE BOND FUND
                      INVESTMENT GRADE TAX-EXEMPT BOND FUND
                  LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
                          MARYLAND MUNICIPAL BOND FUND
                              SHORT-TERM BOND FUND
                    SHORT-TERM U.S. TREASURY SECURITIES FUND
                              STRATEGIC INCOME FUND
                         U.S. GOVERNMENT SECURITIES FUND
                    VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND
                          VIRGINIA MUNICIPAL BOND FUND

                               MONEY MARKET FUNDS
                         PRIME QUALITY MONEY MARKET FUND
                          TAX-EXEMPT MONEY MARKET FUND
                  U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
                         U.S. TREASURY MONEY MARKET FUND
                       VIRGINIA TAX-FREE MONEY MARKET FUND

                              INVESTMENT ADVISER:
                         TRUSCO CAPITAL MANAGEMENT, INC.
                                 (THE "ADVISER")

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
           SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              ABOUT THIS PROSPECTUS

The STI Classic Funds is a mutual fund family that offers shares in separate investment portfolios that have individual investment goals and strategies. This prospectus gives you important information about the T Shares of the Bond and Money Market Funds (Funds) that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about each Fund, please see:

                                                                     PAGE
CLASSIC INSTITUTIONAL HIGH QUALITY BOND FUND....................     XXX
CLASSIC INSTITUTIONAL SUPER SHORT INCOME PLUS FUND..............     XXX
CLASSIC INSTITUTIONAL TOTAL RETURN BOND FUND....................     XXX
FLORIDA TAX-EXEMPT BOND FUND....................................     XXX
GEORGIA TAX-EXEMPT BOND FUND....................................     XXX
HIGH INCOME FUND................................................     XXX
INVESTMENT GRADE BOND FUND......................................     XXX
INVESTMENT GRADE TAX-EXEMPT BOND FUND...........................     XXX
LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND...................     XXX
MARYLAND MUNICIPAL BOND FUND....................................     XXX
SHORT-TERM BOND FUND............................................     XXX
SHORT-TERM U.S. TREASURY SECURITIES FUND........................     XXX
STRATEGIC INCOME FUND...........................................     XXX
U.S. GOVERNMENT SECURITIES FUND.................................     XXX
VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND.......................     XXX
VIRGINIA MUNICIPAL BOND FUND....................................     XXX
PRIME QUALITY MONEY MARKET FUND.................................     XXX
TAX-EXEMPT MONEY MARKET FUND....................................     XXX
U.S. GOVERNMENT SECURITIES MONEY MARKET FUND....................     XXX
U.S. TREASURY MONEY MARKET FUND.................................     XXX
VIRGINIA TAX-FREE MONEY MARKET FUND.............................     XXX
MORE INFORMATION ABOUT RISK.....................................     XXX
MORE INFORMATION ABOUT FUND INVESTMENTS.........................     XXX
INVESTMENT ADVISER..............................................     XXX
PORTFOLIO MANAGERS..............................................     XXX
PURCHASING AND SELLING FUND SHARES..............................     XXX
DIVIDENDS AND DISTRIBUTIONS.....................................     XXX
TAXES...........................................................     XXX
FINANCIAL HIGHLIGHTS............................................     XXX
HOW TO OBTAIN MORE INFORMATION ABOUT THE STI CLASSIC FUNDS .....     Back Cover
[INSERT ICONS HERE]

                FUND NAME                                  CLASS       INCEPTION*     TICKER       CUSIP
                ---------                                  -----       ----------     ------       -----
FIXED INCOME FUNDS
Classic Institutional High Quality Bond Fund             T Shares       11/13/03      SHQTX      784767477
Classic Institutional Super Short Income Plus Fund       T Shares       10/3/02       STSSX      784767584
Classic Institutional Total Return Bond Fund             T Shares       1/14/04       STBTX      784767469
Florida Tax-Exempt Bond Fund                             T Shares       1/25/94       SCFTX      784766719
Georgia Tax-Exempt Bond Fund                             T Shares       1/18/94       SGATX      784766685
High Income Fund                                         T Shares       10/3/01       STHTX      784767766
Investment Grade Bond Fund                               T Shares       7/16/92       STIGX      784766701
Investment Grade Tax-Exempt Bond Fund                    T Shares       10/21/93      STTBX      784766883
Limited-Term Federal Mortgage Securities Fund            T Shares        6/6/94       SLMTX      784766628
Maryland Municipal Bond Fund                             T Shares        3/1/96       CMDTX      784766131
Short-Term Bond Fund                                     T Shares       3/15/93       SSBTX      784766826
Short-Term U.S. Treasury Securities Fund                 T Shares       3/15/93       SUSTX      784766792
Strategic Income Fund                                    T Shares       11/30/01      STICX      784767691
U.S. Government Securities Fund                          T Shares        8/1/94       SUGTX      784766644
Virginia Intermediate Municipal Bond Fund                T Shares       1/11/93       CRVTX      784767105
Virginia Municipal Bond Fund                             T Shares        4/4/95       CVMTX      784766164
MONEY MARKET FUNDS
Prime Quality Money Market Fund                          T Shares        6/8/92       SQTXX      784766107
Tax-Exempt Money Market Fund                             T Shares        6/8/92       STTXX      784766503
U.S. Government Securities Money Market Fund             T Shares        6/8/92       STUXX      784766305
U.S. Treasury Money Market Fund                          T Shares       2/18/87       CUSXX      784767402
Virginia Tax-Free Money Market Fund                      T Shares       6/15/89       CFMXX      784767501

* The inception date reflects the beginning of the class's performance history. The performance included under "Performance Information" may include the performance of other classes of the Fund and/or predecessors of the Fund.

RISK/RETURN INFORMATION COMMON TO THE STI CLASSIC FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The Adviser invests Fund assets in a way that it believes will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. The Adviser's judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

The value of your investment in a Fund (other than a money market fund) is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

CLASSIC INSTITUTIONAL HIGH QUALITY BOND FUND

FUND SUMMARY

INVESTMENT GOAL                 Current income and price appreciation

INVESTMENT FOCUS                High quality fixed income securities

SHARE PRICE VOLATILITY          Low

PRINCIPAL INVESTMENT STRATEGY   Attempts to identify intermediate duration
                                securities that offer solid return potential and yield

INVESTOR PROFILE                Conservative investors seeking to maximize
                                income and yield consistent with intermediate share price volatility

INVESTMENT STRATEGY

The Classic Institutional High Quality Bond Fund invests at least 80% of its assets in high quality fixed income securities, primarily utilizing U.S. government, A rated or higher, corporate bonds and mortgage-backed securities (rated A or better by at least one National Statistical Ratings Organization). The Fund may also invest in futures, options, taxable municipal securities, asset backed securities and CMOs. The Adviser allocates the Fund's investments based on the Adviser's analysis of duration, yield curve structure, relative value sector and security analysis. The average duration of the Fund's portfolio will typically range from 3 to 10 years. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the portfolio of mortgage-backed securities, and therefore, to assess the volatility risk of the Fund.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

PERFORMANCE INFORMATION

The Classic Institutional High Quality Bond Fund commenced operations on October 27, 2003, and therefore does not have performance history for a full calendar year.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                       T SHARES
                                       --------
Investment Advisory Fees                 0.50%
Other Expenses*                          X.XX%
                                         ----
Total Annual Operating Expenses**        X.XX%

*     Expenses are annualized for the most recent fiscal year.

**    The Fund's net total annual operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and the Distributor waived a portion of the fees in order to keep total operating expenses at a specified level. These fee waivers remain in place as of the date of this prospectus, but the Adviser and the Distributor may discontinue all or part of these fee waivers at any time. With these fee waivers, the Fund's annualized net total operating expenses were as follows:

Classic Institutional High Quality Bond Fund -- T Shares      X.XX%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR    3 YEARS        5 YEARS       10 YEARS
------    -------        -------       --------
$  XXX    $   XXX        $   XXX       $    XXX

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

CLASSIC INSTITUTIONAL SUPER SHORT INCOME PLUS FUND

FUND SUMMARY

INVESTMENT GOAL                     High current income consistent with
                                    preserving capital and maintaining liquidity

INVESTMENT FOCUS                    Short duration investment grade money market
                                    and fixed income securities

SHARE PRICE VOLATILITY              Low

PRINCIPAL  INVESTMENT STRATEGY      Attempts to identify short duration
                                    securities that offer a comparably better return potential and yield than money market funds

INVESTOR PROFILE                    Conservative investors seeking to maximize
                                    income consistent with limited share price volatility

INVESTMENT STRATEGY

The Classic Institutional Super Short Income Plus Fund invests at least 80% of its net assets in short duration, investment grade money market and fixed income securities including, but not limited to, U.S. Treasury and agency securities, obligations of supranational entities and foreign governments, domestic and foreign corporate debt obligations, taxable municipal debt securities, mortgage backed and asset backed securities, repurchase agreements, and other mutual funds. The Fund normally expects to maintain an average effective duration between three months and one year. Individual purchases will generally be limited to securities with a maturity/average life of less than three years. In selecting investments for the Fund, the Adviser attempts to maximize income by identifying securities that offer an acceptable yield for a given level of credit risk and maturity. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

The price (NAV) of the Fund will fluctuate depending on general changes in interest rates as well as changes in the yields of the specific securities in the Fund. General (or macro) changes in interest rates may be as a result of economic developments or Federal Reserve policy while issuer specific changes in yield may be as a result of a change in creditworthiness of a particular issuer or industry. In general, the NAV of the Fund will rise when interests rates fall, and likewise, the NAV of the Fund will fall when interest rates rise. An objective of the Fund is to minimize NAV fluctuation by (a) maintaining the Fund's average weighted duration between three months and one year and (b) diversifying the Fund among issuers and industries.

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that short-term U.S. government debt securities may under perform other segments of the fixed income market or the fixed income market as a whole.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the portfolio of mortgage-backed securities, and therefore, to assess the volatility risk of the Fund.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund's T Shares from year to year.*

           2003               X.XX%
           2004               X.XX%

BEST QUARTER         WORST QUARTER
------------         -------------
   X.XX%                 X.XX%
 (XX/XX/XX)            (XX/XX/XX)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/04 to 6/30/04 was X.XX%.

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2003, to those of the [insert index]Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                          T SHARES                                            1 YEAR      SINCE INCEPTION*
                          --------                                            ------      ----------------
FUND RETURNS BEFORE TAXES                                                      X.XX%           X.XX%
FUND RETURNS AFTER TAXES ON DISTRIBUTIONS                                      X.XX%           X.XX%
FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES              X.XX%           X.XX%
[INSERT INDEX] INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)       X.XX%           X.XX%

* Since inception of the T Shares on October 3, 2002. Benchmark returns since September 30, 2002 (benchmark returns available only on a month end basis).

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. [Insert index description].

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                         T SHARES
                                         --------
Investment Advisory Fees                   0.50%
Other Expenses                             X.XX%
                                           ----
Total Annual Operating Expenses*           X.XX%

* The Fund's net total annual operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and the Distributor waived a portion of the fees in order to keep total operating expenses at a specified level. These fee waivers remain in place as of the date of this prospectus, but the Adviser and the Distributor may discontinue all or part of these fee waivers at any time. With these fee waivers, the Fund's net total operating expenses were as follows:

Classic Institutional Super Short Income Plus Fund -- T Shares      X.XX%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR          3 YEARS         5 YEARS        10 YEARS
------          -------         -------        --------
$  XXX          $  XXX          $  XXX         $    XXX

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

CLASSIC INSTITUTIONAL TOTAL RETURN BOND FUND

FUND SUMMARY

INVESTMENT GOAL                 Current income and price appreciation

INVESTMENT FOCUS                Government, corporate, and mortgage-backed
                                securities, plus other opportunistic investments

SHARE PRICE VOLATILITY          Moderate

PRINCIPAL INVESTMENT STRATEGY   Attempts to recognize relative value in fixed
                                income markets

INVESTOR PROFILE                Investors seeking diversification and attractive
                                total returns in the fixed income market

INVESTMENT STRATEGY

The Classic Institutional Total Return Bond Fund invests at least 80% of its assets in a wide array of fixed income securities, primarily utilizing U.S. government, investment grade corporate, and mortgage-backed securities. The Fund may also invest in high yield securities, international bonds, convertible bonds, futures, options, preferred stocks, taxable municipal securities, asset backed securities and CMOs. The Adviser allocates the Fund's investments among various market sectors based on the Adviser's analysis of duration, yield curve structure and relative value sector and security analysis. The average weighted maturity of the Fund's portfolio will typically range from 4 to 10 years. Due to its investment strategy the Fund may buy and sell securities frequently, which may result in higher transaction costs and additional capital gains tax liabilities. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

High yield securities involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of default or price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

PERFORMANCE INFORMATION

The Classic Institutional Total Return Bond Fund commenced operations on October 15, 2003, and therefore does not have performance history for a full calendar year.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                            T SHARES
                                            --------
Investment Advisory Fees                     0.45%
Other Expenses*                              X.XX%
                                             ----
Total Annual Operating Expenses**            X.XX%

*     Expenses are annualized for the most recent fiscal year.

**    The Fund's net total annual operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and the Distributor waived a portion of the fees in order to keep total operating expenses at a specified level. These fee waivers remain in place as of the date of this prospectus, but the Adviser and the Distributor may discontinue all or part of these fee waivers at any time. With these fee waivers, the Fund's annualized net total operating expenses were as follows:

Classic Institutional Total Return Bond Fund -- T Shares     X.XX%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR          3 YEARS         5 YEARS        10 YEARS
------          -------         -------        --------
$  XXX          $   XXX         $   XXX        $    XXX

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

FLORIDA TAX-EXEMPT BOND FUND

FUND SUMMARY

INVESTMENT GOAL                 Current income exempt from federal income taxes
                                for Florida residents with shares themselves expected to be exempt from the Florida intangible personal property tax

INVESTMENT FOCUS                Florida municipal securities

SHARE PRICE VOLATILITY          Low

PRINCIPAL INVESTMENT STRATEGY   Attempts to invest more Fund assets in
                                undervalued sectors and less in overvalued ones

INVESTOR PROFILE                Florida residents who want income exempt from
                                federal income taxes

INVESTMENT STRATEGY

The Florida Tax-Exempt Bond Fund invests at least 80% of its net assets in municipal securities with income exempt from federal income taxes, and the shares themselves are expected to be exempt from the Florida intangible personal property tax. Issuers of these securities can be located in Florida, Puerto Rico and other U.S. territories and possessions. In addition, up to 20% of the Fund's assets may be invested in securities subject to the alternative minimum tax or in certain taxable debt securities. In selecting investments for the Fund, the Adviser tries to limit risk as much as possible. Based on the Adviser's analysis of municipalities, credit risk, market trends and investment cycles, the Adviser attempts to invest more of the Fund's assets in undervalued market sectors and less in overvalued sectors. The Adviser also tries to identify and invest in municipal issuers with improving credit and avoid those with deteriorating credit. The Adviser anticipates that the Fund's average weighted maturity will range from 6 to 25 years. Under certain circumstances, such as a national financial emergency or a temporary decline in availability of Florida obligations, up to 20% of the Fund's assets may be invested in securities subject to the Florida intangible personal property tax and/or securities that generate income subject to federal personal income taxes. These securities may include short-term municipal securities outside Florida or certain taxable fixed income securities. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

The Fund's concentration of investments in securities of issuers located in Florida subjects the Fund to economic and government policies within Florida.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's T Shares from year to year.*

1995                15.85%
1996                 3.94%
1997                 7.82%
1998                 6.24%
1999                -2.31%
2000                11.64%
2001                 3.68%
2002                10.57%
2003                 X.XX%

BEST QUARTER                WORST QUARTER
------------                -------------
   X.XX%                        X.XX%
 (XX/XX/XX)                   (XX/XX/XX)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/04 to 6/30/04 was X.XX%.

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2003, to those of the Lehman Brothers 10-Year Municipal Bond Index and the Lipper Florida Municipal Debt Funds Objective.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                         T SHARES                                               1 YEAR    5 YEARS   SINCE INCEPTION*
                         --------                                               ------    -------   ----------------
FUND RETURNS BEFORE TAXES                                                        X.XX%     X.XX%         X.XX%
FUND RETURNS AFTER TAXES ON DISTRIBUTIONS                                        X.XX%     X.XX%         X.XX%
FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES                X.XX%     X.XX%         X.XX%
LEHMAN BROTHERS 10-YEAR MUNICIPAL BOND INDEX (REFLECTS NO DEDUCTION
FOR FEES, EXPENSES OR TAXES)                                                     X.XX%     X.XX%         X.XX%
LIPPER FLORIDA MUNICIPAL DEBT FUNDS OBJECTIVE (REFLECTS NO DEDUCTION FOR TAXES)  X.XX%     X.XX%         X.XX%

* Since inception of the T Shares on January 25, 1994. Benchmark returns since January 31, 1994 (benchmark returns available only on a month end basis).

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers 10-Year Municipal Bond Index is a widely-recognized index of long-term investment grade tax-exempt bonds. The Index includes general obligation bonds, revenue bonds, insured bonds and prefunded bonds with maturities between 8 and 12 years. The Index represents various market sectors and geographic locations. The Lipper Florida Municipal Debt Funds Objective is a composite index of mutual funds with investment goals similar to the Fund's goals. It reports the average return of the Florida intermediate-term municipal bond mutual funds tracked by Lipper Analytical Services, Inc. The number of funds in the Objective varies.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                            T SHARES
                                            --------
Investment Advisory Fees                     0.65%
Other Expenses                               X.XX%
                                             ----
Total Annual Operating Expenses*             X.XX%

* The Fund's net total annual operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser waived a portion of the fees in order to keep total operating expenses at a specified level. This fee waiver remains in place as of the date of this prospectus, but the Adviser may discontinue all or part of this fee waiver at any time. With this fee waiver, the Fund's net total operating expenses were as follows:

Florida Tax-Exempt Bond Fund -- T Shares      X.XX%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR         3 YEARS       5 YEARS      10 YEARS
------         -------       -------      --------
$  XXX         $   XXX       $   XXX      $    XXX

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

GEORGIA TAX-EXEMPT BOND FUND

FUND SUMMARY

INVESTMENT GOAL                  Current income exempt from federal and state
                                 income taxes for Georgia residents without undue risk

INVESTMENT FOCUS                 Georgia municipal securities

SHARE PRICE VOLATILITY           Moderate

PRINCIPAL INVESTMENT STRATEGY    Attempts to invest more Fund assets in
                                 undervalued sectors and less in overvalued ones

INVESTOR PROFILE                 Georgia residents who want income exempt
                                 from federal and state income taxes

INVESTMENT STRATEGY

The Georgia Tax-Exempt Bond Fund invests at least 80% of its net assets in municipal securities with income exempt from federal and Georgia income taxes. Issuers of these securities can be located in Georgia, Puerto Rico and other U.S. territories and possessions. In addition, up to 20% of the Fund's assets may be invested in securities subject to the alternative minimum tax or in certain taxable debt securities. In selecting investments for the Fund, the Adviser tries to limit risk as much as possible. Based on the Adviser's analysis of municipalities, credit risk, market trends and investment cycles, the Adviser attempts to invest more of the Fund's assets in undervalued market sectors and less in overvalued sectors. The Adviser tries to diversify the Fund's holdings within Georgia. The Adviser also tries to identify and invest in municipal issuers with improving credit and avoid those with deteriorating credit. The Adviser anticipates that the Fund's average weighted maturity will range from 6 to 25 years. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

The Fund's concentration of investments in securities of issuers located in Georgia subjects the Fund to economic and government policies within Georgia.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's T Shares from year to year.*

1995                13.51%
1996                 3.53%
1997                 8.17%
1998                 5.79%
1999                -2.26%
2000                 9.43%
2001                 4.32%
2002                 9.17%
2003                 X.XX%

BEST QUARTER          WORST QUARTER
------------          -------------
   X.XX%                  X.XX%
 (XX/XX/XX)             (XX/XX/XX)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/04 to 6/30/04 was X.XX%.

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2003, to those of the Lehman Brothers 10-Year Municipal Bond Index and the Lipper Georgia Municipal Debt Funds Objective.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                    T SHARES                                       1 YEAR    5 YEARS   SINCE INCEPTION*
                                    --------                                       ------    -------   ----------------
FUND RETURNS BEFORE TAXES                                                           X.XX%     X.XX%         X.XX%
FUND RETURNS AFTER TAXES ON DISTRIBUTIONS                                           X.XX%     X.XX%         X.XX%
FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES                   X.XX%     X.XX%         X.XX%
LEHMAN BROTHERS 10-YEAR MUNICIPAL BOND INDEX (REFLECTS NO DEDUCTION FOR FEES,
EXPENSES OR TAXES)                                                                  X.XX%     X.XX%         X.XX%
LIPPER GEORGIA MUNICIPAL DEBT FUNDS OBJECTIVE (REFLECTS NO DEDUCTION FOR TAXES)     X.XX%     X.XX%         X.XX%

* Since inception of the T Shares on January 18, 1994. Benchmark returns since January 31, 1994 (benchmark returns available only on a month end basis).

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers 10-Year Municipal Bond Index is a widely-recognized index of long-term investment grade tax-exempt bonds. The Index includes general obligation bonds, revenue bonds, insured bonds and prefunded bonds with maturities between 8 and 12 years. The Index represents various market sectors and geographic locations. The Lipper Georgia Municipal Debt Funds Objective is a composite index of mutual funds with investment goals similar to the Fund's goals. It reports the average return of the Georgia intermediate-term municipal bond mutual funds tracked by Lipper Analytical Services, Inc. The number of funds in the Objective varies.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                        T SHARES
                                        --------
Investment Advisory Fees                 0.65%
Other Expenses                           X.XX%
                                         ----
Total Annual Operating Expenses*         X.XX%

* The Fund's net total annual operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser waived a portion of the fees in order to keep total operating expenses at a specified level. This fee waiver remains in place as of the date of this prospectus, but the Adviser may discontinue all or part of this fee waiver at any time. With this fee waiver, the Fund's net total operating expenses were as follows:

Georgia Tax-Exempt Bond Fund -- T Shares     X.XX%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR     3 YEARS        5 YEARS      10 YEARS
------     -------        -------      --------
$  XXX     $   XXX        $   XXX      $    XXX

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

HIGH INCOME FUND

FUND SUMMARY

INVESTMENT GOAL
  PRIMARY                           High current income
  SECONDARY                         Total return

INVESTMENT FOCUS                    High yield corporate, government, and other
                                    debt instruments of U.S. and non U.S.
                                    issuers

SHARE PRICE VOLATILITY              High

PRINCIPAL INVESTMENT STRATEGY       Attempts to identify lower-rated securities
                                    offering high current income of issuers
                                    generating adequate cash flow to meet their obligations

INVESTOR PROFILE                    Investors who seek high current income and
                                    who are willing to accept greater share
                                    price volatility through investment in high yield, below investment grade debt instruments

INVESTMENT STRATEGY

The High Income Fund invests primarily in a diversified portfolio of higher yielding, lower rated income producing securities of U.S. and non-U.S. issuers. The Fund will invest at least 65%, and may invest up to 100%, of its assets in securities rated as "non-investment grade" by Moody's Investor Services, Inc. or by Standard & Poor's Rating Services or in unrated securities if, in the Adviser's opinion, they are of comparable quality. Such securities are commonly known as "junk bonds" and offer greater risks than investment grade bonds (i.e., rated BBB- or above by S&P or Baa3 or above by Moody's). In selecting debt securities for the Fund, the Adviser seeks out companies with good fundamentals and performing prospects that are currently out of favor with investors. The primary basis for security selection is the potential income offered by the security relative to the Adviser's assessment of the issuer's ability to generate the cash flow required to meet its obligation. The Adviser employs a "bottom-up" approach, identifying investment opportunities based on the underlying financial and economic fundamentals of the specific issuer.

Due to its investment strategy, the Fund may buy and sell securities frequently, which may result in higher transaction costs and additional capital gains tax liabilities. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

High yield securities involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of default or price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund's T Shares from year to year.*

                                   2002                -3.33%
                                   2003                 X.XX%

BEST QUARTER                WORST QUARTER
------------                -------------
   X.XX%                        X.XX%
 (XX/XX/XX)                   (XX/XX/XX)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/04 to 6/30/04 was X.XX%.

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2003, to those of the Lehman Brothers U.S. Corporate High Yield Bond Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                           T SHARES                                     1 YEAR     SINCE INCEPTION*
                           --------                                     ------     ----------------
FUND RETURNS BEFORE TAXES                                                X.XX%          X.XX%
FUND RETURNS AFTER TAXES ON DISTRIBUTIONS                                X.XX%          X.XX%
FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES        X.XX%          X.XX%
LEHMAN BROTHERS U.S. CORPORATE HIGH YIELD BOND INDEX (REFLECTS
NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                X.XX%          X.XX%

* Since inception of the T Shares on October 3, 2001. Benchmark returns since September 30, 2001 (benchmark returns available only on a month end basis).

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers U.S. Corporate High Yield Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index which covers the universe of fixed rate, non-investment grade debt.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                     T SHARES
                                                     --------
Investment Advisory Fees                              0.80%
Other Expenses                                        X.XX%
                                                      ----
Total Annual Operating Expenses*                      X.XX%

* The Fund's net total annual operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser waived a portion of the fees in order to keep total operating expenses at a specified level. This fee waiver remains in place as of the date of this prospectus, but the Adviser may discontinue all or part of this fee waiver at any time. With this fee waiver, the Fund's net total operating expenses were as follows:

        High Income Fund -- T Shares                 X.XX%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR       3 YEARS       5 YEARS         10 YEARS
------       -------       -------         --------
$  XXX       $   XXX       $   XXX         $    XXX

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

INVESTMENT GRADE BOND FUND

FUND SUMMARY

INVESTMENT GOAL                     High total return through current income and
                                    capital appreciation, while preserving the principal amount invested

INVESTMENT FOCUS                    Investment grade U.S. government and
                                    corporate debt securities

SHARE PRICE VOLATILITY              Moderate

PRINCIPAL INVESTMENT STRATEGY       Attempts to identify relatively inexpensive
                                    securities in a selected market index

INVESTOR PROFILE                    Investors who want to receive income from
                                    their investment, as well as an increase in the value of the investment

INVESTMENT STRATEGY

The Investment Grade Bond Fund invests at least 80% of its net assets in investment grade fixed income securities. The Adviser focuses on corporate debt securities, U.S. Treasury obligations, and mortgage-backed securities. In selecting investments for the Fund, the Adviser tries to minimize risk while attempting to outperform selected market indices. Currently, the Adviser's selected index is the Lehman Brothers U.S. Government/Credit Index, a widely-recognized, unmanaged index of investment grade government and corporate debt securities. The Adviser seeks to invest more in portions of the Index that seem relatively inexpensive, and less in those that seem expensive. The Adviser allocates the Fund's investments among various market sectors based on the Adviser's analysis of historical data, yield information and credit ratings. Due to its investment strategy, the Fund may buy and sell securities frequently, which may result in higher transaction costs and additional capital gains tax liabilities. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's T Shares from year to year.*

1994                -3.32%
1995                17.80%
1996                 2.34%
1997                 9.08%
1998                 9.19%
1999                -1.53%
2000                 6.57%
2001                 9.06%
2002                 7.42%
2003                 X.XX%

BEST QUARTER             WORST QUARTER
------------             -------------
   X.XX%                     X.XX%
 (XX/XX/XX)               (XX/XX/XX)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/04 to 6/30/04 was X.XX%.

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2003, to those of the Lehman Brothers U.S. Government/Credit Index, Lehman Brothers U.S. Aggregate Bond Index and the Lipper Intermediate Investment-Grade Debt Funds Objective.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                              T SHARES                                         1 YEAR        5 YEARS         10 YEARS
                              --------                                         ------        -------         --------
FUND RETURNS BEFORE TAXES                                                       X.XX%          X.XX%          X.XX%
FUND RETURNS AFTER TAXES ON DISTRIBUTIONS                                       X.XX%          X.XX%          X.XX%
FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES               X.XX%          X.XX%          X.XX%
LEHMAN BROTHERS U.S. GOVERNMENT/CREDIT INDEX (REFLECTS NO DEDUCTION FOR
FEES, EXPENSES OR TAXES)                                                        X.XX%          X.XX%          X.XX%
LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX (REFLECTS NO DEDUCTION FOR
FEES, EXPENSES OR TAXES)                                                        X.XX%          X.XX%          X.XX%
LIPPER INTERMEDIATE INVESTMENT-GRADE DEBT FUNDS OBJECTIVE (REFLECTS NO
DEDUCTION FOR TAXES)                                                            X.XX%          X.XX%          X.XX%

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers U.S. Government/Credit Index is a widely-recognized composite made up of the Lehman Brothers U.S. Government Index and the Lehman Brothers U.S. Credit Index which include U.S. government, Treasury and agency securities, as well as high grade corporate bonds. The Lehman Brothers U.S. Aggregate Bond Index is a widely-recognized index of securities that are SEC-registered, taxable, and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Lipper Intermediate Investment-Grade Debt Funds Objective is a widely-recognized, equally weighted average that invests primarily in investment grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years. The number of funds in the Objective varies.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                           T SHARES
                                           --------
Investment Advisory Fees                     0.74%
Other Expenses                               X.XX%
                                             ----
Total Annual Operating Expenses*             X.XX%

* The Fund's net total annual operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser waived a portion of the fees in order to keep total operating expenses at a specified level. This fee waiver remains in place as of the date of this prospectus, but the Adviser may discontinue all or part of this fee waiver at any time. With this fee waiver, the Fund's net total operating expenses were as follows:

     Investment Grade Bond Fund -- T Shares         X.XX%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR         3 YEARS           5 YEARS           10 YEARS
------         -------           -------           --------
$  XXX         $   XXX           $   XXX           $    XXX

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

INVESTMENT GRADE TAX-EXEMPT BOND FUND

FUND SUMMARY

INVESTMENT GOAL                     High total return through (i) current income
                                    that is exempt from federal income taxes and
                                    (ii) capital appreciation, while preserving the principal amount invested

INVESTMENT FOCUS                    Investment grade municipal securities

SHARE PRICE VOLATILITY              Moderate

PRINCIPAL INVESTMENT STRATEGY       Attempts to invest more Fund assets in
                                    undervalued sectors and less in overvalued ones

INVESTOR PROFILE                    Investors who want to receive tax-free
                                    current income and an increase in the value of their investment

INVESTMENT STRATEGY

The Investment Grade Tax-Exempt Bond Fund invests at least 80% of its net assets in investment grade tax-exempt obligations, like municipal securities. The issuers of these securities may be located in any U.S. state, territory or possession. In addition, up to 20% of the Fund may be invested in securities subject to the alternative minimum tax or in certain taxable debt securities. In selecting investments for the Fund, the Adviser tries to limit risk as much as possible. Based on the Adviser's analysis of municipalities, credit risk, market trends and investment cycles, the Adviser attempts to invest more of the Fund's assets in undervalued market sectors and less in overvalued sectors. The Adviser also tries to identify and invest in municipal issuers with improving credit and avoid those with deteriorating credit. The Adviser anticipates that the Fund's average weighted maturity will range from 4 to 10 years. Due to its investment strategy, the Fund may buy and sell securities frequently, which may result in higher transaction costs and additional capital gains tax liabilities. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's T Shares from year to year.*

1994                -0.32%
1995                14.97%
1996                 5.52%
1997                 7.79%
1998                 7.06%
1999                -0.26%
2000                10.87%
2001                 5.51%
2002                10.38%
2003                 X.XX%

BEST QUARTER                WORST QUARTER
------------                -------------
   X.XX%                        X.XX%
 (XX/XX/XX)                   (XX/XX/XX)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/04 to 6/30/04 was X.XX%.

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average total returns for the periods ended December 31, 2003, to those of the Lehman Brothers 5-Year Municipal Bond Index and the Lipper Intermediate Municipal Debt Funds Objective.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                               T SHARES                                        1 YEAR        5 YEARS         10 YEARS
                               --------                                        ------        -------         --------
FUND RETURNS BEFORE TAXES                                                       X.XX%          X.XX%           X.XX%
FUND RETURNS AFTER TAXES ON DISTRIBUTIONS                                       X.XX%          X.XX%           X.XX%
FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES               X.XX%          X.XX%           X.XX%
LEHMAN BROTHERS 5-YEAR MUNICIPAL BOND INDEX (REFLECTS NO DEDUCTION FOR
FEES, EXPENSES OR TAXES)                                                        X.XX%          X.XX%           X.XX%
LIPPER INTERMEDIATE MUNICIPAL DEBT FUNDS OBJECTIVE (REFLECTS NO DEDUCTION
FOR TAXES)                                                                      X.XX%          X.XX%           X.XX%

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers 5-Year Municipal Bond Index is a widely-recognized index of intermediate investment grade tax-exempt bonds. The Index includes general obligation bonds, revenue bonds, insured bonds and prefunded bonds with maturities between 4 and 6 years. The Lipper Intermediate Municipal Debt Funds Objective is a composite of mutual funds with investment goals similar to the Fund's goals. It reports the average of intermediate term municipal bond mutual funds tracked by Lipper Analytical Services, Inc. The number of funds in the Objective varies.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                     T SHARES
                                                     --------
Investment Advisory Fees                              0.74%
Other Expenses                                        X.XX%
                                                      ----
Total Annual Operating Expenses*                      X.XX%

* The Fund's net total annual operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser waived a portion of the fees in order to keep total operating expenses at a specified level. This fee waiver remains in place as of the date of this prospectus, but the Adviser may discontinue all or part of this fee waiver at any time. With this fee waiver, the Fund's net total operating expenses were as follows:

      Investment Grade Tax-Exempt Bond Fund -- T Shares    X.XX%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR       3 YEARS        5 YEARS       10 YEARS
------       -------        -------       --------
$  XXX       $   XXX        $   XXX       $    XXX

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND

FUND SUMMARY

INVESTMENT GOAL                   High current income, while preserving capital

INVESTMENT FOCUS                  Mortgage-backed securities

SHARE PRICE VOLATILITY            Low

PRINCIPAL INVESTMENT STRATEGY     Attempts to identify securities that are
                                  less prone to prepayment risk

INVESTOR PROFILE                  Conservative investors who want to receive
                                  income from their investment

INVESTMENT STRATEGY

The Limited-Term Federal Mortgage Securities Fund invests at least 80% of its net assets in U.S. government agency mortgage-backed securities, such as Fannie Mae, GNMA and collateralized mortgage obligations. These securities typically have an effective maturity from 1 to 5 years. In selecting investments for the Fund, the Adviser tries to identify securities that the Adviser expects to perform well in rising and falling markets. The Adviser also attempts to reduce the risk that the underlying mortgages are prepaid by focusing on securities that it believes are less prone to this risk. For example, Fannie Mae or GNMA securities that were issued years ago may be less prone to prepayment risk because there have been many opportunities for prepayment, but few have occurred. Due to its investment strategy, the Fund may buy and sell securities frequently, which may result in higher transaction costs and additional capital gains tax liabilities. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that mortgage-backed securities may underperform other segments of the fixed income market or the fixed income market as a whole.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's T Shares from year to year.*

1995                12.14%
1996                 4.53%
1997                 6.74%
1998                 6.90%
1999                 1.25%
2000                 8.60%
2001                 7.41%
2002                 7.50%
2003                 X.XX%

BEST QUARTER                WORST QUARTER
------------                -------------
   X.XX%                        X.XX%
 (XX/XX/XX)                   (XX/XX/XX)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/04 to 6/30/04 was X.XX%.

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2003, to those of the Merrill Lynch 1-5 Year AAA U.S. Treasuries/Agencies Index and the Merrill Lynch 1-5 Year U.S. Treasuries Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                T SHARES                                           1 YEAR    5 YEARS     SINCE INCEPTION*
                                --------                                           ------    -------     ----------------
FUND RETURNS BEFORE TAXES                                                           X.XX%     X.XX%           X.XX%

FUND RETURNS AFTER TAXES ON DISTRIBUTIONS                                           X.XX%     X.XX%           X.XX%

FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES                   X.XX%     X.XX%           X.XX%

MERRILL LYNCH 1-5 YEAR AAA U.S. TREASURIES/AGENCIES INDEX (REFLECTS NO
DEDUCTION FOR FEES, EXPENSES OR TAXES)                                              X.XX%     X.XX%           X.XX%

MERRILL LYNCH 1-5 YEAR U.S. TREASURIES INDEX (REFLECTS NO DEDUCTION FOR FEES,
EXPENSES OR TAXES)                                                                  X.XX%     X.XX%           X.XX%

* Since inception of the T Shares on June 6, 1994. Benchmark returns since May 31, 1994 (benchmark returns available only on a month end basis).

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Merrill Lynch 1-5 Year AAA U.S. Treasuries/Agencies Index includes U.S. government and agency bonds that have a minimum issue size of $150 million. The current market value of the Index is $1.50 trillion with duration of 2.06 years and yield to maturity of 2.48%. The Merrill Lynch 1-5 Year U.S. Treasuries Index is a widely-recognized, capitalization weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of U.S. Treasury securities with maturities of 1 year or greater and no more than 5 years.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                          T SHARES
                                          --------
Investment Advisory Fees                    0.65%
Other Expenses                              X.XX%
                                            ----
Total Annual Operating Expenses*            X.XX%

* The Fund's net total annual operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser waived a portion of the fees in order to keep total operating expenses at a specified level. This fee waiver remains in place as of the date of this prospectus, but the Adviser may discontinue all or part of this fee waiver at any time. With this fee waiver, the Fund's net total operating expenses were as follows:

    Limited-Term Federal Mortgage Securities Fund -- T Shares     X.XX%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR              3 YEARS          5 YEARS          10 YEARS
------              -------          -------          --------
$  XXX              $   XXX          $   XXX          $    XXX

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

MARYLAND MUNICIPAL BOND FUND

FUND SUMMARY

INVESTMENT GOAL                     High current income exempt from federal and
                                    Maryland income tax, consistent with
                                    preservation of capital

INVESTMENT FOCUS                    Maryland municipal securities

SHARE PRICE VOLATILITY              Moderate

PRINCIPAL INVESTMENT STRATEGY       Invests primarily in investment grade
                                    municipal securities

INVESTOR PROFILE                    Maryland residents who want income exempt
                                    from federal and state income taxes

INVESTMENT STRATEGY

The Maryland Municipal Bond Fund invests at least 80% of its net assets in municipal securities with income exempt from federal and Maryland income taxes. Issuers of these securities can be located in Maryland, Puerto Rico and other U.S. territories and possessions. In selecting investments for the Fund, the Adviser tries to limit risk by buying investment grade securities. There are no limits on the Fund's average weighted maturity or on the remaining maturities of individual securities. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities. The Fund's concentration of investments in securities of issuers located in Maryland subjects the Fund to economic and government policies of Maryland.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's T Shares from year to year.*

1997                 8.78%
1998                 5.87%
1999                -3.33%
2000                11.31%
2001                 4.54%
2002                 8.91%
2003                 X.XX%

BEST QUARTER                WORST QUARTER
------------                -------------
   X.XX%                        X.XX%
 (XX/XX/XX)                   (XX/XX/XX)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/04 to 6/30/04 was X.XX%.

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2003, to those of the Lehman Brothers 10-Year Municipal Bond Index and the Lipper Maryland Municipal Debt Funds Objective.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                T SHARES                                           1 YEAR   5 YEARS    SINCE INCEPTION*
                                --------                                           ------   -------    ----------------
FUND RETURNS BEFORE TAXES                                                           X.XX%     X.XX%         X.XX%

FUND RETURNS AFTER TAXES ON DISTRIBUTIONS                                           X.XX%     X.XX%         X.XX%

FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES                   X.XX%     X.XX%         X.XX%

LEHMAN BROTHERS 10-YEAR MUNICIPAL BOND INDEX (REFLECTS NO DEDUCTION FOR FEES,
EXPENSES OR TAXES)                                                                  X.XX%     X.XX%         X.XX%

LIPPER MARYLAND MUNICIPAL DEBT FUNDS OBJECTIVE (REFLECTS NO DEDUCTION FOR TAXES)    X.XX%     X.XX%         X.XX%

* Since inception of the T Shares on March 1, 1996. Benchmark returns since February 29, 1996 (benchmark returns available only on a month end basis).

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers 10-Year Municipal Bond Index is a widely-recognized index of long-term investment grade tax-exempt bonds. The Index includes general obligation bonds, revenue bonds, insured bonds and prefunded bonds with maturities between 8 and 12 years. The Index represents various market sectors and geographic locations. The Lipper Maryland Municipal Debt Funds Objective is an average of funds that limit their assets to those securities that are exempt from taxation in a specified state (double tax-exempt) or city (triple tax-exempt). The number of funds in the Objective varies.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                     T SHARES
                                                     --------
Investment Advisory Fees                              0.65%
Other Expenses                                        X.XX%
                                                      ----
Total Annual Operating Expenses*                      X.XX%

* The Fund's net total annual operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser waived a portion of the fees in order to keep total operating expenses at a specified level. This fee waiver remains in place as of the date of this prospectus, but the Adviser may discontinue all or part of this fee waiver at any time. With this fee waiver, the Fund's net total operating expenses were as follows:

    Maryland Municipal Bond Fund -- T Shares         X.XX%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR       3 YEARS         5 YEARS        10 YEARS
------       -------         -------        --------
$  XXX       $   XXX         $   XXX        $    XXX

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

SHORT-TERM BOND FUND

FUND SUMMARY

INVESTMENT GOAL                   High current income, while preserving capital

INVESTMENT FOCUS                  Investment grade U.S. government and
                                  corporate debt securities

SHARE PRICE VOLATILITY            Low

PRINCIPAL INVESTMENT STRATEGY     Attempts to identify securities that offer a
                                  comparably better return than similar
                                  securities for a given level of credit risk

INVESTOR PROFILE                  Income oriented investors who are willing to
                                  accept increased risk for the possibility of returns greater than money market investing

INVESTMENT STRATEGY

The Short-Term Bond Fund invests at least 80% of its net assets in a diversified portfolio of short- to medium-term investment grade U.S. Treasury, corporate debt, mortgage-backed and asset-backed securities. The Fund expects that it will normally maintain an effective maturity of 3 years or less. In selecting investments for the Fund, the Adviser attempts to identify securities that offer a comparably better investment return for a given level of credit risk. For example, short-term bonds generally have better returns than money market instruments, with a fairly modest increase in credit risk and/or volatility. The Adviser manages the Fund from a total return perspective. That is, the Adviser makes day-to-day investment decisions for the Fund with a view towards maximizing returns. The Adviser analyzes yields, market sectors and credit risk in an effort to identify attractive investments with the best risk/reward trade-off. Due to its investment strategy, the Fund may buy and sell securities frequently, which may result in higher transaction costs and additional capital gains tax liabilities. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Mortgage-backed and asset-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans or underlying assets such as truck and auto loans, leases and credit card receivables. Mortgage-backed and asset-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loan, receivables or other assets underlying these securities. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed or asset-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in the market place. When interest rates fall, however, mortgage-backed and asset-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayment or prepayment of the underlying asset that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the portfolio of mortgage-backed or asset-backed securities and, therefore, to assess the volatility risk of the Fund.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's T Shares from year to year.*

1994               -0.07%
1995               11.77%
1996                3.90%
1997                6.78%
1998                6.84%
1999                0.92%
2000                7.64%
2001                7.54%
2002                2.59%
2003                X.XX%

BEST QUARTER                WORST QUARTER
------------                -------------
   X.XX%                        X.XX%
 (XX/XX/XX)                   (XX/XX/XX)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/04 to 6/30/04 was X.XX%.

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2003, to those of the Citigroup 1-3 Year
Treasury/Government/Credit Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                            T SHARES                                      1 YEAR        5 YEARS        10 YEARS
                            --------                                      ------        -------        --------
FUND RETURNS BEFORE TAXES                                                  X.XX%          X.XX%          X.XX%
FUND RETURNS AFTER TAXES ON DISTRIBUTIONS                                  X.XX%          X.XX%          X.XX%
FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES          X.XX%          X.XX%          X.XX%
CITIGROUP 1-3 YEAR TREASURY/GOVERNMENT/CREDIT INDEX (REFLECTS NO
DEDUCTION FOR FEES, EXPENSES OR TAXES)                                     X.XX%          X.XX%          X.XX%

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Citigroup 1-3 Year Treasury/Government/Credit Index is a widely-recognized index of U.S. Treasury securities, government agency obligations, and corporate debt securities rated at least investment grade (BBB). The securities in the Index have maturities of 1 year or greater and less than 3 years.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                     T SHARES
                                                     --------
Investment Advisory Fees                              0.65%
Other Expenses                                        X.XX%
                                                      ----
Total Annual Operating Expenses*                      X.XX%

* The Fund's net total annual operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser waived a portion of the fees in order to keep total operating expenses at a specified level. This fee waiver remains in place as of the date of this prospectus, but the Adviser may discontinue all or part of this fee waiver at any time. With this fee waiver, the Fund's net total operating expenses were as follows:

      Short-Term Bond Fund -- T Shares      X.XX%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR        3 YEARS        5 YEARS     10 YEARS
------        -------        -------     --------
$  XXX        $   XXX        $   XXX     $    XXX

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

SHORT-TERM U.S. TREASURY SECURITIES FUND

FUND SUMMARY

INVESTMENT GOAL                    High current income, while preserving capital

INVESTMENT FOCUS                   Short-term U.S. Treasury securities

SHARE PRICE VOLATILITY             Low

PRINCIPAL INVESTMENT STRATEGY      Attempts to identify Treasury securities
                                   with maturities that offer a comparably
                                   better return potential and yield than
                                   either shorter maturity or longer maturity securities for a given level of interest rate risk

INVESTOR PROFILE                   Income oriented investors who are willing to
                                   accept increased risk for the possibility of returns greater than money market investing

INVESTMENT STRATEGY

The Short-Term U.S. Treasury Securities Fund invests exclusively in short-term U.S. Treasury securities (those with remaining maturities of 3 years or less). The Fund intends to maintain an average weighted maturity from 1 to 2 years. The Fund offers investors the opportunity to capture the advantage of investing in short-term bonds over money market instruments. Generally, short-term bonds offer a comparably better return than money market instruments, with a modest increase in interest rate risk. The Adviser manages the Fund from a total return perspective. That is, the Adviser makes day-to-day investment decisions for the Fund with a view toward maximizing returns and yield. The Adviser tries to select those U.S. Treasury securities that offer the best risk/reward trade-off. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that short-term U.S. Treasury securities may underperform other segments of the fixed income market or the fixed income market as a whole.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's T Shares from year to year.*

1994                 1.41%
1995                 8.58%
1996                 4.52%
1997                 5.86%
1998                 6.24%
1999                 2.71%
2000                 6.65%
2001                 6.55%
2002                 4.61%
2003                 X.XX%

BEST QUARTER                WORST QUARTER
------------                -------------
   X.XX%                        X.XX%
 (XX/XX/XX)                   (XX/XX/XX)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/04 to 6/30/04 was X.XX%.

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2003, to those of the Citigroup 1-3 Year Treasury Index and the Citigroup 6-Month Treasury Bill Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                             T SHARES                                          1 YEAR        5 YEARS         10 YEARS
                             --------                                          ------        -------         --------
FUND RETURNS BEFORE TAXES                                                       X.XX%          X.XX%           X.XX%
FUND RETURNS AFTER TAXES ON DISTRIBUTIONS                                       X.XX%          X.XX%           X.XX%
FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES               X.XX%          X.XX%           X.XX%
CITIGROUP 1-3 YEAR TREASURY INDEX (REFLECTS NO DEDUCTION FOR FEES,
EXPENSES OR TAXES)                                                              X.XX%          X.XX%           X.XX%
CITIGROUP 6-MONTH TREASURY BILL INDEX (REFLECTS NO DEDUCTION FOR FEES,
EXPENSES OR TAXES)                                                              X.XX%          X.XX%           X.XX%

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Citigroup 1-3 Year Treasury Index is a widely-recognized index of U.S. Treasury securities with maturities of one year or greater and less than three years. The Citigroup 6-Month Treasury Bill Index is a widely-recognized index of the 6 month U.S. Treasury bills.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                             T SHARES
                                             --------
Investment Advisory Fees                      0.65%
Other Expenses                                X.XX%
                                              ----
Total Annual Operating Expenses*              X.XX%

* The Fund's net total annual operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser waived a portion of the fees in order to keep total operating expenses at a specified level. This fee waiver remains in place as of the date of this prospectus, but the Adviser may discontinue all or part of this fee waiver at any time. With this fee waiver, the Fund's net total operating expenses were as follows:

      Short-Term U.S. Treasury Securities Fund -- T Shares        X.XX%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR           3 YEARS        5 YEARS          10 YEARS
------           -------        -------          --------
$  XXX           $   XXX        $   XXX          $    XXX

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

STRATEGIC INCOME FUND

FUND SUMMARY

INVESTMENT GOAL
  PRIMARY                          Current income
  SECONDARY                        Preservation of capital

INVESTMENT FOCUS                   High yield corporate, government, and other
                                   debt instruments of U.S. and non U.S. issuers

SHARE PRICE VOLATILITY             Moderate

PRINCIPAL INVESTMENT STRATEGY      Attempts to increase income while reducing
                                   share price volatility through
                                   diversification across three major sectors of the fixed income market

INVESTOR PROFILE                   Investors who seek high current income with
                                   reduced risk of share price volatility

INVESTMENT STRATEGY

The Strategic Income Fund invests primarily in a diversified portfolio of high yield corporate, U.S. government and international bonds. The Fund will maintain a minimum average credit quality rating of BBB. The Fund will invest at least 15%, but not more than 60%, of its assets in a particular sector. In selecting debt securities for the Fund, the Adviser seeks out companies with good fundamentals and performing prospects that are currently out of favor with investors. The primary basis for security selection is the potential income offered by the security relative to the Adviser's assessment of the issuer's ability to generate the cash flow required to meet its obligation. The Adviser employs a "bottom-up" approach, identifying investment opportunities based on the underlying financial and economic fundamentals of the specific issuer.

Due to its investment strategy, the Fund may buy and sell securities frequently, which may result in higher transaction costs and additional capital gains tax liabilities. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

High yield securities involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of default or price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund's T Shares from year to year.*

                       2002                 3.58%
                       2003                 X.XX%

BEST QUARTER                WORST QUARTER
------------                -------------
   X.XX%                        X.XX%
 (XX/XX/XX)                   (XX/XX/XX)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/04 to 6/30/04 was X.XX%.

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2003, to those of a Hybrid 34/33/33 Blend of the Merrill Lynch AAA U.S. Treasury/Agency Master Index, Merrill Lynch U.S. High Yield Master II Index and the Merrill Lynch Global Government Bond II ex U.S. Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                T SHARES                                             1 YEAR     SINCE INCEPTION*
                                --------                                             ------     ----------------
FUND RETURNS BEFORE TAXES                                                             X.XX%          X.XX%
FUND RETURNS AFTER TAXES ON DISTRIBUTIONS                                             X.XX%          X.XX%
FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES                     X.XX%          X.XX%
HYBRID 34/33/33 BLEND OF THE FOLLOWING MARKET BENCHMARKS                              X.XX%          X.XX%
MERRILL LYNCH AAA U.S. TREASURY/AGENCY MASTER INDEX (REFLECTS NO DEDUCTION FOR
   FEES, EXPENSES OR TAXES)                                                           X.XX%          X.XX%
MERRILL LYNCH U.S. HIGH YIELD MASTER II INDEX (REFLECTS NO DEDUCTION FOR FEES,
   EXPENSES OR TAXES)                                                                 X.XX%          X.XX%
MERRILL LYNCH GLOBAL GOVERNMENT BOND II EX U.S. INDEX (REFLECTS NO DEDUCTION FOR
   FEES, EXPENSES OR TAXES)                                                           X.XX%          X.XX%

*     Since inception of the T Shares on November 30, 2001.

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Merrill Lynch AAA U.S. Treasury/Agency Master Index is a widely-recognized U.S. government index that tracks the performance of the combined U.S. Treasury and U.S. agency markets. It includes U.S. dollar-denominated, U.S. Treasury and U.S. agency bonds, issued in the U.S. domestic bond market, having at least one year remaining term to maturity, a fixed coupon schedule and a minimum amount outstanding of $1 billion for U.S. Treasuries and $150 million for U.S. agencies. The Merrill Lynch U.S. High Yield Master II Index is a widely-recognized, market-value weighted (higher market value bonds have more influence than lower value bonds) index that tracks the performance of below investment grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. The Merrill Lynch Global Government Bond II ex U.S. Index is a widely-recognized subset of the Merrill Lynch Global Government Bond Index including Belgian, Danish, Irish, Italian, New Zealand, Portuguese, Spanish, and Swedish returns. The Merrill Lynch Global Government Bond Index is a widely-recognized, broad-based index consisting of various maturities comprising Australian, Canadian, Dutch, French, German, Japanese, Swiss, U.K., and U.S. individual country returns.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                            T SHARES
                                            --------
Investment Advisory Fees                      0.85%
Other Expenses                                X.XX%
                                              ----
Total Annual Operating Expenses*              X.XX%

* The Fund's net total annual operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser waived a portion of the fees in order to keep total operating expenses at a specified level. This fee waiver remains in place as of the date of this prospectus, but the Adviser may discontinue all or part of this fee waiver at any time. With this fee waiver, the Fund's net total operating expenses were as follows:

     Strategic Income Fund -- T Shares        X.XX%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR            3 YEARS          5 YEARS           10 YEARS
------            -------          -------           --------
$  XXX            $   XXX          $   XXX            $  XXX

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

U.S. GOVERNMENT SECURITIES FUND

FUND SUMMARY

INVESTMENT GOAL                    High current income, while preserving capital

INVESTMENT FOCUS                   Mortgage-backed securities and U.S. Treasury
                                   obligations

SHARE PRICE VOLATILITY             Low to moderate

PRINCIPAL INVESTMENT STRATEGY      Attempts to increase income without adding
                                   undue risk

INVESTOR PROFILE                   Conservative investors who want to receive
                                   income from their investment

INVESTMENT STRATEGY

The U.S. Government Securities Fund invests at least 80% of its net assets in U.S. government debt securities, such as mortgage-backed securities and U.S. Treasury obligations. In an attempt to provide a consistently high dividend without adding undue risk, the Fund focuses its investments in mortgage-backed securities. The effective average weighted maturity of the Fund's portfolio will typically range between 4 and 10 years. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that U.S. government debt securities may underperform other segments of the fixed income market or the fixed income market as a whole.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's T Shares from year to year.*

1995                17.33%
1996                 2.55%
1997                 8.94%
1998                 8.16%
1999                -0.97%
2000                10.98%
2001                 6.92%
2002                 9.68%
2003                 X.XX%

BEST QUARTER                WORST QUARTER
   X.XX%                        X.XX%
 (XX/XX/XX)                   (XX/XX/XX)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/04 to 6/30/04 was X.XX%.

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average total returns for the periods ended December 31, 2003, to those of the Merrill Lynch Government/Mortgage Custom Index and the Lehman Brothers Intermediate U.S. Government Bond Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                              T SHARES                                            1 YEAR   5 YEARS   SINCE INCEPTION*
                              --------                                            ------   -------   ----------------
FUND RETURNS BEFORE TAXES                                                          X.XX%    X.XX%         X.XX%

FUND RETURNS AFTER TAXES ON DISTRIBUTIONS                                          X.XX%    X.XX%         X.XX%

FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES                  X.XX%    X.XX%         X.XX%

MERRILL LYNCH GOVERNMENT/MORTGAGE CUSTOM INDEX (REFLECTS NO DEDUCTION FOR
FEES, EXPENSES OR TAXES)                                                           X.XX%    X.XX%         X.XX%

LEHMAN BROTHERS INTERMEDIATE U.S. GOVERNMENT BOND INDEX (REFLECTS NO
DEDUCTION FOR FEES, EXPENSES OR TAXES)                                             X.XX%    X.XX%         X.XX%

* Since inception of the T Shares on August 1, 1994. Benchmark returns since July 31, 1994 (benchmark returns available only on a month end basis).

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Merrill Lynch Government/Mortgage Custom Index is a synthetic index created by combining, at their respective market weights
(i) the Merrill Lynch Government Master Index, which is a widely-recognized index comprised of U.S. Treasury securities and U.S. government agency securities with a maturity of at least 1 year; and (ii) the Merrill Lynch Mortgage Master Index, which is a widely-recognized index comprised of mortgage-backed securities including 15 and 30 year single family mortgages in addition to aggregated pooled mortgages. The Lehman Brothers Intermediate U.S. Government Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. Treasury securities, U.S. government agency obligations, and corporate debt backed by the U.S. Government, fixed-rate nonconvertible corporate debt securities, Yankee bonds, and nonconvertible debt securities issued by or guaranteed by foreign governments and agencies. All securities in the Index are rated investment grade (BBB) or higher, with maturities of at least 1 year.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                              T SHARES
                                              --------
Investment Advisory Fees                       0.74%
Other Expenses                                 X.XX%
                                               ----
Total Annual Operating Expenses*               X.XX%

* The Fund's net total annual operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser waived a portion of the fees in order to keep total operating expenses at a specified level. This fee waiver remains in place as of the date of this prospectus, but the Adviser may discontinue all or part of this fee waiver at any time. With this fee waiver, the Fund's net total operating expenses were as follows:

      U.S. Government Securities Fund -- T Shares      X.XX%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR            3 YEARS          5 YEARS        10 YEARS
------            -------          -------        --------
$  XXX            $   XXX          $   XXX         $  XXX

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND

FUND SUMMARY

INVESTMENT GOAL                    High current income exempt from federal and
                                   Virginia income tax, consistent with
                                   preservation of capital

INVESTMENT FOCUS                   Virginia municipal securities

SHARE PRICE VOLATILITY             Low

PRINCIPAL INVESTMENT STRATEGY      Attempts to limit risk by investing in
                                   investment grade municipal securities with an intermediate average maturity

INVESTOR PROFILE                   Virginia residents who want income exempt
                                   from federal and state income taxes

INVESTMENT STRATEGY

The Virginia Intermediate Municipal Bond Fund invests at least 80% of its net assets in municipal securities with income exempt from federal and Virginia income taxes. Issuers of these securities can be located in Virginia, Puerto Rico and other U.S. territories and possessions. In selecting investments for the Fund, the Adviser tries to limit risk by buying investment grade securities. The Adviser also considers stability and growth of principal. The Adviser expects that the Fund's average weighted maturity will range from 5 to 10 years but there is no limit on the maturities of individual securities. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities. The Fund's concentration of investments in securities of issuers located in Virginia subjects the Fund to economic and government policies of Virginia.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's T Shares from year to year.*

1994                -6.45%
1995                14.25%
1996                 2.95%
1997                 7.25%
1998                 5.22%
1999                -2.34%
2000                 9.39%
2001                 4.44%
2002                 7.88%
2003                 X.XX%

BEST QUARTER                WORST QUARTER
------------                -------------
   X.XX%                        X.XX%
 (XX/XX/XX)                   (XX/XX/XX)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/04 to 6/30/04 was X.XX%.

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2003, to those of the Lehman Brothers 5-Year Municipal Bond Index and the Lipper Other States Intermediate Municipal Debt Funds Objective.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                T SHARES                                       1 YEAR       5 YEARS         10 YEARS
                                --------                                       ------       -------         --------
FUND RETURNS BEFORE TAXES                                                       X.XX%        X.XX%            X.XX%
FUND RETURNS AFTER TAXES ON DISTRIBUTIONS                                       X.XX%        X.XX%            X.XX%
FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES               X.XX%        X.XX%            X.XX%
LEHMAN BROTHERS 5-YEAR MUNICIPAL BOND INDEX (REFLECTS NO DEDUCTION FOR
FEES, EXPENSES OR TAXES)                                                        X.XX%        X.XX%            X.XX%
LIPPER OTHER STATES INTERMEDIATE MUNICIPAL DEBT FUNDS OBJECTIVE (REFLECTS
NO DEDUCTION FOR TAXES)                                                         X.XX%        X.XX%            X.XX%

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers 5-Year Municipal Bond Index is a widely-recognized index composed of tax-exempt bonds with maturities ranging between 4 and 6 years. The Lipper Other States Intermediate Municipal Debt Funds Objective is an average of funds that invest in municipal debt issues with dollar-weighted average maturities of five to ten years and are exempt from taxation on a specified city or state basis. The number of funds in the Objective varies.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                    T SHARES
                                                    --------
Investment Advisory Fees                              0.65%
Other Expenses                                        X.XX%
                                                      ----
Total Annual Operating Expenses                       X.XX%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR          3 YEARS           5 YEARS         10 YEARS
------          -------           -------         --------
$  XXX          $   XXX           $   XXX         $    XXX

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

VIRGINIA MUNICIPAL BOND FUND

FUND SUMMARY

INVESTMENT GOAL                     High current income exempt from federal and
                                    Virginia income taxes, consistent with
                                    preservation of capital

INVESTMENT FOCUS                    Virginia municipal securities

SHARE PRICE VOLATILITY              Moderate

PRINCIPAL INVESTMENT STRATEGY       Invests primarily in investment grade
                                    municipal securities

INVESTOR PROFILE                    Virginia residents who want income exempt
                                    from federal and state income taxes.

INVESTMENT STRATEGY

The Virginia Municipal Bond Fund invests substantially all of its assets in municipal securities with income exempt from federal and Virginia income taxes. Issuers of these securities can be located in Virginia, Puerto Rico and other U.S. territories and possessions. In selecting investments for the Fund, the Adviser tries to limit risk by buying investment grade securities. There are no limits on the Fund's average weighted maturity or on the remaining maturities of individual securities. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities. The Fund's concentration of investments in securities of issuers located in Virginia subjects the Fund to economic and government policies of Virginia.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's T Shares from year to year.*

1996                 1.68%
1997                 8.82%
1998                 5.85%
1999                -4.86%
2000                11.65%
2001                 4.23%
2002                 9.15%
2003                 X.XX%

BEST QUARTER                WORST QUARTER
------------                -------------
   X.XX%                        X.XX%
 (XX/XX/XX)                   (XX/XX/XX)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/04 to 6/30/04 was X.XX%.

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2003, to those of the Lehman Brothers 10-Year Municipal Bond Index and the Lipper Virginia Municipal Debt Funds Objective.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                T SHARES                                                   1 YEAR   5 YEARS   SINCE INCEPTION*
                                --------                                                   ------   -------   ----------------
FUND RETURNS BEFORE TAXES                                                                   X.XX%     X.XX%        X.XX%

FUND RETURNS AFTER TAXES ON DISTRIBUTIONS                                                   X.XX%     X.XX%        X.XX%

FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES                           X.XX%     X.XX%        X.XX%

LEHMAN BROTHERS 10-YEAR MUNICIPAL BOND INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES
OR TAXES)                                                                                   X.XX%     X.XX%        X.XX%

LIPPER VIRGINIA MUNICIPAL DEBT FUNDS OBJECTIVE (REFLECTS NO DEDUCTION FOR TAXES)            X.XX%     X.XX%        X.XX%

* Since inception of the T Shares on April 4, 1995. Benchmark returns since March 31, 1995 (benchmark returns available only on a month end basis).

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers 10-Year Municipal Bond Index is a widely-recognized index of long-term investment grade tax-exempt bonds. The Index includes general obligation bonds, revenue bonds, insured bonds and prefunded bonds with maturities between 8 and 12 years. The Index represents various market sectors and geographic locations. The Lipper Virginia Municipal Debt Funds Objective is an average of funds that limit their assets to those securities that are exempt from taxation in a specified state (double tax-exempt) or city (triple tax-exempt). The number of funds in the Objective varies.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                           T SHARES
                                           --------
Investment Advisory Fees                     0.65%
Other Expenses                               X.XX%
                                             ----
Total Annual Operating Expenses              X.XX%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR            3 YEARS            5 YEARS            10 YEARS
------            -------            -------            --------
$  XXX            $   XXX            $   XXX             $  XXX

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

PRIME QUALITY MONEY MARKET FUND

FUND SUMMARY

INVESTMENT GOAL                     High current income, while preserving
                                    capital and liquidity

INVESTMENT FOCUS                    Money market instruments

PRINCIPAL INVESTMENT STRATEGY       Attempts to identify money market
                                    instruments with the most attractive
                                    risk/return trade-off

INVESTOR PROFILE                    Conservative investors who want to receive
                                    current income from their investment

INVESTMENT STRATEGY

The Prime Quality Money Market Fund invests exclusively in high quality U.S. money market instruments and foreign money market instruments denominated in U.S. dollars. In selecting investments for the Fund, the Adviser tries to increase income without adding undue risk. The Adviser analyzes maturity, yields, market sectors and credit risk. Investments are made in money market instruments with the most attractive risk/return trade-off. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's T Shares from year to year.*

1994                 3.77%
1995                 5.47%
1996                 4.99%
1997                 5.15%
1998                 5.10%
1999                 4.74%
2000                 6.04%
2001                 3.72%
2002                 1.44%
2003                 X.XX%

BEST QUARTER                WORST QUARTER
------------                -------------
   X.XX%                        X.XX%
 (XX/XX/XX)                   (XX/XX/XX)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/04 to 6/30/04 was X.XX%.

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2003, to those of the iMoneyNet, Inc. First Tier Retail Average.

               T SHARES                              1 YEAR        5 YEARS       10 YEARS
               --------                              ------        -------       --------
PRIME QUALITY MONEY MARKET FUND                       X.XX%         X.XX%          X.XX%
IMONEYNET, INC. FIRST TIER RETAIL AVERAGE             X.XX%         X.XX%          X.XX%

To obtain more information about the Fund's current yield, call 1-800-814-3397.

WHAT IS AN AVERAGE?

An average is a composite of mutual funds with similar investment goals. The iMoneyNet, Inc. First Tier Retail Average is a widely-recognized composite of money market funds that invest in securities rated in the highest category by at least two recognized rating agencies. The number of funds in the Average varies.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                     T SHARES
                                                     --------
Investment Advisory Fees                              0.65%
Other Expenses                                        X.XX%
                                                      ----
Total Annual Operating Expenses*                      X.XX%

* The Fund's net total annual operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser waived a portion of the fees in order to keep total operating expenses at a specified level. This fee waiver remains in place as of the date of this prospectus, but the Adviser may discontinue all or part of this fee waiver at any time. With this fee waiver, the Fund's net total operating expenses were as follows:

      Prime Quality Money Market Fund -- T Shares         X.XX%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR          3 YEARS          5 YEARS            10 YEARS
------          -------          -------            --------
$  XXX          $   XXX          $   XXX            $    XXX

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

TAX-EXEMPT MONEY MARKET FUND

FUND SUMMARY

INVESTMENT GOAL                     High current interest income exempt from
                                    federal income taxes, while preserving
                                    capital and liquidity

INVESTMENT FOCUS                    Municipal money market instruments

PRINCIPAL INVESTMENT STRATEGY       Attempts to increase income without added
                                    risk by analyzing credit quality

INVESTOR PROFILE                    Conservative investors who want to receive
                                    current tax-exempt income from their
                                    investment

INVESTMENT STRATEGY

The Tax-Exempt Money Market Fund invests substantially all of its assets in money market instruments issued by municipalities and issuers that pay income exempt from regular federal income taxes. In addition, up to 20% of the Fund's assets may be invested in securities subject to the alternative minimum tax. In selecting investments for the Fund, the Adviser analyzes the credit quality and structure of each security to minimize risk. The Adviser actively manages the Fund's average maturity based on current interest rates and the Adviser's outlook of the market. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's T Shares from year to year.*

1994                 2.47%
1995                 3.48%
1996                 3.06%
1997                 3.23%
1998                 3.02%
1999                 2.80%
2000                 3.69%
2001                 2.26%
2002                 0.92%
2003                 X.XX%

BEST QUARTER                WORST QUARTER
------------                -------------
   X.XX%                        X.XX%
 (XX/XX/XX)                   (XX/XX/XX)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/04 to 6/30/04 was X.XX%.

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2003, to those of the iMoneyNet, Inc. Tax-Free Retail Average.

                T SHARES                              1 YEAR           5 YEARS         10 YEARS
                --------                              ------           -------         --------
TAX-EXEMPT MONEY MARKET FUND                           X.XX%            X.XX%            X.XX%
IMONEYNET, INC. TAX-FREE RETAIL AVERAGE                X.XX%            X.XX%            X.XX%

To obtain more information about the Fund's current yield, call 1-800-814-3397.

WHAT IS AN AVERAGE?

An average is a composite of mutual funds with similar investment goals. The iMoneyNet, Inc. Tax-Free Retail Average is a widely-recognized composite of money market funds that invest in short-term municipal securities, the income of which is exempt from federal taxation. The number of funds in the Average varies.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                     T SHARES
                                                     --------
Investment Advisory Fees                              0.55%
Other Expenses                                        X.XX%
                                                      ----
Total Annual Operating Expenses*                      X.XX%

* The Fund's net total annual operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser waived a portion of the fees in order to keep total operating expenses at a specified level. This fee waiver remains in place as of the date of this prospectus, but the Adviser may discontinue all or part of this fee waiver at any time. With this fee waiver, the Fund's net total operating expenses were as follows:

     Tax-Exempt Money Market Fund -- T Shares      X.XX%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR          3 YEARS         5 YEARS           10 YEARS
------          -------         -------           --------
$  XXX          $   XXX         $   XXX            $  XXX

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

FUND SUMMARY

INVESTMENT GOAL                     High current income, while preserving
                                    capital and liquidity

INVESTMENT FOCUS                    U.S. Treasury and government agency
                                    securities, and repurchase agreements

PRINCIPAL INVESTMENT STRATEGY       Attempts to increase income without adding
                                    undue risk by analyzing yields

INVESTOR PROFILE                    Conservative investors who want to receive
                                    current income

INVESTMENT STRATEGY

The U.S. Government Securities Money Market Fund invests exclusively in U.S. Treasury obligations, obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government, repurchase agreements involving these securities, and shares of registered money market funds that invest in the foregoing. In selecting investments for the Fund, the Adviser tries to increase income without adding undue risk by analyzing yields. The Adviser actively manages the maturity of the Fund and its portfolio to maximize the Fund's yield based on current market interest rates and the Adviser's outlook on the market. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's T Shares from year to year.*

1994                 3.64%
1995                 5.39%
1996                 4.81%
1997                 4.99%
1998                 4.88%
1999                 4.41%
2000                 5.71%
2001                 3.67%
2002                 1.35%
2003                 X.XX%

BEST QUARTER                WORST QUARTER
------------                -------------
   X.XX%                        X.XX%
 (XX/XX/XX)                   (XX/XX/XX)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/04 to 6/30/04 was X.XX%.

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2003, to those of the iMoneyNet, Inc. Government & Agency Retail Average.

                     T SHARES                                1 YEAR       5 YEARS       10 YEARS
                     --------                                ------       -------       --------
U.S. GOVERNMENT SECURITIES MONEY MARKET FUND                  X.XX%         X.XX%         X.XX%
IMONEYNET, INC. GOVERNMENT & AGENCY RETAIL AVERAGE            X.XX%         X.XX%         X.XX%

To obtain more information about the Fund's yield, call 1-800-814-3397.

WHAT IS AN AVERAGE?

An average is a composite of mutual funds with similar investment goals. The iMoneyNet, Inc. Government & Agency Retail Average is a widely-recognized composite of all money market funds that invest in U.S. Treasury bills, repurchase agreements or securities issued by agencies of the U.S. Government. The number of funds in the Average varies.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                         T SHARES
                                         --------
Investment Advisory Fees                  0.65%
Other Expenses                            X.XX%
                                          ----
Total Annual Operating Expenses*          X.XX%

* The Fund's net total annual operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser waived a portion of the fees in order to keep total operating expenses at a specified level. This fee waiver remains in place as of the date of this prospectus, but the Adviser may discontinue all or part of this fee waiver at any time. With this fee waiver, the Fund's net total operating expenses were as follows:

      U.S. Government Securities Money Market Fund -- T Shares       X.XX%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR          3 YEARS           5 YEARS            10 YEARS
------          -------           -------            --------
$  XXX          $   XXX           $   XXX             $  XXX

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

U.S. TREASURY MONEY MARKET FUND

FUND SUMMARY

INVESTMENT GOAL                 High current income, while maintaining liquidity

INVESTMENT FOCUS                Money market instruments issued and guaranteed
                                by the U.S. Treasury

PRINCIPAL INVESTMENT STRATEGY   Investing in U.S. Treasury obligations and
                                repurchase agreements

INVESTOR PROFILE                Conservative investors who want to receive
                                current income from their investment

INVESTMENT STRATEGY

The U.S. Treasury Money Market Fund invests solely in U.S. Treasury obligations and repurchase agreements that are collateralized by obligations issued or guaranteed by the U.S. Treasury. The Fund limits its investments so as to obtain the highest investment quality rating by a nationally recognized statistical rating organization (Standard and Poor's Corporation, AAA). As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's T Shares from year to year.*

1994                 3.50%
1995                 5.33%
1996                 4.77%
1997                 4.93%
1998                 4.82%
1999                 4.38%
2000                 5.63%
2001                 3.32%
2002                 1.17%
2003                 X.XX%

BEST QUARTER                WORST QUARTER
------------                -------------
   X.XX%                        X.XX%
 (XX/XX/XX)                   (XX/XX/XX)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/04 to 6/30/04 was X.XX%.

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2003, to those of the iMoneyNet, Inc. Treasury & Repo Retail Average.

                  T SHARES                                     1 YEAR           5 YEARS           10 YEARS
                  --------                                     ------           -------           --------
U.S. TREASURY MONEY MARKET FUND                                 X.XX%            X.XX%             X.XX%
IMONEYNET, INC. TREASURY & REPO RETAIL AVERAGE                  X.XX%            X.XX%             X.XX%

To obtain more information about the Fund's current yield, call 1-800-814-3397.

WHAT IS AN AVERAGE?

An average is a composite of mutual funds with similar investment goals. The iMoneyNet, Inc. Treasury & Repo Retail Average is a widely-recognized composite of money market funds that invest in U.S. Treasury bills and repurchase agreements backed by these securities. The number of funds in the Average varies.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                           T SHARES
                                           --------
Investment Advisory Fees                    0.65%
Other Expenses                              X.XX%
                                            ----
Total Annual Operating Expenses*            X.XX%

* The Fund's net total annual operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser waived a portion of the fees in order to keep total operating expenses at a specified level. This fee waiver remains in place as of the date of this prospectus, but the Adviser may discontinue all or part of this fee waiver at any time. With this fee waiver, the Fund's net total operating expenses were as follows:

      U.S. Treasury Money Market Fund -- T Shares         X.XX%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR             3 YEARS          5 YEARS             10 YEARS
------             -------          -------             --------
$  XXX             $   XXX          $   XXX             $    XXX

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

VIRGINIA TAX-FREE MONEY MARKET FUND

FUND SUMMARY

INVESTMENT GOAL                   High current income exempt from federal and
                                  Virginia income taxes, while preserving
                                  capital and liquidity

INVESTMENT FOCUS                  Virginia municipal money market instruments

PRINCIPAL INVESTMENT STRATEGY     Attempts to increase income without added
                                  risk by analyzing credit quality

INVESTOR PROFILE                  Virginia residents who want to receive current
                                  income exempt from federal and state income taxes

INVESTMENT STRATEGY

The Virginia Tax-Free Money Market Fund invests substantially all of its assets in money market instruments issued by municipalities and issuers that pay income exempt from federal and Virginia income taxes. Issuers of these securities can be located in Virginia, Puerto Rico and other U.S. territories and possessions. In selecting investments for the Fund, the Adviser analyzes the credit quality and structure of each security to minimize risk. The Adviser actively manages the Fund's average maturity based on current interest rates and the Adviser's outlook of the market. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

The Fund's concentration of investments in securities of issuers located in Virginia subjects the Fund to economic and government policies within Virginia.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's T Shares from year to year.*

1994                 2.18%
1995                 3.28%
1996                 3.11%
1997                 3.08%
1998                 2.93%
1999                 2.81%
2000                 3.71%
2001                 2.31%
2002                 0.97%
2003                 X.XX%

BEST QUARTER                WORST QUARTER
------------                -------------
   X.XX%                        X.XX%
 (XX/XX/XX)                   (XX/XX/XX)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/04 to 6/30/04 was X.XX%.

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2003, to those of the iMoneyNet, Inc. Tax-Free Retail Average.

              T SHARES                              1 YEAR         5 YEARS       10 YEARS
              --------                              ------         -------       --------
VIRGINIA TAX-FREE MONEY MARKET FUND                  X.XX%          X.XX%          X.XX%
IMONEYNET, INC. TAX-FREE RETAIL AVERAGE              X.XX%          X.XX%          X.XX%

To obtain more information about the Fund's current yield, call 1-800-814-3397.

WHAT IS AN AVERAGE?

An average is a composite of mutual funds with similar investment goals. The iMoneyNet, Inc. Tax-Free Retail Average is a widely-recognized composite of money market funds that invest in short-term municipal securities, the income of which is exempt from federal taxation. The number of funds in the Average varies.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                              T SHARES
                                              --------
Investment Advisory Fees                        0.40%
Other Expenses                                  X.XX%
                                                ----
Total Annual Operating Expenses                 X.XX%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR          3 YEARS             5 YEARS              10 YEARS
------          -------             -------              --------
$  XXX          $   XXX             $   XXX               $  XXX

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

MORE INFORMATION ABOUT RISK

DERIVATIVES RISK -- Derivatives may involve risks different from, and possibly greater than, those of traditional investments. A Fund may use derivatives (such as futures, options, and swaps) to attempt to achieve its investment objective and offset certain investment risks, while at the same time maintaining liquidity. These positions may be established for hedging or non-hedging purposes. Risks associated with the use of derivatives include those associated with hedging and leveraging activities:

- The success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates.

- The Fund experiencing losses over certain ranges in the market that exceed losses experienced by a fund that does not use derivatives.

- There may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of derivatives.

-     There may not be a liquid secondary market for derivatives.

-     Trading restrictions or limitations may be imposed by an exchange.

-     Government regulations may restrict trading in derivatives.

- The other party to an agreement (e.g., options or swaps) may default; however, in certain circumstances, such counterparty risk may be reduced by having an organization with very good credit act as intermediary.

Because options premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

Classic Institutional High Quality Bond Fund
Classic Institutional Super Short Income Plus Fund
Classic Institutional Total Return Bond Fund
Florida Tax-Exempt Bond Fund
Georgia Tax-Exempt Bond Fund
High Income Fund
Investment Grade Bond Fund
Investment Grade Tax-Exempt Bond Fund
Limited-Term Federal Mortgage Securities Fund
Maryland Municipal Bond Fund
Short-Term Bond Fund
Short-Term U.S. Treasury Securities Fund
Strategic Income Fund
U.S. Government Securities Fund
Virginia Intermediate Municipal Bond Fund
Virginia Municipal Bond Fund

EXCHANGE TRADED FUND RISK -- The Funds may purchase shares of exchange-traded funds ("ETFs") to temporarily gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies that are bought and sold on a securities exchange. An ETF holds a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expense. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

Classic Institutional High Quality Bond Fund
Classic Institutional Super Short Income Plus Fund
Classic Institutional Total Return Bond Fund
Florida Tax-Exempt Bond Fund
Georgia Tax-Exempt Bond Fund
High Income Fund
Investment Grade Bond Fund
Investment Grade Tax-Exempt Bond Fund
Limited-Term Federal Mortgage Securities Fund
Maryland Municipal Bond Fund
Short-Term Bond Fund
Short-Term U.S. Treasury Securities Fund
Strategic Income Fund
U.S. Government Securities Fund
Virginia Intermediate Municipal Bond Fund
Virginia Municipal Bond Fund

FIXED INCOME RISK -- The market value of fixed income investments changes in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition to these fundamental risks, different types of fixed income securities may be subject to the following additional risks:

Classic Institutional High Quality Bond Fund
Classic Institutional Super Short Income Plus Fund
Classic Institutional Total Return Bond Fund
Florida Tax-Exempt Bond Fund
Georgia Tax-Exempt Bond Fund
High Income Fund
Investment Grade Bond Fund
Investment Grade Tax-Exempt Bond Fund
Limited-Term Federal Mortgage Securities Fund
Maryland Municipal Bond Fund
Short-Term Bond Fund
Short-Term U.S. Treasury Securities Fund
U.S. Government Securities Fund
Virginia Intermediate Municipal Bond Fund
Virginia Municipal Bond Fund
Tax-Exempt Money Market Fund
Virginia Tax-Free Money Market Fund

CREDIT RISK -- The possibility that an issuer will be unable to make timely payments of either principal or interest.

Classic Institutional Super Short Income Plus Fund
Florida Tax-Exempt Bond Fund
Georgia Tax-Exempt Bond Fund
Investment Grade Bond Fund
Investment Grade Tax-Exempt Bond Fund
Maryland Municipal Bond Fund
Short-Term Bond Fund
Virginia Intermediate Municipal Bond Fund
Virginia Municipal Bond Fund

MUNICIPAL ISSUER RISK -- There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition or credit rating of municipal issuers may also adversely affect the value of a Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

In addition, a Fund's concentration of investments in issuers located in a single state makes the Fund more susceptible to adverse political or economic developments affecting that state. The Fund also may be riskier than mutual funds that buy securities of issuers in numerous states.

Florida Tax-Exempt Bond Fund
Georgia Tax-Exempt Bond Fund
Investment Grade Tax-Exempt Bond Fund
Maryland Municipal Bond Fund
Tax-Exempt Money Market Fund
Virginia Intermediate Municipal Bond Fund
Virginia Municipal Bond Fund
Virginia Tax-Free Money Market Fund

FOREIGN SECURITY RISKS -- Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

Classic Institutional Super Short Income Plus Fund
Classic Institutional Total Return Bond Fund
High Income Fund
Strategic Income Fund

REGIONAL RISK -- To the extent that a Fund's investments are concentrated in a specific geographic region, the Fund may be subject to the political and other developments affecting that region. Regional economies are often closely interrelated, and political and economic developments affecting one region, country or state often affect other regions, countries or states, thus subjecting a Fund to additional risks.

Florida Tax-Exempt Bond Fund
Georgia Tax-Exempt Bond Fund
Maryland Municipal Bond Fund
Virginia Intermediate Municipal Bond Fund
Virginia Municipal Bond Fund
Virginia Tax-Free Money Market Fund

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds' primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information.

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Bond Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations that would not ordinarily be consistent with a Fund's objectives. In addition, the Classic Institutional High Quality Bond Fund, Classic Institutional Super Short Income Plus Fund, Classic Institutional Total Return Bond Fund, Florida Tax-Exempt Bond Fund, Georgia Tax-Exempt Bond Fund, Investment Grade Bond Fund, Investment Grade Tax-Exempt Bond Fund, Limited-Term Federal Mortgage Securities Fund, Short-Term Bond Fund, Short-Term U.S. Treasury Securities Fund, Virginia Intermediate Municipal Bond Fund and the U.S. Government Securities Fund each may shorten its average weighted maturity to as little as 90 days. A Bond Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for higher income. Of course, a Fund cannot guarantee that it will achieve its investment goal.

INVESTMENT ADVISER

Trusco Capital Management, Inc., 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the investment adviser to the Funds. As of June 30, 2004, the Adviser had approximately $51.9 billion in assets under management. For the fiscal period ended May 31, 2004, the Adviser received advisory fees of:

Classic Institutional High Quality Bond Fund            X.XX%
Classic Institutional Super Short Income Plus Fund      X.XX%
Classic Institutional Total Return Bond Fund            X.XX%
Florida Tax-Exempt Bond Fund                            X.XX%
Georgia Tax-Exempt Bond Fund                            X.XX%
High Income Fund                                        X.XX%
Investment Grade Bond Fund                              X.XX%
Investment Grade Tax-Exempt Bond Fund                   X.XX%
Limited-Term Federal Mortgage Securities Fund           X.XX%
Maryland Municipal Bond Fund                            X.XX%
Short-Term Bond Fund                                    X.XX%

Short-Term U.S. Treasury Securities Fund                X.XX%
Strategic Income Fund                                   X.XX%
U.S. Government Securities Fund                         X.XX%
Virginia Intermediate Municipal Bond Fund               X.XX%
Virginia Municipal Bond Fund                            X.XX%
Prime Quality Money Market Fund                         X.XX%
Tax-Exempt Money Market Fund                            X.XX%
U.S. Government Securities Money Market Fund            X.XX%
U.S. Treasury Money Market Fund                         X.XX%
Virginia Tax-Free Money Market Fund                     X.XX%

The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's respective investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

The Adviser may use its affiliates as brokers for fund transactions.

The Securities and Exchange Commission (SEC) recently adopted new rules and rule amendments under the Investment Advisers Act of 1940, that address an investment adviser's fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under the current contractual agreement, the Adviser is authorized to vote proxies on behalf of each Fund.

Information regarding the Adviser's, and thus each Fund's, Proxy Voting Policies and Procedures are provided in the Statement of Additional Information. A copy of the Funds' Proxy Voting Policies and Procedures may be obtained by contacting the STI Classic Funds at: 1-800-874-4770, Option 5, or by visiting www.sticlassicfunds.com.

PORTFOLIO MANAGERS

Each of the Funds is managed by co-portfolio managers or by a portfolio manager who is supported by a back-up portfolio manager.

Mr. Robert S. Bowman, CFA, has served as Vice President of Trusco since January 1999. He has managed the VIRGINIA TAX-FREE MONEY MARKET FUND since May 1995, the TAX-EXEMPT MONEY MARKET FUND since July 2000, and the U.S. GOVERNMENT SECURITIES MONEY MARKET FUND since October 2000. Prior to joining Trusco, Mr. Bowman served as Vice President of Crestar Asset Management Company from 1995 to 1999, after serving as an assistant trader at Crestar Asset Management Company from 1994 to 1995. He has more than 10 years of investment experience.

Mr. Joseph Calabrese, CFA, has served as Managing Director since joining Trusco in May 2004. He has co-managed the LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND and the U.S. GOVERNMENT SECURITIES FUND since July 2004. Prior to joining Trusco, Mr. Calabrese served as Senior Portfolio Manager of Seix Investment Advisors, Inc. from May 1997 to May 2004. He has more than 17 years of investment experience.

Mr. George E. Calvert, Jr., has served as Vice President of Trusco since August 2000. He has managed the MARYLAND MUNICIPAL BOND FUND, VIRGINIA MUNICIPAL BOND FUND and the VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND since August 2000. Prior to joining Trusco, Mr. Calvert served as a fixed income trader from 1998 to 2000 for Tredegar Trust Company. He also served as Vice President, Investment Division, of Central Fidelity Bank from 1988 to 1998. Mr. Calvert has more than 26 years of investment experience.

Mr. Chris Carter, CFA, has served as a Portfolio Manager since joining Trusco in July 2003. He has managed the GEORGIA TAX-EXEMPT BOND FUND since August 2003. Prior to joining Trusco, Mr. Carter served as a Portfolio Manager and Fixed Income Trader of Evergreen Asset Management Company from January 2002 to July 2003, after serving as a Portfolio Manager and Fixed Income Trader of Wachovia Asset Management from September 1998 to January 2002. Prior to joining Wachovia Asset Management, he served as an Assistant Portfolio Manager and Trader for Wachovia Bank, N.A. from October 1994 to September 1998. He has more than 9 years of investment experience.

Mr. Robert W. Corner has served as Vice President of Trusco since September 1996. He has co-managed the CLASSIC INSTITUTIONAL SUPER SHORT INCOME PLUS FUND since July 2004, after managing the Fund since it began operating in April 2002. Mr. Corner has also co-managed the SHORT-TERM BOND FUND since January 2003. He has more than 17 years of investment experience.

Mr. George Goudelias has served as Managing Director since joining Trusco in May 2004. He has co-managed the HIGH INCOME FUND since July 2004. Prior to joining Trusco, Mr. Goudelias served as Director of High Yield Research of Seix Investment Advisors, Inc. from February 2001 to May 2004. Prior to joining Seix, Mr. Goudelias was employed at JP Morgan Securities, Inc. as a Senior High Yield Research Analyst from July 1998 to February 2001. He has more than 18 years of investment experience.

Mr. Michael McEachern, CFA, has served as Managing Director since joining Trusco in May 2004. He has co-managed the HIGH INCOME FUND and the STRATEGIC INCOME FUND since July 2004. Prior to joining Trusco, Mr. McEachern served as Senior Portfolio Manager of Seix Investment Advisors, Inc. from June 1997 to May 2004. He has more than 19 years of investment experience.

Mr. H. Rick Nelson has served as Managing Director of Trusco since March 2002. He has co-managed the SHORT-TERM BOND FUND since January 2003 and the CLASSIC INSTITUTIONAL SUPER SHORT INCOME PLUS FUND since July 2004. Prior to joining Trusco, Mr. Nelson served as Senior Vice President at Wachovia Asset Management from June 1985 to March 2002. He has more than 22 years of investment experience.

Mr. Ronald Schwartz, CFA, has served as Managing Director of Trusco since July 2000, after serving as Managing Director of STI since 1988. He has managed the FLORIDA TAX-EXEMPT BOND FUND since it began operating in January 1994 and the INVESTMENT GRADE TAX-EXEMPT BOND FUND since it began operating in June 1992. He has more than 23 years of investment experience.

Mr. John Talty, CFA, has served as Executive Vice President since joining Trusco in May 2004. He has co-managed the CLASSIC INSTITUTIONAL HIGH QUALITY BOND FUND, CLASSIC INSTITUTIONAL TOTAL RETURN BOND FUND, INVESTMENT GRADE BOND FUND, LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND, STRATEGIC INCOME FUND, and U.S. GOVERNMENT SECURITIES FUND since July 2004. Prior to joining Trusco, Mr. Talty served as President & Senior Portfolio Manager of Seix Investment Advisors, Inc. from January 1993 to May 2004. He has more than 23 years of investment experience.

Mr. Perry Troisi has served as Managing Director since joining Trusco in May 2004. He has co-managed the CLASSIC INSTITUTIONAL HIGH QUALITY BOND FUND, CLASSIC INSTITUTIONAL TOTAL RETURN BOND FUND, and the INVESTMENT GRADE BOND FUND since July 2004. Prior to joining

Trusco, Mr. Troisi served as Senior Portfolio Manager of Seix from November 1999 to May 2004, after serving as a Fixed Income Portfolio Manager at GRE Insurance Group from February 1996 to July 1999. He has more than 18 years of investment experience.

Mr. David S. Yealy joined Trusco in 1991. Mr. Yealy has served as Managing Director of Trusco since July 2000, after serving as First Vice President of Trusco since September 1999. He has managed the PRIME QUALITY MONEY MARKET FUND since it began operating in June 1992, the SHORT-TERM U.S. TREASURY SECURITIES FUND since July 1996, and the U.S. TREASURY MONEY MARKET FUND since October 2000. He has more than 19 years of investment experience.

PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") T Shares of the Funds.

HOW TO PURCHASE FUND SHARES

The Funds offer T Shares only to financial institutions or intermediaries, including subsidiaries of SunTrust Banks, Inc. (SunTrust), for their own or their customers' accounts for which they act as fiduciary, agent, investment adviser, or custodian. As a result, you, as a customer of a financial institution may purchase T Shares through accounts made with financial institutions. T Shares will be held of record by (in the name of) your financial institution. Depending upon the terms of your account, however, you may have, or be given, the right to vote your T Shares. The Funds may reject any purchase order if it is determined that accepting the order would not be in the best interests of the STI Classic Funds or its shareholders.

WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day). But you may not purchase shares of the Money Market Funds on federal holidays.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Funds receive your purchase order. Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). So, for you to receive the current Business Day's NAV for each Fund (except the Money Market Funds), a Fund must receive your purchase order in proper form before 4:00 p.m., Eastern Time. If the NYSE closes early - such as on days in advance of certain holidays - the Funds reserve the right to calculate NAV as of the earlier closing time. The Funds will not accept orders that request a particular day or price for the transaction or any other special conditions.

Each Money Market Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally 4:00 p.m., Eastern Time). So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Money Market Funds must receive your order before 10:30 a.m., Eastern Time for the Tax-Exempt Money Market Fund and Virginia Tax-Free Money Market Fund or before 2:00 p.m., Eastern Time for the Prime Quality Money Market Fund, U.S. Government Securities Money Market Fund and U.S. Treasury Money Market Fund. Also each Money Market Fund must receive federal funds (readily available funds) before 4:00 p.m., Eastern Time. Otherwise, your purchase order will be effective the following Business Day, as long as each Money Market Fund receives federal funds before calculating its NAV the following day.

YOU MAY HAVE TO TRANSMIT YOUR PURCHASE AND SALE REQUESTS TO SUNTRUST OR OTHER FINANCIAL INSTITUTIONS AT AN EARLIER TIME FOR YOUR TRANSACTION TO BECOME EFFECTIVE THAT DAY. THIS ALLOWS THE FINANCIAL INSTITUTION TIME TO PROCESS YOUR REQUEST AND TRANSMIT IT TO THE ADMINISTRATOR OR TRANSFER AGENT IN TIME TO MEET THE ABOVE STATED FUND CUT-OFF TIMES. FOR MORE INFORMATION ABOUT HOW TO PURCHASE OR SELL FUND SHARES, INCLUDING SPECIFIC SUNTRUST OR OTHER FINANCIAL INSTITUTIONS' INTERNAL ORDER ENTRY CUT-OFF TIMES, PLEASE CONTACT YOUR FINANCIAL INSTITUTION DIRECTLY.

HOW THE FUNDS CALCULATE NAV

In calculating NAV, a Fund (except the Money Market Funds) generally values its investment portfolio at market price. In calculating NAV for each Money Market Fund, each Fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in the Statement of Additional Information. If market prices are unavailable or the Adviser determines in good faith that the market price or amortized cost valuation method is unreliable during certain market conditions or for other reasons, fair value prices may be determined in good faith using methods approved by the Board of Trustees. Each Money Market Fund expects its NAV to remain constant at $1.00 per share, although the Fund cannot guarantee this.

The Strategic Income Fund may hold securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the NAV of these investments may change on days when you cannot purchase or sell Fund shares.

NET ASSET VALUE

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

CUSTOMER IDENTIFICATION

FOREIGN INVESTORS

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Funds subject to the satisfaction of enhanced due diligence.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, you will be asked to provide your name, address, date of birth, and other information that will allow us to identify you. This information will be verified to ensure the identity of all persons opening a mutual fund account.

In certain instances, the Funds are required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

The Funds are required by law to reject your new account application if the required identifying information is not provided. Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of the Funds your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the NAV per share next-determined.

However, the Funds reserve the right to close your account at the then-current day's price if the Funds are unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Funds. If the Funds are unable to verify your identity, the Funds reserve the right to liquidate your account at the then-current day's price and remit proceeds to you via check. The Funds reserve the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority.

HOW TO SELL YOUR FUND SHARES

You may sell your shares on any Business Day by contacting SunTrust or your financial institution. SunTrust or your financial institution will give you information about how to sell your shares including any specific cut-off times required.

Holders of T Shares may sell shares by following the procedures established when they opened their account or accounts with the Funds or with their financial institution or intermediary. The sale price of each share will be the NAV next determined after the Funds receive your request.

Redemption orders must be received by the Money Market Funds on any Business Day before 10:30 a.m., Eastern Time for the Tax-Exempt Money Market Fund and Virginia Tax-Free Money Market Fund or 2:00 p.m., Eastern Time for the Prime Quality Money Market Fund, U.S. Government Securities Money Market Fund and U.S. Treasury Money Market Fund. Orders received after these times will be executed the following Business Day.

RECEIVING YOUR MONEY

Normally, the Funds will send your sales proceeds within five Business Days after a Fund receives your request, but it may take up to seven days.

REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders), a Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC. More information about this is in the Statement of Additional Information.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine. If you or your financial institution transact with the Funds over the telephone, you will generally bear the risk of any loss. The Funds reserve the right to modify, suspend or terminate telephone transaction privileges at any time.

MARKET TIMERS

It is the policy of the Funds to discourage investments by Market Timers. Short-term or excessive trading into and out of a Fund may harm long-term shareholders by disrupting the Adviser's investment strategy and by increasing Fund expenses. These increased expenses may reduce total return for long-term shareholders, who are not responsible for generating such expenses. Accordingly, any Fund may restrict or refuse purchase or exchange requests by Market Timers or investors who seem to follow a short-term trading pattern that may adversely affect a Fund. You may be classified as a Market Timer if you:

- Request two substantial full-cycle transactions (either a purchase and redemption, or an exchange in and out) of any Fund within 14 days; or

- Request three substantial full-cycle transactions (either a purchase and redemption, or an exchange in and out) during any 90 day continuous period.

Anyone considered to be a Market Timer by the Fund, its manager(s) or a shareholder servicing agent will be notified in writing of their designation as a Market Timer. Market Timers who redeem or exchange their shares out of any Fund within 90 days of purchase may be charged a redemption fee of up to 2% of redemption proceeds, which will automatically be paid to the Fund.

This redemption fee does not apply to 401(k)/403(b) type participant accounts, Systematic Withdrawal Plan accounts, SunTrust Securities asset allocation accounts or accounts held through an omnibus arrangement because information may not be available regarding beneficial owners.

Dealers who purchase T Shares on behalf of Market Timers, including Market Timers with shares held through an omnibus account, may not be eligible to receive shareholder servicing fees or other contractual concession payments. Further, the Funds reserve the right to refuse any purchase or exchange requests by any investor at any time.

In addition to the previously mentioned initiatives to discourage market timing, the Funds intend to continually evaluate and, if practical, implement other measures to deter market timing.

DISTRIBUTION OF FUND SHARES

From its own assets, the Adviser, the distributor or their affiliates may make payments based on gross sales and current assets to selected brokerage firms or institutions. The amount of these payments may be substantial. The minimum aggregate sales required for eligibility for such payments, and the factors in selecting the brokerage firms and institutions to which they will be made, are determined from time to time by the Adviser or the distributor. In addition, the Adviser, the distributor or their affiliates may pay fees, from their own assets, to brokers, banks, financial advisers, retirement plan service providers and other financial intermediaries for providing distribution-related or shareholder services, in addition to fees that may be paid by the Funds for these purposes.

DIVIDENDS AND DISTRIBUTIONS

Each Fund declares dividends daily and pays these dividends monthly. Each Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Funds in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Funds receive your written notice. To cancel your election, simply send the Funds written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable as ordinary income and will not qualify for the reduced tax rates applicable to qualified dividend income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Long-term capital gains are currently taxed at a maximum rate of 15%. Absent further legislation, the maximum 15% tax rate on long-term capital gains will cease to apply to taxable years beginning after December 31, 2008. EACH SALE OR EXCHANGE OF FUND SHARES MAY BE A TAXABLE EVENT. FOR TAX PURPOSES, AN EXCHANGE OF YOUR FUND SHARES FOR SHARES OF ANOTHER STI CLASSIC FUND IS TREATED THE SAME AS A SALE.

Each Fund will inform you of the amount of your ordinary income dividends and capital gain distributions shortly after the close of each calendar year.

Shareholders of the Money Market Funds should be aware that because the Funds each expect to maintain a stable $1.00 net asset value per share, they should not expect to realize any gain or loss on the sale or exchange of Money Market Fund shares.

The Florida Tax-Exempt Bond Fund, Georgia Tax-Exempt Bond Fund, Investment Grade Tax-Exempt Bond Fund, Maryland Municipal Bond Fund, Tax-Exempt Money Market Fund, Virginia Intermediate Municipal Bond Fund, Virginia Municipal Bond Fund and Virginia Tax-Free Money Market Fund intend to distribute federally tax-exempt income. Each Fund may invest a portion of its assets in securities that generate taxable income for federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes. Any capital gains distributed by these Funds may be taxable. While shareholders of state specific Funds may receive distributions that are exempt from that particular state's income tax, such distributions may be taxable in other states where the shareholder files tax returns.

If you have a tax-advantaged or other retirement account you will generally not be subject to federal taxation on income and capital gain distributions until you begin receiving your distributions from your retirement account. You should consult your tax advisor regarding the rules governing your own retirement plan.

Except for those certain Funds that expect to distribute federally tax-exempt income (described above), the Funds expect to distribute primarily ordinary income dividends currently taxable at a maximum rate of 35%.

The Short-Term U.S. Treasury Securities Fund, the U.S. Government Securities Fund, the U.S. Government Securities Money Market Fund and the U.S. Treasury Money Market Fund each expect that a substantial portion of Fund distributions will represent interest earned on U.S. obligations, while the Investment Grade Bond Fund, the Short-Term Bond Fund, the Prime Quality Money Market Fund and the Classic Institutional Super Short Income Plus Fund expect that some portion of each Fund's distribution will be so derived. Many states grant tax-free status to dividends paid from interest earned on direct obligations of the U.S. Government, subject to certain limitations.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand a Fund's financial performance for the period of the Fund's (and its predecessor's) operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information provided below for the periods ended May 31, 2002, 2003 and 2004 has been audited by PricewaterhouseCoopers LLP. The information for prior periods has been audited by predecessor independent accounting firms, one of which has ceased operations. The Reports of Independent Accountants for each such period, along with the Funds' financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2004 Annual Report is available upon request and without charge by calling 1-800-428-6970. The 2004 Annual Report is incorporated by reference into the Statement of Additional Information.

For the Years Ended May 31,
For a Share Outstanding Throughout the Periods

               NET ASSET                 NET REALIZED                 DIVIDENDS
                 VALUE,        NET      AND UNREALIZED                FROM NET    DISTRIBUTION                   TOTAL
               BEGINNING   INVESTMENT   GAINS (LOSSES)   TOTAL FROM  INVESTMENT   FROM REALIZED   TAX RETURN  DIVIDENDS AND
               OF PERIOD     INCOME     ON INVESTMENTS   OPERATIONS    INCOME     CAPITAL GAINS   OF CAPITAL  DISTRIBUTIONS
               ---------   ----------   --------------   ----------  -----------  -------------   ----------  -------------
CLASSIC
INSTITUTIONAL
SUPER SHORT
INCOME PLUS
FUND

T SHARES
2004
2003(1)        $    2.02   $     0.02   $        (0.01)  $     0.01  $    (0.02)             --*          --  $       (0.02)

FLORIDA
TAX-EXEMPT
BOND FUND

T SHARES
2004
2003           $   10.95   $     0.40   $         0.79   $     1.19  $    (0.40)  $       (0.05)          --  $       (0.45)
2002               10.79         0.40             0.22         0.62       (0.40)          (0.06)          --          (0.46)
2001               10.06         0.44             0.73         1.17       (0.44)             --           --          (0.44)
2000               10.59         0.44            (0.49)       (0.05)      (0.44)          (0.04)          --          (0.48)

GEORGIA
TAX-EXEMPT
BOND FUND

T SHARES
2004
2003           $   10.29   $     0.38   $         0.60   $     0.98  $    (0.38)             --           --         $(0.38)
2002               10.10         0.39             0.19         0.58       (0.39)             --           --          (0.39)
2001                9.50         0.40             0.60         1.00       (0.40)             --           --          (0.40)
2000               10.03         0.40            (0.49)       (0.09)      (0.40)  $       (0.04)          --          (0.44)

HIGH INCOME
FUND (A)

T SHARES
2004
2003           $    7.25   $     0.61   $        (0.09)  $     0.52  $    (0.61)             --           --  $       (0.61)
2002(2)             7.37         0.39            (0.12)        0.27       (0.39)             --           --          (0.39)

                                                                                                         RATIO OF
                                                                                                            NET
                                                                                       RATIO OF          INVESTMENT
                                                                          RATIO OF    EXPENSES TO        INCOME TO
                                                            RATIO OF        NET       AVERAGE NET       AVERAGE NET
                                                              NET        INVESTMENT     ASSETS            ASSETS
                NET ASSET                   NET ASSETS,   EXPENSES TO     INCOME      (EXCLUDING        (EXCLUDING
               VALUE, END                     END OF      AVERAGE NET    TO AVERAGE   WAIVERS AND       WAIVERS AND      PORTFOLIO
                OF PERIOD  TOTAL RETURN+   PERIOD (000)      ASSETS      NET ASSETS  REIMBURSEMENTS)  REIMBURSEMENTS)  TURNOVER RATE
               ----------  -------------   ------------   -----------    ----------  --------------   ---------------  -------------
CLASSIC
INSTITUTIONAL
SUPER SHORT
INCOME PLUS
FUND

T SHARES
2004
2003(1)        $     2.01          0.64%   $     69,797          0.57%      1.43%         0.92%            1.08%            56%

FLORIDA
TAX-EXEMPT
BOND FUND

T SHARES
2004
2003           $    11.69         11.13%   $    147,423          0.71%      3.54%         0.75%            3.50%            62%
2002                10.95          5.88         120,885          0.71       3.65          0.76             3.60             91
2001                10.79         11.84         107,867          0.71       4.19          0.76             4.14             59
2000                10.06         (0.48)         93,040          0.67       4.25          0.78             4.14             88

GEORGIA
TAX-EXEMPT
BOND FUND

T SHARES
2004
2003           $    10.89          9.64%   $     98,866          0.71%      3.55%         0.76%            3.50%             17%
2002                10.29          5.81          91,356          0.71       3.79          0.76             3.74              23
2001                10.10         10.67          85,880          0.71       4.03          0.77             3.97              21
2000                 9.50         (0.90)         81,160          0.67       4.13          0.77             4.03              19

HIGH INCOME
FUND (A)

T SHARES
2004
2003           $     7.16          8.19%   $    100,852          0.78%      8.95%         0.93%            8.80%             20%
2002(2)              7.25          3.70          28,767          0.82       8.27          0.97             8.12              59

+ Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*     Amount represents less than $0.01 per share.

(1)   Commenced operations on October 3, 2002. All ratios have been annualized.

(2) T Shares were offered on October 3, 2001. All ratios for the period have been annualized.

(A) On March 28, 2000, the ESC Strategic Income Fund exchanged all of its assets and liabilities for shares of the High Income Fund. The ESC Strategic Income Fund is the accounting survivor in this transaction, and as a result, its basis of accounting for assets and liabilities and its operating results for the periods prior to March 28, 2000 have been carried forward in these financial highlights. Subsequent to the merger, the High Income Fund changed its fiscal year end to May 31.

Amounts designated as " -- " are either $0 or have been rounded to $0.

For the Years Ended May 31, (Unless otherwise indicated
For a Share Outstanding Throughout the Periods





                   NET ASSET                 NET REALIZED                  DIVIDENDS
                     VALUE,        NET      AND UNREALIZED                 FROM NET    DISTRIBUTION        TOTAL        NET ASSET
                   BEGINNING   INVESTMENT   GAINS (LOSSES)   TOTAL FROM   INVESTMENT   FROM REALIZED   DIVIDENDS AND   VALUE, END
                   OF PERIOD     INCOME     ON INVESTMENTS   OPERATIONS     INCOME     CAPITAL GAINS   DISTRIBUTIONS    OF PERIOD
                   ---------   ----------   --------------   ----------   ----------   -------------   -------------   ----------
INVESTMENT
GRADE BOND FUND

T SHARES
2004
2003               $   10.24   $     0.40   $         0.76   $     1.16   $    (0.46)             --   $       (0.46)  $    10.94
2002                   10.23         0.51             0.01         0.52        (0.51)             --           (0.51)       10.24
2001                    9.58         0.61             0.65         1.26        (0.61)             --           (0.61)       10.23
2000                   10.36         0.61            (0.78)       (0.17)       (0.61)             --           (0.61)        9.58

INVESTMENT
GRADE
TAX-EXEMPT BOND
FUND

T SHARES
2004
2003               $   11.57    $    0.30   $         0.90   $     1.20   $    (0.30)  $       (0.46)  $       (0.76)  $    12.01
2002                   11.38         0.34             0.46         0.80        (0.34)          (0.27)          (0.61)       11.57
2001                   10.67         0.44             0.71         1.15        (0.44)             --           (0.44)       11.38
2000                   11.10         0.43            (0.29)        0.14        (0.43)          (0.14)          (0.57)       10.67

LIMITED-TERM
FEDERAL
MORTGAGE
SECURITIES FUND

T SHARES
2004
2003*              $   10.31        $0.29   $         0.42   $     0.71   $    (0.42)  $       (0.01)  $       (0.43)  $    10.59
2002                   10.01         0.43             0.32         0.75        (0.43)          (0.02)          (0.45)       10.31
2001                    9.62         0.55             0.39         0.94        (0.55)             --           (0.55)       10.01
2000                    9.94         0.55            (0.32)        0.23        (0.55)             --           (0.55)        9.62


                                                                                                RATIO OF NET
                                                                                 RATIO OF         INVESTMENT
                                                                  RATIO OF     EXPENSES TO        INCOME TO
                                                     RATIO OF        NET       AVERAGE NET       AVERAGE NET
                                                       NET       INVESTMENT       ASSETS           ASSETS
                                    NET ASSETS,    EXPENSES TO     INCOME       (EXCLUDING       (EXCLUDING
                                      END OF       AVERAGE NET   TO AVERAGE    WAIVERS AND       WAIVERS AND     PORTFOLIO
                   TOTAL RETURN+   PERIOD (000)      ASSETS      NET ASSETS   REIMBURSEMENTS)  REIMBURSEMENTS)  TURNOVER RATE
                   -------------   ------------    -----------   ----------   --------------   ---------------  -------------
INVESTMENT
GRADE BOND FUND

T SHARES
2004
2003                       11.61%  $     821,342       0.81%        3.92%          0.83%            3.90%           137%
2002                        5.18         886,471       0.81         4.81           0.83             4.79            123
2001                       13.55         860,073       0.81         6.17           0.84             6.14            131
2000                       (1.76)        998,596       0.77         6.05           0.84             5.98            202

INVESTMENT
GRADE
TAX-EXEMPT BOND
FUND

T SHARES
2004
2003                       10.80%  $     185,485       0.81%        2.57%          0.84%            2.54%           329%
2002                        7.15         149,200       0.81         2.93           0.84             2.90            311
2001                       10.93         134,139       0.81         3.93           0.85             3.89            285
2000                        1.41         117,384       0.77         3.98           0.83             3.92            226

LIMITED-TERM
FEDERAL
MORTGAGE
SECURITIES FUND

T SHARES
2004
2003*                       6.99%  $     320,718       0.70%        2.79%          0.75%            2.74%           117%
2002                        7.53         164,624       0.70         3.72           0.75             3.67            410
2001                       10.02         107,674       0.70         5.62           0.76             5.56            532
2000                        2.33         125,355       0.67         5.60           0.79             5.48            384

+ Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*     Per share calculations were performed using average shares method.

Amounts designated as " -- " are either $0 or have been rounded to $0.

For the Years Ended May 31, (Unless otherwise indicated
For a Share Outstanding Throughout the Periods





                   NET ASSET                 NET REALIZED                  DIVIDENDS
                     VALUE,        NET      AND UNREALIZED                 FROM NET    DISTRIBUTION        TOTAL        NET ASSET
                   BEGINNING   INVESTMENT   GAINS (LOSSES)   TOTAL FROM   INVESTMENT   FROM REALIZED   DIVIDENDS AND   VALUE, END
                   OF PERIOD     INCOME     ON INVESTMENTS   OPERATIONS     INCOME     CAPITAL GAINS   DISTRIBUTIONS    OF PERIOD
                   ---------   ----------   --------------   ----------   ----------   -------------   -------------   ----------
MARYLAND
MUNICIPAL
BOND FUND (A)

T SHARES
2004
2003               $   10.32   $     0.37   $         0.63   $     1.00   $    (0.37)  $       (0.01)  $       (0.38)  $    10.94
2002                   10.12         0.38             0.20         0.58        (0.38)             --           (0.38)       10.32
2001                    9.46         0.42             0.66         1.08        (0.42)             --           (0.42)       10.12
2000                   10.06         0.42            (0.60)       (0.18)       (0.42)             --           (0.42)        9.46

SHORT-TERM BOND
FUND

T SHARES
2004
2003               $   10.01   $     0.33   $         0.03   $     0.36   $    (0.33)             --   $       (0.33)  $    10.04
2002                   10.04         0.46            (0.03)        0.43        (0.46)             --           (0.46)       10.01
2001                    9.65         0.56             0.39         0.95        (0.56)             --           (0.56)       10.04
2000                    9.91         0.53            (0.25)        0.28        (0.53)  $       (0.01)          (0.54)        9.65

SHORT-TERM U.S.
TREASURY
SECURITIES FUND

T SHARES
2004
2003               $   10.20   $     0.22   $         0.22   $     0.44   $    (0.22)  $       (0.06)  $       (0.28)  $    10.36
2002                   10.13         0.37             0.10         0.47        (0.37)          (0.03)          (0.40)       10.20
2001                    9.85         0.49             0.28         0.77        (0.49)             --           (0.49)       10.13
2000                    9.95         0.46            (0.10)        0.36        (0.46)             --           (0.46)        9.85

STRATEGIC INCOME
FUND

T SHARES
2004

2003               $    9.80   $     0.61   $         0.20    $    0.81   $    (0.62)             --   $       (0.62)  $     9.99
2002(1)                10.00         0.27            (0.20)        0.07        (0.27)             --           (0.27)        9.80

U.S. GOVERNMENT
SECURITIES FUND

T SHARES
2004
2003               $   10.47   $     0.44   $         0.51   $     0.95   $    (0.46)  $       (0.03)  $       (0.49)  $    10.93
2002                   10.38         0.54             0.26         0.80        (0.54)          (0.17)          (0.71)       10.47
2001                    9.86         0.58             0.52         1.10        (0.58)             --           (0.58)       10.38
2000                   10.28         0.58            (0.42)        0.16        (0.58)             --           (0.58)        9.86

                                                                                                  RATIO OF NET
                                                                                   RATIO OF        INVESTMENT
                                                                  RATIO OF        EXPENSES TO       INCOME TO
                                                    RATIO OF         NET         AVERAGE NET      AVERAGE NET
                                                       NET       INVESTMENT         ASSETS           ASSETS
                                    NET ASSETS,    EXPENSES TO     INCOME         (EXCLUDING       (EXCLUDING
                                       END OF      AVERAGE NET    TO AVERAGE      WAIVERS AND      WAIVERS AND      PORTFOLIO
                   TOTAL RETURN+   PERIOD (000)      ASSETS       NET ASSETS    REIMBURSEMENTS)  REIMBURSEMENTS)  TURNOVER RATE
                   -------------   ------------    -----------   -----------    --------------   ---------------  -------------
MARYLAND
MUNICIPAL
BOND FUND (A)

T SHARES
2004
2003                   9.85%       $     30,501       0.70%         3.47%            0.78%             3.39%           31%
2002                   5.80              33,668       0.71          3.69             0.79              3.61            45
2001                  11.59              26,526       0.72          4.16             0.82              4.06            42
2000                  (1.78)             26,176       0.68          4.24             0.80              4.12            14

SHORT-TERM BOND
FUND

T SHARES
2004
2003                   3.70%       $    302,708       0.70%         3.34%            0.75%             3.29%           89%
2002                   4.29             305,884       0.70          4.48             0.75              4.43           142
2001                  10.13             215,458       0.70          5.71             0.76              5.65            87
2000                   2.87             180,402       0.67          5.40             0.76              5.31            70

SHORT-TERM U.S.
TREASURY
SECURITIES FUND

T SHARES
2004
2003                   4.31%       $    121,617       0.69%         2.07%            0.75%             2.01%          140%
2002                   4.69             107,169       0.70          3.57             0.76              3.51           117
2001                   8.02              88,398       0.71          4.95             0.78              4.88            87
2000                   3.75              72,570       0.67          4.70             0.79              4.58            50

STRATEGIC INCOME
FUND

T SHARES
2004
2003                   8.73%       $     61,906       0.91%         6.39%            1.01%             6.29%           52%
2002(1)                0.74              43,717       0.94          6.07             1.04              5.97            43

U.S. GOVERNMENT
SECURITIES FUND

T SHARES
2004
2003                   9.25%       $    258,585       0.81%         4.00%            0.84%             3.97%          150%
2002                   7.90             168,609       0.82          5.09             0.85              5.06           262
2001                  11.41             148,666       0.81          5.66             0.85              5.62           207
2000                   1.63              85,420       0.77          5.77             0.84              5.70            29

+ Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

(1) Commenced operations on November 30, 2001. All ratios for the period have been annualized.

(A) On May 24, 1999, the CrestFunds Maryland Municipal Bond Fund exchanged all of its assets and certain liabilities for shares of the Maryland Municipal Bond Fund. The CrestFunds Maryland Municipal Bond Fund is the accounting survivor in this transaction, and as a result, its basis of accounting for assets and liabilities and its operating results for the periods prior to May 24, 1999 have been carried forward in these financial highlights.

Amounts designated as " - " are either $0 or have been rounded to $0.

For the Years Ended May 31, (Unless otherwise indicated
For a Share Outstanding Throughout the Periods

                   NET ASSET                 NET REALIZED                  DIVIDENDS
                     VALUE,        NET      AND UNREALIZED                 FROM NET    DISTRIBUTION        TOTAL        NET ASSET
                   BEGINNING   INVESTMENT   GAINS (LOSSES)   TOTAL FROM   INVESTMENT   FROM REALIZED   DIVIDENDS AND   VALUE, END
                   OF PERIOD     INCOME     ON INVESTMENTS   OPERATIONS     INCOME     CAPITAL GAINS   DISTRIBUTIONS    OF PERIOD
                   ---------   ----------   --------------   ----------   ----------   -------------   -------------   ----------
VIRGINIA
INTERMEDIATE
MUNICIPAL BOND
FUND (A)

T SHARES
2004
2003               $   10.29   $     0.36   $         0.49        $0.85       $(0.36)  $       (0.10)  $       (0.46)  $    10.68
2002                   10.14         0.40             0.15         0.55        (0.40)             --           (0.40)       10.29
2001                    9.58         0.42             0.56         0.98        (0.42)             --           (0.42)       10.14
2000                   10.20         0.43            (0.57)       (0.14)       (0.43)          (0.05)          (0.48)        9.58

VIRGINIA
MUNICIPAL
BOND FUND (A)

T SHARES
2004
2003               $   10.48   $     0.39   $         0.62        $1.01       $(0.39)  $       (0.03)  $       (0.42)  $    11.07
2002                   10.29         0.41             0.19         0.60        (0.41)             --           (0.41)       10.48
2001                    9.64         0.45             0.65         1.10        (0.45)             --           (0.45)       10.29
2000                   10.43         0.45            (0.78)       (0.33)       (0.45)          (0.01)          (0.46)        9.64

                                                                                                  RATIO OF NET
                                                                                  RATIO OF         INVESTMENT
                                                                  RATIO OF        EXPENSES TO       INCOME TO
                                                    RATIO OF         NET         AVERAGE NET      AVERAGE NET
                                                       NET       INVESTMENT         ASSETS           ASSETS
                                    NET ASSETS,    EXPENSES TO     INCOME         (EXCLUDING       (EXCLUDING
                                       END OF      AVERAGE NET    TO AVERAGE      WAIVERS AND      WAIVERS AND      PORTFOLIO
                   TOTAL RETURN+   PERIOD (000)      ASSETS       NET ASSETS    REIMBURSEMENTS)  REIMBURSEMENTS)  TURNOVER RATE
                   -------------   ------------    -----------   -----------    --------------   ---------------  -------------
VIRGINIA
INTERMEDIATE
MUNICIPAL BOND
FUND (A)

T SHARES
2004
2003                    8.43%      $    206,432       0.75%         3.45%            0.75%           3.45%             30%
2002                    5.52            191,406       0.75          3.86             0.75            3.86              33
2001                   10.39            194,849       0.73          4.23             0.75            4.21              32
2000                   (1.31)           202,209       0.76          4.35             0.76            4.35              18

VIRGINIA
MUNICIPAL
BOND FUND (A)

T SHARES
2004
2003                    9.86%      $     48,102       0.77%         3.67%           0.77%            3.67%             18%
2002                    5.90             56,586       0.77          3.90            0.77             3.90              38
2001                   11.51             56,573       0.77          4.40            0.78             4.39              60
2000                   (3.18)            48,980       0.74          4.53            0.79             4.48              19

+ Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

(A) On May 24, 1999, the CrestFunds Virginia Intermediate Municipal Bond and CrestFunds Virginia Municipal Bond Funds exchanged all of their assets and certain liabilities for shares of the Virginia Intermediate Municipal Bond and Virginia Municipal Bond Funds, respectively. The CrestFunds Virginia Intermediate Municipal Bond and CrestFunds Virginia Municipal Bond Funds are the accounting survivors in this transaction, and as a result, their basis of accounting for assets and liabilities and their operating results for the periods prior to May 24, 1999 have been carried forward n these financial highlights. Amounts designated as " -- " are either $0 or have been rounded to $0.

For the Years Ended May 31, (Unless otherwise indicated
For a Share Outstanding Throughout the Periods

                   NET ASSET                              DIVIDENDS
                     VALUE,        NET                    FROM NET    DISTRIBUTION        TOTAL        NET ASSET
                   BEGINNING   INVESTMENT   TOTAL FROM   INVESTMENT   FROM REALIZED   DIVIDENDS AND   VALUE, END
                   OF PERIOD     INCOME     OPERATIONS     INCOME     CAPITAL GAINS   DISTRIBUTIONS    OF PERIOD    TOTAL RETURN+
                   ---------   ----------   ----------   ----------   -------------   -------------   ----------    -------------
PRIME QUALITY
MONEY MARKET
FUND

T Shares
2004
2003               $    1.00   $     0.01   $     0.01         $(0.01)      -*        $       (0.01)  $     1.00        1.17%
2002                    1.00         0.02         0.02          (0.02)      -                 (0.02)        1.00        2.29
2001                    1.00         0.06         0.06          (0.06)      -                 (0.06)        1.00        5.75
2000                    1.00         0.05         0.05          (0.05)      -                 (0.05)        1.00        5.20

TAX-EXEMPT MONEY
MARKET FUND

T Shares
2004
2003               $    1.00   $     0.01   $     0.01         $(0.01)      -*        $       (0.01)  $     1.00        0.81%
2002                    1.00         0.01         0.01          (0.01)      -*                (0.01)        1.00        1.38
2001                    1.00         0.03         0.03          (0.03)      -                 (0.03)        1.00        3.47
2000                    1.00         0.03         0.03          (0.03)      -                 (0.03)        1.00        3.19

U.S. GOVERNMENT
SECURITIES MONEY
MARKET FUND

T Shares
2004
2003               $    1.00   $     0.01   $     0.01         $(0.01)      -         $       (0.01)  $     1.00        1.01%
2002                    1.00         0.02         0.02          (0.02)      -                 (0.02)        1.00        2.25
2001                    1.00         0.05         0.05          (0.05)      -                 (0.05)        1.00        5.56
2000                    1.00         0.05         0.05          (0.05)      -                 (0.05)        1.00        4.86

U.S. TREASURY
MONEY MARKET
FUND (A)

T Shares
2004
2003               $    1.00   $     0.01   $     0.01         $(0.01)      -*        $       (0.01)  $     1.00        0.88%
2002                    1.00         0.02         0.02          (0.02)      -                 (0.02)        1.00        1.96
2001                    1.00         0.05         0.05          (0.05)      -                 (0.05)        1.00        5.36
2000                    1.00         0.05         0.05          (0.05)      -                 (0.05)        1.00        4.81

VIRGINIA
TAX-FREE MONEY
MARKET FUND (A)

T Shares
2004
2003               $    1.00   $     0.01   $     0.01         $(0.01)      -*        $       (0.01)  $     1.00        0.85%
2002                    1.00         0.01         0.01          (0.01)      -*                (0.01)        1.00        1.44
2001                    1.00         0.03         0.03          (0.03)      -                 (0.03)        1.00        3.51
2000                    1.00         0.03         0.03          (0.03)      -                 (0.03)        1.00        3.23


                                                                                    RATIO OF NET
                                                    RATIO OF         RATIO OF        INVESTMENT
                                      RATIO OF         NET          EXPENSES TO      INCOME TO
                                         NET       INVESTMENT      AVERAGE NET      AVERAGE NET
                      NET ASSETS,    EXPENSES TO     INCOME           ASSETS           ASSETS
                         END OF      AVERAGE NET    TO AVERAGE      (EXCLUDING       (EXCLUDING
                     PERIOD (000)      ASSETS       NET ASSETS       WAIVERS)        WAIVERS)
                     ------------    -----------   -----------    --------------   ---------------
PRIME QUALITY
MONEY MARKET
FUND

T Shares
2004
2003                 $  4,284,266        0.63%         1.14%           0.74%           1.03%
2002                    3,907,203        0.63          2.22            0.74            2.11
2001                    3,728,371        0.63          5.57            0.75            5.45
2000                    3,311,229        0.60          5.06            0.75            4.91

TAX-EXEMPT MONEY
MARKET FUND

T Shares
2004
2003                 $  1,088,415        0.54%         0.79%           0.64%           0.69%
2002                      907,827        0.55          1.39            0.65            1.29
2001                    1,080,362        0.54          3.40            0.65            3.29
2000                      755,858        0.52          3.16            0.66            3.02

U.S. GOVERNMENT
SECURITIES MONEY
MARKET FUND

T Shares
2004
2003                 $    992,560        0.65%         1.00%           0.74%           0.91%
2002                      997,759        0.66          2.17            0.75            2.08
2001                      805,285        0.65          5.29            0.75            5.19
2000                      468,568        0.63          4.80            0.74            4.69

U.S. TREASURY
MONEY MARKET
FUND (A)

T Shares
2004
2003                 $  1,080,779        0.65%        0.81%           0.74%            0.72%
2002                      871,946        0.65         1.90            0.74             1.81
2001                      733,768        0.66         5.23            0.76             5.13
2000                      723,277        0.63         4.71            0.74             4.60

VIRGINIA
TAX-FREE MONEY
MARKET FUND (A)

T Shares
2004
2003                 $    219,701        0.49%         0.84%          0.49%            0.84%
2002                      240,681        0.50          1.45           0.50             1.45
2001                      226,188        0.50          3.45           0.50             3.45
2000                      245,243        0.51          3.19           0.51             3.19

+     Returns are for the period indicated and have not been annualized.

*     Amount represents less than $0.01 per share.

(A) On May 24, 1999, the CrestFunds U.S. Treasury Money and CrestFunds Tax-Free Money Funds exchanged all of their assets and certain liabilities for shares of the U.S. Treasury Money Market and Virginia Tax-Free Money Market Funds, respectively. The CrestFunds U.S. Treasury Money and CrestFunds Tax-Free Money Funds are the accounting survivors in this transaction, and as a result, their basis of accounting for assets and liabilities and their operating results for the periods prior to May 24, 1999 have been carried forward in these financial highlights.

Amounts designated as " - " are either $0 or have been rounded to $0.

                      HOW TO OBTAIN MORE INFORMATION ABOUT
                              THE STI CLASSIC FUNDS

INVESTMENT ADVISER

Trusco Capital Management, Inc.
50 Hurt Plaza
Suite 1400
Atlanta, Georgia 30303

DISTRIBUTOR

BISYS Fund Services, Limited Partnership
3435 Stelzer Road
Columbus, Ohio 43219

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI includes detailed information about the STI Classic Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list each Fund's holdings and contain information from the Funds' managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE:  Call 1-800-428-6970

BY MAIL:  Write to the Funds
c/o BISYS Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, Ohio 43219

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the STI Classic Funds, from the EDGAR Database on the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov. The STI Classic Funds' Investment Company Act registration number is 811-06557.


                                                                   [Insert Code]

                                STI CLASSIC FUNDS

                              INSTITUTIONAL SHARES

                                   PROSPECTUS

                                 OCTOBER 1, 2004

                                   BOND FUNDS

                  CLASSIC INSTITUTIONAL HIGH QUALITY BOND FUND
                   CLASSIC INSTITUTIONAL SHORT-TERM BOND FUND
               CLASSIC INSTITUTIONAL SUPER SHORT INCOME PLUS FUND
                  CLASSIC INSTITUTIONAL TOTAL RETURN BOND FUND
          CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES SUPER SHORT
                                INCOME PLUS FUND

                               MONEY MARKET FUNDS
                      CLASSIC INSTITUTIONAL CASH MANAGEMENT
                                MONEY MARKET FUND
                CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES
                                MONEY MARKET FUND
                 CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES
                                MONEY MARKET FUND

                              INVESTMENT ADVISER:
                         TRUSCO CAPITAL MANAGEMENT, INC.
                                 (THE "ADVISER")

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
           SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              ABOUT THIS PROSPECTUS

The STI Classic Funds is a mutual fund family that offers shares in separate investment portfolios that have individual investment goals and strategies. This prospectus gives you important information about the Institutional Shares of the Classic Institutional Bond and Money Market Funds (Funds) that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. In the section below, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about each Fund, please see:

                                                                                     PAGE
CLASSIC INSTITUTIONAL HIGH QUALITY BOND FUND....................................        XXX
CLASSIC INSTITUTIONAL SHORT-TERM BOND FUND......................................        XXX
CLASSIC INSTITUTIONAL SUPER SHORT INCOME PLUS FUND..............................        XXX
CLASSIC INSTITUTIONAL TOTAL RETURN BOND FUND....................................        XXX
CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES
    SUPER SHORT INCOME PLUS FUND................................................        XXX
CLASSIC INSTITUTIONAL CASH MANAGEMENT
    MONEY MARKET FUND...........................................................        XXX
CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES
    MONEY MARKET FUND...........................................................        XXX
CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES
    MONEY MARKET FUND...........................................................        XXX
MORE INFORMATION ABOUT RISK.....................................................        XXX
MORE INFORMATION ABOUT FUND INVESTMENTS.........................................        XXX
INVESTMENT ADVISER..............................................................        XXX
PORTFOLIO MANAGERS..............................................................        XXX
PURCHASING AND SELLING FUND SHARES..............................................        XXX
DIVIDENDS AND DISTRIBUTIONS.....................................................        XXX
TAXES...........................................................................        XXX
FINANCIAL HIGHLIGHTS............................................................        XXX
HOW TO OBTAIN MORE INFORMATION ABOUT
    THE STI CLASSIC FUNDS.......................................................  Back Cover

CUSIP/TICKER SYMBOL

FUND NAME                                                     CLASS            INCEPTION*        TICKER          CUSIP
------------------------------------------------------------------------------------------------------------------------
BOND FUNDS
------------------------------------------------------------------------------------------------------------------------
Classic Institutional High Quality Bond Fund              Institutional          9/4/03          SHQIX         784767519
                                                              Shares
------------------------------------------------------------------------------------------------------------------------

Classic Institutional Short-Term Bond Fund                Institutional         5/14/02          SISBX         784767659
                                                              Shares
------------------------------------------------------------------------------------------------------------------------
Classic Institutional Super Short Income Plus             Institutional         4/15/02          SISSX         784767642
Fund                                                          Shares
------------------------------------------------------------------------------------------------------------------------
Classic Institutional Total Return Bond Fund              Institutional          9/4/03          STRIX         784767493
                                                              Shares
------------------------------------------------------------------------------------------------------------------------
Classic Institutional U.S. Government Securities          Institutional         4/11/02          SIGVX         784767634
Super Short Income Plus Fund                                  Shares
------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS
------------------------------------------------------------------------------------------------------------------------
Classic Institutional Cash Management Money Market        Institutional         10/25/95         CICXX         784766354
Fund                                                          Shares
------------------------------------------------------------------------------------------------------------------------
Classic Institutional U.S. Government Securities          Institutional          8/1/94          CRGXX         784767808
Money Market Fund                                             Shares
------------------------------------------------------------------------------------------------------------------------
Classic Institutional U.S. Treasury Securities            Institutional         12/12/96         CIUXX         784766347
Money Market Fund                                             Shares
------------------------------------------------------------------------------------------------------------------------

* The inception date reflects the beginning of the class's performance history. The performance included under "Performance Information" may include the performance of other classes of the Fund and/or predecessors of the Fund.

RISK/RETURN INFORMATION COMMON TO THE STI CLASSIC FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The Adviser invests Fund assets in a way that it believes will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. The Adviser's judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

The value of your investment in a Fund (other than a money market fund) is based on the market prices of the securities a Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely a Fund diversifies its holdings.

CLASSIC INSTITUTIONAL HIGH QUALITY BOND FUND

FUND SUMMARY

INVESTMENT GOAL                                    Current income and price appreciation
------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                                   High quality fixed income securities
------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                             Low
------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                      Attempts to identify intermediate duration securities
                                                   that offer solid return potential and yield
------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                                   Conservative investors seeking to maximize income and
                                                   yield consistent with intermediate share price volatility
------------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Classic Institutional High Quality Bond Fund invests at least 80% of its assets in high quality fixed income securities, primarily utilizing U.S. government, A rated or higher, corporate bonds and mortgage-backed securities (rated A or better by at least one National Statistical Ratings Organization). The Fund may also invest in futures, options, taxable municipal securities, asset backed securities and CMOs. The Adviser allocates the Fund's investments based on the Adviser's analysis of duration, yield curve structure, relative value sector and security analysis. The average duration of the Fund's portfolio will typically range from 3 to 10 years. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the portfolio of mortgage-backed securities, and therefore, to assess the volatility risk of the Fund.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

PERFORMANCE INFORMATION

The Classic Institutional High Quality Bond Fund commenced operations on October 27, 2003, and therefore does not have performance history for a full calendar year.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                INSTITUTIONAL SHARES
Investment Advisory Fees                              0.50%
-----------------------------------------------------------
Other Expenses*                                       X.XX%
-----------------------------------------------------------
Total Annual Operating Expenses**                     X.XX%
-----------------------------------------------------------

*     Expenses are annualized for the most recent fiscal year.

**    The Fund's net total annual operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and the Distributor waived a portion of the fees in order to keep total operating expenses at a specified level. These fee waivers remain in place as of the date of this prospectus, but the Adviser and the Distributor may discontinue all or part of these fee waivers at any time. With these fee waivers, the Fund's annualized net total operating expenses were as follows:

Classic Institutional High Quality Bond Fund -- Institutional Shares                     X.XX%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR       3 YEARS       5 YEARS      10 YEARS
------------------------------------------------
 $XXX           $XXX          $XXX          $XXX
------------------------------------------------

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

CLASSIC INSTITUTIONAL SHORT-TERM BOND FUND

FUND SUMMARY

INVESTMENT GOAL                                    High current income, while preserving capital
-------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                                   Investment grade U.S. government and corporate debt
                                                   securities
-------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                             Low
-------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                      Attempts to identify securities that offer a comparably
                                                   better return than similar securities for a given level of credit risk
-------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                                   Income oriented investors who are willing to accept
                                                   increased risk for the possibility of returns greater than money market investing
-------------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Classic Institutional Short-Term Bond Fund invests at least 80% of its net assets in a diversified portfolio of short- to medium-term investment grade U.S. Treasury, corporate debt, mortgage-backed and asset-backed securities. The Fund expects that it will normally maintain an effective maturity of 3 years or less. In selecting investments for the Fund, the Adviser attempts to identify securities that offer a comparably better investment return for a given level of credit risk. For example, short-term bonds generally have better returns than money market instruments, with a fairly modest increase in credit risk and/or volatility. The Adviser manages the Fund from a total return perspective. That is, the Adviser makes day-to-day investment decisions for the Fund with a view towards maximizing returns. The Adviser analyzes yields, market sectors and credit risk in an effort to identify attractive investments with the best risk/reward trade-off. Due to its investment strategy, the Fund may buy and sell securities frequently, which may result in higher transaction costs and additional capital gains tax liabilities. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Mortgage-backed and asset-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans or underlying assets such as truck and auto loans, leases and credit card receivables. Mortgage-backed and asset-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loan, receivables or other assets underlying these securities. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed or asset-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in the market place. When interest rates fall, however, mortgage-backed and asset-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayment or prepayment of the underlying asset that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the portfolio of mortgage-backed or asset-backed securities and, therefore, to assess the volatility risk of the Fund.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund's Institutional Shares for the last year.*

2003          X.XX%

BEST QUARTER        WORST QUARTER
---------------------------------
X.XX%                      X.XX%
---------------------------------
(XX/XX/XX)            (XX/XX/XX)
---------------------------------

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/04 to 6/30/04 was X.XX%.

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2003, to those of the [insert index]Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

INSTITUTIONAL SHARES                                                   1 YEAR      SINCE INCEPTION*
---------------------------------------------------------------------------------------------------
FUND RETURNS BEFORE TAXES                                               X.XX%             X.XX%
---------------------------------------------------------------------------------------------------
FUND RETURNS AFTER TAXES ON DISTRIBUTIONS                               X.XX%             X.XX%
---------------------------------------------------------------------------------------------------
FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES       X.XX%             X.XX%
---------------------------------------------------------------------------------------------------
[INSERT INDEX] INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR
TAXES)                                                                  X.XX%             X.XX%
---------------------------------------------------------------------------------------------------

* Since inception of the Institutional Shares on May 14, 2002. Benchmark returns since April 30, 2002 (benchmark returns available only on a month end basis).

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. [Insert index description].

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                               INSTITUTIONAL SHARES
-------------------------------------------------------------------
Investment Advisory Fees                              0.60%
-------------------------------------------------------------------
Other Expenses                                        X.XX%
-------------------------------------------------------------------
Total Annual Operating Expenses*                      X.XX%
-------------------------------------------------------------------

* The Fund's net total annual operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and the Distributor waived a portion of the fees in order to keep total operating expenses at a specified level. These fee waivers remain in place as of the date of this prospectus, but the Adviser and the Distributor may discontinue all or part of these fee waivers at any time. With these fee waivers, the Fund's net total operating expenses were as follows:

Classic Institutional Short-Term Bond Fund -- Institutional Shares            X.XX%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR        3 YEARS        5 YEARS       10 YEARS
---------------------------------------------------
 $XXX           $XXX           $XXX          $XXX
---------------------------------------------------

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

CLASSIC INSTITUTIONAL SUPER SHORT INCOME PLUS FUND

FUND SUMMARY

INVESTMENT GOAL                                    High current income consistent with preserving capital
                                                   and maintaining liquidity
------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                                   Short duration investment grade money market and fixed
                                                   income securities
------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                             Low
------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                      Attempts to identify short duration securities that offer
                                                   a comparably better return potential and yield than money
                                                   market funds
------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                                   Conservative investors seeking to maximize income
                                                   consistent with limited share price volatility
------------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Classic Institutional Super Short Income Plus Fund invests at least 80% of its net assets in short duration, investment grade money market and fixed income securities including, but not limited to, U.S. Treasury and agency securities, obligations of supranational entities and foreign governments, domestic and foreign corporate debt obligations, taxable municipal debt securities, mortgage backed and asset backed securities, repurchase agreements, and other mutual funds. The Fund normally expects to maintain an average effective duration between three months and one year. Individual purchases will generally be limited to securities with a maturity/average life of less than three years. In selecting investments for the Fund, the Adviser attempts to maximize income by identifying securities that offer an acceptable yield for a given level of credit risk and maturity. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

The price (NAV) of the Fund will fluctuate depending on general changes in interest rates as well as changes in the yields of the specific securities in the Fund. General (or macro) changes in interest rates may be as a result of economic developments or Federal Reserve policy while issuer specific changes in yield may be as a result of a change in creditworthiness of a particular issuer or industry. In general, the NAV of the Fund will rise when interests rates fall, and likewise, the NAV of the Fund will fall when interest rates rise. An objective of the Fund is to minimize NAV fluctuation by (a) maintaining the Fund average weighted duration between three months and one year and (b) diversifying the Fund among issuers and industries.

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that short-term U.S. government debt securities may underperform other segments of the fixed income market or the fixed income market as a whole.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the portfolio of mortgage-backed securities, and therefore, to assess the volatility risk of the Fund.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund's Institutional Shares for the last year.*

2003               X.XX%

BEST QUARTER   WORST QUARTER
----------------------------
X.XX%                 X.XX%
---------------------------
(XX/XX/XX)       (XX/XX/XX)
---------------------------

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/04 to 6/30/04 was X.XX%.

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2003, to those of the [insert index]Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

INSTITUTIONAL SHARES                                                   1 YEAR   SINCE INCEPTION*
------------------------------------------------------------------------------------------------
FUND RETURNS BEFORE TAXES                                               X.XX%        X.XX%
------------------------------------------------------------------------------------------------
FUND RETURNS AFTER TAXES ON DISTRIBUTIONS                               X.XX%        X.XX%
------------------------------------------------------------------------------------------------
FUND RETURNS AFTER TAXES ON DISTRIBUTIONS  AND SALE OF FUND SHARES      X.XX%        X.XX%
------------------------------------------------------------------------------------------------
[INSERT INDEX] INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES
OR TAXES)                                                               X.XX%        X.XX%
------------------------------------------------------------------------------------------------

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. [Insert index description].

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                              INSTITUTIONAL SHARES
------------------------------------------------------------------
Investment Advisory Fees                              0.50%
------------------------------------------------------------------
Other Expenses                                        X.XX%
------------------------------------------------------------------
Total Annual Operating Expenses*                      X.XX%
------------------------------------------------------------------

* The Fund's net total annual operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and the Distributor waived a portion of the fees in order to keep total operating expenses at a specified level. These fee waivers remain in place as of the date of this prospectus, but the Adviser and the Distributor may discontinue all or part of these fee waivers at any time. With these fee waivers, the Fund's net total operating expenses were as follows:

Classic Institutional Super Short Income Plus Fund -- Institutional Shares           X.XX%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR    3 YEARS   5 YEARS    10 YEARS
$XXX        $XXX      $XXX       $XXX

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

CLASSIC INSTITUTIONAL TOTAL RETURN BOND FUND

FUND SUMMARY

INVESTMENT GOAL                                         Current income and price appreciation
----------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                                        Government, corporate, and mortgage-backed securities, plus
----------------------------------------------------------------------------------------------------------------------
                                                        other opportunistic investments
SHARE PRICE VOLATILITY                                  Moderate
----------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                           Attempts to recognize relative value in fixed income
                                                        markets
----------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                                        Investors seeking diversification and attractive total returns in the fixed income market
----------------------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Classic Institutional Total Return Bond Fund invests at least 80% of its assets in a wide array of fixed income securities, primarily utilizing U.S. government, investment grade corporate, and mortgage-backed securities. The Fund may also invest in high yield securities, international bonds, convertible bonds, futures, options, preferred stocks, taxable municipal securities, asset backed securities and CMOs. The Adviser allocates the Fund's investments among various market sectors based on the Adviser's analysis of duration, yield curve structure and relative value sector and security analysis. The average weighted maturity of the Fund's portfolio will typically range from 4 to 10 years. Due to its investment strategy the Fund may buy and sell securities frequently, which may result in higher transaction costs and additional capital gains tax liabilities. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

High yield securities involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of default or price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

PERFORMANCE INFORMATION

The Classic Institutional Total Return Bond Fund commenced operations on October 15, 2003, and therefore does not have performance history for a full calendar year.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                      INSTITUTIONAL SHARES
----------------------------------------------------------
Investment Advisory Fees                     0.45%
----------------------------------------------------------
Other Expenses*                              X.XX%
----------------------------------------------------------
Total Annual Operating Expenses**            X.XX%
----------------------------------------------------------

*     Expenses are annualized for the most recent fiscal year.

**    The Fund's net total annual operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and the Distributor waived a portion of the fees in order to keep total operating expenses at a specified level. These fee waivers remain in place as of the date of this prospectus, but the Adviser and the Distributor may discontinue all or part of these fee waivers at any time. With these fee waivers, the Fund's annualized net total operating expenses were as follows:

Classic Institutional Total Return Bond Fund -- Institutional Shares         X.XX%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR        3 YEARS       5 YEARS       10 YEARS
--------------------------------------------------
$XXX            $XXX          $XXX          $XXX
--------------------------------------------------

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES SUPER SHORT INCOME PLUS FUND

FUND SUMMARY

INVESTMENT GOAL                                High current income consistent with preserving capital and maintaining liquidity
---------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                               Short duration U.S. government securities
---------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                         Low
---------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                  Attempts to identify short duration U.S. government
                                               securities that offer a comparably better return potential and yield than money market funds
---------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                               Conservative investors seeking to maximize income
                                               consistent with limited share price volatility and the  relative safety of U.S. government securities
---------------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Classic Institutional U.S. Government Securities Super Short Income Plus Fund invests at least 80% of its net assets in short duration U.S. Treasury securities, U.S. agency securities, U.S. agency mortgage-backed securities, repurchase agreements, and other U.S. government securities. The Fund expects to maintain an average effective duration between three months and one year. Individual purchases will generally be limited to securities with a maturity/average life of less than three years. In selecting investments for the Fund, the Adviser attempts to maximize income by identifying securities that offer an acceptable yield for a given maturity. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

The price per share (net asset value or NAV) of the Fund will fluctuate depending on general changes in interest rates as well as changes in the yields of the specific securities in the Fund. General (or macro) changes in interest rates may be a result of economic developments or Federal Reserve policy. In general, the NAV of the Fund will rise when interest rates fall, and likewise, the NAV of the Fund will fall when interest rates rise. An objective of the Fund is to minimize NAV fluctuation by (a) maintaining the Fund average weighted duration between three months and one year and (b) investing the Fund in U.S. government and agency securities.

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and increase in value if interest rates fall. Also, longer-term securities are generally more volatile than shorter-term securities, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that U.S. government debt securities may underperform other segments of the fixed income market or the fixed income market as a whole.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund's Institutional Shares for the last year.*

2003               X.XX%

BEST QUARTER       WORST QUARTER
--------------------------------
  X.XX%                  X.XX%
--------------------------------
(XX/XX/XX)          (XX/XX/XX)
--------------------------------

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/04 to 6/30/04 was X.XX%.

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2003, to those of the [insert index]Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

INSTITUTIONAL SHARES                                                          1 YEAR     SINCE INCEPTION*
---------------------------------------------------------------------------------------------------------
FUND RETURNS BEFORE TAXES                                                      X.XX%           X.XX%
---------------------------------------------------------------------------------------------------------
FUND RETURNS AFTER TAXES ON DISTRIBUTIONS                                      X.XX%           X.XX%
---------------------------------------------------------------------------------------------------------
FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES              X.XX%           X.XX%
---------------------------------------------------------------------------------------------------------
[INSERT INDEX] INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR
TAXES)                                                                         X.XX%           X.XX%
---------------------------------------------------------------------------------------------------------

* Since inception of the Institutional Shares on April 11, 2002. Benchmark returns since March 31, 2002 (benchmark returns available only on a month end basis).

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. [Insert index description].

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                         INSTITUTIONAL SHARES
-------------------------------------------------------------
Investment Advisory Fees                        0.40%
-------------------------------------------------------------
Other Expenses                                  X.XX%
-------------------------------------------------------------
Total Annual Operating Expenses*                X.XX%
-------------------------------------------------------------

----------
* The Fund's net total annual operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and the Distributor waived a portion of the fees in order to keep total operating expenses at a specified level. These fee waivers remain in place as of the date of this prospectus, but the Adviser and the Distributor may discontinue all or part of these fee waivers at any time. With these fee waivers, the Fund's net total operating expenses were as follows:

Classic Institutional U.S. Government Securities Super Short Income Plus Fund
--Institutional Shares                                                                       X.XX%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR        3 YEARS        5 YEARS       10 YEARS
---------------------------------------------------
$XXX            $XXX           $XXX          $XXX
---------------------------------------------------

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND

FUND SUMMARY

INVESTMENT GOAL                                   As high a level of current income as is consistent with
                                                  preservation of capital and liquidity
---------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                                  Money market instruments
---------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                     Attempts to increase income without adding undue risk
---------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                                  Conservative investors seeking current income through a
                                                  liquid investment
---------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Classic Institutional Cash Management Money Market Fund invests exclusively in high quality U.S. dollar-denominated money market instruments. The Fund invests in obligations of (i) the U.S. Treasury, (ii) agencies and instrumentalities of U.S. and foreign governments, (iii) domestic and foreign banks, (iv) domestic and foreign corporate issuers, and (v) supranational entities, as well as repurchase agreements. In selecting investments for the Fund, the Adviser tries to increase income without adding undue risk by analyzing maturity, yields, market sectors and credit risk. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or the agency's own resources.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.

PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Institutional Shares from year to year.*

1996      5.47%
-----------------
1997      5.63%
-----------------
1998      5.52%
-----------------
1999      5.12%
-----------------
2000      6.33%
-----------------
2001      4.13%
-----------------
2002      1.80%
-----------------
2003      X.XX%
-----------------

BEST QUARTER   WORST QUARTER
----------------------------
X.XX%                X.XX%
----------------------------
(XX/XX/XX)      (XX/XX/XX)
----------------------------

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/04 to 6/30/04 was X.XX%.

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2003, to those of the iMoneyNet, Inc. First Tier Institutions-Only Average.

INSTITUTIONAL SHARES                                        1 YEAR     5 YEARS  SINCE INCEPTION*
------------------------------------------------------------------------------------------------
CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND      X.XX%      X.XX%        X.XX%
------------------------------------------------------------------------------------------------
IMONEYNET, INC. FIRST TIER INSTITUTIONS-ONLY AVERAGE         X.XX%      X.XX%        X.XX%
------------------------------------------------------------------------------------------------

* Since inception of the Institutional Shares on October 25, 1995. Benchmark returns since October 31, 1995 (benchmark returns available only on a month end basis).

To obtain information about the Fund's current yield, call 1-800-814-3397.

WHAT IS AN AVERAGE?

An average is a composite of mutual funds with similar investment goals. The iMoneyNet, Inc. First Tier Institutions-Only Average is a widely-recognized composite of money market funds that invest in commercial paper, bank obligations and short-term investments in the highest ratings category. The number of funds in the Average varies.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                          INSTITUTIONAL SHARES
--------------------------------------------------------------
Investment Advisory Fees                         0.20%
--------------------------------------------------------------
Other Expenses                                   X.XX%
--------------------------------------------------------------
Total Annual Operating Expenses*                 X.XX%
--------------------------------------------------------------

----------
* The Fund's net total annual operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and the Administrator waived a portion of the fees in order to keep total operating expenses at a specified level. These fee waivers remain in place as of the date of this prospectus, but the Adviser and the Administrator may discontinue all or part of these fee waivers at any time. With these fee waivers, the Fund's net total operating expenses were as follows:

Classic Institutional Cash Management Money Market Fund -- Institutional Shares               X.XX%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR        3 YEARS        5 YEARS       10 YEARS
---------------------------------------------------
 $XXX           $XXX           $XXX          $XXX
---------------------------------------------------

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES
MONEY MARKET FUND

FUND SUMMARY

INVESTMENT GOAL                               High current income to the extent consistent with the
                                              preservation of capital and the maintenance of liquidity
------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                              U.S. Treasury and government agency securities, and
                                              repurchase agreements
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                 Attempts to increase income without adding undue risk by
                                              analyzing yields
------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                              Conservative investors seeking current income through a
                                              liquid investment
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Classic Institutional U.S. Government Securities Money Market Fund invests exclusively in U.S. Treasury obligations, obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government, repurchase agreements involving these securities, and shares of registered money market funds that invest in the foregoing. In selecting investments for the Fund, the Adviser tries to increase income without adding undue risk by analyzing yields. The Adviser actively manages the maturity of the Fund and its portfolio to maximize the Fund's yield based on current market interest rates and the Adviser's outlook on the market. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Institutional Shares from year to year.*

1995                 5.89%
--------------------------
1996                 5.31%
--------------------------
1997                 5.50%
--------------------------
1998                 5.36%
--------------------------
1999                 4.99%
--------------------------
2000                 6.18%
--------------------------
2001                 4.02%
--------------------------
2002                 1.72%
--------------------------
2003                 X.XX%
--------------------------

BEST QUARTER           WORST QUARTER
------------------------------------
X.XX%                        X.XX%
------------------------------------
(XX/XX/XX)              (XX/XX/XX)
------------------------------------

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/04 to 6/30/04 was X.XX%.

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2003, to those of the iMoneyNet, Inc. Government Institutional Average.

INSTITUTIONAL SHARES                                                            1 YEAR       5 YEARS    SINCE INCEPTION*
------------------------------------------------------------------------------------------------------------------------
CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES MONEY MARKET FUND               X.XX%        X.XX%          X.XX%
------------------------------------------------------------------------------------------------------------------------
IMONEYNET, INC. GOVERNMENT INSTITUTIONAL AVERAGE                                 X.XX%        X.XX%          X.XX%
------------------------------------------------------------------------------------------------------------------------

* Since inception of the Institutional Shares on August 1, 1994. Benchmark returns since July 31, 1994 (benchmark returns available only on a month end basis).

To obtain information about the Fund's current yield, call 1-800-814-3397.

WHAT IS AN AVERAGE?

An average is a composite of mutual funds with similar investment goals. The iMoneyNet, Inc. Government Institutional Average is a widely-recognized composite of money market funds that invest in U.S. Treasury bills, repurchase agreements, or agencies of the U.S. Government. The number of funds in the Average varies.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                              INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                              0.20%
--------------------------------------------------------------------------------
Other Expenses                                        X.XX%
--------------------------------------------------------------------------------
Total Annual Operating Expenses*                      X.XX%
--------------------------------------------------------------------------------

* The Fund's net total annual operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and the Administrator waived a portion of the fees in order to keep total operating expenses at a specified level. These fee waivers remain in place as of the date of this prospectus, but the Adviser and the Administrator may discontinue all or part of these fee waivers at any time. With these fee waivers, the Fund's net total operating expenses were as follows:

Classic Institutional U.S. Government Securities Money Market Fund -- Institutional Shares            X.XX%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR        3 YEARS        5 YEARS       10 YEARS
---------------------------------------------------
$XXX            $XXX           $XXX          $XXX
---------------------------------------------------

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND

FUND SUMMARY

INVESTMENT GOAL                             As high a level of current income as is consistent with
                                            preservation of capital and liquidity
----------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                            U.S. Treasury securities and repurchase agreements
----------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to increase income without adding undue risk by
                                            analyzing yields
----------------------------------------------------------------------------------------------------
INVESTOR
 PROFILE                                    Conservative investors seeking current income through a
                                            liquid investment
----------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Classic Institutional U.S. Treasury Securities Money Market Fund invests exclusively in U.S. Treasury bills, notes, bonds and components of these securities, and repurchase agreements collateralized by these securities. The Fund limits its investments so as to obtain the highest investment quality rating by a nationally recognized statistical rating organization (AAA by Standard & Poor's). In selecting investments for the Fund, the Adviser tries to increase income without adding undue risk by analyzing yields for various maturities. The Adviser actively manages the maturity of the Fund and its portfolio to maximize the Fund's yield based on current market interest rates and the Adviser's outlook on the market. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Institutional Shares from year to year.*

1997                 5.44%
--------------------------
1998                 5.30%
--------------------------
1999                 4.83%
--------------------------
2000                 6.06%
--------------------------
2001                 3.66%
--------------------------
2002                 1.55%
--------------------------
2003                 X.XX%
--------------------------

BEST QUARTER           WORST QUARTER
------------------------------------
X.XX%                        X.XX%
------------------------------------
(XX/XX/XX)              (XX/XX/XX)
------------------------------------

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/04 to 6/30/04 was X.XX%.

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2003, to those of the iMoneyNet, Inc. Treasury & Repo Retail Average.

INSTITUTIONAL SHARES                                                        1 YEAR       5 YEARS   SINCE INCEPTION*
-------------------------------------------------------------------------------------------------------------------
CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND             X.XX%        X.XX%          X.XX%
-------------------------------------------------------------------------------------------------------------------
IMONEYNET, INC. TREASURY & REPO RETAIL AVERAGE                               X.XX%        X.XX%          X.XX%
-------------------------------------------------------------------------------------------------------------------

* Since inception of the Institutional Shares on December 12, 1996. Benchmark returns since November 30, 1996 (benchmark returns available only on a month end basis).

To obtain information about the Fund's current yield, call 1-800-814-3397.

WHAT IS AN AVERAGE?

An average is a composite of mutual funds with similar investment goals. The iMoneyNet, Inc. Treasury & Repo Retail Average is a widely-recognized composite of money market funds that invest in U.S. Treasury bills and repurchase agreements backed by these securities. The number of funds in the Average varies.

\
FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                         INSTITUTIONAL SHARES
-------------------------------------------------------------
Investment Advisory Fees                        0.20%
-------------------------------------------------------------
Other Expenses                                  X.XX%
-------------------------------------------------------------
Total Annual Operating Expenses*                X.XX%
-------------------------------------------------------------

----------
* The Fund's net total annual operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and the Administrator waived a portion of the fees in order to keep total operating expenses at a specified level. These fee waivers remain in place as of the date of this prospectus, but the Adviser and the Administrator may discontinue all or part of these fee waivers at any time. With these fee waivers, the Fund's net total operating expenses were as follows:

Classic Institutional U.S. Treasury Securities Money Market Fund --  Institutional Shares           X.XX%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR        3 YEARS        5 YEARS       10 YEARS
---------------------------------------------------
$XXX            $XXX           $XXX          $XXX
---------------------------------------------------

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

MORE INFORMATION ABOUT RISK

DERIVATIVES RISK -- Derivatives may           Classic Institutional High Quality Bond Fund
involve risks different from, and             Classic Institutional Short-Term Bond Fund
possibly greater than, those of               Classic Institutional Super Short Income Plus
traditional investments. A Fund may use       Fund
derivatives (such as futures, options,        Classic Institutional Total Return Bond Fund
and swaps) to attempt to achieve its          Classic Institutional U.S. Government Securities
investment objective and offset certain       Super Short Income Plus Fund
investment risks, while at the same time
maintaining liquidity. These positions
may be established for hedging or
non-hedging purposes. Risks associated
with the use of derivatives include
those associated with hedging and
leveraging activities:

-    The success of a hedging strategy
     may depend on an ability to predict
     movements in the prices of
     individual securities, fluctuations
     in markets, and movements in
     interest rates.

-    The Fund experiencing losses over
     certain ranges in the market that
     exceed losses experienced by a fund
     that does not use derivatives.

-    There may be an imperfect or no
     correlation between the changes in
     market value of the securities held
     by the Fund and the prices of
     derivatives.

-    There may not be a liquid
     secondary market for derivatives.

-    Trading restrictions or limitations
     may be imposed by an exchange.

-    Government regulations may restrict
     trading in derivatives.

-    The other party to an agreement
     (e.g., options or swaps) may
     default; however, in certain
     circumstances, such counterparty
     risk may be reduced by having an
     organization with very good credit
     act as intermediary.

Because options premiums paid or
received by the Funds are small in
relation to the market value of the
investments underlying the options,
buying and selling put and call options
can be more speculative than investing
directly in securities.

 EXCHANGE TRADED FUND RISK -- The Funds       Classic Institutional High Quality Bond Fund
 may purchase shares of exchange-traded       Classic Institutional Short-Term Bond Fund
 funds ("ETFs") to temporarily gain           Classic Institutional Super Short Income Plus
 exposure to a particular portion of the      Fund
 market while awaiting an opportunity to      Classic Institutional Total Return Bond Fund
 purchase securities directly. ETFs are       Classic Institutional U.S. Government Securities
 investment companies that are bought and     Super Short Income Plus Fund
 sold on a securities exchange. An ETF
 holds a portfolio of securities designed
 to track a particular market segment or
 index. ETFs, like mutual funds, have
 expenses associated with their
 operation, including advisory fees. When
 the Fund invests in an ETF, in addition
 to directly bearing expenses associated
 with its own operations, it will bear a
 pro rata portion of the ETF's expense.
 The risks of owning shares of an ETF
 generally reflect the risks of owning
 the underlying securities the ETF is
 designed to track, although lack of
 liquidity in an ETF could result in
 being more volatile than the underlying
 portfolio of securities. In addition,
 because of ETF expenses, compared to
 owning the underlying securities
 directly, it may be more costly to own
 an ETF.

FIXED INCOME RISK -- The market value of      Classic Institutional High Quality Bond Fund
fixed income investments changes in           Classic Institutional Short-Term Bond Fund
response to interest rate changes and         Classic Institutional Super Short Income Plus Fund
other factors. During periods of falling      Classic Institutional Total Return Bond Fund
interest rates, the values of                 Classic Institutional U.S. Government Securities
outstanding fixed income securities           Super Short Income Plus Fund
generally rise. Moreover, while
securities with longer maturities tend
to produce higher yields, the prices of
longer maturity securities are also
subject to greater market fluctuations
as a result of changes in interest
rates. In addition to these fundamental
risks, different types of fixed income
securities may be subject to credit
risk, which is the possibility that an
issuer will be unable to make timely
payments of either principal or
interest.

FOREIGN SECURITIES RISK -- Investments        Classic Institutional Short-Term Bond Fund
in securities of foreign companies or         Classic Institutional Super Short Income Plus
governments can be more volatile than         Fund
investments in U.S. companies or              Classic Institutional Total Return Bond Fund
governments. Diplomatic, political, or        Classic Institutional U.S. Government Securities
economic developments, including              Super Short Income Plus Fund
nationalization or appropriation, could
affect investments in foreign countries.
Foreign securities markets generally
have less trading volume and less
liquidity than U.S. markets. In
addition, the value of securities
denominated in foreign currencies, and
of dividends from such securities, can
change significantly when foreign
currencies strengthen or weaken relative
to the U.S. dollar. Foreign companies or
governments generally are not subject to
uniform accounting, auditing, and
financial reporting standards comparable
to those applicable to domestic U.S.
companies or governments. Transaction
costs are generally higher than those in
the U.S. and expenses for custodial
arrangements of foreign securities may
be somewhat greater than typical
expenses for custodial arrangements of
similar U.S. securities. Some foreign
governments levy withholding taxes
against dividend and interest income.
Although in some countries a portion of
these taxes are recoverable, the
non-recovered portion will reduce the
income received from the securities
comprising the portfolio.

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds' primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information.

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Bond Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations that would not ordinarily be consistent with a Fund's objectives. In addition, each Bond Fund may shorten its average weighted maturity to as little as 90 days. A Bond Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for higher income. Of course, a Fund cannot guarantee that it will achieve its investment goal.

INVESTMENT ADVISER

Trusco Capital Management, Inc., 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the investment adviser to the Funds. As of June 30, 2004, the Adviser had approximately $51.9 billion in assets under management. For the fiscal period ended May 31, 2004, the Adviser received advisory fees of:

Classic Institutional High Quality Bond Fund                                        X.XX%
-----------------------------------------------------------------------------------------
Classic Institutional Short-Term Bond Fund                                          X.XX%
-----------------------------------------------------------------------------------------
Classic Institutional Super Short Income Plus Fund                                  X.XX%
-----------------------------------------------------------------------------------------
Classic Institutional Total Return Bond Fund                                        X.XX%
-----------------------------------------------------------------------------------------
Classic Institutional U.S. Government Securities Super Short Income Plus Fund       X.XX%
-----------------------------------------------------------------------------------------
Classic Institutional Cash Management Money Market Fund                             X.XX%
-----------------------------------------------------------------------------------------
Classic Institutional U.S. Government Securities Money Market Fund                  X.XX%
-----------------------------------------------------------------------------------------
Classic Institutional U.S. Treasury Securities Money Market Fund                    X.XX%
-----------------------------------------------------------------------------------------

The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's respective investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

The Adviser may use its affiliates as brokers for Fund transactions.

The Securities and Exchange Commission (SEC) recently adopted new rules and rule amendments under the Investment Advisers Act of 1940, that address an investment adviser's fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under the current contractual agreement, the Adviser is authorized to vote proxies on behalf of each Fund.

Information regarding the Adviser's, and thus each Fund's, Proxy Voting Policies and Procedures are provided in the Statement of Additional Information. A copy of the Funds' Proxy Voting Policies and Procedures may be obtained by contacting the STI Classic Funds at: 1-800-874-4770, Option 5, or by visiting www.sticlassicfunds.com.

PORTFOLIO MANAGERS

Each of the Funds is managed by co-portfolio managers or by a portfolio manager who is supported by a back-up portfolio manager.

Mr. Robert S. Bowman, CFA, has served as Vice President of Trusco since January 1999. He has managed the CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND since it began operating in October 1995 and the CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES MONEY MARKET FUND since 1995. Prior to joining Trusco, Mr. Bowman served as Vice President of Crestar Asset Management Company from 1995 to 1999, after serving as an assistant trader at Crestar Asset Management Company from 1994 to 1995. He has more than 10 years of investment experience.

Mr. W. Bradford Buie, CFA, has served as Vice President of Trusco since October 2000. He has co-managed the CLASSIC INSTITUTIONAL HIGH QUALITY BOND FUND since it began operating in September 2003. Prior to joining Trusco, Mr. Buie served as a Sales Associate with Lehman Brothers from July 1997 to October 2000. He has more than 10 years of investment experience.

Mr. Robert W. Corner has served as Vice President of Trusco since September 1996. He has co-managed the CLASSIC INSTITUTIONAL SHORT-TERM BOND FUND since January 2003. Mr. Corner has also co-managed the CLASSIC INSTITUTIONAL SUPER SHORT INCOME PLUS FUND since July 2004, after managing the Fund since it began operating in April 2002. In addition, Mr. Corner has managed the CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES SUPER SHORT INCOME PLUS FUND since it began operating in April 2002. He has more than 17 years of investment experience.

Mr. L. Earl Denney, CFA, has served as Managing Director of Trusco since July 2000, after serving as Managing Director of STI Capital Management, N.A. since 1983. Mr. Denney has co-managed the CLASSIC INSTITUTIONAL TOTAL RETURN BOND FUND since it began operating in September 2003. He has more than 27 years of investment experience.

Mr. Charles B. Leonard, CFA, FLMI, has served as Managing Director of Trusco since July 2000, after serving as Senior Vice President since joining Trusco in 1986. Mr. Leonard has also served as Co-Head of Fixed Income Strategy at Trusco since May 2002. He has co-managed the CLASSIC INSTITUTIONAL TOTAL RETURN BOND FUND since it began operating in September 2003. He has more than 34 years of investment experience.

Mr. H. Rick Nelson has served as Managing Director of Trusco since March 2002. He has co-managed the CLASSIC INSTITUTIONAL SHORT-TERM BOND FUND since January 2003, the CLASSIC INSTITUTIONAL HIGH QUALITY BOND FUND since it began operating in September 2003, and the CLASSIC INSTITUTIONAL SUPER SHORT INCOME PLUS FUND since July 2004. Prior to joining Trusco, Mr. Nelson served as Senior Vice President at Wachovia Asset Management from June 1985 to March 2002. He has more than 22 years of investment experience.

Mr. David S. Yealy joined Trusco in 1991. Mr. Yealy has served as Managing Director of Trusco since July 2000, after serving as First Vice President of Trusco since September 1999. He has managed the CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND since it began operating in December 1996. He has more than 19 years of investment experience.

PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") Institutional Shares of the Funds.

HOW TO PURCHASE FUND SHARES

The Funds offer Institutional Shares primarily to various institutional investors, including subsidiaries of SunTrust Banks, Inc. (SunTrust), for their own or their customers' accounts for which they act as fiduciary, agent, investment adviser, or custodian. Shares are sold without a sales charge, although institutions may charge their customers for services provided in connection with the purchase of shares. Institutional shares will be held of record by (in the name of) your institution. Depending upon the terms of your account, however, you may have, or be given, the right to vote your Institutional Shares. The Funds may reject any purchase order if it is determined that accepting the order would not be in the best interest of the STI Classic Funds or its shareholders.

WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day). But you may not purchase shares of the Money Market Funds on federal holidays.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Funds receive your purchase order. Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). So, for you to receive the current Business Day's NAV for each Fund (except the Money Market Funds), a Fund must receive your purchase order in proper form before 4:00 p.m., Eastern Time. If the NYSE closes early - such as on days in advance of certain holidays - the Funds reserve the right to calculate NAV as of the earlier closing time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

Each Money Market Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally 4:00 p.m., Eastern Time.) So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Money Market Funds must receive your order before 2:00 p.m., Eastern Time and federal funds (readily available funds) before 4:00 p.m., Eastern Time. Otherwise, your purchase order will be effective the following Business Day, as long as each Money Market Fund receives federal funds before calculating its NAV the following day.

YOU MAY HAVE TO TRANSMIT YOUR PURCHASE AND SALE REQUESTS TO YOUR INSTITUTION, INCLUDING SUBSIDIARIES OF SUNTRUST AND ITS AFFILIATES, AT AN EARLIER TIME FOR YOUR TRANSACTION TO BECOME EFFECTIVE THAT DAY. THIS ALLOWS YOUR INSTITUTION TIME TO PROCESS YOUR REQUEST AND TRANSMIT IT TO THE ADMINISTRATOR OR TRANSFER AGENT IN TIME TO MEET THE ABOVE STATED FUND CUT-OFF TIMES. FOR MORE INFORMATION ABOUT HOW TO PURCHASE OR SELL FUND SHARES, INCLUDING SPECIFIC ORDER ENTRY CUT-OFF TIMES, PLEASE CONTACT YOUR INSTITUTION DIRECTLY.

HOW THE FUNDS CALCULATE NAV

In calculating NAV, a Fund (except the Money Market Funds) generally values its investment portfolio at market price. In calculating NAV for each Money Market Fund, each Fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in the Statement of Additional Information. If market prices are unavailable or the Adviser determines in good faith that the market price or amortized cost valuation method is unreliable during certain market conditions or for other reasons, fair value prices may be determined in good faith using methods approved by the Board of Trustees. Each Money Market Fund expects its NAV to remain constant at $1.00 per share, although the Fund cannot guarantee this.

Certain Funds may hold foreign securities that trade on weekends or other days when the Funds do not calculate NAV. As a result, the NAV of these investments may change on days when you cannot purchase or sell Fund shares.

NET ASSET VALUE

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

MINIMUM PURCHASES

To purchase Institutional Shares of the Money Market Funds for the first time, you must invest at least $10,000,000. To purchase Institutional Shares of any Bond Fund for the first time, you must invest at least $1,000,000. A Fund may accept investments of smaller amounts at its discretion.

CUSTOMER IDENTIFICATION

FOREIGN INVESTORS

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Funds subject to the satisfaction of enhanced due diligence.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, you will be asked to provide your name, address, date of birth, and other information that will allow us to identify you. This information will be verified to ensure the identity of all persons opening a mutual fund account.

In certain instances, the Funds are required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

The Funds are required by law to reject your new account application if the required identifying information is not provided. Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of the Funds your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the NAV per share next-determined.

However, the Funds reserve the right to close your account at the then-current day's price if the Funds are unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Funds. If the Funds are unable to verify your identity, the Funds reserve the right to liquidate your account at the then-current day's price and remit proceeds to you via check. The Funds reserve the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority.

HOW TO SELL YOUR FUND SHARES

You may sell your shares on any Business Day by contacting the Funds. If you are a customer of SunTrust or another institution, you must contact that institution directly for information about how to sell your shares including any specific cut-off times required.

Holders of Institutional Shares may sell shares by following the procedures established when they opened their account or accounts with the Funds or with their financial institution or intermediary. The sale price of each share will be the NAV next determined after the Funds receive your request.

Redemption orders must be received by the Money Market Funds on a Business Day before 2:00 p.m., Eastern Time. Orders received after 2:00 p.m., Eastern Time will be executed the following Business Day.

RECEIVING YOUR MONEY

Normally, the Funds will send your sale proceeds within five Business Days after a Fund receives your request, but it may take up to seven days.

REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders), a Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC. More information about this is in the Statement of Additional Information.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine. If you or your financial institution transact with the Funds over the telephone, you will generally bear the risk of any loss. The Funds reserve the right to modify, suspend or terminate telephone transaction privileges at any time.

MARKET TIMERS

It is the policy of the Funds to discourage investments by Market Timers. Short-term or excessive trading into and out of a Fund may harm long-term shareholders by disrupting the Adviser's investment strategy and by increasing Fund expenses. These increased expenses may reduce total return for long-term shareholders, who are not responsible for generating such expenses. Accordingly, any Fund may restrict or refuse purchase or exchange requests by Market Timers or investors who seem to follow a short-term trading pattern that may adversely affect a Fund. You may be classified as a Market Timer if you:

- Request two substantial full-cycle transactions (either a purchase and redemption, or an exchange in and out) of any Fund within 14 days; or

- Request three substantial full-cycle transactions (either a purchase and redemption, or an exchange in and out) during any 90 day continuous period.

Anyone considered to be a Market Timer by the Fund, its manager(s) or a shareholder servicing agent will be notified in writing of their designation as a Market Timer. Market Timers who redeem or exchange their shares out of any Fund within 90 days of purchase may be charged a redemption fee of up to 2% of redemption proceeds, which will automatically be paid to the Fund.

This redemption fee does not apply to 401(k)/403(b) type participant accounts, Systematic Withdrawal Plan accounts, SunTrust Securities asset allocation accounts or accounts held through an omnibus arrangement because information may not be available regarding beneficial owners. Dealers who purchase Institutional Shares on behalf of Market Timers, including Market Timers with shares held through an omnibus account, may not be eligible to receive shareholder servicing fees or other contractual concession payments. Further, the Funds reserve the right to refuse any purchase or exchange requests by any investor at any time.

In addition to the previously mentioned initiatives to discourage market timing, the Funds intend to continually evaluate and, if practical, implement other measures to deter market timing.

DISTRIBUTION OF FUND SHARES

From its own assets, the Adviser, the distributor or their affiliates may make payments based on gross sales and current assets to selected brokerage firms or institutions. The amount of these payments may be substantial. The minimum aggregate sales required for eligibility for such payments, and the factors in selecting the brokerage firms and institutions to which they will be made, are determined from time to time by the Adviser or the distributor. In addition, the Adviser, the distributor or their affiliates may pay fees, from their own assets, to brokers, banks, financial advisers, retirement plan service providers and other financial intermediaries for providing distribution-related or shareholder services, in addition to fees that may be paid by the Funds for these purposes.

DIVIDENDS AND DISTRIBUTIONS

Each Fund declares dividends daily and pays these dividends monthly. Each Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Funds receive your written notice. To cancel your election, simply send the Funds written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates and will not qualify for the reduced tax rates applicable to qualified dividend income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Long-term capital gains are currently taxed at a maximum rate of 15%. Absent further legislation, the maximum rate of 15% on long-term capital gains will cease to apply to taxable years beginning after December 31, 2008. EACH SALE OR EXCHANGE OF FUND SHARES MAY BE A TAXABLE EVENT. FOR TAX PURPOSES, AN EXCHANGE OF YOUR FUND SHARES FOR SHARES OF ANOTHER STI CLASSIC FUND IS TREATED THE SAME AS A SALE.

Shareholders of the Money Market Funds, however, should be aware that because the Funds each expect to maintain a stable $1.00 net asset value per share, they should not expect to realize any gain or loss on the sale or exchange of Money Market Fund shares.

If you have a tax-advantaged or other retirement account you will generally not be subject to federal taxation on income and capital gain distributions until you begin receiving your distributions from your retirement account. You should consult your tax advisor regarding the rules governing your own retirement plan.

Except for those certain Funds that expect to distribute federally tax-exempt income (described above), the Funds expect to distribute primarily ordinary income dividends taxable at the maximum rate of 35%.

The Classic Institutional Short-Term Bond Fund and the Classic Institutional Super Short Income Plus Fund each expect that a substantial portion of Fund distributions will represent interest earned on U.S. obligations, while the Classic Institutional U.S. Government Securities Super Short Income Plus Fund expects that some portion of each Funds' distribution will be so derived. Many states grant tax-free status to dividends paid from interest earned on direct obligations of the U.S. Government, subject to certain limitations.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand a Fund's financial performance for the period of the Fund's (and its predecessor's) operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information provided below for the periods ended May 31, 2002, 2003 and 2004 has been audited by PricewaterhouseCoopers LLP. The information for prior periods has been audited by predecessor independent accounting firms, one of which has ceased operations. The Reports of Independent Accountants for each such period, along with the Fund's financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2004 Annual Report is available upon request and without charge by calling 1-800-428-6970. The 2004 Annual Report is incorporated by reference into the Statement of Additional Information.

FINANCIAL HIGHLIGHTS
For the Periods Ended May 31,
For a Share Outstanding Throughout the Period

                                               REALIZED
              NET ASSET                         AND                                                DISTRIBUTION
               VALUE,                        UNREALIZED                           DIVIDENDS            FROM               TOTAL
               BEGINNING        NET             GAINS                              FROM NET          REALIZED          DIVIDENDS
               OF            INVESTMENT      (LOSSES)ON        TOTAL FROM        INVESTMENT          CAPITAL              AND
               PERIOD          INCOME         INVESTMENT       OPERATIONS          INCOME             GAINS           DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------------------------
CLASSIC INSTITUTIONAL SHORT-TERM BOUND FUND
-----------------------------------------------------------------------------------------------------------------------------------
Institutional Shares
-----------------------------------------------------------------------------------------------------------------------------------
2004
-----------------------------------------------------------------------------------------------------------------------------------
2003           $10.03          $ 0.24          $ 0.36            $ 0.60            $(0.24)            $(0.15)            $(0.39)
-----------------------------------------------------------------------------------------------------------------------------------
2002(1)         10.00            0.01            0.03              0.04                                   --              (0.01)
-----------------------------------------------------------------------------------------------------------------------------------
CLASSIC INSTITUTIONAL SUPER SHORT INCOME PLUS FUND
-----------------------------------------------------------------------------------------------------------------------------------
Institutional Shares
-----------------------------------------------------------------------------------------------------------------------------------
2004
-----------------------------------------------------------------------------------------------------------------------------------
2003           $ 2.00          $ 0.04          $ 0.02            $ 0.06            $(0.04)               - *             $(0.04)
-----------------------------------------------------------------------------------------------------------------------------------
2002(2)          2.00            0.01              --              0.01             (0.01)                --              (0.01)
-----------------------------------------------------------------------------------------------------------------------------------
CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES SUPER SHORT INCOME PLUS FUND
-----------------------------------------------------------------------------------------------------------------------------------
Institutional Shares
-----------------------------------------------------------------------------------------------------------------------------------
2004
-----------------------------------------------------------------------------------------------------------------------------------
2003           $ 2.00          $ 0.04          $ 0.01            $ 0.05            $(0.04)               - *             $(0.04)
-----------------------------------------------------------------------------------------------------------------------------------
2002(3)          2.00            0.01                                --              0.01                 --              (0.01)
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                            RATIO OF NET
                                                                                                            INVESTMENT
                                                            RATIO OF     RATIO OF NET                       INCOME TO
                                                               NET        INVESTMENT                        AVERAGE NET
                                            NET ASSETS     EXPENSES TO    INCOME TO   RATIO OF EXPENSES TO    ASSETS       PORTFOLIO
            NET ASSET VALUE,   TOTAL          END OF       AVERAGE NET   AVERAGE NET  AVERAGE NET ASSETS     EXCLUDING      TURNOVER
             END OF PERIOD    RETURN+       PERIOD(000)      ASSETS         ASSET      (EXCLUDING WAIVERS)    WAIVERS)       RATE
------------------------------------------------------------------------------------------------------------------------------------
CLASSIC INSTITUTIONAL SHORT-TERM BOUND FUND
------------------------------------------------------------------------------------------------------------------------------------
Institutional Shares
------------------------------------------------------------------------------------------------------------------------------------
2004
------------------------------------------------------------------------------------------------------------------------------------
2003            $10.24          6.08%         $20,777         0.52%         2.32%            1.02%              1.82%         146%
------------------------------------------------------------------------------------------------------------------------------------
2002(1)          10.03          0.41           16,176         0.57          2.60             1.07               2.10           --
------------------------------------------------------------------------------------------------------------------------------------
CLASSIC INSTITUTIONAL SUPER SHORT INCOME PLUS FUND
------------------------------------------------------------------------------------------------------------------------------------
Institutional Shares
------------------------------------------------------------------------------------------------------------------------------------
2004
------------------------------------------------------------------------------------------------------------------------------------
2003            $ 2.02          3.16%        $146,590         0.31%         1.84%            0.86%              1.29%          56%
------------------------------------------------------------------------------------------------------------------------------------
2002(2)           2.00          0.30           33,730         0.36          2.44             0.91               1.89           30
------------------------------------------------------------------------------------------------------------------------------------
CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES SUPER SHORT INCOME PLUS FUND
------------------------------------------------------------------------------------------------------------------------------------
Institutional Shares
------------------------------------------------------------------------------------------------------------------------------------
2004
------------------------------------------------------------------------------------------------------------------------------------
2003            $ 2.01          2.80%         $95,277         0.23%         1.76%            0.76%              1.23%          87%
------------------------------------------------------------------------------------------------------------------------------------
2002(3)           2.00          0.32           28,138         0.30          2.42             0.83               1.89           34
------------------------------------------------------------------------------------------------------------------------------------

+     Returns are for the period indicated and have not been annualized.

*     Amount represents less than $0.01 per share.

(1)   Commenced operations on May 14, 2002. All ratios have been annualized.

(2)   Commenced operations on April 15, 2002. All ratios have been annualized.

(3) Commenced operations on April 11, 2002. All ratios have been annualized. Amounts designated as "__" are either $0 or have been rounded to $0.

FINANCIAL HIGHLIGHTS
For the Periods Ended May 31, (unless otherwise noted)
For a Share Outstanding Throughout the Periods


           NET ASSET VALUE,                                         DIVIDENDS FROM    DISTRIBUTION     TOTAL DIVIDENDS   NET ASSET
            BEGINNING OF      NET INVESTMENT      TOTAL FROM        NET  INVESTMENT   FROM REALIZED         AND          VALUE, END
                PERIOD            INCOME          OPERATIONS          INCOME          CAPITAL GAINS     DISTRIBUTION     OF PERIOD
-----------------------------------------------------------------------------------------------------------------------------------

CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND(A)
-----------------------------------------------------------------------------------------------------------------------------------
Institutional Shares
-----------------------------------------------------------------------------------------------------------------------------------
2004
-----------------------------------------------------------------------------------------------------------------------------------
2003            $ 1.00            $ 0.01            $ 0.01            $(0.01)            $   --            $(0.01)         $ 1.00
-----------------------------------------------------------------------------------------------------------------------------------
2002              1.00              0.03              0.03             (0.03)                --             (0.03)           1.00
-----------------------------------------------------------------------------------------------------------------------------------
2001              1.00              0.06              0.06             (0.06)                --             (0.06)           1.00
-----------------------------------------------------------------------------------------------------------------------------------
2000              1.00              0.05              0.05             (0.05)                --             (0.05)           1.00
-----------------------------------------------------------------------------------------------------------------------------------
CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES MONEY MARKET FUND(B)
-----------------------------------------------------------------------------------------------------------------------------------
Institutional Shares
-----------------------------------------------------------------------------------------------------------------------------------
2004
-----------------------------------------------------------------------------------------------------------------------------------
2003            $ 1.00            $ 0.01            $ 0.01            $(0.01)            $   --            $(0.01)         $ 1.00
-----------------------------------------------------------------------------------------------------------------------------------
2002              1.00              0.03              0.03             (0.03)                --             (0.03)           1.00
-----------------------------------------------------------------------------------------------------------------------------------
2001              1.00              0.06              0.06             (0.06)                --             (0.06)           1.00
-----------------------------------------------------------------------------------------------------------------------------------
2000              1.00              0.05              0.05             (0.05)                --             (0.05)           1.00
-----------------------------------------------------------------------------------------------------------------------------------
CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------
Institutional Shares
-----------------------------------------------------------------------------------------------------------------------------------
2004
-----------------------------------------------------------------------------------------------------------------------------------
2003            $ 1.00            $ 0.01            $ 0.01            $(0.01)            $ - ++            $(0.01)         $ 1.00
-----------------------------------------------------------------------------------------------------------------------------------
2002              1.00              0.02              0.02             (0.02)                --             (0.02)           1.00
-----------------------------------------------------------------------------------------------------------------------------------
2001              1.00              0.06              0.06             (0.06)                --             (0.06)           1.00
-----------------------------------------------------------------------------------------------------------------------------------
2000              1.00              0.05              0.05             (0.05)                --             (0.05)           1.00
-----------------------------------------------------------------------------------------------------------------------------------

                                            RATIO OF NET                                                 RATIO OF NET INVESTMENT
                                             EXPENSES TO    INVESTMENT INCOME    RATIO OF EXPENSES TO     INCOME TO AVERAGE NET
                         NET ASSETS END      AVERAGE NET      TO AVERAGE NET     AVERAGE NET ASSETS         ASSETS (EXCLUDING
         TOTAL RETURN+   OF PERIOD (OOO)       ASSETS             ASSETS         (EXCLUDING WAIVERS)            WAIVERS)
-----------------------------------------------------------------------------------------------------------------------------------
CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND(A)
-----------------------------------------------------------------------------------------------------------------------------------
Institutional Shares
-----------------------------------------------------------------------------------------------------------------------------------
2004
-----------------------------------------------------------------------------------------------------------------------------------
2003         1.46%         $2,985,750          0.25%              1.45%                  0.29%                   1.41%
-----------------------------------------------------------------------------------------------------------------------------------
2002         2.68           3,409,606          0.25               2.61                   0.29                    2.57
-----------------------------------------------------------------------------------------------------------------------------------
2001         6.13           3,229,400          0.25               5.91                   0.30                    5.86
-----------------------------------------------------------------------------------------------------------------------------------
2000         5.56           2,311,685          0.25               5.42                   0.30                    5.37
-----------------------------------------------------------------------------------------------------------------------------------
CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES MONEY MARKET FUND(B)
-----------------------------------------------------------------------------------------------------------------------------------
Institutional Shares
-----------------------------------------------------------------------------------------------------------------------------------
2004
2003         1.40%            $1,040,066          0.26%           1.39%                  0.29%                   1.36%
-----------------------------------------------------------------------------------------------------------------------------------
2002         2.61              1,025,714          0.27            2.49                   0.30                    2.46
-----------------------------------------------------------------------------------------------------------------------------------
2001         5.98                896,189          0.26            5.72                   0.29                    5.69
-----------------------------------------------------------------------------------------------------------------------------------
2000         5.39                650,626          0.25            5.27                   0.29                    5.23
-----------------------------------------------------------------------------------------------------------------------------------
CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------
Institutional Shares
-----------------------------------------------------------------------------------------------------------------------------------
2004
2003         1.30%            $653,340            0.26%           1.23%                  0.29%                   1.20%
-----------------------------------------------------------------------------------------------------------------------------------
2002         2.28              551,599            0.26            2.25                   0.30                    2.21
-----------------------------------------------------------------------------------------------------------------------------------
2001         5.74              580,227            0.27            5.44                   0.30                    5.41
-----------------------------------------------------------------------------------------------------------------------------------
2000         5.25              329,725            0.25            5.17                   0.31                    5.11
-----------------------------------------------------------------------------------------------------------------------------------

+     Returns are for the period indicated and have not been annualized. (The performance in the above table does not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.)

++    Amount represents less than $0.01 per share.

(A) On May 17, 1999, the Arbor Prime Obligations Fund exchanged all of its assets and certain liabilities for shares of the Classic Institutional Cash Management Money Market Fund. The Arbor Prime Obligations Fund is the accounting survivor in this transaction, and as a result, its basis of accounting for assets and liabilities and its operating results for the periods prior to May 17, 1999 have been carried forward in these financial highlights.

(B) On May 24, 1999, the Arbor U.S. Government Securities Money Fund exchanged all of its assets and certain liabilities for shares of the Classic Institutional U.S. Government Securities Money Market Fund. The Arbor U.S. Government Securities Money Fund is the accounting survivor in this transaction, and as a result, its basis of accounting for assets and liabilities and its operating results for the periods prior to May 24, 1999 have been carried forward in these financial highlights.

Amounts designated as "-" are either $0 or have been rounded to $0.

                      HOW TO OBTAIN MORE INFORMATION ABOUT
                              THE STI CLASSIC FUNDS

INVESTMENT ADVISER

Trusco Capital Management, Inc.
50 Hurt Plaza
Suite 1400
Atlanta, Georgia 30303

DISTRIBUTOR

BISYS Fund Services, Limited Partnership
3435 Stelzer Road

Columbus, Ohio 43219

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI includes detailed information about the STI Classic Institutional Bond and Money Market Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list each Fund's holdings and contain information from the Funds' managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE:  Call 1-800-428-6970

BY MAIL:  Write to the Funds
c/o BISYS Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, Ohio 43219

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the STI Classic Funds, from the EDGAR Database on the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov. The STI Classic Funds' Investment Company Act registration number is 811-06557.

                                STI CLASSIC FUNDS
                                  EQUITY FUNDS
                                    T SHARES

                                   PROSPECTUS

                                 OCTOBER 1, 2004

                          AGGRESSIVE GROWTH STOCK FUND
                                  BALANCED FUND
                            CAPITAL APPRECIATION FUND
                           EMERGING GROWTH STOCK FUND
                             GROWTH AND INCOME FUND
                         INFORMATION AND TECHNOLOGY FUND
                            INTERNATIONAL EQUITY FUND
                         INTERNATIONAL EQUITY INDEX FUND
                       LIFE VISION AGGRESSIVE GROWTH FUND
                          LIFE VISION CONSERVATIVE FUND
                       LIFE VISION GROWTH AND INCOME FUND
                        LIFE VISION MODERATE GROWTH FUND
                               MID-CAP EQUITY FUND
                            MID-CAP VALUE EQUITY FUND
                           SMALL CAP GROWTH STOCK FUND
                           SMALL CAP VALUE EQUITY FUND
                       STRATEGIC QUANTITATIVE EQUITY FUND
                         TAX SENSITIVE GROWTH STOCK FUND
                             VALUE INCOME STOCK FUND

                               INVESTMENT ADVISER:
                         TRUSCO CAPITAL MANAGEMENT, INC.
                                 (THE "ADVISER")

                             INVESTMENT SUBADVISER:
                       (AGGRESSIVE GROWTH STOCK FUND AND
                          EMERGING GROWTH STOCK FUND)
                       ZEVENBERGEN CAPITAL INVESTMENTS LLC
                               (THE "SUBADVISER")


  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
           SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
           ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              ABOUT THIS PROSPECTUS

The STI Classic Funds is a mutual fund family that offers shares in separate investment portfolios that have individual investment goals and strategies. This prospectus gives you important information about the T Shares of the Equity Funds (Funds) that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about each Fund, please see:

                                                                                PAGE
AGGRESSIVE GROWTH STOCK FUND...............................................  XXX
BALANCED FUND..............................................................  XXX
CAPITAL APPRECIATION FUND..................................................  XXX
EMERGING GROWTH STOCK FUND.................................................  XXX
GROWTH AND INCOME FUND.....................................................  XXX
INFORMATION AND TECHNOLOGY FUND............................................  XXX
INTERNATIONAL EQUITY FUND..................................................  XXX
INTERNATIONAL EQUITY INDEX FUND............................................  XXX
LIFE VISION AGGRESSIVE GROWTH FUND.........................................  XXX
LIFE VISION CONSERVATIVE FUND..............................................  XXX
LIFE VISION GROWTH AND INCOME FUND.........................................  XXX
LIFE VISION MODERATE GROWTH FUND...........................................  XXX
MID-CAP EQUITY FUND........................................................  XXX
MID-CAP VALUE EQUITY FUND..................................................  XXX
SMALL CAP GROWTH STOCK FUND................................................  XXX
SMALL CAP VALUE EQUITY FUND................................................  XXX
STRATEGIC QUANTITATIVE EQUITY FUND.........................................  XXX
TAX SENSITIVE GROWTH STOCK FUND............................................  XXX
VALUE INCOME STOCK FUND....................................................  XXX
MORE INFORMATION ABOUT RISK................................................  XXX
MORE INFORMATION ABOUT FUND INVESTMENTS....................................  XXX
INVESTMENT ADVISER.........................................................  XXX
INVESTMENT SUBADVISER......................................................  XXX
PORTFOLIO MANAGERS.........................................................  XXX
PURCHASING AND SELLING FUND SHARES.........................................  XXX
DIVIDENDS AND DISTRIBUTIONS................................................  XXX
TAXES......................................................................  XXX
FINANCIAL HIGHLIGHTS.......................................................  XXX
HOW TO OBTAIN MORE INFORMATION ABOUT THE
      STI CLASSIC FUNDS....................................................  Back Cover

[INSERT ICONS HERE]

FUND NAME                            CLASS     INCEPTION* TICKER    CUSIP
--------------------------------------------------------------------------------
Aggressive Growth Stock Fund        T Shares    2/23/04   SCATX   784767188
--------------------------------------------------------------------------------
Balanced Fund                       T Shares    1/3/94    SBATX   784766735
--------------------------------------------------------------------------------
Capital Appreciation Fund           T Shares    7/1/92    STCAX   784766867
--------------------------------------------------------------------------------
Emerging Growth Stock Fund          T Shares    2/23/04   SEGTX   784767238
--------------------------------------------------------------------------------
Growth and Income Fund              T Shares    9/26/92   CRVAX   784766198
--------------------------------------------------------------------------------
Information & Technology Fund       T Shares    9/30/99   STECX   784767840
--------------------------------------------------------------------------------
International Equity Fund           T Shares    1/31/95   STITX   784766388
--------------------------------------------------------------------------------
International Equity Index Fund     T Shares    6/6/94    SIEIX   784766594
--------------------------------------------------------------------------------
Life Vision Aggressive Growth Fund  T Shares   12/31/92   CVMGX   784767881
--------------------------------------------------------------------------------
Life Vision Conservative Fund       T Shares    9/30/03   SCCTX   784767485
--------------------------------------------------------------------------------
Life Vision Growth and Income Fund  T Shares   12/31/92   CLVGX   784767873
--------------------------------------------------------------------------------
Life Vision Moderate Growth Fund    T Shares   12/31/92   CLVBX   784767865
--------------------------------------------------------------------------------
Mid-Cap Equity Fund                 T Shares    2/2/94    SAGTX   784766750
--------------------------------------------------------------------------------
Mid-Cap Value Equity Fund           T Shares   11/30/01   SMVTX   784767725
--------------------------------------------------------------------------------
Small Cap Growth Stock Fund         T Shares    10/8/98   SSCTX   784766263
--------------------------------------------------------------------------------
Small Cap Value Equity Fund         T Shares    8/31/94   SCETX   784766370
--------------------------------------------------------------------------------
Strategic Quantitative Equity Fund  T Shares    8/7/03    SQETX   784767527
--------------------------------------------------------------------------------
Tax Sensitive Growth Stock Fund     T Shares   12/31/95   STTAX   784766230
--------------------------------------------------------------------------------
Value Income Stock Fund             T Shares   10/31/89   STVTX   784766834

* The inception date reflects the beginning of the class's performance history. The performance included under "Performance Information" may include the performance of other classes of the Fund and/or predecessors of the Fund.

RISK/RETURN INFORMATION COMMON TO THE STI CLASSIC FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The Adviser (or the Subadviser) is responsible for investing Fund assets in a way that it believes will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. The Adviser's (or the Subadviser's) judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser (or the Subadviser) does, you could lose money on your investment in a Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

AGGRESSIVE GROWTH STOCK FUND

FUND SUMMARY

INVESTMENT GOAL                 Long-term capital appreciation
--------------------------------------------------------------------------------
INVESTMENT FOCUS                Common stocks of U.S. multi-cap growth companies
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY          High
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY   Attempts to identify securities of companies
                                with favorable prospects for future
                                revenue, earnings, and/or cash flow growth
--------------------------------------------------------------------------------
INVESTOR PROFILE                Investors who want to increase the value of
                                their investment,but do not need income,and who
                                are willing to accept more volatility for the
                                possibility of higher returns

INVESTMENT STRATEGY

The Aggressive Growth Stock Fund invests primarily in common stocks of U.S. companies of all sizes that exhibit strong growth characteristics. Using a "bottom-up" approach, the Subadviser identifies companies with favorable prospects for future revenue, earnings, and/or cash flow growth. Growth "drivers" are identified for each company and become critical to the ongoing evaluation process. Industry growth dynamics, company competitive positioning, pricing flexibility, and diversified product offerings are evaluated, providing the foundation for further fundamental research to determine the weighting of the Fund's investments in various equity market sectors. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that small- and mid- capitalization growth stocks may underperform other segments of the equity market or the equity market as a whole. The small- and mid- capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

PERFORMANCE INFORMATION

The Aggressive Growth Stock Fund commenced operations on February 23, 2004, and therefore does not have performance history for a full calendar year.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                                         T SHARES
---------------------------------------------------------------------------------
Investment Advisory Fees                                                   1.25%
--------------------------------------------------------------------------------
Other Expenses*                                                            X.XX%
--------------------------------------------------------------------------------
Total Annual Operating Expenses**                                          X.XX%

*     Expenses are annualized for the most recent fiscal year.

**    The Fund's net total annual operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser waived a portion of the fees in order to keep total operating expenses at a specified level. This fee waiver remains in place as of the date of this prospectus, but the Adviser may discontinue all or part of this fee waiver at any time. With this fee waiver, the Fund's annualized net total operating expenses were as follows:

Aggressive Growth Stock Fund -- T Shares   X.XX%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR     3 YEARS
------------------
 $XXX        $XXX

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser."

BALANCED FUND

FUND SUMMARY

INVESTMENT GOAL                     Capital appreciation and current income

--------------------------------------------------------------------------------
INVESTMENT FOCUS
  PRIMARY                           U.S. common stocks
  SECONDARY                         Bonds

--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY              Moderate

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY       Attempts to identify companies with a
                                    history of earnings growth and bonds with
                                    minimal risk

--------------------------------------------------------------------------------
INVESTOR PROFILE                    Investors who want income from their
                                    investment, as well as an increase in value

INVESTMENT STRATEGY

The Balanced Fund invests in common and preferred stocks, convertible securities, U.S. government obligations and investment grade corporate bonds. In selecting stocks for the Fund, the Adviser attempts to identify high-quality companies with a history of above average earnings growth. In selecting bonds, the Adviser tries to minimize risk while attempting to outperform selected market indices. Due to its investment strategy, the Fund may buy and sell securities frequently, which may result in higher transaction costs and additional capital gains tax liabilities. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's T Shares from year to year.*

 1995          25.51
----------------------
 1996          12.13%
----------------------
 1997          21.14%
----------------------
 1998          19.55%
----------------------
 1999           4.66%
----------------------
 2000           4.79%
----------------------
 2001           0.23%
----------------------
 2002          -8.53%
----------------------
 2003           X.XX%

   BEST QUARTER                           WORST QUARTER
-------------------------------------------------------
      X.XX%                                   X.XX%
-------------------------------------------------------
    (XX/XX/XX)                             (XX/XX/XX)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/04 to 6/30/04 was X.XX%.

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2003, to those of a Hybrid 60/40 Blend of the S&P 500(R) Index and the Lehman Brothers U.S. Government/Credit Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

T SHARES                                                                            1 YEAR  5 YEARS  SINCE INCEPTION*
---------------------------------------------------------------------------------------------------------------------
FUND RETURNS BEFORE TAXES                                                           X.XX%    X.XX%         X.XX%
---------------------------------------------------------------------------------------------------------------------
FUND RETURNS AFTER TAXES ON DISTRIBUTIONS                                           X.XX%    X.XX%         X.XX%
---------------------------------------------------------------------------------------------------------------------
FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES                   X.XX%    X.XX%         X.XX%
---------------------------------------------------------------------------------------------------------------------
HYBRID 60/40 BLEND OF THE FOLLOWING MARKET BENCHMARKS                               X.XX%    X.XX%         X.XX%
---------------------------------------------------------------------------------------------------------------------
   S&P 500(R) INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)             X.XX%    X.XX%         X.XX%
---------------------------------------------------------------------------------------------------------------------
   LEHMAN BROTHERS U.S. GOVERNMENT/CREDIT INDEX
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                              X.XX%    X.XX%         X.XX%

* Since inception of the T Shares on January 3, 1994. Benchmark returns since December 31, 1993 (benchmark returns available only on a month end basis).

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings. The Lehman Brothers U.S. Government/Credit Index is a widely-recognized composite made up of the Lehman Brothers U.S. Government Index and the Lehman Brothers U.S. Credit Index, which include U.S. government, Treasury and agency securities, as well as high grade corporate bonds.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                         T SHARES
-------------------------------------------------
Investment Advisory Fees                   0.95%
------------------------------------------------
Other Expenses                             X.XX%
------------------------------------------------
Total Annual Operating Expenses*           X.XX%

----------------------
* The Fund's net total annual operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser waived a portion of the fees in order to keep total operating expenses at a specified level. This fee waiver remains in place as of the date of this prospectus, but the Adviser may discontinue all or part of this fee waiver at any time. With this fee waiver, the Fund's net total operating expenses were as follows:

Balanced Fund -- T Shares      X.XX%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

 1 YEAR  3 YEARS   5 YEARS  10 YEARS
------------------------------------
  $XXX     $XXX      $XXX     $XXX

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser."

CAPITAL APPRECIATION FUND

FUND SUMMARY

INVESTMENT GOAL                      Capital appreciation

-------------------------------------------------------------------------------
INVESTMENT FOCUS                     U.S. common stocks

-------------------------------------------------------------------------------
SHARE PRICE VOLATILITY               Moderate

-------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY        Attempts to identify companies with above
                                     average growth potential

-------------------------------------------------------------------------------
INVESTOR PROFILE                     Investors who want the value of their
                                     investment to grow, but do not need to
                                     receive income on their investment

INVESTMENT STRATEGY

The Capital Appreciation Fund invests primarily in U.S. common stocks and other equity securities that the Adviser believes have strong business fundamentals, such as revenue growth, cash flows and earnings trends. In selecting investments for the Fund, the Adviser chooses companies that it believes have above average growth potential. The Adviser uses a "bottom-up" process based on individual company earnings trends and fundamentals to determine the weighting of the Fund's investments in various equity market sectors. The Adviser's strategy focuses primarily on large-cap stocks but will also utilize mid-cap stocks. Due to its investment strategy, the Fund may buy and sell securities frequently, which may result in higher transaction costs and additional capital gains tax liabilities. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's T Shares from year to year.*

 1994        -7.41%
-------------------
 1995        31.15%
-------------------
 1996        20.31%
-------------------
 1997        31.13%
-------------------
 1998        28.06%
-------------------
 1999         9.71%
-------------------
 2000         1.62%
-------------------
 2001        -6.49%
-------------------
 2002       -21.98%
-------------------
 2003         X.XX%

 BEST QUARTER                          WORST QUARTER
----------------------------------------------------
    X.XX%                                X.XX%
----------------------------------------------------
  (XX/XX/XX)                          (XX/XX/XX)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/04 to 6/30/04 was X.XX%.

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2003, to those of the S&P 500(R) Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

T SHARES                                                               1 YEAR   5 YEARS     10 YEARS
----------------------------------------------------------------------------------------------------
FUND RETURNS BEFORE TAXES                                              X.XX%     X.XX%        X.XX%
---------------------------------------------------------------------------------------------------
FUND RETURNS AFTER TAXES ON DISTRIBUTIONS                              X.XX%     X.XX%        X.XX%
---------------------------------------------------------------------------------------------------
FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES      X.XX%     X.XX%        X.XX%
---------------------------------------------------------------------------------------------------
S&P 500(R) INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)   X.XX%     X.XX%        X.XX%

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                       T SHARES
---------------------------------------------------------------
Investment Advisory Fees                                1.15%
---------------------------------------------------------------
Other Expenses                                          X.XX%
                                                        ----
---------------------------------------------------------------
Total Annual Operating Expenses*                        X.XX%

--------------------
* The Fund's net total annual operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser waived a portion of the fees in order to keep total operating expenses at a specified level. This fee waiver remains in place as of the date of this prospectus, but the Adviser may discontinue all or part of this fee waiver at any time. With this fee waiver, the Fund's net total operating expenses were as follows:

Capital Appreciation Fund -- T Shares        X.XX%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR    3 YEARS      5 YEARS    10 YEARS
 $XXX      $XXX         $XXX        $XXX

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser."

EMERGING GROWTH STOCK FUND

FUND SUMMARY

INVESTMENT GOAL                           Long-term capital appreciation

--------------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                          Common stocks of U.S. small- and mid-cap growth companies

--------------------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                    High

--------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY             Attempts to identify securities of small- and mid-capitalization companies with favorable prospects for future revenue, earnings, and/or cash flow growth

--------------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                          Investors who want to increase the value of their
                                          investment, but do not need income, and who are willing to accept more volatility for the possibility of higher returns

INVESTMENT STRATEGY

The Emerging Growth Stock Fund invests primarily in stocks of U.S. companies with market capitalizations below $10 billion that exhibit strong growth characteristics. In selecting investments for the Fund, the Subadviser emphasizes companies that have a market capitalization of $5 billion or less. Using a "bottom-up" approach, the Subadviser identifies companies with favorable prospects for future revenue, earnings, and/or cash flow growth. Growth "drivers" are identified for each company and become critical to the ongoing evaluation process. Industry growth dynamics, company competitive positioning, pricing flexibility, and diversified product offerings are evaluated, providing the foundation for further fundamental research to determine the weighting of the Fund's investments in various equity market sectors. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that small- and mid- capitalization growth stocks may underperform other segments of the equity market or the equity market as a whole. The small- and mid- capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

PERFORMANCE INFORMATION

The Emerging Growth Stock Fund commenced operations on February 23, 2004, and therefore does not have performance history for a full calendar year.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                                     T SHARES
-------------------------------------------------------------------------------
Investment Advisory Fees                                               1.25%
-------------------------------------------------------------------------------
Other Expenses*                                                        X.XX%
                                                                       ----
-------------------------------------------------------------------------------
Total Annual Operating Expenses**                                      X.XX%

*     Expenses are annualized for the most recent fiscal year.

**    The Fund's net total annual operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser waived a portion of the fees in order to keep total operating expenses at a specified level. This fee waiver remains in place as of the date of this prospectus, but the Adviser may discontinue all or part of this fee waiver at any time. With this fee waiver, the Fund's annualized net total operating expenses were as follows:

Emerging Growth Stock Fund -- T Shares            X.XX%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

 1 YEAR                                 3 YEARS
-----------------------------------------------
  $XXX                                    $XXX

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser."

GROWTH AND INCOME FUND

FUND SUMMARY

 INVESTMENT GOALS
   PRIMARY                                                           Long-term capital appreciation
   SECONDARY                                                         Current income

-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                                                     Equity securities

-----------------------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                                               Moderate

-----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                                        Attempts to identify securities of companies with market
                                                                     capitalizations of at least $1.5 billion with attractive
                                                                     valuation and/or above average earnings potential
                                                                     relative either to their sectors or the market as a whole

------------------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                                                     Investors who are looking for capital appreciation
                                                                     potential and some income with less volatility
                                                                     than the equity market as a whole

INVESTMENT STRATEGY

The Growth and Income Fund invests primarily in equity securities, including common stocks of domestic companies and listed American Depositary Receipts
(ADRs) of foreign companies, all with market capitalizations of at least $1.5 billion. However, the average market capitalization can vary throughout a full market cycle and will be flexible to allow the Adviser to capture market opportunities. The Adviser uses a quantitative screening process to identify companies with attractive fundamental profiles. The portfolio management team selects stocks of companies with strong financial quality and above average earnings potential to secure the best relative values in each economic sector. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's T Shares from year to year.*


1994        -0.81%
------------------
1995        29.38%
------------------
1996        19.06%
------------------
1997        27.69%
------------------
1998        18.20%
------------------
1999        14.17%
------------------
2000         1.43%
------------------
2001        -6.60%
------------------
2002       -19.64%
------------------
2003         X.XX%

  BEST QUARTER   WORST QUARTER
------------------------------

     X.XX%         X.XX%
-----------------------------
   (XX/XX/XX)    (XX/XX/XX)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/04 to 6/30/04 was X.XX%.

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2003, to those of the S&P 500(R)/BARRA Value Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

T SHARES                                                                  1 YEAR    5 YEARS    10 YEARS
-------------------------------------------------------------------------------------------------------
FUND RETURNS BEFORE TAXES                                                 X.XX%     X.XX%         X.XX%
-------------------------------------------------------------------------------------------------------
FUND RETURNS AFTER TAXES ON DISTRIBUTIONS                                 X.XX%     X.XX%         X.XX%
-------------------------------------------------------------------------------------------------------
FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES         X.XX%     X.XX%         X.XX%
-------------------------------------------------------------------------------------------------------
S&P 500(R)/BARRA VALUE INDEX (REFLECTS NO DEDUCTION FOR FEES,
EXPENSES OR TAXES)                                                        X.XX%     X.XX%         X.XX%

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500(R)/BARRA Value Index is a widely-recognized index comprised of securities in the S&P 500(R) Index that have lower price-to-book ratios. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                                       T SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                                 0.90%
--------------------------------------------------------------------------------
Other Expenses                                                           X.XX%
                                                                         ----
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                          X.XX%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

 1 YEAR         3 YEARS     5 YEARS     10 YEARS
------------------------------------------------
  $XXX           $XXX         $XXX        $XXX

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser."

INFORMATION AND TECHNOLOGY FUND

FUND SUMMARY

INVESTMENT GOAL                                        Long-term capital growth

----------------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                                       Common stocks of companies benefiting from information and technology

----------------------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                                 Very high

----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                          Attempts to identify companies benefiting from technology and

----------------------------------------------------------------------------------------------------------------------------
                                                       information to achieve above average growth
INVESTOR PROFILE                                       Aggressive investors with long-term investment goals who are willing to accept significant volatility for the possibility of higher returns

INVESTMENT STRATEGY

The Information and Technology Fund invests at least 80% of its net assets in common stocks of U.S. companies that are expected to benefit substantially from information and technology and achieve above average growth. The Fund believes that information-oriented companies and technology-oriented companies offer the potential for significant long-term growth. The Fund's holdings are generally diversified across three market segments. The first segment is comprised of corporations whose core line of business focuses on an emerging information-related or technology-related market. The second segment consists of established technology companies that provide the infrastructure to support the transfer of information. The third segment includes established, non-tech corporations from multiple industries that are harnessing the power of information to drive company growth. In selecting investments for the Fund, the Adviser uses a "bottom-up" analysis that evaluates the competitive advantages and market sustainability of individual companies. The Fund invests primarily in companies with market capitalizations over $1 billion, but may invest a portion of its assets in smaller companies. Due to its investment strategy, the Fund may buy and sell securities frequently, which may result in higher transaction costs and additional capital gains tax liabilities. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Due to the focus of the Fund, many holdings share similar risk factors. Many companies in the portfolio have limited operating histories, function in rapidly changing business environments and trade at valuations that are significantly higher than average. As a result, the Fund's net asset value (NAV) may be more volatile than other, broadly diversified equity funds.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's T Shares from year to year.*

  2000       -16.75%
--------------------
  2001       -26.65%
--------------------
  2002       -49.81%
--------------------
  2003         X.XX%

BEST QUARTER   WORST QUARTER
----------------------------
   X.XX%          X.XX%
----------------------------
 (XX/XX/XX)     (XX/XX/XX)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/04 to 6/30/04 was X.XX%.

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2003, to those of the Goldman Sachs Technology Composite Index and the Lipper Science & Technology Funds Objective.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

T SHARES                                                                                          1 YEAR     SINCE INCEPTION*
-----------------------------------------------------------------------------------------------------------------------------
FUND RETURNS BEFORE TAXES                                                                         X.XX%         X.XX%
-----------------------------------------------------------------------------------------------------------------------------
FUND RETURNS AFTER TAXES ON DISTRIBUTIONS                                                         X.XX%         X.XX%
-----------------------------------------------------------------------------------------------------------------------------
FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES                                 X.XX%         X.XX%
-----------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS TECHNOLOGY COMPOSITE INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)      X.XX%         X.XX%
-----------------------------------------------------------------------------------------------------------------------------
LIPPER SCIENCE & TECHNOLOGY FUNDS OBJECTIVE (REFLECTS NO DEDUCTION FOR TAXES)                     X.XX%         X.XX%

*     Since inception of the T Shares on September 30, 1999.

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Goldman Sachs Technology Composite Index is a modified capitalization-weighted index of selected technology funds. The Lipper Science & Technology Funds Objective is an average of funds that invest 65% of their equity portfolio in science and technology stocks. The number of funds in the Objective varies.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                      T SHARES
----------------------------------------------
Investment Advisory Fees                1.10%
----------------------------------------------
Other Expenses                          X.XX%
                                        ----
----------------------------------------------
Total Annual Operating Expenses         X.XX%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR    3 YEARS   5 YEARS  10 YEARS
-------------------------------------
 $XXX      $XXX      $XXX     $XXX

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser."

INTERNATIONAL EQUITY FUND

FUND SUMMARY

INVESTMENT GOAL                                                   Long-term capital appreciation

---------------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                                                  Foreign common stocks

---------------------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                                            High

---------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                                     Attempts to identify companies with good fundamentals or
                                                                  a history of consistent growth

---------------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE
                                                                  Investors who want an increase in the value of  their
                                                                  investment without regard to income, are willing to
                                                                  accept the increased risks of international investing for
                                                                  the possibility of higher returns, and want exposure to a
                                                                  diversified portfolio of international stocks

INVESTMENT STRATEGY

The International Equity Fund invests at least 80% of its net assets in common stocks and other equity securities of foreign companies. The Fund invests primarily in developed countries, but may invest in countries with emerging markets. The Adviser's "bottom-up" approach to stock selection focuses on individual stocks and fundamental characteristics of companies. The Adviser's goal is to find companies with top management, quality products and sound financial positions, or a history of consistent growth in cash flows, sales, operating profits, returns on equity and returns on invested capital. In selecting investments for the Fund, the Adviser diversifies the Fund's investments among at least three foreign countries. Due to its investment strategy, the Fund may buy and sell securities frequently, which may result in higher transaction costs and additional capital gains tax liabilities. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that foreign common stocks may underperform other segments of the equity market or the equity market as a whole.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The Fund began operating as a registered mutual fund on December 1, 1995. Performance prior to December 1, 1995 is that of the Adviser's similarly managed collective investment fund, which began operations on January 31, 1995. The collective fund's performance has been adjusted to reflect the fees and expenses for T Shares of the Fund. As a collective fund, rather than a registered mutual fund, it was not subject to the same investment and tax restrictions. If it had been, the collective fund's performance would have been lower.

This bar chart shows changes in the performance of the Fund's T Shares from year to year.*

 1996      22.08%
-----------------
 1997      13.35%
-----------------
 1998      11.22%
-----------------
 1999       9.47%
-----------------
 2000      -3.46%
-----------------
 2001     -17.71%
-----------------
 2002     -17.02%
-----------------
 2003       X.XX%

BEST QUARTER                           WORST QUARTER
----------------------------------------------------
    X.XX%                                 X.XX%
----------------------------------------------------
  (XX/XX/XX)                           (XX/XX/XX)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/04 to 6/30/04 was X.XX%.

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2003, to those of the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI(R) EAFE(R)) Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                                                                                         SINCE
                                                                                                     SINCE           INCEPTION OF
                                                                                                 INCEPTION AS A      THE COLLECTIVE
                                                                                                   REGISTERED          INVESTMENT
T  SHARES                                                                 1 YEAR    5 YEARS       MUTUAL FUND*          FUND**
---------------------------------------------------------------------------------------------------------------------------------
  FUND RETURNS BEFORE TAXES                                               X.XX%     X.XX%           X.XX%              X.XX%
---------------------------------------------------------------------------------------------------------------------------------
  FUND RETURNS AFTER TAXES ON DISTRIBUTIONS                               X.XX%     X.XX%           X.XX%               N/A+
---------------------------------------------------------------------------------------------------------------------------------
  FUND RETURNS AFTER TAXES ON DISTRIBUTIONS                               X.XX%     X.XX%           X.XX%
  AND SALE OF FUND SHARES                                                                                               N/A+
---------------------------------------------------------------------------------------------------------------------------------
  MSCI(R) EAFE(R) INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES         X.XX%     X.XX%           X.XX%              X.XX%
  OR TAXES)

* Fund returns since inception of the T Shares on December 1, 1995, when the Fund began operating as a registered mutual fund. Benchmark returns since November 30, 1995 (benchmark returns available only on a month end basis).

**    Since inception of the collective investment fund on January 31, 1995.

+ It is not possible to reflect the impact of taxes on the collective investment fund's performance.

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The MSCI(R) EAFE(R) Index is a widely-recognized, market capitalization index that measures market equity performance based upon indices from 21 foreign and developed countries.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
                                                                 T SHARES
--------------------------------------------------------------------------------
Redemption Fee (as a percentage of net asset value)*              2.00%

* This redemption fee is imposed if you redeem or exchange your shares within sixty days of purchase. See "Market Timers."

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                       T SHARES
--------------------------------------------------------------------------
Investment Advisory Fees                                 1.25%
--------------------------------------------------------------------------
Other Expenses                                           X.XX%
                                                         ----
--------------------------------------------------------------------------
Total Annual Operating Expenses                          X.XX%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR   3 YEARS       5 YEARS     10 YEARS
--------------------------------------------
 $XXX      $XXX         $XXX         $XXX

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser."

INTERNATIONAL EQUITY INDEX FUND

FUND SUMMARY

INVESTMENT GOAL                        Investment results that correspond to the performance of the MSCI(R) EAFE(R)-GDP
                                       Weighted Index

------------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                       Foreign equity securities in the MSCI(R) EAFE(R)-GDP Weighted Index

------------------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                 High

------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY          Statistical analysis to track the MSCI(R) EAFE(R)-GDP Weighted Index

------------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                       Aggressive investors who want exposure to foreign markets and are willing to accept the increased risks of foreign investing for the possibility of higher returns


INVESTMENT STRATEGY

The International Equity Index Fund invests at least 80% of its net assets in equity securities of foreign companies. In selecting investments for the Fund, the Adviser chooses companies included in the MSCI(R) EAFE(R)-GDP Weighted Index, an index of equity securities of companies located in Europe, Australasia and the Far East. While the Fund is structured to have overall investment characteristics similar to those of the Index, it selects a sample of securities within the Index using a statistical process. Therefore, the Fund will not hold all securities included in the Index. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that foreign equity securities may underperform other segments of the equity market or the equity market as a whole.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

In addition to the above mentioned risks, the Adviser may not be able to match the performance of the Fund's benchmark.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's T Shares from year to year.*

  1995          10.73%
----------------------
  1996           6.04%
----------------------
  1997           8.99%
----------------------
  1998          30.02%
----------------------
  1999          30.66%
----------------------
  2000         -17.06%
----------------------
  2001         -23.47%
----------------------
  2002         -16.52%
----------------------
  2003           X.XX%

   BEST QUARTER                           WORST QUARTER
---------------------------------------------------------
    X.XX%                                    X.XX%
---------------------------------------------------------
   (XX/XX/XX)                             (XX/XX/XX)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/04 to 6/30/04 was X.XX%.

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2003, to those of the Morgan Stanley Capital International Europe, Australasia and Far East - Gross Domestic Product (MSCI(R) EAFE(R)-GDP) Weighted Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

T SHARES                                                                          1 YEAR  5 YEARS  SINCE INCEPTION*
-------------------------------------------------------------------------------------------------------------------
FUND RETURNS BEFORE TAXES                                                          X.XX%   X.XX%       X.XX%
-------------------------------------------------------------------------------------------------------------------
FUND RETURNS AFTER TAXES ON DISTRIBUTIONS                                          X.XX%   X.XX%       X.XX%
-------------------------------------------------------------------------------------------------------------------
FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES                  X.XX%   X.XX%       X.XX%
-------------------------------------------------------------------------------------------------------------------
MSCI(R) EAFE(R)-GDP WEIGHTED INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR
TAXES)                                                                             X.XX%   X.XX%       X.XX%

* Since inception of the T Shares on June 6, 1994. Benchmark returns since May 31, 1994 (benchmark returns available only on a month end basis).

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The MSCI(R) EAFE(R)-GDP Weighted Index is a widely-recognized, market capitalization index that measures market equity performance based upon indices from 21 foreign and developed countries. The country weighting of the Index is calculated using the gross domestic product of each of the various countries and then with respect to the market capitalization of the various companies operating in each country.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

   SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
----------------------------------------------------------------------------------------
                                                                                T SHARES
----------------------------------------------------------------------------------------
   Redemption Fee (as a percentage of net asset value)*                          2.00%

* This redemption fee is imposed if you redeem or exchange your shares within sixty days of purchase. See "Market Timers."

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                                               T SHARES
---------------------------------------------------------------------------------------
Investment Advisory Fees                                                        0.90%
---------------------------------------------------------------------------------------
Other Expenses                                                                  X.XX%
                                                                                ----
---------------------------------------------------------------------------------------
Total Annual Operating Expenses*                                                X.XX%

---------------
* The Fund's net total annual operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser waived a portion of the fees in order to keep total operating expenses at a specified level. This fee waiver remains in place as of the date of this prospectus, but the Adviser may discontinue all or part of this fee waiver at any time. With this fee waiver, the Fund's net total operating expenses were as follows:

International Equity Index Fund -- T Shares        X.XX%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

 1 YEAR     3 YEARS  5 YEARS  10 YEARS
--------------------------------------
 $XXX        $XXX     $XXX     $XXX

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser."

LIFE VISION AGGRESSIVE GROWTH FUND

FUND SUMMARY

INVESTMENT GOAL                                                      High capital appreciation

---------------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                                                     Equity and money market funds

---------------------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                                               High

---------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                                        Investing at least 80% of the Fund's total net assets
                                                                     in STI Classic Equity Funds

---------------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                                                     Investors who want the value of their investment
                                                                     to grow, but do not need to receive income on their
                                                                     investment, and are willing to be subject
                                                                     to the risks of equity securities

INVESTMENT STRATEGY

The Life Vision Aggressive Growth Fund invests at least 80% of its total net assets in STI Classic Funds that invest primarily in equity securities. The Fund's remaining assets may be invested in STI Classic Money Market Funds, securities issued by the U.S. Government, its agencies or instrumentalities, repurchase agreements and short-term paper. In selecting a diversified portfolio of underlying STI Classic Funds, the Adviser analyzes many factors, including the underlying STI Classic Funds' investment objectives, total return, volatility and expenses.

The Fund currently plans to invest in shares of the following underlying STI Classic Funds within the percentage ranges indicated:

                                                                           INVESTMENT RANGE
                                                             (PERCENTAGE OF THE LIFE VISION AGGRESSIVE GROWTH
ASSET CLASS                                                                FUND'S ASSETS)
-------------------------------------------------------------------------------------------------------------
Equity Funds                                                                 80-100%
     Aggressive Growth Stock Fund
     Capital Appreciation Fund
     Emerging Growth Stock Fund
     Growth and Income Fund
     International Equity Fund
     International Equity Index Fund
     Mid-Cap Equity Fund
     Small Cap Growth Stock Fund
     Small Cap Value Equity Fund
     Strategic Quantitative Equity Fund
     Value Income Stock Fund
-------------------------------------------------------------------------------------------------------------
Money Market Funds                                                             0-20%
     Prime Quality Money Market Fund

Other STI Classic Funds may be utilized.

Due to its investment strategy, this Life Vision Fund holds STI Classic Funds that buy and sell securities frequently, which may result in higher transaction costs and additional capital gains taxes for taxable investors. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

The value of an investment in this Life Vision Fund is based primarily on the performance of the underlying STI Classic Funds and the allocation of this Life Vision Fund's assets among them. Since it purchases equity funds, this Life Vision Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the STI Classic Funds' securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in this Life Vision Fund.

This Life Vision Fund is also subject to the risk that the Adviser's asset allocation decisions will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return. The risks associated with investing in this Life Vision Fund will vary depending upon how the assets are allocated among the underlying STI Classic Funds.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

                                 Pafe 33 of 99

PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in this Life Vision Fund. Of course, this Life Vision Fund's past performance does not necessarily indicate how this Life Vision Fund will perform in the future. The Life Vision Fund began operating as a registered mutual fund on June 30, 1997. Performance prior to June 30, 1997 is that of the Adviser's similarly managed asset allocation program, which began operations on December 31, 1992. The asset allocation program's performance has been adjusted to reflect the fees and expenses for T Shares of the Fund. As an asset allocation program, rather than a registered mutual fund, it was not subject to the same investment and tax restrictions. If it had been, the asset allocation program's performance would have been lower.

This bar chart shows changes in the performance of this Life Vision Fund's T Shares from year to year.*

1994                        -4.30%
----------------------------------
1995                        25.12%
----------------------------------
1996                        16.62%
----------------------------------
1997                        22.53%
----------------------------------
1998                        12.31%
----------------------------------
1999                        10.31%
----------------------------------
2000                         6.30%
----------------------------------
2001                        -6.52%
----------------------------------
2002                       -18.11%
----------------------------------
2003                         X.XX%

 BEST QUARTER                           WORST QUARTER
-----------------------------------------------------
    X.XX%                                X.XX%
-----------------------------------------------------
  (XX/XX/XX)                           (XX/XX/XX)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/04 to 6/30/04 was X.XX%.

AVERAGE ANNUAL TOTAL RETURNS

This table compares the average annual total returns of this Life Vision Fund for the periods ended December 31, 2003, to those of a Hybrid 90/10 Blend of the S&P 500(R) Index and the Citigroup 3-Month Treasury Bill Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                                                                     SINCE
                                                                                                 INCEPTION OF
                                                                                                THE REGISTERED
T SHARES                                                                    1 YEAR    5 YEARS    MUTUAL FUND*  10 YEARS**
---------------------------------------------------------------------------------------------------------------------------
FUND RETURNS BEFORE TAXES                                                    X.XX%     X.XX%       X.XX%       X.XX%
---------------------------------------------------------------------------------------------------------------------------
FUND RETURNS AFTER TAXES ON DISTRIBUTIONS                                    X.XX%     X.XX%       X.XX%        N/A+
---------------------------------------------------------------------------------------------------------------------------
FUND RETURNS AFTER TAXES ON DISTRIBUTIONS                                    X.XX%     X.XX%       X.XX%
AND SALE OF FUND SHARES                                                                                         N/A+
---------------------------------------------------------------------------------------------------------------------------
HYBRID 90/10 BLEND OF THE FOLLOWING MARKET BENCHMARKS++                      X.XX%     X.XX%       X.XX%       X.XX%
---------------------------------------------------------------------------------------------------------------------------
   S&P 500(R) INDEX                                                          X.XX%     X.XX%       X.XX%       X.XX%
---------------------------------------------------------------------------------------------------------------------------
   CITIGROUP 3-MONTH TREASURY BILL INDEX                                     X.XX%     X.XX%       X.XX%       X.XX%

* Since inception of the T Shares on June 30, 1997, when the Fund began operating as a registered mutual fund.

**    Includes performance of the Adviser's asset allocation program.

+ It is not possible to reflect the impact of taxes on the Adviser's asset allocation program's performance.

++    Benchmarks reflect no deductions for fees, expenses or taxes.

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings. The Citigroup 3-Month Treasury Bill Index is a widely-recognized index of the 3 month U.S. Treasury bills.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold T Shares of this Life Vision Fund. The table does not reflect any of the operating costs and investment advisory fees of the underlying STI Classic Funds. This Life Vision Fund and its shareholders will indirectly bear a pro rata share of the expenses of the underlying STI Classic Funds.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                               T SHARES
--------------------------------------------------------
Investment Advisory Fees                         0.25%
--------------------------------------------------------
Other Expenses                                   X.XX%
                                                 ----
--------------------------------------------------------
Total Annual Operating Expenses*                 X.XX%

---------------------
* The Fund's net total annual operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser waived a portion of the fees in order to keep total operating expenses at a specified level. This fee waiver remains in place as of the date of this prospectus, but the Adviser may discontinue all or part of this fee waiver at any time. With this fee waiver, the Fund's net total operating expenses were as follows:

Life Vision Aggressive Growth Fund -- T Shares     X.XX%

The expenses set forth above are in addition to the costs of the underlying STI Classic Funds borne by the Fund. Based on actual expenses of the underlying STI Classic Funds as of May 31, 2004, the costs borne by the Fund on investments in underlying STI Classic Funds were X.XX%. Therefore, total annualized expenses would be X.XX% before waivers and X.XX% after waivers.

EXAMPLE

This Example is intended to help you compare the cost of investing in this Life Vision Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in this Life Vision Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, this Life Vision Fund's operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

  1 YEAR      3 YEARS    5 YEARS   10 YEARS
-------------------------------------------
   $XXX         $XXX      $XXX      $XXX

These costs are all inclusive representing both direct Fund expenses and additional expenses associated with investments in underlying STI Classic Funds (X.XX%):

 1 YEAR     3 YEARS    5 YEARS    10 YEARS
------------------------------------------
  $XXX        $XXX      $XXX       $XXX

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Life Vision Fund expenses in the table above are shown as a percentage of the Life Vision Fund's net assets. These expenses are deducted from Life Vision Fund assets. For more information about these fees, see "Investment Adviser."

LIFE VISION CONSERVATIVE FUND

FUND SUMMARY

INVESTMENT GOAL                                                    Capital appreciation and current income

---------------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS
  PRIMARY                                                          Bond funds
  SECONDARY                                                        Equity funds

---------------------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                                             Low

---------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                                      Investing pursuant to an asset allocation strategy in a
                                                                   combination of STI Classic Bond Funds, and to a lesser
                                                                   extent, STI Classic Equity Funds

---------------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                                                   Investors who want income from their investment,
                                                                   as well as an increase in its value,but want to
                                                                   reduce risk by limiting exposure to equity securities

INVESTMENT STRATEGY

The Life Vision Conservative Fund invests in STI Classic Funds that invest primarily in fixed income securities, but may invest up to 35% of the Fund's total assets in STI Classic Funds that invest primarily in equity securities. The Fund's remaining assets may be invested in STI Classic Money Market Funds, securities issued by the U.S. Government, its agencies or instrumentalities, repurchase agreements and short-term paper. In selecting a diversified portfolio of underlying STI Classic Funds, the Adviser analyzes many factors, including the underlying STI Classic Funds' investment objectives, total return, volatility and expenses.

The Fund currently plans to invest in shares of the following underlying STI Classic Funds within the percentage ranges indicated:

                                                                           INVESTMENT RANGE (PERCENTAGE
                                                                           OF THE LIFE VISION CONSERVATIVE
ASSET CLASS                                                                     FUND'S ASSETS)
-------------------------------------------------------------------------------------------------------------
Bond Funds                                                                         65-100%
  Classic Institutional High Quality Bond Fund
  High Income Fund
  Investment Grade Bond Fund
  Limited-Term Federal Mortgage Securities Fund
  Short-Term U.S. Treasury Securities Fund
  U.S Government Securities Fund
-------------------------------------------------------------------------------------------------------------
Equity Funds                                                                        0-35%
  Aggressive Growth Stock Fund
  Capital Appreciation Fund
  Emerging Growth Stock Fund
  Growth and Income Fund
  International Equity Fund
  International Equity Index Fund
  Mid-Cap Equity Fund
  Small Cap Growth Stock Fund
  Small Cap Value Equity Fund
  Strategic Quantitative Equity Fund
  Value Income Stock Fund
-------------------------------------------------------------------------------------------------------------
Money Market Funds                                                                  0-20%
  Prime Quality Money Market Fund

Other STI Classic Funds may be utilized.

Due to its investment strategy, the Fund holds STI Classic Funds that buy and sell securities frequently, which may result in higher transaction costs and additional capital gains tax liabilities for taxable investors. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

The value of an investment in this Life Vision Fund is based primarily on the performance of the underlying STI Classic Funds and the allocation of this Life Vision Fund's assets among them. The prices of an underlying STI Classic Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, an underlying STI Classic Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Since it purchases equity funds, this Life Vision Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of an underlying STI Classic Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in this Life Vision Fund.

This Life Vision Fund is also subject to the risk that the Adviser's asset allocation decisions will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

PERFORMANCE INFORMATION

The Life Vision Conservative Fund commenced operations on March 11, 2003, and therefore does not have performance history for a full calendar year.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold T Shares of this Life Vision Fund. The table does not reflect any of the operating costs and investment advisory fees of the underlying STI Classic Funds. The Fund and its shareholders will indirectly bear a pro rata share of the expenses of the underlying STI Classic Funds.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                                                T SHARES
----------------------------------------------------------------------------------------
Investmen Advisory Fees                                                          0.25%
----------------------------------------------------------------------------------------
Other Expnses                                                                    X.XX%
                                                                                 ----
--------------------------------------------------------------------------------------
Total Annal Operating Expenses*                                                  X.XX%

----------------------
* The Fund's net total operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser waived a portion of the fees in order to keep total operating expenses at a specified level. This fee waiver remains in place as of the date of this prospectus, but the Adviser may discontinue all or part of this fee waiver at any time. With this fee waiver, the Fund's net total as follows:

Life Vision Conservative Fund -- T Shares   X.XX%

The expenses set forth above are in addition to the costs of the underlying STI Classic Funds borne by the Fund. Based on actual expenses of the underlying STI Classic Funds as of May 31, 2004, the costs borne by the Fund on investments in underlying STI Classic Funds were X.XX%. Therefore, total expenses would be X.XX% before waivers and X.XX% after waivers.

EXAMPLE

This Example is intended to help you compare the cost of investing in this Life Vision Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in this Life Vision Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, the Life Vision Fund's operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR         3 YEARS
----------------------
 $XXX           $XXX

These costs are all inclusive representing both direct Fund expenses before waivers and additional expenses associated with investments in underlying STI Classic Funds (X.XX%):

 1 YEAR     3 YEARS
-------------------
  $XXX       $XXX

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Life Vision Fund's estimated expenses in the table above are shown as a percentage of the Life Vision Fund's net assets. These expenses are deducted from Life Vision Fund assets. For more information about these fees, see "Investment Adviser."

LIFE VISION GROWTH AND INCOME FUND

FUND SUMMARY

INVESTMENT GOAL                  Long-term capital appreciation

-----------------------------------------------------------------------------------
INVESTMENT FOCUS                 Equity and bond funds

-----------------------------------------------------------------------------------
SHARE PRICE VOLATILITY           Moderate

-----------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY    Investing pursuant to an asset allocation strategy
                                 in a combination of STI Classic Equity Funds
                                 and, to a lesser extent,STI Classic Bond Funds

-----------------------------------------------------------------------------------
INVESTOR PROFILE                 Investors who want their assets to
                                 grow,but want to moderate the risks of
                                 equity securities through investment of a
                                 portion of their assets in bonds

INVESTMENT STRATEGY

The Life Vision Growth and Income Fund invests at least 70% to 80% of its total net assets in STI Classic Funds that invest primarily in either equity securities or fixed income securities. The Fund's remaining assets may be invested in shares of underlying STI Classic Money Market Funds, securities issued by the U.S. Government, its agencies or instrumentalities, repurchase agreements and short-term paper. In selecting a diversified portfolio of underlying STI Classic Funds, the Adviser analyzes many factors, including the underlying STI Classic Funds' investment objectives, total returns, volatility and expenses.

The Fund currently plans to invest in shares of the following underlying STI Classic Funds within the percentage ranges indicated:

                                                         INVESTMENT RANGE
                                                      (PERCENTAGE OF THE LIFE
                                                      VISION GROWTH AND INCOME
ASSET CLASS                                               FUND'S ASSETS)
--------------------------------------------------------------------------------
 Equity Funds                                                 50-80%
  Aggressive Growth Stock Fund
  Capital Appreciation Fund
  Emerging Growth Stock Fund
  Growth and Income Fund
  International Equity Fund
  International Equity Index Fund
  Mid-Cap Equity Fund
  Small Cap Growth Stock Fund
  Small Cap Value Equity Fund
  Strategic Quantitative Equity Fund
  Value Income Stock Fund
--------------------------------------------------------------------------------
 Bond Funds                                                   20-50%
  Classic Institutional High Quality Bond Fund
  High Income Fund
  Investment Grade Bond Fund
  Limited-Term Federal Mortgage Securities Fund
  Short-Term U.S. Treasury Securities Fund
  U.S. Government Securities Fund
--------------------------------------------------------------------------------
 Money Market Funds                                           0-20%
  Prime Quality Money Market Fund

Other STI Classic Funds may be utilized.

Due to its investment strategy, this Life Vision Fund holds STI Classic Funds that buy and sell securities frequently, which may result in higher transaction costs and additional capital gains tax liabilities for taxable investors. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

The value of an investment in this Life Vision Fund is based primarily on the performance of the underlying STI Classic Funds and the allocation of this Life Vision Fund's assets among them. Since it purchases equity funds, this Life Vision Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of an underlying STI Classic Funds' securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in this Life Vision Fund.

The prices of an underlying STI Classic Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, an underlying STI Classic Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

This Life Vision Fund is also subject to the risk that the Adviser's asset allocation decisions will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return. The risks associated with investing in this Life Vision Fund will vary depending upon how the assets are allocated among the underlying STI Classic Funds.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in this Life Vision Fund. Of course, this Life Vision Fund's past performance does not necessarily indicate how this Life Vision Fund will perform in the future. The Life Vision Fund began operating as a registered mutual fund on June 30, 1997. Performance prior to June 30, 1997 is that of the Adviser's similarly managed asset allocation program, which began operations on December 31, 1992. The asset allocation program's performance has been adjusted to reflect the fees and expenses for T Shares of the Fund. As an asset allocation program, rather than a registered mutual fund, it was not subject to the same investment and tax restrictions. If it had been, the asset allocation program's performance would have been lower.

This bar chart shows changes in the performance of this Life Vision Fund's T Shares from year to year.*

1994     -3.52%
---------------
1995     22.68%
---------------
1996     12.16%
---------------
1997     18.08%
---------------
1998     11.16%
---------------
1999      7.95%
---------------
2000      7.08%
---------------
2001     -2.55%
---------------
2002    -11.99%
---------------
2003      X.XX%

 BEST QUARTER                           WORST QUARTER
-----------------------------------------------------
    X.XX%                                 X.XX%
-----------------------------------------------------
  (XX/XX/XX)                            (XX/XX/XX)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/04 to 6/30/04 was X.XX%.

AVERAGE ANNUAL TOTAL RETURNS

This table compares the average annual total returns of this Life Vision Fund for the periods ended December 31, 2003, to those of a Hybrid 65/25/10 Blend of the S&P 500(R) Index, Lehman Brothers U.S. Aggregate Bond Index and the Citigroup 3-Month Treasury Bill Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                                                                    SINCE INCEPTION
                                                                                                    OF THE REGISTERED
T SHARES                                                                  1 YEAR          5 YEARS    MUTUAL FUND*      10 YEARS**
-----------------------------------------------------------------------------------------------------------------------------------
FUND RETURNS BEFORE TAXES                                                 X.XX%            X.XX%       X.XX%            X.XX%
-----------------------------------------------------------------------------------------------------------------------------------
FUND RETURNS AFTER TAXES ON DISTRIBUTIONS                                 X.XX%            X.XX%       X.XX%             N/A+
-----------------------------------------------------------------------------------------------------------------------------------
FUND RETURNS AFTER TAXES ON DISTRIBUTIONS                                 X.XX%            X.XX%       X.XX%
AND SALE OF FUND SHARES                                                                                                  N/A+
-----------------------------------------------------------------------------------------------------------------------------------
HYBRID 65/25/10 BLEND OF THE FOLLOWING                                    X.XX%            X.XX%       X.XX%            X.XX%
MARKET BENCHMARKS++
-----------------------------------------------------------------------------------------------------------------------------------
   S&P 500(R) INDEX                                                       X.XX%            X.XX%       X.XX%            X.XX%
-----------------------------------------------------------------------------------------------------------------------------------
   LEHMAN BROTHERS U.S. AGGREGATE BOND
   INDEX                                                                  X.XX%            X.XX%       X.XX%            X.XX%
-----------------------------------------------------------------------------------------------------------------------------------
   CITGROUP 3-MONTH TREASURY BILL INDEX                                   X.XX%            X.XX%       X.XX%            X.XX%

* Since inception of the T Shares on June 30, 1997, when the Fund began operating as a registered mutual fund.

**    Includes performance of the Adviser's asset allocation program.

+ It is not possible to reflect the impact of taxes on the Adviser's asset allocation program's performance.

++    Benchmarks reflect no deductions for fees, expenses or taxes.

WHAT  IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings. The Lehman Brothers U.S. Aggregate Bond Index is a widely-recognized index of securities that are SEC-registered, taxable, and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Citigroup 3-Month Treasury Bill Index is a widely-recognized index of the 3 month U.S. Treasury bills.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold T Shares of this Life Vision Fund. The table does not reflect any of the operating costs and investment advisory fees of the underlying STI Classic Funds. This Life Vision Fund and its shareholders will indirectly bear a pro rata share of the expenses of the underlying STI Classic Funds.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                        T SHARES
-----------------------------------------------------------------
   Investment Advisory Fees                              0.25%
-----------------------------------------------------------------
   Other Expenses                                        X.XX%
                                                         ----
-----------------------------------------------------------------
   Total Annual Operating Expenses*                      X.XX%

-------------------
* The Fund's net total annual operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser waived a portion of the fees in order to keep total operating expenses at a specified level. This fee waiver remains in place as of the date of this prospectus, but the Adviser may discontinue all or part of this fee waiver at any time. With this fee waiver, the Fund's net total operating expenses were as follows:

Life Vision Growth and Income Fund -- T Shares             X.XX%

The expenses set forth above are in addition to the costs of the underlying STI Classic Funds borne by the Fund. Based on actual expenses of the underlying STI Classic Funds as of May 31, 2004, the costs borne by the Fund on investments in underlying STI Classic Funds were X.XX%. Therefore, total expenses would be X.XX% before waivers and X.XX% after waivers.

EXAMPLE

This Example is intended to help you compare the cost of investing in this Life Vision Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in this Life Vision Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, the Life Vision Fund's operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

 1 YEAR    3 YEARS  5 YEARS      10 YEARS
-----------------------------------------
  $XXX      $XXX      $XXX         $XXX

These costs are all inclusive representing both direct Fund expenses after waivers and additional expenses associated with investments in underlying STI Classic Funds (X.XX%):

1 YEAR    3 YEARS  5 YEARS     10 YEARS
----------------------------------------
 $XXX      $XXX      $XXX        $XXX

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Life Vision Fund expenses in the table above are shown as a percentage of the Life Vision Fund's net assets. These expenses are deducted from Life Vision Fund assets. For more information about these fees, see "Investment Adviser."

LIFE VISION MODERATE GROWTH FUND

FUND SUMMARY

INVESTMENT GOAL                  Capital appreciation and current income

-------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                 Equity and bond funds

-------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY           Low

-------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY    Investing pursuant to an asset allocation strategy in a combination of STI
                                 Classic Equity and Bond Funds

-------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                 Investors who want income from their investment,as well as an increase in its value, and are willing to be subject to
                                 the risks of equity securities

INVESTMENT STRATEGY

The Life Vision Moderate Growth Fund principally invests in STI Classic Funds that invest primarily in equity securities and fixed income securities. The Fund's remaining assets may be invested in shares of underlying STI Classic Money Market Funds, securities issued by the U.S. Government, its agencies or instrumentalities, repurchase agreements and short-term paper. In selecting a diversified portfolio of underlying STI Classic Funds, the Adviser analyzes many factors, including the underlying STI Classic Funds' investment objectives, total returns, volatility and expenses.

The Fund currently plans to invest in shares of the following underlying STI Classic Funds within the percentage ranges indicated:

                                                                      INVESTMENT RANGE (PERCENTAGE OF
                                                                      THE LIFE VISION MODERATE GROWTH
ASSET CLASS                                                                  FUND'S ASSETS)
------------------------------------------------------------------------------------------------------
 Equity Funds                                                                   35-65%
  Aggressive Growth Stock Fund
  Capital Appreciation Fund
  Emerging Growth Stock Fund
  Growth and Income Fund
  International Equity Fund
  International Equity Index Fund
  Mid-Cap Equity Fund
  Small Cap Growth Stock Fund
  Small Cap Value Equity Fund
  Strategic Quantitative Equity Fund
  Value Income Stock Fund
-------------------------------------------------------------------------------------------------------
 Bond Funds                                                                     35-65%
  Classic Institutional High Quality Bond Fund
  High Income Fund
  Investment Grade Bond Fund
  Limited-Term Federal Mortgage Securities Fund
  Short-Term U.S. Treasury Securities Fund
  U.S. Government Securities Fund
-------------------------------------------------------------------------------------------------------
 Money Market Funds                                                             0-20%
  Prime Quality Money Market Fund

Other STI Classic Funds may be utilized.

Due to its investment strategy, this Life Vision Fund holds STI Classic Funds that buy and sell securities frequently, which may result in higher transaction costs and additional capital gains taxes for taxable investors. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

The value of an investment in this Life Vision Fund is based primarily on the performance of the underlying STI Classic Funds and the allocation of this Life Vision Fund's assets among them. Since it purchases equity funds, this Life Vision Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of an underlying STI Classic Funds' securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in this Life Vision Fund.

The prices of an underlying STI Classic Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, an underlying STI Classic Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

This Life Vision Fund is also subject to the risk that the Adviser's asset allocation decisions will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return. The risks associated with investing in this Life Vision Fund will vary depending upon how the assets are allocated among the underlying STI Classic Funds.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in this Life Vision Fund. Of course, this Life Vision Fund's past performance does not necessarily indicate how this Life Vision Fund will perform in the future. The Life Vision Fund began operating as a registered mutual fund on June 30, 1997. Performance prior to June 30, 1997 is that of the Adviser's similarly managed asset allocation program, which began operations on December 31, 1992. The asset allocation program's performance has been adjusted to reflect the fees and expenses for T Shares of the Fund. As an asset allocation program, rather than a registered mutual fund, it was not subject to the same investment and tax restrictions. If it had been, the asset allocation program's performance would have been lower.

This bar chart shows changes in the performance of this Life Vision Fund's T Shares from year to year.*

1994           -2.97%
---------------------
1995           20.52%
---------------------
1996           10.51%
---------------------
1997           16.41%
---------------------
1998           11.15%
---------------------
1999            6.19%
---------------------
2000            5.46%
---------------------
2001           -1.10%
---------------------
2002           -8.28%
---------------------
2003            X.XX%

BEST QUARTER                         WORST QUARTER
--------------------------------------------------
   X.XX%                                X.XX%
--------------------------------------------------
(XX/XX/XX)                           (XX/XX/XX)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/04 to 6/30/04 was X.XX%.

AVERAGE ANNUAL TOTAL RETURNS

This table compares the average annual total returns of this Life Vision Fund for the periods ended December 31, 2003, to those of a Hybrid 50/40/10 Blend of the S&P 500(R) Index, Lehman Brothers U.S. Aggregate Bond Index and the Citigroup 3-Month Treasury Bill Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                                                           SINCE INCEPTION
                                                                                           OF THEREGISTERED
T SHARES                                                              1 YEAR     5 YEARS     MUTUAL FUND*   10 YEARS**
----------------------------------------------------------------------------------------------------------------------
FUND RETURNS BEFORE TAXES                                              X.XX%      X.XX%         X.XX%         X.XX%
----------------------------------------------------------------------------------------------------------------------
FUND RETURNS AFTER TAXES ON DISTRIBUTIONS                              X.XX%      X.XX%         X.XX%          N/A+
----------------------------------------------------------------------------------------------------------------------
FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND
SALE OF FUND SHARES                                                    X.XX%      X.XX%         X.XX%          N/A+
----------------------------------------------------------------------------------------------------------------------
HYBRID 50/40/10 BLEND OF THE FOLLOWING MARKET
BENCHMARKS++                                                           X.XX%      X.XX%         X.XX%         X.XX%
----------------------------------------------------------------------------------------------------------------------
  S&P 500(R) INDEX                                                     X.XX%      X.XX%         X.XX%         X.XX%
----------------------------------------------------------------------------------------------------------------------
  LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX                            X.XX%      X.XX%         X.XX%         X.XX%
----------------------------------------------------------------------------------------------------------------------
  CITIGROUP 3-MONTH TREASURY BILL INDEX                                X.XX%      X.XX%         X.XX%         X.XX%

* Since inception of the T Shares on June 30, 1997, when the Fund began operating as a registered mutual fund.

**    Includes performance of the Adviser's asset allocation program.

+ It is not possible to reflect the impact of taxes on the Adviser's asset allocation program's performance.

++    Benchmarks reflect no deductions for fees, expenses or taxes.

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings. The Lehman Brothers U.S. Aggregate Bond Index is a widely-recognized index of securities that are SEC-registered, taxable, and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Citigroup 3-Month Treasury Bill Index is a widely-recognized index of the 3 month U.S. Treasury bills.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold T Shares of this Life Vision Fund. The table does not reflect any of the operating costs and investment advisory fees of the underlying STI Classic Funds. This Life Vision Fund and its shareholders will indirectly bear a pro rata share of the expenses of the underlying STI Classic Funds.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                                    T SHARES
-------------------------------------------------------------------------------
Investment Advisory Fees                                             0.25%
-------------------------------------------------------------------------------
Other Expenses                                                       X.XX%
                                                                     -----
-------------------------------------------------------------------------------
Total Annual Operating Expenses*                                     X.XX%
-------------------------------------------------------------------------------

----------

* The Fund's net total annual operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser waived a portion of the fees in order to keep total operating expenses at a specified level. This fee waiver remains in place as of the date of this prospectus, but the Adviser may discontinue all or part of this fee waiver at any time. With this fee waiver, the Fund's net total operating expenses were as follows:

Life Vision Aggressive Growth Fund -- T Shares                X.XX%

The expenses set forth above are in addition to the costs of the underlying STI Classic Funds borne by the Fund. Based on actual expenses of the underlying STI Classic Funds as of May 31, 2004, the costs borne by the Fund on investments in underlying STI Classic Funds were X.XX%. Therefore, total expenses would be X.XX% before waivers and X.XX% after waivers.

EXAMPLE

This Example is intended to help you compare the cost of investing in this Life Vision Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in this Life Vision Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, this Life Vision Fund's operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR                  3 YEARS                     5 YEARS                     10 YEARS
---------------------------------------------------------------------------------------------
$XXX                      $XXX                        $XXX                        $XXX
---------------------------------------------------------------------------------------------

These costs are all inclusive representing both direct Fund expenses and additional expenses associated with investments in underlying STI Classic Funds (X.XX%):

1 YEAR                   3 YEARS                     5 YEARS                    10 YEARS
--------------------------------------------------------------------------------------------
$XXX                      $XXX                        $XXX                        $XXX
--------------------------------------------------------------------------------------------

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Life Vision Fund expenses in the table above are shown as a percentage of the Life Vision Fund's net assets. These expenses are deducted from Life Vision Fund assets. For more information about these fees, see "Investment Adviser."

MID-CAP EQUITY FUND

FUND SUMMARY

INVESTMENT GOAL                                     Capital appreciation
--------------------------------------------------------------------------------
INVESTMENT FOCUS                             U.S. mid-cap common stocks
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                       Moderate to high
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify companies
                                             with above average growth potential
                                             at an attractive price
--------------------------------------------------------------------------------
INVESTOR PROFILE                             Investors who want the value of
                                             their investment to grow and who
                                             are willing to accept more
                                             volatility for the possibility of
                                             higher returns
--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Mid-Cap Equity Fund invests at least 80% of its net assets in a diversified portfolio of common stocks and other equity securities of U.S. companies that have small- to mid-sized capitalizations (i.e., companies with market capitalizations of $500 million to $10 billion or companies in the Russell Midcap(R) Index). In selecting investments for the Fund, the Adviser chooses companies that, in its opinion, offer above average stock price appreciation relative to other companies in the same economic sector. The Adviser utilizes proprietary, sector based models to rank stocks in each sector of the small- and mid-cap markets. These models utilize fundamental stock characteristics such as growth rates and cash flows. The Adviser utilizes fundamental research in the creation, maintenance, and enhancement of the sector based models to reflect change in the underlying small- and mid-cap markets.

Risk management is utilized extensively and a critical component of the overall investment process. The strategy is diversified with 100 to 140 stocks in the portfolio. Each stock is generally limited to no more than two percent of the portfolio. The portfolio is managed to reduce tracking error and overall volatility to the benchmark.

In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that small- and mid-cap common stocks may underperform other segments of the equity market or the equity market as a whole. The small- and mid-cap sized capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's T Shares from year to year.*

1995                31.22%
--------------------------------
1996                15.42%
--------------------------------
1997                21.23%
--------------------------------
1998                 6.48%
--------------------------------
1999                16.14%
--------------------------------
2000                -2.97%
--------------------------------
2001                 2.38%
--------------------------------
2002                -28.78%
--------------------------------
2003                 X.XX%
--------------------------------

BEST QUARTER               WORST QUARTER
------------------------------------------------
    X.XX%                        X.XX%
------------------------------------------------
 (XX/XX/XX)                  (XX/XX/XX)
------------------------------------------------

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/04 to 6/30/04 was X.XX%.

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2003, to those of the Russell Midcap(R) Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

T SHARES                                                                             1 YEAR      5 YEARS   SINCE INCEPTION*
----------------------------------------------------------------------------------------------------------------------------
FUND RETURNS BEFORE TAXES                                                             X.XX%       X.XX%          X.XX%
----------------------------------------------------------------------------------------------------------------------------
FUND RETURNS AFTER TAXES ON DISTRIBUTIONS                                             X.XX%       X.XX%          X.XX%
----------------------------------------------------------------------------------------------------------------------------
FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES                     X.XX%       X.XX%          X.XX%
----------------------------------------------------------------------------------------------------------------------------
RUSSELL MIDCAP(R) INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)           X.XX%       X.XX%          X.XX%
----------------------------------------------------------------------------------------------------------------------------

* Since inception of the T Shares on February 2, 1994. Benchmark returns since January 31, 1994 (benchmark returns available only on a month end basis).

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell Midcap(R) Index is a widely-recognized index that measures the performance of the 800 smallest companies in the Russell 1000(R) Index, which represent approximately 26% of the total market capitalization of the Russell 1000(R) Index. The Russell 1000(R) Index is a widely-recognized comprehensive large-cap index measuring the performance of the largest 1,000 U.S. incorporated companies. Each security in the Russell 1000(R) Index is float-adjusted market capitalization-weighted to ensure investable positions.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                        T SHARES
-----------------------------------------------------------------------------
Investment Advisory Fees                                  1.15%
-----------------------------------------------------------------------------
Other Expenses                                            X.XX%
                                                          -----
-----------------------------------------------------------------------------
Total Annual Operating Expenses*                          X.XX%
-----------------------------------------------------------------------------

----------

* The Fund's net total annual operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser waived a portion of the fees in order to keep total operating expenses at a specified level. This fee waiver remains in place as of the date of this prospectus, but the Adviser may discontinue all or part of this fee waiver at any time. With this fee waiver, the Fund's net total operating expenses were as follows:

Mid-Cap Equity Fund -- T Shares                  X.XX%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR                     3 YEARS                  5 YEARS                10 YEARS
-----------------------------------------------------------------------------------------
 $XXX                        $XXX                     $XXX                   $XXX
-----------------------------------------------------------------------------------------

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser."

MID-CAP VALUE EQUITY FUND

FUND SUMMARY

INVESTMENT GOALS
  PRIMARY                                       Capital appreciation
  SECONDARY                                     Current income
------------------------------------------------------------------------
INVESTMENT FOCUS                                U.S. mid-cap equity securities
------------------------------------------------------------------------
SHARE PRICE VOLATILITY                          Moderate
------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                   Attempts to identify undervalued
                                                mid-cap securities
------------------------------------------------------------------------
INVESTOR PROFILE                                Investors who
                                                primarily want the value
                                                of their investment to
                                                grow, but want to
                                                receive some income from
                                                their investment
------------------------------------------------------------------------

INVESTMENT STRATEGY

The Mid-Cap Value Equity Fund invests at least 80% of its net assets in equity securities of U.S. mid-sized companies with market capitalizations between approximately $1 billion and $12 billion. In selecting investments for the Fund, the Adviser chooses common stocks that it believes are undervalued in the market. The Adviser may sell a security when it achieves a designated target price, a company's growth prospects change, or the opportunity for a better investment arises. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that mid-cap equity securities may underperform other segments of the equity market or the equity market as a whole.

The mid-sized capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these smaller companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund's T Shares from year to year.*

2002                -21.26%
---------------------------------
2003                 X.XX%
---------------------------------

BEST QUARTER                WORST QUARTER
------------------------------------------------
   X.XX%                         X.XX%
------------------------------------------------
(XX/XX/XX/)                   (XX/XX/XX)
------------------------------------------------

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/04 to 6/30/04 was X.XX%.

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2003, to those of the Russell Midcap(R) Value Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

T SHARES                                                                                1 YEAR    SINCE INCEPTION*
-------------------------------------------------------------------------------------------------------------------
FUND RETURNS BEFORE TAXES                                                                X.XX%          X.XX%
-------------------------------------------------------------------------------------------------------------------
FUND RETURNS AFTER TAXES ON DISTRIBUTIONS                                                X.XX%          X.XX%
-------------------------------------------------------------------------------------------------------------------
FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES                        X.XX%          X.XX%
-------------------------------------------------------------------------------------------------------------------
RUSSELL MIDCAP(R) VALUE INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)        X.XX%          X.XX%
-------------------------------------------------------------------------------------------------------------------

*     Since inception of the T Shares on November 30, 2001.

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell Midcap(R) Value Index is a widely-recognized index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000(R) Value index. The Russell 1000(R) Value Index is a widely-recognized index that measures the performance of those Russell 1000(R) companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000(R) Index is a widely-recognized comprehensive large-cap index measuring the performance of the largest 1,000 U.S. incorporated companies. Each security in the Russell 1000(R) Index is float-adjusted market capitalization-weighted to ensure investable positions.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                         T SHARES
-------------------------------------------------------------------------
Investment Advisory Fees                                   1.25%
-------------------------------------------------------------------------
Other Expenses                                             X.XX%
                                                           -----
-------------------------------------------------------------------------
Total Annual Operating Expenses*                           X.XX%
-------------------------------------------------------------------------

----------

* The Fund's net total annual operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser waived a portion of the fees in order to keep total operating expenses at a specified level. This fee waiver remains in place as of the date of this prospectus, but the Adviser may discontinue all or part of this fee waiver at any time. With this fee waiver, the Fund's net total operating expenses were as follows:


Mid-Cap Value Equity Fund -- T Shares                X.XX%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR                 3 YEARS                 5 YEARS                  10 YEARS
--------------------------------------------------------------------------------------
$XXX                     $XXX                    $XXX                     $XXX
--------------------------------------------------------------------------------------

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser."

SMALL CAP GROWTH STOCK FUND

FUND SUMMARY

INVESTMENT GOAL                            Long-term capital appreciation
----------------------------------------------------------------------------
INVESTMENT FOCUS                           U.S. small cap common stocks of
                                           growth companies
----------------------------------------------------------------------------
SHARE PRICE VOLATILITY                     High
----------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY              Identifies small cap companies
                                           with above average growth potential
----------------------------------------------------------------------------
INVESTOR PROFILE                           Investors who want the value of their
                                           investment to grow, but do not need
                                           current income
----------------------------------------------------------------------------

INVESTMENT STRATEGY

The Small Cap Growth Stock Fund invests at least 80% of its net assets in small U.S. companies with market capitalizations between $50 million and $3 billion in size. The Fund's investment philosophy is based on the premise that a portfolio of small cap stocks with positive earnings trends, reasonable valuation, and strong fundamentals will provide superior returns over time. The Adviser selects companies with strong current earnings growth, improving profitability, a strong balance sheet, strong current and projected business fundamentals, and priced at reasonable valuations. The Adviser believes in executing a very disciplined and objective investment process and in controlling risk through a broadly diversified portfolio. Due to its investment strategy, the Fund may buy and sell securities frequently, which may result in higher transaction costs and the potential for capital gains tax liabilities. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that small capitalization growth stocks may underperform other segments of the equity market or the equity market as a whole.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's T Shares from year to year.*

1999                20.55%
------------------------------
2000                11.76%
------------------------------
2001                -0.82%
------------------------------
2002                -22.71%
------------------------------
2003                 X.XX%
------------------------------

BEST QUARTER               WORST QUARTER
--------------------------------------------
  X.XX%                        X.XX%
--------------------------------------------
(XX/XX/XX)                   (XX/XX/XX)
--------------------------------------------

----------

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/04 to 6/30/04 was X.XX%.

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2003, to those of the S&P Small Cap 600(R)/BARRA Growth Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

T SHARES                                                                 1 YEAR        5 YEARS   SINCE INCEPTION*
-----------------------------------------------------------------------------------------------------------------
FUND RETURNS BEFORE TAXES                                                 X.XX%         X.XX%          X.XX%
-----------------------------------------------------------------------------------------------------------------
FUND RETURNS AFTER TAXES ON DISTRIBUTIONS                                 X.XX%         X.XX%          X.XX%
-----------------------------------------------------------------------------------------------------------------
FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND
SHARES                                                                    X.XX%         X.XX%          X.XX%
-----------------------------------------------------------------------------------------------------------------
S&P SMALL CAP 600(R)/BARRA GROWTH INDEX (REFLECTS NO DEDUCTION
FOR FEES, EXPENSES OR TAXES)                                              X.XX%         X.XX%          X.XX%
-----------------------------------------------------------------------------------------------------------------

* Since inception of the T Shares on October 8, 1998. Benchmark returns since September 30, 1998 (benchmark returns available only on a month end basis).

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P Small Cap 600(R)/BARRA Growth Index is a widely-recognized index that measures the performance of the small-capitalization growth sector of the U.S. equity market. It is a subset of the S&P 600(R) Index consisting of those companies with the highest price-to-book ratios within the S&P 600(R) Index. The S&P 600(R) Index is a widely-recognized, market-value weighted index composed of 600 domestic stocks chosen for market size, liquidity, and industry group representation. The S&P Small Cap 600(R) Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of 600 domestic small cap stocks.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                         T SHARES
----------------------------------------------------------------------------
Investment Advisory Fees                                   1.15%
---------------------------------------------------------------------------
Other Expenses                                             X.XX%
                                                           -----
---------------------------------------------------------------------------
Total Annual Operating Expenses                            X.XX%
---------------------------------------------------------------------------

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR                3 YEARS                     5 YEARS                     10 YEARS
---------------------------------------------------------------------------------------------
$XXX                    $XXX                        $XXX                        $XXX
---------------------------------------------------------------------------------------------

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser."

SMALL CAP VALUE EQUITY FUND*

* Shares of the Small Cap Value Equity Fund are no longer available for purchase by new investors.

FUND SUMMARY

INVESTMENT GOALS
  PRIMARY                                 Capital appreciation
  SECONDARY                               Current income
--------------------------------------------------------------------------------
INVESTMENT FOCUS                          U.S. small cap equity securities
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                    Moderate
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY             Attempts to identify undervalued
                                          small cap securities
--------------------------------------------------------------------------------
INVESTOR PROFILE                          Investors who primarily want the value
                                          of their investment to grow, but want
                                          to receive some income from their
                                          investment

--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Small Cap Value Equity Fund invests at least 80% of its net assets in equity securities of small-sized U.S. companies (i.e., companies with market capitalizations under $2 billion). In selecting investments for the Fund, the Adviser chooses companies that it believes are undervalued in the market relative to the industry sector and the company's own valuation history. The Adviser evaluates potential catalysts that may increase a stock's value to such an extent that the stock no longer meets the Fund's investment criteria. Additionally, all common stocks purchased for the Fund are required to pay a cash dividend. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that small capitalization equity securities may underperform other segments of the equity market or the equity market as a whole.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The Fund began operating as a registered mutual fund on January 31, 1997. Performance prior to January 31, 1997 is that of the Adviser's similarly managed collective investment fund, which began operations on August 31, 1994. The collective fund's performance has been adjusted to reflect the current fees and expenses for T Shares of the Fund. As a collective fund, rather than a registered mutual fund, it was not subject to the same investment and tax restrictions. If it had been, the collective fund's performance would have been lower.

This bar chart shows changes in the performance of the Fund's T Shares from year to year.*

1995                 30.99%
-------------------------------
1996                 34.25%
-------------------------------
1997                 32.59%
-------------------------------
1998                -13.45%
-------------------------------
1999                 -2.72%
-------------------------------
2000                 17.96%
-------------------------------
2001                 21.21%
-------------------------------
2002                 -1.74%
-------------------------------
2003                  X.XX%
-------------------------------

BEST QUARTER               WORST QUARTER
---------------------------------------------
  X.XX%                        X.XX%
---------------------------------------------
(XX/XX/XX)                   (XX/XX/XX)
---------------------------------------------

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/04 to 6/30/04 was X.XX%.

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2003, to those of the Russell 2000(R) Value Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


                                                                              SINCE             SINCE
                                                                         INCEPTION AS A     INCEPTION OF
                                                                           REGISTERED      THE COLLECTIVE
                                                                             MUTUAL          INVESTMENT
T SHARES                                           1 YEAR     5 YEARS         FUND*            FUND**
----------------------------------------------------------------------------------------------------------
FUND RETURNS BEFORE TAXES                           X.XX%      X.XX%          X.XX%             X.XX%
----------------------------------------------------------------------------------------------------------
FUND RETURNS AFTER TAXES ON DISTRIBUTIONS           X.XX%      X.XX%          X.XX%              N/A+
----------------------------------------------------------------------------------------------------------
FUND RETURNS AFTER TAXES ON DISTRIBUTIONS
AND SALE OF FUND SHARES                             X.XX%      X.XX%          X.XX%              N/A+
----------------------------------------------------------------------------------------------------------
RUSSELL 2000(R) VALUE INDEX (REFLECTS NO
DEDUCTION FOR FEES, EXPENSES OR TAXES)              X.XX%      X.XX%          X.XX%             X.XX%
----------------------------------------------------------------------------------------------------------

* Since inception of the T Shares on January 31, 1997, when the Fund began operating as a registered mutual fund.

**    Since inception of the collective investment fund on August 31, 1994.

+ It is not possible to reflect the impact of taxes on the collective investment fund's performance.

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 2000(R) Value Index is a widely-recognized, capitalization weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of companies in the Russell 2000(R) Index with lower growth rates and price-to-book ratios. The Russell 2000(R) Index is a widely-recognized, capitalization-weighted index that consists of a subset of the 3,000 largest U.S. companies.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                         T SHARES
---------------------------------------------------------------------------
Investment Advisory Fees                                   1.15%
---------------------------------------------------------------------------
Other Expenses                                             X.XX%
                                                           -----
---------------------------------------------------------------------------
Total Annual Operating Expenses                            X.XX%
---------------------------------------------------------------------------

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR                 3 YEARS                 5 YEARS                10 YEARS
--------------------------------------------------------------------------------
$XXX                     $XXX                    $XXX                   $XXX
--------------------------------------------------------------------------------

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser."

STRATEGIC QUANTITATIVE EQUITY FUND

FUND SUMMARY

INVESTMENT GOAL                                  Long-term capital appreciation
--------------------------------------------------------------------------------
INVESTMENT FOCUS                                 U.S. common stocks of companies
                                                 with positive earnings
                                                 characteristics purchased at
                                                 reasonable value
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                           High
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                    Attempts to identify companies
                                                 with superior earnings/
                                                 valuation cycle characteristics
                                                 within specific market sectors
--------------------------------------------------------------------------------
INVESTOR PROFILE                                 Investors who want to increase
                                                 the value of their investment
                                                 and are willing to accept more
                                                 volatility for the possibility
                                                 of higher returns
--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Strategic Quantitative Equity Fund attempts, through the use of disciplined quantitative modeling, to objectively and consistently identify those companies with the most attractive earnings growth prospects and valuation characteristics within each sector. Those characteristics vary by sector. In some sectors, attractive stocks are selected based solely upon growth characteristics. In other sectors, a combination of growth and valuation characteristics are used to identify attractive stocks.

The Adviser believes that companies with higher earnings growth prospects will have more highly valued stocks. Companies producing sustained accelerating rates of earnings growth will generate increasing stock valuations. Companies producing sustained decelerating rates of earnings growth will generate decreasing stock valuations. This cycle of accelerating earnings growth with increasing stock valuation and decelerating earnings growth with decreasing stock valuation is called the earnings-valuation cycle. The Adviser uses quantitative modeling to evaluate and select the common stock of companies based on the philosophy that earnings/valuation cycles dictate stock performance, earnings/valuation cycles differ among market sectors, and diversification controls risk. The Fund invests in companies of all sizes so long as they have growth potential. Due to its investment strategy, the Fund may buy and sell securities frequently, which may result in higher transaction costs and the potential for capital gains tax liabilities for taxable investors.

In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The small- to mid-sized capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the counter or listed on an exchange.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

PERFORMANCE INFORMATION

The Strategic Quantitative Equity Fund commenced operations on August 7, 2003, and therefore does not have performance history for a full calendar year.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                         T SHARES
-----------------------------------------------------------------------------
Investment Advisory Fees                                   1.15%
-----------------------------------------------------------------------------
Other Expenses*                                            X.XX%
                                                           -----
-----------------------------------------------------------------------------
Total Annual Operating Expenses**                          X.XX%
-----------------------------------------------------------------------------

----------

*     Expenses are annualized for the most recent fiscal year.

**    The Fund's net total annual operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser waived a portion of the fees in order to keep total operating expenses at a specified level. This fee waiver remains in place as of the date of this prospectus, but the Adviser may discontinue all or part of this fee waiver at any time. With this fee waiver, the Fund's annualized net total operating expenses were as follows:

Strategic Quantitative Equity Fund - T Shares                  X.XX%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR                 3 YEARS         5 YEARS        10 YEARS
--------------------------------------------------------------
 $XXX                    $XXX            $XXX           $XXX
--------------------------------------------------------------

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser."

TAX SENSITIVE GROWTH STOCK FUND

FUND SUMMARY

INVESTMENT GOAL                         Long-term capital growth with nominal
                                        dividend income
--------------------------------------------------------------------------------
INVESTMENT FOCUS                        U.S. common stocks of growth companies
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                  Moderate
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY           Attempts to identify companies that have
                                        above average growth potential and
                                        uses a low portfolio turnover strategy
                                        to reduce capital gains distributions
--------------------------------------------------------------------------------
INVESTOR PROFILE                        Investors who want to increase the value
                                        of their investment while minimizing
                                        taxable capital gains distributions
--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Tax Sensitive Growth Stock Fund invests primarily in a diversified portfolio of common stocks of financially strong U.S. growth companies. Many of these companies have a history of stable or rising dividend payout policies. The Adviser attempts to minimize the impact of capital gains taxes on investment returns by using a low turnover rate (generally 50% or less) strategy, in conjunction with other tax management strategies. These strategies may lead to lower capital gains distributions and, therefore, lower capital gains taxes. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's common stocks may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of stocks issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that common stocks of U.S. growth companies may underperform other segments of the equity market or the equity market as a whole.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The Fund began operating as a registered mutual fund on December 11, 1998. Performance prior to December 11, 1998 is that of the Adviser's similarly managed collective investment fund, which began operations on December 31, 1995. The collective fund's performance has been adjusted to reflect the current fees and expenses for T Shares of the Fund. As a collective fund, rather than a registered mutual fund, it was not subject to the same investment and tax restrictions. If it had been, the collective fund's performance would have been lower.

This bar chart shows changes in the performance of the Fund's T Shares from year to year.*


1996                 21.04%
--------------------------------
1997                 28.76%
--------------------------------
1998                 31.73%
--------------------------------
1999                 24.74%
--------------------------------
2000                -12.15%
--------------------------------
2001                -18.21%
--------------------------------
2002                -22.02%
--------------------------------
2003                  X.XX%
--------------------------------

BEST QUARTER               WORST QUARTER
-------------------------------------------
  X.XX%                        X.XX%
-------------------------------------------
(XX/XX/XX)                   (XX/XX/XX)
-------------------------------------------

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/04 to 6/30/04 was X.XX%.

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2003, to those of S&P 500(R) Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


                                                                              SINCE INCEPTION AS   SINCE INCEPTION OF
                                                                                 A REGISTERED        THE COLLECTIVE
T SHARES                                            1 YEAR         5 YEARS       MUTUAL FUND*       INVESTMENT FUND**
-------------------------------------------------------------------------------------------------------------------------
 FUND RETURNS BEFORE TAXES                           X.XX%          X.XX%            X.XX%                X.XX%
-------------------------------------------------------------------------------------------------------------------------
 FUND RETURNS AFTER TAXES ON DISTRIBUTIONS           X.XX%          N/A+             X.XX%                 N/A+
-------------------------------------------------------------------------------------------------------------------------
 FUND RETURNS AFTER TAXES ON DISTRIBUTIONS
 AND SALE OF FUND SHARES                             X.XX%          X.XX%            X.XX%                 N/A+
-------------------------------------------------------------------------------------------------------------------------
 S&P 500(R) INDEX (REFLECTS NO DEDUCTION FOR
    FEES, EXPENSES OR TAXES)                         X.XX%          X.XX%            X.XX%                X.XX%
-------------------------------------------------------------------------------------------------------------------------

* Fund Returns since inception of the T Shares on December 11, 1998, when the Fund began operating as a registered mutual fund. Benchmark returns since November 30, 1998 (benchmark returns available only on a month end basis).

**    Since inception of the collective investment fund on December 31, 1995.

+ It is not possible to reflect the impact of taxes on the collective investment fund's performance.

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                                    T SHARES
-------------------------------------------------------------------------------
Investment Advisory Fees                                             1.15%
-------------------------------------------------------------------------------
Other Expenses                                                       X.XX%
                                                                     -----
-------------------------------------------------------------------------------
Total Annual Operating Expenses                                      X.XX%
-------------------------------------------------------------------------------

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your share at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR                  3 YEARS                     5 YEARS                     10 YEARS
---------------------------------------------------------------------------------------------
$XXX                      $XXX                        $XXX                        $XXX
---------------------------------------------------------------------------------------------

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser."

VALUE INCOME STOCK FUND

FUND SUMMARY


INVESTMENT GOALS
  PRIMARY                                         Current income
  SECONDARY                                       Capital appreciation
--------------------------------------------------------------------------------
INVESTMENT FOCUS                                  U.S. common stocks
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                            Moderate
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                     Attempts to identify high
                                                  dividend-paying, undervalued
                                                  stocks
--------------------------------------------------------------------------------
INVESTOR PROFILE                                  Investors who are looking
                                                  for current income and capital
                                                  appreciation with less
                                                  volatility than the average
                                                  stock fund
--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Value Income Stock Fund invests at least 80% of its net assets in common stocks and other equity securities of companies. In selecting investments for the Fund, the Adviser primarily chooses U.S. companies that have a market capitalization of at least $2 billion and that have a history of paying regular dividends. The Adviser focuses on dividend-paying stocks that trade below their historical value. The Adviser's "bottom-up" approach to stock selection emphasizes individual stocks over economic trends. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The Fund began operating as a registered mutual fund on February 12, 1993. Performance prior to February 12, 1993 is that of the Adviser's similarly managed collective investment fund, which began operations on October 31, 1989. The collective fund's performance has been adjusted to reflect the current fees and expenses for T Shares of the Fund. As a collective fund, rather than a registered mutual fund, it was not subject to the same investment and tax restrictions. If it had been, the collective fund's performance would have been lower.

The bar chart shows changes in the performance of the Fund's T Shares from year to year.*

1994                 3.54%
-----------------------------------
1995                35.93%
-----------------------------------
1996                19.46%
-----------------------------------
1997                27.08%
-----------------------------------
1998                10.58%
-----------------------------------
1999                -2.93%
-----------------------------------
2000                10.85%
-----------------------------------
2001                -0.95%
-----------------------------------
2002                -15.47%
-----------------------------------
2003                 X.XX%
-----------------------------------


BEST QUARTER               WORST QUARTER
-------------------------------------------------
   X.XX%                        X.XX%
-------------------------------------------------
(XX/XX/XX)                   (XX/XX/XX)
-------------------------------------------------

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/04 to 6/30/04 was X.XX%.

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2003, to those of the S&P 500(R)/BARRA Value Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                                                              SINCE INCEPTION
                                                                                              AS A REGISTERED
T SHARES                                              1 YEAR        5 YEARS      10 YEARS      MUTUAL FUND*
-------------------------------------------------------------------------------------------------------------
  FUND RETURNS BEFORE TAXES                            X.XX%         X.XX%         X.XX%           X.XX%
-------------------------------------------------------------------------------------------------------------
  FUND RETURNS AFTER TAXES ON DISTRIBUTIONS            X.XX%         X.XX%          N/A+           X.XX%
-------------------------------------------------------------------------------------------------------------
  FUND RETURNS AFTER TAXES ON DISTRIBUTIONS
   AND SALE OF FUND SHARES                             X.XX%         X.XX%          N/A+           X.XX%
-------------------------------------------------------------------------------------------------------------
  S&P 500(R)/BARRA VALUE INDEX (REFLECTS NO            X.XX%         X.XX%         X.XX%           X.XX%
-------------------------------------------------------------------------------------------------------------
   DEDUCTION FOR FEES, EXPENSES OR TAXES)              X.XX%         X.XX%         X.XX%           X.XX%
-------------------------------------------------------------------------------------------------------------

* Fund returns since inception of the T Shares on February 12, 1993, when the Fund began operating as a registered mutual fund. Benchmark returns since January 31, 1993 (benchmark returns available only on a month end basis).

+ It is not possible to reflect the impact of taxes on the collective investment fund's performance.

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500(R)/BARRA Value Index is a widely-recognized index comprised of securities in the S&P 500(R) Index that have lower price-to-book ratios. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                                    T SHARES
-------------------------------------------------------------------------------
Investment Advisory Fees                                             0.80%
-------------------------------------------------------------------------------
Other Expenses                                                       X.XX%
                                                                     -----
-------------------------------------------------------------------------------
Total Annual Operating Expenses*                                     X.XX%
-------------------------------------------------------------------------------

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR                  3 YEARS                     5 YEARS                     10 YEARS
---------------------------------------------------------------------------------------------
$XXX                      $XXX                        $XXX                        $XXX
---------------------------------------------------------------------------------------------

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser."

MORE INFORMATION ABOUT RISK

DERIVATIVES RISK -- Derivatives may involve risks                      All Funds
different from, and possibly greater than, those
of traditional investments. A Fund may use
derivatives (such as futures, options, and swaps)
to attempt to achieve its investment objective and
offset certain investment risks, while at the same
time maintaining liquidity. These positions may be
established for hedging or non-hedging purposes.
Risks associated with the use of derivatives
include those associated with hedging and
leveraging activities:

- The success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates.

- The Fund experiencing losses over certain ranges in the market that exceed losses experienced by a fund that does not use derivatives.

- There may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of derivatives.

- There may not be a liquid secondary market for derivatives.

- Trading restrictions or limitations may be imposed by an exchange.

- Government regulations may restrict trading in derivatives.

-     The other party to an agreement (e.g.,
      options or swaps) may default; however, in certain circumstances, such counterparty risk may be reduced by having an organization with very good credit act as intermediary.

Because options premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EQUITY RISK -- Equity securities include public                        All Funds
and privately issued equity securities, common and
preferred stocks, warrants, rights to subscribe to
common stock and convertible securities, as well
as instruments that attempt to track the price
movement of equity indices. Investments in equity
securities and equity derivatives in general are
subject to market risks that may cause their
prices to fluctuate over time. The value of
securities convertible into equity securities,
such as warrants or convertible debt, is also
affected by prevailing interest rates, the credit
quality of the issuer and any call provision.
Fluctuations in the value of equity securities in
which a mutual fund invests will cause a fund's
net asset value to fluctuate. An investment in a
portfolio of equity securities may be more
suitable for long-term investors who can bear the
risk of these share price fluctuations.

EXCHANGE TRADED FUND RISK -- The Funds may                             All Funds
purchase shares of exchange-traded funds ("ETFs")
to temporarily gain exposure to a particular
portion of the market while awaiting an
opportunity to purchase securities directly. ETFs
are investment companies that are bought and sold
on a securities exchange. An ETF holds a portfolio
of securities designed to track a particular
market segment or index. ETFs, like mutual funds,
have expenses associated with their operation,
including advisory fees. When the Fund invests in
an ETF, in addition to directly bearing expenses
associated with its own operations, it will bear a
pro rata portion of the ETF's expense. The risks
of owning shares of an ETF generally reflect the
risks of owning the underlying securities the ETF
is designed to track, although lack of liquidity
in an ETF could result in being more volatile than
the underlying portfolio of securities. In
addition, because of ETF expenses, compared to
owning the underlying securities directly, it may
be more costly to own an ETF.

FIXED INCOME RISK -- The market value of fixed         Balanced Fund
income investments changes in response to interest     Life Vision Conservative Fund
rate changes and other factors. During periods of      Life Vision Growth and Income Fund
falling interest rates, the values of outstanding      Life Vision Moderate Growth Fund
fixed income securities generally rise. Moreover,
while securities with longer maturities tend to
produce higher yields, the prices of longer
maturity securities are also subject to greater
market fluctuations as a result of changes in
interest rates. In addition to these fundamental
risks, different types of fixed income securities
may be subject to credit risk, which is the
possibility that an issuer will be unable to make
timely payments of either principal or interest.

FOREIGN SECURITY RISKS -- Investments in               Growth and Income Fund
securities of foreign companies or governments can     International Equity
be more volatile than investments in U.S.              Fund International Equity
companies or governments. Diplomatic, political,       Index Fund
or economic developments, including
nationalization or appropriation, could affect
investments in foreign countries. Foreign
securities markets generally have less trading
volume and less liquidity than U.S. markets. In
addition, the value of securities denominated in
foreign currencies, and of dividends from such
securities, can change significantly when foreign
currencies strengthen or weaken relative to the
U.S. dollar. Foreign companies or governments
generally are not subject to uniform accounting,
auditing, and financial reporting standards
comparable to those applicable to domestic U.S.
companies or governments. Transaction costs are
generally higher than those in the U.S. and
expenses for custodial arrangements of foreign
securities may be somewhat greater than typical
expenses for custodial arrangements of similar
U.S. securities. Some foreign governments levy
withholding taxes against dividend and interest
income. Although in some countries a portion of
these taxes are recoverable, the non-recovered
portion will reduce the income received from the
securities comprising the portfolio.

TRACKING ERROR RISK -- Factors such as Fund                International Equity
expenses, imperfect correlation between the Fund's         Index Fund
investments and those of its benchmarks, rounding
of share prices, changes to the benchmark,
regulatory policies, and leverage, may affect
their ability to achieve perfect correlation. The
magnitude of any tracking error may be affected by
a higher portfolio turnover rate. Because an index
is just a composite of the prices of the
securities it represents rather than an actual
portfolio of those securities, an index will have
no expenses. As a result, the Fund, which will
have expenses such as taxes, custody, management
fees and other operational costs, and brokerage,
may not achieve its investment objective of
accurately correlating to an index.

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds' primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information.

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations. The Small Cap Value Equity Fund also may invest in investment grade fixed income securities and mid- to large-cap common stocks that would not ordinarily be consistent with the Fund's objective. A Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, a Fund cannot guarantee that it will achieve its investment goal.

INVESTMENT ADVISER

Trusco Capital Management, Inc., 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the investment adviser to the Funds. As of June 30, 2004, the Adviser had approximately $51.9 billion in assets under management. For the fiscal period ended May 31, 2004, the Adviser received advisory fees of:

Aggressive Growth Stock Fund                         X.XX%
----------------------------------------------------------------
Balanced Fund                                        X.XX%
----------------------------------------------------------------
Capital Appreciation Fund                            X.XX%
----------------------------------------------------------------
Emerging Growth Stock Fund                           X.XX%
----------------------------------------------------------------
Growth and Income Fund                               X.XX%
----------------------------------------------------------------
Information and Technology Fund                      X.XX%
----------------------------------------------------------------
International Equity Fund                            X.XX%
----------------------------------------------------------------
International Equity Index Fund                      X.XX%
----------------------------------------------------------------
Life Vision Aggressive Growth Fund                   X.XX%
----------------------------------------------------------------
Life Vision Conservative Fund                        X.XX%
----------------------------------------------------------------

Life Vision Growth and Income Fund                   X.XX%
----------------------------------------------------------------
Life Vision Moderate Growth Fund                     X.XX%
----------------------------------------------------------------
Mid-Cap Equity Fund                                  X.XX%
----------------------------------------------------------------
Mid-Cap Value Equity Fund                            X.XX%
----------------------------------------------------------------
Small Cap Growth Stock Fund                          X.XX%
----------------------------------------------------------------
Small Cap Value Equity Fund                          X.XX%
----------------------------------------------------------------
Strategic Quantitative Equity Fund                   X.XX%
----------------------------------------------------------------
Tax Sensitive Growth Stock Fund                      X.XX%
----------------------------------------------------------------
Value Income Stock Fund                              X.XX%
----------------------------------------------------------------

The Adviser is responsible for making investment decisions for the Funds and continuously reviews, supervises and administers each Fund's respective investment program. With respect to the Aggressive Growth Stock Fund and the Emerging Growth Stock Fund, the Adviser oversees the Subadviser to ensure compliance with each Fund's investment policies and guidelines and monitors the Subadviser's adherence to its investment style. The Adviser pays the Subadviser out of the fees it receives from the Aggressive Growth Stock Fund and Emerging Growth Stock Fund. The Board of Trustees supervises the Adviser and Subadviser and establishes policies that the Adviser and Subadviser must follow in their management activities.

The Adviser may use its affiliates as brokers for Fund transactions.

The Securities and Exchange Commission (SEC) recently adopted new rules and rule amendments under the Investment Advisers Act of 1940 that address an investment adviser's fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under the current contractual agreement, the Adviser is authorized to vote proxies on behalf of each Fund.

Information regarding the Adviser's, and thus each Fund's, Proxy Voting Policies and Procedures are provided in the Statement of Additional Information. A copy of the Funds' Proxy Voting Policies and Procedures may be obtained by contacting the STI Classic Funds at 1-800-874-4770, Option 5, or by visiting www.sticlassicfunds.com.

INVESTMENT SUBADVISER

Zevenbergen Capital Investments LLC, 601 Union Street, Seattle, Washington 98101, serves as the subadviser to the Aggressive Growth Stock Fund and Emerging Growth Stock Fund and manages the portfolios of the Aggressive Growth Stock Fund and Emerging Growth Stock Fund on a day-to-day basis. The Subadviser was founded in 1987 and manages domestic growth equity assets. The firm's client base is comprised of a blend of institutional tax-exempt and taxable separately managed accounts. As a domestic growth equity manager, the Subadviser manages assets for a variety of entities, including public funds, foundations, endowments, corporations, pooled accounts, and private individuals. As of June 30, 2004, the Subadviser had approximately $XXX million in assets under management. The Subadviser selects, buys, and sells securities for the Aggressive Growth Stock Fund and Emerging Growth Stock Fund under the supervision of the Adviser and the Board of Trustees. The Subadviser is entitled to receive from the Adviser 0.63% of each of the Aggressive Growth Stock Fund's and Emerging Growth Stock Fund's daily net assets.

PORTFOLIO MANAGERS

Each of the Funds, except the Life Vision Funds, is managed by co-portfolio managers or by a portfolio manager who is supported by a back-up portfolio manager. Each of the Life Vision Funds is managed by a team of investment professionals. No one person is primarily responsible for making investment recommendations.

Mr. Brett Barner, CFA, has served as Managing Director of Trusco since July 2000, after serving as Managing Director of STI Capital Management, N.A. (STI) since 1994. He has managed the SMALL CAP VALUE EQUITY FUND since it began operating in January 1997. He has more than 19 years of investment experience.

Mr. Edward E. Best, CFA, has served as Managing Director of Trusco since June 2000, after serving as Vice President since September 1999 and Associate since joining Trusco in January 1998. Mr. Best also serves as the senior quantitative equity analyst for Trusco. He has managed the STRATEGIC QUANTITATIVE EQUITY FUND since it began operating in August 2003. He has more than 11 years of investment experience.

Ms. Brooke de Boutray has served as Managing Director, Principal, Portfolio Manager and Analyst for the Subadviser since 1992. She has co-managed the AGGRESSIVE GROWTH STOCK FUND and the EMERGING GROWTH STOCK FUND since they began operating in February 2004. Ms. de Boutray has more than 21 years of investment experience.

Mr. Chad Deakins, CFA, has served as Vice President of Trusco since May 1996. He has managed the INTERNATIONAL EQUITY INDEX FUND since February 1999 and the INTERNATIONAL EQUITY FUND since May 2000. He has also co-managed the MID-CAP EQUITY FUND since February 2003. Prior to joining Trusco, Mr. Deakins worked at SunTrust Bank. He has more than 10 years of investment experience.

Mr. Mark D. Garfinkel, CFA, has served as a Portfolio Manager of Trusco since 1994. He has managed the SMALL CAP GROWTH STOCK FUND since it began operating in October 1998. He has more than 17 years of investment experience.

Mr. Alan S. Kelley has served as Vice President of Trusco since September 1999. He has managed the INFORMATION AND TECHNOLOGY FUND since it began operating in September 1999. Prior to joining Trusco, Mr. Kelley served as a Portfolio Manager with SunTrust Bank, Atlanta from 1995 to 1999. He has more than 10 years of investment experience.

Mr. Dan Lewis, MBA, has served as a Portfolio Manager of Trusco since July 2000, after serving as a Portfolio Manager of STI since 1993. He has co-managed the MID-CAP VALUE EQUITY FUND since it began operating in November 2001. He has more than 12 years of investment experience.

Mr. Jeffrey E. Markunas, CFA, has served as Managing Director of Trusco since July 2000, after serving as Senior Vice President of Trusco since January 1999 and Senior Vice President and Director of Equity Management for Crestar Asset Management Company from 1992 until July 2000. Mr. Markunas has managed the GROWTH AND INCOME FUND since it began operating in September 1992. He has more than 20 years of investment experience.

Mr. Robert J. Rhodes, CFA, joined Trusco in 1973. Mr. Rhodes has served as Executive Vice President and head of the equity funds group at Trusco since February 2000, after serving as

Director of Research at Trusco from 1980 to 2000. He has managed the equity portion of the BALANCED FUND since June 2000. Mr. Rhodes has also managed the CAPITAL APPRECIATION FUND since June 2000. He has more than 31 years of investment experience.

Mr. Mills Riddick, CFA, has served as Managing Director of Trusco since July 2000, after serving as Managing Director of STI since 1994. He has managed the VALUE INCOME STOCK FUND since April 1995. He has more than 22 years of investment experience.

Mr. Kevin Shea, CFA, has served as Vice President and Portfolio Manager since joining Trusco in February 2003. He has co-managed the MID-CAP EQUITY FUND since February 2003. Prior to joining Trusco, Mr. Shea founded D.A. Capital Management in May 2001 and worked at Invesco Capital Management, Inc. from September 1999 to April 2001 where he managed mid cap products. From 1995 to August 1999, Mr. Shea worked at John Hancock Funds. He has more than 8 years of investment experience.

Mr. John Talty, CFA, has served as Executive Vice President since joining Trusco in May 2004. He has managed the fixed income portion of the BALANCED FUND since July 2004. Prior to joining Trusco, Mr. Talty served as President & Senior Portfolio Manager of Seix Investment Advisors, Inc. from January 1993 to May 2004. He has more than 23 years of investment experience.

Mr. Parker W. Thomas, Jr. has served as Vice President since joining Trusco in April 2004. He has managed the TAX SENSITIVE GROWTH STOCK FUND since April 2004. Prior to joining Trusco, Mr. Thomas served as Senior Vice President, SunTrust Bank, Nashville from January 1988 to September 2002. From September 2002 to March 2004 he served as Managing Director and Portfoio Manager of Personal Asset Management, for SunTrust Banks Inc. He has more than 31 years of investment experience.

Ms. Leslie Tubbs has served as Managing Director, Principal, Portfolio Manager and Analyst for the Subadviser since 1995. She has co-managed the AGGRESSIVE GROWTH STOCK FUND and the EMERGING GROWTH STOCK FUND since they began operating in February 2004. Ms. Tubbs has more than 9 years of investment experience.

Mr. Don Wordell, MBA, has served as a Portfolio Manager since joining Trusco in 1996. In addition, Mr. Wordell is a member of the Association for Investment Management & Research (AIMR) and the Orlando Society of Financial Analysts. He has co-managed the MID-CAP VALUE EQUITY FUND since it began operating in November 2001. He has more than 8 years of investment experience.

Ms. Nancy Zevenbergen has served as President and Chief Investment Officer for the Subadviser since January 1987. She has co-managed the AGGRESSIVE GROWTH STOCK FUND and EMERGING GROWTH STOCK FUND since they began operating in February 2004. Ms. Zevenbergen has more than 22 years of investment experience.

PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") T Shares of the Funds.

HOW TO PURCHASE FUND SHARES

The Funds offer T Shares only to financial institutions or intermediaries, including subsidiaries of SunTrust Banks, Inc. (SunTrust), for their own or their customers' accounts for which they act as fiduciary, agent, investment adviser, or custodian. As a result, you, as a customer of a financial institution may purchase T Shares through accounts made with financial institutions. T Shares will be held of record by (in the name of) your financial institution. Depending upon the terms of your account, however, you may have, or be given, the right to vote your T Shares. The Funds may reject any purchase order if it is determined that accepting the order would not be in the best interests of the STI Classic Funds or its shareholders.

WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Funds receive your purchase order. Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). So, for you to receive the current Business Day's NAV, a Fund must receive your purchase order in proper form before 4:00 p.m., Eastern Time. If the NYSE closes early - such as on days in advance of certain holidays - the Funds reserve the right to calculate NAV as of the earlier closing time. The Funds will not accept orders that request a particular day or price for the transaction or any other special conditions.

YOU MAY HAVE TO TRANSMIT YOUR PURCHASE AND SALE REQUESTS TO SUNTRUST OR OTHER FINANCIAL INSTITUTIONS AT AN EARLIER TIME FOR YOUR TRANSACTION TO BECOME EFFECTIVE THAT DAY. THIS ALLOWS THE FINANCIAL INSTITUTION TIME TO PROCESS YOUR REQUEST AND TRANSMIT IT TO THE ADMINISTRATOR OR TRANSFER AGENT IN TIME TO MEET THE ABOVE STATED FUND CUT-OFF TIMES. FOR MORE INFORMATION ABOUT HOW TO PURCHASE OR SELL FUND SHARES, INCLUDING SPECIFIC SUNTRUST OR OTHER FINANCIAL INSTITUTIONS INTERNAL ORDER ENTRY CUT-OFF TIMES, PLEASE CONTACT YOUR FINANCIAL INSTITUTION DIRECTLY.

HOW THE FUNDS CALCULATE NAV

In calculating NAV, each Fund generally values its investment portfolio at market price. If market prices are unavailable or the Adviser determines in good faith that the market price is unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

Some Funds hold securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the NAV of these investments may change on days when you cannot purchase or sell Fund shares.

NET ASSET VALUE

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

CUSTOMER IDENTIFICATION

FOREIGN INVESTORS

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Funds subject to the satisfaction of enhanced due diligence.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, you will be asked to provide your name, address, date of birth, and other information that will allow us to identify you. This information will be verified to ensure the identity of all persons opening a mutual fund account.

In certain instances, the Funds are required to collect documents to fulfill their legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

The Funds are required by law to reject your new account application if the required identifying information is not provided. Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of the Funds your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the NAV per share next determined.

However, the Funds reserve the right to close your account at the then-current day's price if the Funds are unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Funds. If the Funds are unable to verify your identity, the Funds reserve the right to liquidate your account at the then-current day's price and remit proceeds to you via check. The Funds reserve the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority.

HOW TO SELL YOUR FUND SHARES

You may sell your shares on any Business Day by contacting SunTrust or your financial institution. SunTrust or your financial institution will give you information about how to sell your shares including any specific cut-off times required.

Holders of T Shares may sell shares by following the procedures established when they opened their account or accounts with the Funds or with their financial institution or intermediary. The sale price of each share will be the NAV next determined after the Funds receive your request.

RECEIVING YOUR MONEY

Normally, the Funds will send your sale proceeds within five Business Days after the Funds receive your request, but it may take up to seven days.

REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders), the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC. More information about this is in the Statement of Additional Information.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine. If you or your financial institution transact with the Funds over the telephone, you will generally bear the risk of any loss. The Funds reserve the right to modify, suspend or terminate telephone transaction privileges at any time.

MARKET TIMERS

It is the policy of the Funds to discourage investments by Market Timers. Short-term or excessive trading into and out of a Fund may harm long-term shareholders by disrupting the Adviser's investment strategy and by increasing Fund expenses. These increased expenses may reduce total return for long-term shareholders, who are not responsible for generating such expenses. Accordingly, any Fund may restrict or refuse purchase or exchange requests by Market Timers or investors who seem to follow a short-term trading pattern that may adversely affect a Fund. You may be classified as a Market Timer if you:

- Request two substantial full-cycle transactions (either a purchase and redemption, or an exchange in and out) of any Fund within 14 days; or

- Request three substantial full-cycle transactions (either a purchase and redemption, or an exchange in and out) during any 90 day continuous period.

Anyone considered to be a Market Timer by the Fund, its manager(s) or a shareholder servicing agent will be notified in writing of their designation as a Market Timer. Market Timers who redeem or exchange their shares out of any Fund (other than the International Equity Fund and the International Equity Index Fund) within 90 days of purchase may be charged a redemption fee of up to 2% of redemption proceeds, which will automatically be paid to the Fund.

This redemption fee does not apply to 401(k)/403(b) type participant accounts, Systematic Withdrawal Plan accounts, SunTrust Securities asset allocation accounts or accounts held through an omnibus arrangement because information may not be available regarding beneficial owners. Dealers who purchase T Shares on behalf of Market Timers, including Market Timers with shares held through an omnibus account, may not be eligible to receive shareholder servicing fees or other contractual concession payments. Further, the Funds reserve the right to refuse any purchase or exchange requests by any investor at any time.

The International Equity Fund and the International Equity Index Fund will charge a 2% redemption fee on shares redeemed or exchanged within 60 days of purchase. Shares held for 60 days or more are not subject to the redemption fee. Shares you have held the longest will always be redeemed first. If you transfer your shares to a different account registration, the shares will retain their original purchase date for redemption fee purposes. If you transfer less than 100% of your account balance, the redemption fee status of your shares will be carried over on a proportionate basis. Waiver of the redemption fee may be granted at the discretion of the Funds. The Funds reserve the right to modify its redemption fee policies at any time without advance notice to shareholders and may restrict or refuse purchase or exchange requests by investors who seem to follow a short-term trading pattern that may adversely affect a Fund.

In addition to the previously mentioned initiatives to discourage market timing, the Funds intend to continually evaluate and, if practical, implement other measures to deter market timing.

DISTRIBUTION OF FUND SHARES

From its own assets, the Adviser, the distributor or their affiliates may make payments based on gross sales and current assets to selected brokerage firms or institutions. The amount of these payments may be substantial. The minimum aggregate sales required for eligibility for such payments, and the factors in selecting the brokerage firms and institutions to which they will be made, are determined from time to time by the Adviser or the distributor. In addition, the

Adviser, the distributor or their affiliates may pay fees, from their own assets, to brokers, banks, financial advisers, retirement plan service providers and other financial intermediaries for providing distribution-related or shareholder services, in addition to fees that may be paid by the Funds for these purposes.

DIVIDENDS AND DISTRIBUTIONS

Each Fund distributes its net investment income as follows:

QUARTERLY                                        ANNUALLY
--------------------------------------------------------------------------------
Aggressive Growth Stock Fund                     International Equity Fund
--------------------------------------------------------------------------------
Balanced Fund                                    International Equity Index Fund
--------------------------------------------------------------------------------
Capital Appreciation Fund
--------------------------------------------------------------------------------
Emerging Growth Stock Fund
--------------------------------------------------------------------------------
Growth and Income Fund
--------------------------------------------------------------------------------
Information and Technology Fund
--------------------------------------------------------------------------------
Life Vision Aggressive Growth Fund
--------------------------------------------------------------------------------
Life Vision Conservative Fund
--------------------------------------------------------------------------------
Life Vision Growth and Income Fund
--------------------------------------------------------------------------------
Life Vision Moderate Growth Fund
--------------------------------------------------------------------------------
Mid-Cap Equity Fund
--------------------------------------------------------------------------------
Mid-Cap Value Equity Fund
--------------------------------------------------------------------------------
Small Cap Growth Stock Fund
--------------------------------------------------------------------------------
Small Cap Value Equity Fund
--------------------------------------------------------------------------------
Strategic Quantitative Equity Fund
--------------------------------------------------------------------------------
Tax Sensitive Growth Stock Fund
--------------------------------------------------------------------------------
Value Income Stock Fund
--------------------------------------------------------------------------------

Each Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Funds in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Funds receives your written notice. To cancel your election, simply send the Funds written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable either as ordinary income or as qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Long-term capital gains are currently taxed at a maximum rate of 15%. Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2008. EACH SALE OF FUND SHARES MAY BE A TAXABLE EVENT. FOR TAX PURPOSES, AN EXCHANGE OF FUND SHARES FOR SHARES OF A DIFFERENT STI CLASSIC FUND IS TREATED THE SAME AS A SALE.

The Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gains distributions shortly after the close of each calendar year.

If you have a tax-advantaged or other retirement account you will generally not be subject to federal taxation on income and capital gain distributions until you begin receiving your distributions from your retirement account. You should consult your tax advisor regarding the rules governing your own retirement plan.

The International Equity Fund and International Equity Index Fund may be able to pass along a tax credit for foreign income taxes they pay. In such event, each Fund will provide you with the information necessary to reflect such foreign taxes on your federal income tax return.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand a Fund's financial performance for the period of the Fund's (and its predecessor's) operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information provided below for the periods ended May 31, 2002, 2003 and 2004 has been audited by PricewaterhouseCoopers LLP. The information for prior periods has been audited by predecessor independent accounting firms, one of which has ceased operations. The Reports of Independent Accountants for each such period, along with the Funds' financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2004 Annual Report is available upon request and without charge by calling 1-800-428-6970. The 2004 Annual Report is incorporated by reference into the Statement of Additional Information.

FOR THE YEARS ENDED MAY 31, (UNLESS OTHERWISE INDICATED)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS

                                                   NET REALIZED
                                                       AND
                                                    UNREALIZED
                  NET ASSET         NET               GAINS                           DIVIDENDS
                    VALUE,      INVESTMENT           (LOSSES)          TOTAL           FROM NET    DISTRIBUTIONS  TOTAL DIVIDENDS
                  BEGINNING       INCOME                ON              FROM          INVESTMENT   FROM REALIZED        AND
                  OF PERIOD       (LOSS)           INVESTMENTS       OPERATIONS         INCOME     CAPITAL GAINS   DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH STOCK FUND
-----------------------------------------------------------------------------------------------------------------------------------
T SHARES
-----------------------------------------------------------------------------------------------------------------------------------
2004
-----------------------------------------------------------------------------------------------------------------------------------
BALANCED FUND
-----------------------------------------------------------------------------------------------------------------------------------
T SHARES
-----------------------------------------------------------------------------------------------------------------------------------
2004
-----------------------------------------------------------------------------------------------------------------------------------
2003                $12.18         $0.20              $(0.23)          $(0.03)          $(0.23)         $ --           $(0.23)
-----------------------------------------------------------------------------------------------------------------------------------
2002                 13.18          0.23               (0.65)           (0.42)           (0.24)        (0.34)           (0.58)
-----------------------------------------------------------------------------------------------------------------------------------
2001                 13.37          0.30                0.12             0.42            (0.31)        (0.30)           (0.61)
-----------------------------------------------------------------------------------------------------------------------------------
2000                 13.26          0.32                0.33             0.65            (0.30)        (0.24)           (0.54)
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL APPRECIATION FUND
-----------------------------------------------------------------------------------------------------------------------------------
T SHARES
-----------------------------------------------------------------------------------------------------------------------------------
2004
-----------------------------------------------------------------------------------------------------------------------------------
2003(1)             $12.24        $(0.03)             $(1.19)          $(1.22)            $ --          $ --             $ --
-----------------------------------------------------------------------------------------------------------------------------------
2002                 13.89            --               (1.53)           (1.53)              --         (0.12)           (0.12)
-----------------------------------------------------------------------------------------------------------------------------------
2001                 17.12         (0.05)              (0.38)           (0.43)              --         (2.80)           (2.80)
-----------------------------------------------------------------------------------------------------------------------------------
2000                 16.62          0.02                1.40             1.42               --         (0.92)           (0.92)
-----------------------------------------------------------------------------------------------------------------------------------
EMERGING GROWTH STOCK FUND
-----------------------------------------------------------------------------------------------------------------------------------
T SHARES
-----------------------------------------------------------------------------------------------------------------------------------
2004
-----------------------------------------------------------------------------------------------------------------------------------
GROWTH AND INCOME FUND (A)
-----------------------------------------------------------------------------------------------------------------------------------
T SHARES
-----------------------------------------------------------------------------------------------------------------------------------
2004
-----------------------------------------------------------------------------------------------------------------------------------
2003                $13.80         $0.13              $(1.60)          $(1.47)          $(0.12)         $ --           $(0.12)
-----------------------------------------------------------------------------------------------------------------------------------
2002                 15.05          0.09               (1.26)           (1.17)           (0.08)           --            (0.08)
-----------------------------------------------------------------------------------------------------------------------------------
2001                 15.53          0.07               (0.04)            0.03            (0.08)        (0.43)           (0.51)
-----------------------------------------------------------------------------------------------------------------------------------
2000                 16.09          0.11                0.55             0.66            (0.10)        (1.12)           (1.22)
-----------------------------------------------------------------------------------------------------------------------------------
INFORMATION AND TECHNOLOGY FUND
-----------------------------------------------------------------------------------------------------------------------------------
T SHARES
-----------------------------------------------------------------------------------------------------------------------------------
2004
-----------------------------------------------------------------------------------------------------------------------------------
2003(1)              $8.06        $(0.04)             $(1.95)          $(1.99)            $ --          $ --             $ --
-----------------------------------------------------------------------------------------------------------------------------------
2002                 13.34          0.01               (5.29)           (5.28)              --            --               --
-----------------------------------------------------------------------------------------------------------------------------------
2001                 15.87         (0.08)              (2.45)           (2.53)              --            --               --
-----------------------------------------------------------------------------------------------------------------------------------
2000(3)              10.00         (0.04)               5.91             5.87               --            --               --
-----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------------------
T SHARES
-----------------------------------------------------------------------------------------------------------------------------------
2004
-----------------------------------------------------------------------------------------------------------------------------------
2003                 $9.31         $0.07              $(1.32)          $(1.25)          $(0.06)         $ --           $(0.06)
-----------------------------------------------------------------------------------------------------------------------------------
2002                 10.19          0.19               (1.07)           (0.88)              --            --               --
-----------------------------------------------------------------------------------------------------------------------------------
2001                 12.56            --               (1.22)           (1.22)           (0.04)        (1.11)           (1.15)
-----------------------------------------------------------------------------------------------------------------------------------
2000                 12.97         (0.10)               1.42             1.32            (0.07)        (1.66)           (1.73)
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                            RATIO OF NET
                                                                     RATIO OF           RATIO OF          INVESTMENT INCOME
                                           NET      RATIO OF NET  NET INVESTMENT      EXPENSES TO       (LOSS) TO AVERAGE NET
                    NET ASSET            ASSETS,     EXPENSES TO  INCOME(LOSS) TO  AVERAGE NET ASSETS     ASSETS (EXCLUDING
                   VALUE, END  TOTAL      END OF     AVERAGE NET    AVERAGE NET    (EXCLUDING WAIVERS        WAIVERS AND
                   OF PERIOD  RETURN+  PERIOD (000)    ASSETS         ASSETS       AND REIMBURSEMENT)       REIMBURSEMENT
-------------------------------------------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH STOCK FUND
-------------------------------------------------------------------------------------------------------------------------------
T SHARES
-------------------------------------------------------------------------------------------------------------------------------
2004
-------------------------------------------------------------------------------------------------------------------------------
BALANCED FUND
-------------------------------------------------------------------------------------------------------------------------------
T SHARES
-------------------------------------------------------------------------------------------------------------------------------
2004
-------------------------------------------------------------------------------------------------------------------------------
2003                 $11.92    (0.14)%    $228,475      1.02%           1.74%             1.05%                  1.71%
-------------------------------------------------------------------------------------------------------------------------------
2002                  12.18     (3.29)     241,604      1.02            1.78              1.05                   1.75
-------------------------------------------------------------------------------------------------------------------------------
2001                  13.18      3.24      209,316      1.01            2.24              1.05                   2.20
-------------------------------------------------------------------------------------------------------------------------------
2000                  13.37      5.02      223,634      0.97            2.39              1.07                   2.29
-------------------------------------------------------------------------------------------------------------------------------
CAPITAL APPRECIATION FUND
-------------------------------------------------------------------------------------------------------------------------------
T SHARES
-------------------------------------------------------------------------------------------------------------------------------
2004
-------------------------------------------------------------------------------------------------------------------------------
2003(1)              $11.02    (9.97)%  $1,090,549      1.22%         (0.32)%             1.24%                (0.34)%
-------------------------------------------------------------------------------------------------------------------------------
2002                  12.24    (11.06)   1,204,445      1.22           (0.54)             1.24                  (0.56)
-------------------------------------------------------------------------------------------------------------------------------
2001                  13.89     (3.74)   1,177,933      1.21           (0.29)             1.24                  (0.32)
-------------------------------------------------------------------------------------------------------------------------------
2000                  17.12      8.98    1,296,927      1.17            0.10              1.26                   0.01
-------------------------------------------------------------------------------------------------------------------------------
EMERGING GROWTH STOCK FUND
-------------------------------------------------------------------------------------------------------------------------------
T SHARES
-------------------------------------------------------------------------------------------------------------------------------
2004
-------------------------------------------------------------------------------------------------------------------------------
GROWTH AND INCOME FUND (A)
-------------------------------------------------------------------------------------------------------------------------------
T SHARES
-------------------------------------------------------------------------------------------------------------------------------
2004
-------------------------------------------------------------------------------------------------------------------------------
2003                 $12.21   (10.58)%    $598,862      0.99%           1.05%             0.99%                  1.05%
-------------------------------------------------------------------------------------------------------------------------------
2002                  13.80     (7.80)     792,557      0.99            0.63              0.99                   0.63
-------------------------------------------------------------------------------------------------------------------------------
2001                  15.05      0.11      867,664      0.99            0.49              0.99                   0.49
-------------------------------------------------------------------------------------------------------------------------------
2000                  15.53      4.11      885,109      1.01            0.76              1.01                   0.76
-------------------------------------------------------------------------------------------------------------------------------
INFORMATION AND TECHNOLOGY FUND
-------------------------------------------------------------------------------------------------------------------------------
T SHARES
-------------------------------------------------------------------------------------------------------------------------------
2004
-------------------------------------------------------------------------------------------------------------------------------
2003(1)               $6.07   (24.69)%     $11,789      1.25%         (0.72)%             1.25%                (0.72)%
-------------------------------------------------------------------------------------------------------------------------------
2002                   8.06    (39.58)      32,068      1.19           (0.92)             1.19                  (0.92)
-------------------------------------------------------------------------------------------------------------------------------
2001                  13.34     15.94       87,045      1.20           (0.45)             1.21                  (0.46)
-------------------------------------------------------------------------------------------------------------------------------
2000(3)               15.87     58.70      106,425      1.20           (0.54)             1.34                  (0.68)
-------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL
EQUITY FUND
-------------------------------------------------------------------------------------------------------------------------------
T SHARES
-------------------------------------------------------------------------------------------------------------------------------
2004
-------------------------------------------------------------------------------------------------------------------------------
2003                  $8.00   (13.40)%    $191,041      1.46%           0.83%             1.46%                  0.83%
-------------------------------------------------------------------------------------------------------------------------------
2002                   9.31     (8.64)     252,991      1.48            0.48              1.48                   0.48
-------------------------------------------------------------------------------------------------------------------------------
2001                  10.19    (10.79)     208,120      1.45            0.50              1.45                   0.50
-------------------------------------------------------------------------------------------------------------------------------
2000                  12.56     10.58      299,100      1.48            0.59              1.48                   0.59
-------------------------------------------------------------------------------------------------------------------------------

                           PORTFOLIO
                           TURNOVER
                             RATE
--------------------------------
AGGRESSIVE GROWTH STOCK FUND
--------------------------------
T SHARES
--------------------------------
2004
--------------------------------
BALANCED FUND
--------------------------------
T SHARES
--------------------------------
2004
--------------------------------
2003                       102%
--------------------------------
2002                        95
--------------------------------
2001                        99
--------------------------------
2000                       182
--------------------------------
CAPITAL APPRECIATION FUND
--------------------------------
T SHARES
--------------------------------
2004
--------------------------------
2003(1)                     69%
--------------------------------
2002                        75
--------------------------------
2001                        75
--------------------------------
2000                       129
--------------------------------
EMERGING GROWTH STOCK FUND
--------------------------------
T SHARES
--------------------------------
2004
--------------------------------
GROWTH AND INCOME FUND (A)
--------------------------------
T SHARES
--------------------------------
2004
--------------------------------
2003                        52%
--------------------------------
2002                        68
--------------------------------
2001                        73
--------------------------------
2000                        53
--------------------------------
INFORMATION AND TECHNOLOGY FUND
--------------------------------
T SHARES
--------------------------------
2004
--------------------------------
2003(1)                  1,259%
--------------------------------
2002                     1,102
--------------------------------
2001                       750
--------------------------------
2000(3)                    250
--------------------------------
INTERNATIONAL EQUITY FUND
--------------------------------
T SHARES
--------------------------------
2004
--------------------------------
2003                        89%
--------------------------------
2002                       102
--------------------------------
2001                        68
--------------------------------
2000                       179
--------------------------------

+ RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

(1)   PER SHARE DATA CALCULATED USING AVERAGE SHARES OUTSTANDING METHOD.

(3) T SHARES WERE OFFERED BEGINNING ON SEPTEMBER 30, 1999. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

(A) ON MAY 24, 1999, THE CRESTFUNDS VALUE FUND EXCHANGED ALL OF ITS ASSETS AND CERTAIN LIABILITIES FOR SHARES OF THE GROWTH AND INCOME FUND.

THE CRESTFUNDS VALUE FUND IS THE ACCOUNTING SURVIVOR IN THIS TRANSACTION, AND AS A RESULT, ITS BASIS OF ACCOUNTING FOR ASSETS AND LIABILITIES AND ITS OPERATING RESULTS FOR THE PERIODS PRIOR TO MAY 24, 1999 HAVE BEEN CARRIED FORWARD IN THESE FINANCIAL HIGHLIGHTS. AMOUNTS DESIGNATED AS " -- " ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

FOR THE YEARS ENDED MAY 31, (UNLESS OTHERWISE INDICATED)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS

                                                                        NET REALIZED
                                                                             AND
                                                                         UNREALIZED
                                    NET ASSET                               GAINS
                                     VALUE,                NET            (LOSSES)
                                    BEGINNING          INVESTMENT            ON              TOTAL FROM
                                    OF PERIOD         INCOME (LOSS)      INVESTMENTS         OPERATIONS
-------------------------------------------------------------------------------------------------------------------

INTERNATIONAL EQUITY INDEX FUND
-------------------------------------------------------------------------------------------------------------------
T SHARES
-------------------------------------------------------------------------------------------------------------------
2004
-------------------------------------------------------------------------------------------------------------------
2003(1)                               $9.76               $0.10             $(1.43)            $(1.33)
-------------------------------------------------------------------------------------------------------------------
2002                                  11.18                0.04              (1.43)             (1.39)
-------------------------------------------------------------------------------------------------------------------
2001                                  13.97                0.06              (2.69)             (2.63)
-------------------------------------------------------------------------------------------------------------------
2000                                  11.82                0.16               2.13               2.29
-------------------------------------------------------------------------------------------------------------------
LIFE VISION AGGRESSIVE GROWTH FUND (A) (B) (C)
-------------------------------------------------------------------------------------------------------------------
T SHARES
-------------------------------------------------------------------------------------------------------------------
2004
-------------------------------------------------------------------------------------------------------------------
2003                                  $9.57               $0.03             $(1.02)            $(0.99)
-------------------------------------------------------------------------------------------------------------------
2002                                  10.31                0.02              (0.74)             (0.72)
-------------------------------------------------------------------------------------------------------------------
2001                                  11.61                0.11               0.23               0.34
-------------------------------------------------------------------------------------------------------------------
2000                                  11.31                0.05               0.74               0.79
-------------------------------------------------------------------------------------------------------------------
LIFE VISION CONSERVATIVE FUND (A)(B)(C)
-------------------------------------------------------------------------------------------------------------------
T SHARES
-------------------------------------------------------------------------------------------------------------------
2004
-------------------------------------------------------------------------------------------------------------------
LIFE VISION GROWTH AND INCOME FUND (A) (B) (C)
-------------------------------------------------------------------------------------------------------------------
T SHARES
-------------------------------------------------------------------------------------------------------------------
2004
-------------------------------------------------------------------------------------------------------------------
2003                                  $9.98               $0.13             $(0.65)            $(0.52)
-------------------------------------------------------------------------------------------------------------------
2002                                  10.42                0.12              (0.43)             (0.31)
-------------------------------------------------------------------------------------------------------------------
2001                                  10.50                0.24               0.40               0.64
-------------------------------------------------------------------------------------------------------------------
2000                                  10.33                0.07               0.52               0.59
-------------------------------------------------------------------------------------------------------------------
LIFE VISION  MODERATE GROWTH FUND (A) (B) (C)
-------------------------------------------------------------------------------------------------------------------
T SHARES
-------------------------------------------------------------------------------------------------------------------
2004
-------------------------------------------------------------------------------------------------------------------
2003                                  $9.40               $0.16             $(0.38)            $(0.22)
-------------------------------------------------------------------------------------------------------------------
2002                                   9.73                0.17              (0.32)             (0.15)
-------------------------------------------------------------------------------------------------------------------
2001                                  10.61                0.32               0.20               0.52
-------------------------------------------------------------------------------------------------------------------
2000                                  10.80                0.33               0.13               0.46
-------------------------------------------------------------------------------------------------------------------
MID-CAP EQUITY FUND
-------------------------------------------------------------------------------------------------------------------
T SHARES
-------------------------------------------------------------------------------------------------------------------
2004
-------------------------------------------------------------------------------------------------------------------
2003(1)                               $9.79              $(0.03)           $(1.02)*           $(1.05)*
-------------------------------------------------------------------------------------------------------------------
2002                                  10.95                0.01              (1.17)             (1.16)
-------------------------------------------------------------------------------------------------------------------
2001                                  14.10               (0.03)             (0.61)             (0.64)
-------------------------------------------------------------------------------------------------------------------
2000                                  12.68               (0.04)              2.32               2.28
-------------------------------------------------------------------------------------------------------------------
MID-CAP VALUE EQUITY FUND
-------------------------------------------------------------------------------------------------------------------
T SHARES
-------------------------------------------------------------------------------------------------------------------
2004
-------------------------------------------------------------------------------------------------------------------
2003                                  $10.95              $0.05             $(2.16)            $(2.11)
-------------------------------------------------------------------------------------------------------------------
2002(3)                                10.00               0.02               0.94               0.96
-------------------------------------------------------------------------------------------------------------------

                                     DIVIDENDS
                                     FROM NET              DISTRIBUTIONS          TOTAL DIVIDENDS        NET ASSET
                                    INVESTMENT             FROM REALIZED                AND              VALUE, END
                                      INCOME               CAPITAL GAINS           DISTRIBUTIONS         OF PERIOD
-----------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND
-----------------------------------------------------------------------------------------------------------------------------
T SHARES
-----------------------------------------------------------------------------------------------------------------------------
2004
-----------------------------------------------------------------------------------------------------------------------------
2003(1)                               $(0.04)                 $   --                  $ (0.04)             $ 8.39
-----------------------------------------------------------------------------------------------------------------------------
2002                                   (0.03)                     --                    (0.03)               9.76
-----------------------------------------------------------------------------------------------------------------------------
2001                                   (0.07)                  (0.09)                   (0.16)              11.18
-----------------------------------------------------------------------------------------------------------------------------

2000                                   (0.03)                  (0.11)                   (0.14)              13.97
-----------------------------------------------------------------------------------------------------------------------------
LIFE VISION AGGRESSIVE GROWTH FUND (A) (B) (C)
-----------------------------------------------------------------------------------------------------------------------------
T SHARES
-----------------------------------------------------------------------------------------------------------------------------
2004
-----------------------------------------------------------------------------------------------------------------------------
2003                                  $(0.03)                 $   --                  $ (0.03)             $ 8.55
-----------------------------------------------------------------------------------------------------------------------------
2002                                   (0.02)                     --                    (0.02)               9.57
-----------------------------------------------------------------------------------------------------------------------------
2001                                   (0.12)                  (1.52)                   (1.64)              10.31
-----------------------------------------------------------------------------------------------------------------------------
2000                                   (0.05)                  (0.44)                   (0.49)              11.61
-----------------------------------------------------------------------------------------------------------------------------
LIFE VISION CONSERVATIVE FUND (A)(B)(C)
-----------------------------------------------------------------------------------------------------------------------------
T SHARES
-----------------------------------------------------------------------------------------------------------------------------
2004
-----------------------------------------------------------------------------------------------------------------------------
LIFE VISION GROWTH AND INCOME FUND (A) (B) (C)
-----------------------------------------------------------------------------------------------------------------------------
T SHARES
-----------------------------------------------------------------------------------------------------------------------------
2004
-----------------------------------------------------------------------------------------------------------------------------
2003                                  $(0.13)                 $   --                  $ (0.13)             $ 9.33
-----------------------------------------------------------------------------------------------------------------------------
2002                                   (0.13)                     --                    (0.13)               9.98
-----------------------------------------------------------------------------------------------------------------------------
2001                                   (0.25)                  (0.47)                   (0.72)              10.42
-----------------------------------------------------------------------------------------------------------------------------
2000                                   (0.17)                  (0.25)                   (0.42)              10.50
-----------------------------------------------------------------------------------------------------------------------------
LIFE VISION MODERATE GROWTH FUND (A) (B) (C)
-----------------------------------------------------------------------------------------------------------------------------
T SHARES
-----------------------------------------------------------------------------------------------------------------------------
2004
-----------------------------------------------------------------------------------------------------------------------------
2003                                  $(0.16)                  $  --                  $ (0.16)             $ 9.02
-----------------------------------------------------------------------------------------------------------------------------
2002                                   (0.18)                     --                    (0.18)               9.40
-----------------------------------------------------------------------------------------------------------------------------
2001                                   (0.34)                 $(1.06)                   (1.40)               9.73
-----------------------------------------------------------------------------------------------------------------------------
2000                                   (0.21)                  (0.44)                   (0.65)              10.61
-----------------------------------------------------------------------------------------------------------------------------
MID-CAP EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------------
T SHARES
-----------------------------------------------------------------------------------------------------------------------------
2004
-----------------------------------------------------------------------------------------------------------------------------
2003(1)                               $   --                  $   --                    $--                $ 8.74
-----------------------------------------------------------------------------------------------------------------------------
2002                                      --                      --                      --                 9.79
-----------------------------------------------------------------------------------------------------------------------------
2001                                      --                   (2.51)                   (2.51)              10.95
-----------------------------------------------------------------------------------------------------------------------------
2000                                      --                   (0.86)                   (0.86)              14.10
-----------------------------------------------------------------------------------------------------------------------------
MID-CAP VALUE EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------------
T SHARES
-----------------------------------------------------------------------------------------------------------------------------
2004
-----------------------------------------------------------------------------------------------------------------------------
2003                                  $(0.04)                 $(0.18)                  $(0.22)             $ 8.62
-----------------------------------------------------------------------------------------------------------------------------
2002(3)                                (0.01)                     --                    (0.01)              10.95
-----------------------------------------------------------------------------------------------------------------------------

                                                                                                 RATIO OF
                                                                          RATIO OF NET        NET INVESTMENT
                                                      NET ASSETS,          EXPENSES TO       INCOME (LOSS) TO
                                    TOTAL               END OF             AVERAGE NET          AVERAGE NET
                                   RETURN+           PERIOD (000)            ASSETS               ASSETS
------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND
------------------------------------------------------------------------------------------------------------------
T SHARES
------------------------------------------------------------------------------------------------------------------
2004
------------------------------------------------------------------------------------------------------------------
2003(1)                            (13.63)%            $ 248,770               1.03%                1.26%
------------------------------------------------------------------------------------------------------------------
2002                                (12.43)              287,944               1.04                 0.63
------------------------------------------------------------------------------------------------------------------
2001                                (18.90)              236,862               1.06                 0.40
------------------------------------------------------------------------------------------------------------------

2000                                 19.36               340,853               1.07                 0.83
------------------------------------------------------------------------------------------------------------------
LIFE VISION AGGRESSIVE GROWTH FUND (A) (B) (C)
------------------------------------------------------------------------------------------------------------------
T SHARES
------------------------------------------------------------------------------------------------------------------
2004
------------------------------------------------------------------------------------------------------------------
2003                               (10.36)%            $  28,681               0.25%                0.33%
------------------------------------------------------------------------------------------------------------------
2002                                 (6.96)               34,398               0.25                 0.17
------------------------------------------------------------------------------------------------------------------
2001                                  3.07                23,936               0.25                 1.05
------------------------------------------------------------------------------------------------------------------
2000                                  7.25                18,412               0.25                 0.48
------------------------------------------------------------------------------------------------------------------
LIFE VISION CONSERVATIVE FUND (A)(B)(C)
------------------------------------------------------------------------------------------------------------------
T SHARES
------------------------------------------------------------------------------------------------------------------
2004
------------------------------------------------------------------------------------------------------------------
LIFE VISION GROWTH AND INCOME FUND (A) (B) (C)
------------------------------------------------------------------------------------------------------------------
T SHARES
------------------------------------------------------------------------------------------------------------------
2004
------------------------------------------------------------------------------------------------------------------
2003                                (5.16)%            $  59,449               0.25%                1.46%
------------------------------------------------------------------------------------------------------------------
2002                                 (2.97)               77,395               0.25                 1.25
------------------------------------------------------------------------------------------------------------------
2001                                  6.31                37,550               0.25                 2.41
------------------------------------------------------------------------------------------------------------------
2000                                  5.81                30,473               0.25                 1.77
------------------------------------------------------------------------------------------------------------------
LIFE VISION MODERATE GROWTH FUND (A) (B) (C)
------------------------------------------------------------------------------------------------------------------
T SHARES
------------------------------------------------------------------------------------------------------------------
2004
------------------------------------------------------------------------------------------------------------------
2003                                (2.21)%            $  93,722               0.25%                1.87%
------------------------------------------------------------------------------------------------------------------
2002                                 (1.52)               88,592               0.25                 1.81
------------------------------------------------------------------------------------------------------------------
2001                                  5.28                73,429               0.25                 3.04
------------------------------------------------------------------------------------------------------------------
2000                                  4.46                69,622               0.25                 2.19
------------------------------------------------------------------------------------------------------------------
MID-CAP EQUITY FUND
------------------------------------------------------------------------------------------------------------------
T SHARES
------------------------------------------------------------------------------------------------------------------
2004
------------------------------------------------------------------------------------------------------------------
2003(1)                            (10.73)%            $ 118,092               1.22%               (0.31)%
------------------------------------------------------------------------------------------------------------------
2002                                (10.59)              171,813               1.22                (0.18)
------------------------------------------------------------------------------------------------------------------
2001                                 (6.92)              156,111               1.21                (0.24)
------------------------------------------------------------------------------------------------------------------
2000                                 19.10               206,545               1.17                   --
------------------------------------------------------------------------------------------------------------------
MID-CAP VALUE EQUITY FUND
------------------------------------------------------------------------------------------------------------------
T SHARES
------------------------------------------------------------------------------------------------------------------
2004
------------------------------------------------------------------------------------------------------------------
2003                               (19.05)%            $  99,854               1.25%                0.63%
------------------------------------------------------------------------------------------------------------------
2002(3)                               9.65               174,859               1.27                 0.29
------------------------------------------------------------------------------------------------------------------


                                                                 RATIO OF
                                    RATIO OF                  NET INVESTMENT
                                   EXPENSES TO               INCOME (LOSS) TO
                               AVERAGE NET ASSETS           AVERAGE NET ASSETS           PORTFOLIO
                               (EXCLUDING WAIVERS          (EXCLUDING WAIVERS            TURNOVER
                                AND REIMBURSEMENT)          AND REIMBURSEMENT)             RATE
-----------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND
-----------------------------------------------------------------------------------------------------
T SHARES
-----------------------------------------------------------------------------------------------------
2004
-----------------------------------------------------------------------------------------------------
2003(1)                                1.12%                        1.17%                    25%
-----------------------------------------------------------------------------------------------------
2002                                   1.12                         0.55                     35
-----------------------------------------------------------------------------------------------------
2001                                   1.09                         0.37                     13
-----------------------------------------------------------------------------------------------------

2000                                   1.18                         0.72                      9
-----------------------------------------------------------------------------------------------------
LIFE VISION AGGRESSIVE GROWTH FUND (A) (B) (C)
-----------------------------------------------------------------------------------------------------
T SHARES
-----------------------------------------------------------------------------------------------------
2004
-----------------------------------------------------------------------------------------------------
2003                                   0.40%                        0.18%                    50%
-----------------------------------------------------------------------------------------------------
2002                                   0.41                         0.01                    101
-----------------------------------------------------------------------------------------------------
2001                                   0.43                         0.87                    202
-----------------------------------------------------------------------------------------------------
2000                                   0.44                         0.29                    183
-----------------------------------------------------------------------------------------------------
LIFE VISION  CONSERVATIVE FUND (A)(B)(C)
-----------------------------------------------------------------------------------------------------
T SHARES
-----------------------------------------------------------------------------------------------------
2004
-----------------------------------------------------------------------------------------------------
LIFE VISION GROWTH AND INCOME FUND (A) (B) (C)
-----------------------------------------------------------------------------------------------------
T SHARES
-----------------------------------------------------------------------------------------------------
2004
-----------------------------------------------------------------------------------------------------
2003                                   0.37%                        1.34%                   139%
-----------------------------------------------------------------------------------------------------
2002                                   0.39                         1.11                    166
-----------------------------------------------------------------------------------------------------
2001                                   0.39                         2.27                    286
-----------------------------------------------------------------------------------------------------
2000                                   0.42                         1.60                    189
-----------------------------------------------------------------------------------------------------
LIFE VISION MODERATE GROWTH FUND (A) (B) (C)
-----------------------------------------------------------------------------------------------------
T SHARES
-----------------------------------------------------------------------------------------------------
2004
-----------------------------------------------------------------------------------------------------
2003                                   0.36%                         1.76%                  101%
-----------------------------------------------------------------------------------------------------
2002                                   0.36                         1.70                    202
-----------------------------------------------------------------------------------------------------
2001                                   0.37                         2.92                    247
-----------------------------------------------------------------------------------------------------
2000                                   0.37                         2.07                    151
-----------------------------------------------------------------------------------------------------
MID-CAP EQUITY FUND
-----------------------------------------------------------------------------------------------------
T SHARES
-----------------------------------------------------------------------------------------------------
2004
-----------------------------------------------------------------------------------------------------
2003(1)                                1.25%                      (0.34)%                   144%
-----------------------------------------------------------------------------------------------------
2002                                   1.24                        (0.20)                    87
-----------------------------------------------------------------------------------------------------
2001                                   1.25                        (0.28)                   100
-----------------------------------------------------------------------------------------------------
2000                                   1.25                        (0.08)                   131
-----------------------------------------------------------------------------------------------------
MID-CAP VALUE EQUITY FUND
-----------------------------------------------------------------------------------------------------
T SHARES
-----------------------------------------------------------------------------------------------------
2004
-----------------------------------------------------------------------------------------------------
2003                                   1.35%                        0.53%                    71%
-----------------------------------------------------------------------------------------------------
2002(3)                                1.37                         0.19                     30
-----------------------------------------------------------------------------------------------------

+ RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

*     INCLUDES REDEMPTION FEES OF $0.01.

(1)   PER SHARE DATA CALCULATED USING AVERAGE SHARES OUTSTANDING METHOD.

(2) FOR THE SIX MONTH PERIOD ENDED MAY 31, 1999. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

(3) COMMENCED OPERATIONS ON NOVEMBER 30, 2001. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

(A) ON MAY 24, 1999, THE CRESTFUNDS LIFE VISION MAXIMUM GROWTH, CRESTFUNDS LIFE VISION GROWTH AND INCOME, AND CRESTFUNDS LIFE VISION BALANCED PORTFOLIOS EXCHANGED ALL OF THEIR ASSETS AND CERTAIN LIABILITIES FOR SHARES OF THE LIFE VISION AGGRESSIVE GROWTH, LIFE VISION GROWTH AND INCOME, AND LIFE VISION MODERATE GROWTH FUNDS, RESPECTIVELY. THE CRESTFUNDS LIFE VISION MAXIMUM GROWTH, CRESTFUNDS LIFE VISION GROWTH AND INCOME, AND CRESTFUNDS LIFE VISION BALANCED PORTFOLIOS ARE THE ACCOUNTING SURVIVORS IN THESE TRANSACTIONS, AND AS A RESULT, THEIR BASIS OF ACCOUNTING FOR ASSETS AND LIABILITIES AND THEIR OPERATING RESULTS FOR THE PERIODS PRIOR TO MAY 24, 1999 HAVE BEEN CARRIED FORWARD IN THESE FINANCIAL HIGHLIGHTS.

(B) THE LIFE VISION FUNDS AND ITS SHAREHOLDERS INDIRECTLY BEAR A PRO RATA SHARE OF THE EXPENSES OF THE UNDERLYING STI CLASSIC FUNDS. THE EXPENSE RATIOS DO NOT INCLUDE SUCH EXPENSES.

(C) RECOGNITION OF NET INVESTMENT INCOME BY THE LIFE VISION FUNDS IS AFFECTED BY THE TIMING OF THE DECLARATION OF DIVIDENDS BY THE STI CLASSIC FUNDS IN WHICH THE LIFE VISION FUNDS INVEST.

AMOUNTS DESIGNATED AS " -- " ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

FOR THE YEARS ENDED MAY 31, (UNLESS OTHERWISE INDICATED)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS


                                                                         NET REALIZED
                                                                             AND
                                                                          UNREALIZED
                                   NET ASSET                                GAINS                                DIVIDENDS
                                     VALUE,                NET             (LOSSES)                               FROM NET
                                   BEGINNING           INVESTMENT             ON             TOTAL FROM          INVESTMENT
                                   OF PERIOD          INCOME (LOSS)      INVESTMENTS         OPERATIONS            INCOME
-------------------------------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH STOCK FUND
-------------------------------------------------------------------------------------------------------------------------------
T SHARES
-------------------------------------------------------------------------------------------------------------------------------
2004
-------------------------------------------------------------------------------------------------------------------------------
2003(1)                              $17.28             $ (0.12)            $(1.72)            $(1.84)                $--
-------------------------------------------------------------------------------------------------------------------------------
2002                                  18.37                  --              (1.02)             (1.02)                 --
-------------------------------------------------------------------------------------------------------------------------------
2001                                  18.30               (0.18)              1.71               1.53                  --
-------------------------------------------------------------------------------------------------------------------------------
2000                                  14.55               (0.08)              4.02               3.94                  --
-------------------------------------------------------------------------------------------------------------------------------
SMALL CAP VALUE EQUITY FUND
-------------------------------------------------------------------------------------------------------------------------------
T SHARES
-------------------------------------------------------------------------------------------------------------------------------
2004
-------------------------------------------------------------------------------------------------------------------------------
2003                                 $14.54               $0.08             $(0.82)            $(0.74)             $(0.07)
-------------------------------------------------------------------------------------------------------------------------------
2002                                  12.21                0.08               2.35               2.43               (0.10)
-------------------------------------------------------------------------------------------------------------------------------
2001                                   9.13                0.17               3.07               3.24               (0.16)
-------------------------------------------------------------------------------------------------------------------------------
2000                                   9.70                0.13              (0.59)             (0.46)              (0.11)
-------------------------------------------------------------------------------------------------------------------------------
TAX SENSITIVE GROWTH STOCK FUND
-------------------------------------------------------------------------------------------------------------------------------
T SHARES
-------------------------------------------------------------------------------------------------------------------------------
2004
-------------------------------------------------------------------------------------------------------------------------------
2003(1)                              $23.25                 $--             $(2.47)            $(2.47)                $--
-------------------------------------------------------------------------------------------------------------------------------
2002                                  26.74               (0.02)             (3.47)             (3.49)                 --
-------------------------------------------------------------------------------------------------------------------------------
2001                                  33.10               (0.03)             (6.33)             (6.36)                 --
-------------------------------------------------------------------------------------------------------------------------------
2000                                  29.96                0.02               3.12               3.14                  --
-------------------------------------------------------------------------------------------------------------------------------
VALUE INCOME STOCK FUND
-------------------------------------------------------------------------------------------------------------------------------
T SHARES
-------------------------------------------------------------------------------------------------------------------------------
2004
-------------------------------------------------------------------------------------------------------------------------------
2003                                 $11.05               $0.15             $(1.33)            $(1.18)             $(0.14)
-------------------------------------------------------------------------------------------------------------------------------
2002                                  11.61                0.12              (0.56)             (0.44)              (0.12)
-------------------------------------------------------------------------------------------------------------------------------
2001                                  10.38                0.19               1.24               1.43               (0.20)
-------------------------------------------------------------------------------------------------------------------------------
2000                                  12.85                0.23              (1.49)             (1.26)              (0.22)
-------------------------------------------------------------------------------------------------------------------------------

                                            DISTRIBUTIONS       TOTAL DIVIDENDS         NET ASSET
                                            FROM REALIZED             AND               VALUE, END           TOTAL
                                            CAPITAL GAINS        DISTRIBUTIONS          OF PERIOD           RETURN+
--------------------------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH STOCK FUND
--------------------------------------------------------------------------------------------------------------------------
T SHARES
--------------------------------------------------------------------------------------------------------------------------
2004
--------------------------------------------------------------------------------------------------------------------------
2003(1)                                      $(0.25)                 $(0.25)             $15.19              (10.50)%
--------------------------------------------------------------------------------------------------------------------------
2002                                          (0.07)                  (0.07)              17.28               (5.55)
--------------------------------------------------------------------------------------------------------------------------
2001                                          (1.46)                  (1.46)              18.37                8.33
--------------------------------------------------------------------------------------------------------------------------
2000                                          (0.19)                  (0.19)              18.30               27.24
--------------------------------------------------------------------------------------------------------------------------
SMALL CAP VALUE EQUITY FUND
--------------------------------------------------------------------------------------------------------------------------
T SHARES
--------------------------------------------------------------------------------------------------------------------------
2004
--------------------------------------------------------------------------------------------------------------------------
2003                                            $--                  $(0.07)             $13.73               (5.09)%
--------------------------------------------------------------------------------------------------------------------------
2002                                             --                   (0.10)              14.54               20.06
--------------------------------------------------------------------------------------------------------------------------
2001                                             --                   (0.16)              12.21               35.90
--------------------------------------------------------------------------------------------------------------------------
2000                                             --                   (0.11)               9.13               (4.72)
--------------------------------------------------------------------------------------------------------------------------
TAX SENSITIVE GROWTH STOCK FUND
--------------------------------------------------------------------------------------------------------------------------
T SHARES
--------------------------------------------------------------------------------------------------------------------------
2004
--------------------------------------------------------------------------------------------------------------------------
2003(1)                                         $--                     $--              $20.78              (10.62)%
--------------------------------------------------------------------------------------------------------------------------
2002                                             --                      --               23.25              (13.05)
--------------------------------------------------------------------------------------------------------------------------
2001                                             --                      --               26.74              (19.21)
--------------------------------------------------------------------------------------------------------------------------
2000                                             --                      --               33.10               10.48
--------------------------------------------------------------------------------------------------------------------------
VALUE INCOME STOCK FUND
--------------------------------------------------------------------------------------------------------------------------
T SHARES
--------------------------------------------------------------------------------------------------------------------------
2004
--------------------------------------------------------------------------------------------------------------------------
2003                                            $--                  $(0.14)             $ 9.73              (10.54)%
--------------------------------------------------------------------------------------------------------------------------
2002                                             --                   (0.12)              11.05               (3.68)
--------------------------------------------------------------------------------------------------------------------------
2001                                             --                   (0.20)              11.61               14.09
--------------------------------------------------------------------------------------------------------------------------
2000                                          (0.99)                  (1.21)              10.38              (10.52)
--------------------------------------------------------------------------------------------------------------------------

                                                                                     RATIO OF
                                                               RATIO OF NET       NET INVESTMENT
                                           NET ASSETS,         EXPENSES TO       INCOME (LOSS) TO              RATIO OF
                                             END OF            AVERAGE NET         AVERAGE NET                EXPENSES TO
                                          PERIOD (000)           ASSETS               ASSETS              AVERAGE NET ASSETS
--------------------------------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH STOCK FUND
--------------------------------------------------------------------------------------------------------------------------------
T SHARES
--------------------------------------------------------------------------------------------------------------------------------
2004
--------------------------------------------------------------------------------------------------------------------------------
2003(1)                                     $567,714               1.24%              (0.87)%                     1.24%
--------------------------------------------------------------------------------------------------------------------------------
2002                                         593,211               1.25                (1.01)                     1.25
--------------------------------------------------------------------------------------------------------------------------------
2001                                         508,857               1.24                (0.95)                     1.25
--------------------------------------------------------------------------------------------------------------------------------
2000                                         431,478               1.20                (0.86)                     1.23
--------------------------------------------------------------------------------------------------------------------------------
SMALL CAP VALUE EQUITY FUND
--------------------------------------------------------------------------------------------------------------------------------
T SHARES
--------------------------------------------------------------------------------------------------------------------------------
2004
--------------------------------------------------------------------------------------------------------------------------------
2003                                        $518,468               1.24%                0.64%                     1.24%
--------------------------------------------------------------------------------------------------------------------------------
2002                                         614,199               1.25                 0.67                      1.25
--------------------------------------------------------------------------------------------------------------------------------
2001                                         401,900               1.25                 1.72                      1.25
--------------------------------------------------------------------------------------------------------------------------------
2000                                         212,074               1.22                 1.31                      1.25
--------------------------------------------------------------------------------------------------------------------------------
TAX SENSITIVE GROWTH STOCK FUND
--------------------------------------------------------------------------------------------------------------------------------
T SHARES
--------------------------------------------------------------------------------------------------------------------------------
2004
--------------------------------------------------------------------------------------------------------------------------------
2003(1)                                     $198,429               1.24%              (0.01)%                     1.24%
--------------------------------------------------------------------------------------------------------------------------------
2002                                         244,707               1.24                (0.10)                     1.24
--------------------------------------------------------------------------------------------------------------------------------
2001                                         460,311               1.24                (0.10)                     1.25
--------------------------------------------------------------------------------------------------------------------------------
2000                                         710,179               1.20                 0.13                      1.26
--------------------------------------------------------------------------------------------------------------------------------
VALUE INCOME STOCK FUND
--------------------------------------------------------------------------------------------------------------------------------
T SHARES
--------------------------------------------------------------------------------------------------------------------------------
2004
--------------------------------------------------------------------------------------------------------------------------------
2003                                        $681,899               0.89%                1.68%                     0.89%
--------------------------------------------------------------------------------------------------------------------------------
2002                                         686,014               0.90                 1.13                      0.90
--------------------------------------------------------------------------------------------------------------------------------
2001                                         704,842               0.90                 1.70                      0.90
--------------------------------------------------------------------------------------------------------------------------------
2000                                         921,797               0.89                 2.02                      0.89
--------------------------------------------------------------------------------------------------------------------------------



                                         RATIO OF
                                      NET INVESTMENT             PORTFOLIO
                                     INCOME (LOSS) TO            TURNOVER
                                    AVERAGE NET ASSETS             RATE
---------------------------------------------------------------------------------
SMALL CAP GROWTH STOCK FUND
---------------------------------------------------------------------------------
T SHARES
---------------------------------------------------------------------------------
2004
---------------------------------------------------------------------------------
2003(1)                                   (0.87)%                    96%
---------------------------------------------------------------------------------
2002                                       (1.01)                   100
---------------------------------------------------------------------------------
2001                                       (0.96)                   112
---------------------------------------------------------------------------------
2000                                       (0.89)                   110
---------------------------------------------------------------------------------
SMALL CAP VALUE EQUITY FUND
---------------------------------------------------------------------------------
T SHARES
---------------------------------------------------------------------------------
2004
---------------------------------------------------------------------------------
2003                                        0.64%                    29%
---------------------------------------------------------------------------------
2002                                        0.67                     29
---------------------------------------------------------------------------------
2001                                        1.72                     86
---------------------------------------------------------------------------------
2000                                        1.28                     65
---------------------------------------------------------------------------------
TAX SENSITIVE GROWTH STOCK FUND
---------------------------------------------------------------------------------
T SHARES
---------------------------------------------------------------------------------
2004
---------------------------------------------------------------------------------
2003(1)                                   (0.01)%                    58%
---------------------------------------------------------------------------------
2002                                       (0.10)                    69
---------------------------------------------------------------------------------
2001                                       (0.11)                   103
---------------------------------------------------------------------------------
2000                                        0.07                     30
---------------------------------------------------------------------------------
VALUE INCOME STOCK FUND
---------------------------------------------------------------------------------
T SHARES
---------------------------------------------------------------------------------
2004
---------------------------------------------------------------------------------
2003                                        1.68%                    46%
---------------------------------------------------------------------------------
2002                                        1.13                     60
---------------------------------------------------------------------------------
2001                                        1.70                     77
---------------------------------------------------------------------------------
2000                                        2.02                     62
---------------------------------------------------------------------------------

+ RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

(1)   PER SHARE DATA CALCULATED USING AVERAGE SHARES OUTSTANDING METHOD.

(2) SHARES WERE OFFERED BEGINNING ON OCTOBER 8, 1998. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

(3) T SHARES WERE OFFERED BEGINNING ON DECEMBER 11, 1998. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

AMOUNTS DESIGNATED AS " -- " ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

                         HOW TO OBTAIN MORE INFORMATION

                           ABOUT THE STI CLASSIC FUNDS

INVESTMENT ADVISER

Trusco Capital Management, Inc.
50 Hurt Plaza
Suite 1400
Atlanta, Georgia 30303

DISTRIBUTOR

[Insert BISYS Information]

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI includes detailed information about the STI Classic Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list each Fund's holdings and contain information from the Funds' managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE: Call [1-800-428-6970]

BY MAIL: Write to the Funds

[Insert BISYS Information]

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the STI Classic Funds, from the EDGAR Database on the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov. The STI Classic Funds' Investment Company Act registration number is 811-06557.

                                                         [Insert Marketing Code]

                       STATEMENT OF ADDITIONAL INFORMATION

                                STI CLASSIC FUNDS

                                 OCTOBER 1, 2004

                               INVESTMENT ADVISER:
                         TRUSCO CAPITAL MANAGEMENT, INC.
                                 (THE "ADVISER")

This Statement of Additional Information ("SAI") is not a prospectus. It is intended to provide additional information regarding the activities and operations of STI Classic Funds (the "Trust") and should be read in conjunction with the Trust's prospectuses dated October 1, 2004. This SAI relates to each class of the following series of the Trust (each a "Fund" and collectively, the "Funds"):

                                                      A SHARES        B SHARES       L SHARES      T SHARES
------------------------------------------------------------------------------------------------------------
EQUITY FUNDS
------------------------------------------------------------------------------------------------------------
Aggressive Growth Stock Fund                              X                             X              X
------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund                                 X                             X              X
------------------------------------------------------------------------------------------------------------
Emerging Growth Stock Fund                                X                             X              X
------------------------------------------------------------------------------------------------------------
Growth and Income Fund                                    X                             X              X
------------------------------------------------------------------------------------------------------------
Information and Technology Fund                           X                             X              X
------------------------------------------------------------------------------------------------------------
International Equity Fund                                 X                             X              X
------------------------------------------------------------------------------------------------------------
International Equity Index Fund                           X                             X              X
------------------------------------------------------------------------------------------------------------
Mid-Cap Equity Fund                                       X                             X              X
------------------------------------------------------------------------------------------------------------
Mid-Cap Value Equity Fund                                 X                             X              X
------------------------------------------------------------------------------------------------------------
Small Cap Growth Stock Fund                               X                             X              X
------------------------------------------------------------------------------------------------------------
Small Cap Value Equity Fund                               X                             X              X
------------------------------------------------------------------------------------------------------------
Strategic Quantitative Equity Fund                        X                             X              X
------------------------------------------------------------------------------------------------------------
Tax Sensitive Growth Stock Fund                           X                             X              X
------------------------------------------------------------------------------------------------------------
Value Income Stock Fund                                   X                             X              X
------------------------------------------------------------------------------------------------------------
BALANCED FUND
------------------------------------------------------------------------------------------------------------
Balanced Fund                                             X                             X              X
------------------------------------------------------------------------------------------------------------
BOND FUNDS
------------------------------------------------------------------------------------------------------------
High Income Fund                                          X                             X              X
------------------------------------------------------------------------------------------------------------
Investment Grade Bond Fund                                X                             X              X
------------------------------------------------------------------------------------------------------------
Limited-Term Federal Mortgage Securities Fund             X                             X              X
------------------------------------------------------------------------------------------------------------
Short-Term Bond Fund                                      X                             X              X
------------------------------------------------------------------------------------------------------------
Short-Term U.S. Treasury Securities Fund                  X                             X              X
------------------------------------------------------------------------------------------------------------
Strategic Income Fund                                     X                             X              X
------------------------------------------------------------------------------------------------------------
U.S. Government Securities Fund                           X                             X              X

                                                      A SHARES        B SHARES       L SHARES      T SHARES
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
TAX-EXEMPT BOND FUNDS
------------------------------------------------------------------------------------------------------------
Florida Tax-Exempt Bond Fund                              X                             X              X
-------------------------------------------------------------------------------------------------------------
Georgia Tax-Exempt Bond Fund                              X                             X              X
------------------------------------------------------------------------------------------------------------
Investment Grade Tax-Exempt Bond Fund                     X                             X              X
------------------------------------------------------------------------------------------------------------
Maryland Municipal Bond Fund                              X                             X              X
------------------------------------------------------------------------------------------------------------
Virginia Intermediate Municipal Bond Fund                 X                             X              X
------------------------------------------------------------------------------------------------------------
Virginia Municipal Bond Fund                              X                             X              X
------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS
------------------------------------------------------------------------------------------------------------
Prime Quality Money Market Fund                           X                             X              X
------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market Fund                              X                                            X
------------------------------------------------------------------------------------------------------------
U.S. Government Securities Money Market Fund              X                                            X
------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund                           X                                            X
------------------------------------------------------------------------------------------------------------
Virginia Tax-Free Money Market Fund                       X                                            X
------------------------------------------------------------------------------------------------------------
LIFE VISION FUNDS
------------------------------------------------------------------------------------------------------------
Life Vision Aggressive Growth Fund                        X                X                           X
------------------------------------------------------------------------------------------------------------
Life Vision Conservative Fund                             X                X                           X
------------------------------------------------------------------------------------------------------------
Life Vision Growth and Income Fund                        X                X                           X
------------------------------------------------------------------------------------------------------------
Life Vision Moderate Growth Fund                          X                X                           X

This SAI is incorporated by reference into the Trust's prospectuses. Capitalized terms not defined herein are defined in the prospectuses. A Prospectus may be obtained by writing to the Trust or calling toll-free 1-800-428-6970.

                                TABLE OF CONTENTS

THE TRUST........................................................     3
DESCRIPTION OF PERMITTED INVESTMENTS.............................     3
INVESTMENT LIMITATIONS...........................................    30
THE ADVISER......................................................    32
THE SUBADVISER...................................................    35
THE ADMINISTRATOR................................................    36
THE DISTRIBUTOR..................................................    38
THE TRANSFER AGENT...............................................    47
THE CUSTODIAN....................................................    47
INDEPENDENT AUDITORS.............................................    47
LEGAL COUNSEL....................................................    47
TRUSTEES AND OFFICERS OF THE TRUST...............................    47
PURCHASING AND REDEEMING SHARES..................................    51
DETERMINATION OF NET ASSET VALUE.................................    52
TAXES    ........................................................    54
FUND TRANSACTIONS................................................    58
PORTFOLIO TURNOVER RATE..........................................    64
DESCRIPTION OF SHARES............................................    65
VOTING RIGHTS....................................................    65
SHAREHOLDER LIABILITY............................................    65
LIMITATION OF TRUSTEES' LIABILITY................................    66
CODES OF ETHICS..................................................    66
PROXY VOTING.....................................................    66
5% AND 25% SHAREHOLDERS..........................................    66
FINANCIAL STATEMENTS.............................................    96
APPENDIX A - DESCRIPTION OF RATINGS..............................   A-1
APPENDIX B - PROXY VOTING SUMMARIES..............................   B-1

      THE TRUST

Each Fund is a separate series of the Trust, an open-end management investment company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Declaration of Trust permits the Trust to offer separate series (each a "Fund" and collectively, the "Funds") of units of beneficial interest ("shares") and different classes of shares of each Fund. The Trust reserves the right to create and issue shares of additional funds and/or classes.

      DESCRIPTION OF PERMITTED INVESTMENTS

The Funds' respective investment objectives and principal investment strategies are described in the prospectuses. The following information supplements, and should be read in conjunction with, the prospectuses. Following are descriptions of the permitted investments and investment practices discussed in the Funds' "Investment Strategy" section and the associated risk factors. The Adviser will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with and permitted by the Funds' stated investment policies.

AMERICAN DEPOSITARY RECEIPTS (ADRS), EUROPEAN DEPOSITARY RECEIPTS (EDRS) AND GLOBAL DEPOSITARY RECEIPTS (GDRS). ADRs, EDRs, and GDRs are securities, typically issued by a U.S. financial institution or a non-U.S. financial institution in the case of an EDR or GDR (a "depositary"). The institution has ownership interests in a security, or a pool of securities, issued by a foreign issuer and deposited with the depositary. ADRs, EDRs and GDRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary. An unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

ASSET-BACKED SECURITIES. Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases, and credit card receivables and mortgage-like assets such as home equity loans on manufactured housing. These securities may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the pay down characteristics of the underlying financial assets which are passed through to the security holder. These securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pool of assets. Asset-backed securities may also be debt obligations, which are known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning these assets and issuing debt obligations.

Asset-backed securities are not issued or guaranteed by the U.S. Government, its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and, for a certain period, by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder.

BORROWING. As required by the Investment Company Act of 1940, as amended (the "1940 Act"), a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of the Fund's assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of the Fund's borrowings to the extent necessary to meet this 300% coverage. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

In addition to the foregoing, the Funds are authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of the Fund's total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. The Funds are authorized to pledge portfolio securities as the Adviser deems appropriate in connection with any borrowings.

Borrowing may subject the Funds to interest costs, which may exceed the interest received on the securities purchased with the borrowed funds. The Funds may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. Borrowing can involve leveraging when securities are purchased with the borrowed money.

BRADY BONDS. A Brady Bond is a U.S. dollar denominated bond issued by an emerging market, particularly those in Latin America, and collateralized by U.S. Treasury zero-coupon bonds. In the event of a default on collateralized Brady Bonds for which obligations are accelerated, the collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course.

COMMERCIAL PAPER. Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few to 270 days.

CONVERTIBLE BONDS. Convertible bonds are bonds which may be converted, at the option of either the issuer or the holder, into a specified amount of common stock of the issuer, or in the case of exchangeable bonds, into the common stock of another corporation. Convertible bonds are generally subordinate to other publicly held debt of the issuer, and therefore typically have a lower credit rating than non-convertible debt of the issuer. Convertible bonds generally carry a lower coupon rate than the issuer would otherwise pay at issuance in exchange for the conversion feature. In addition to the interest rate risk factors generally associated with fixed income investments, the market risk of a convertible bond is determined by changes in the credit quality of the issuer and price changes and volatility of the stock into which the bond may be converted. The conversion feature may cause a convertible bond to be significantly more volatile than other types of fixed income investments. Convertible bonds for which the value of the conversion feature is deemed worthless are generally referred to as "busted" convertibles, and risk associated more closely approximates that of similar debt without the conversion feature.

CUSTODIAL RECEIPTS. A custodial receipt represents an indirect interest in a tax-exempt bond that is deposited with a custodian. For example, custodial receipts may be used to permit the sale of the deposited bond in smaller denominations than would otherwise be permitted. Frequently, custodial receipts are issued to attach bond insurance or other forms of credit enhancement to the deposited tax-exempt bond. Note, because a "separate security" is not created by the issuance of a receipt, many of the tax advantages bestowed upon holders of the deposited tax-exempt bond are also conferred upon the custodial receipt holder.

DEBT SECURITIES. Debt securities (e.g., bonds, notes, debentures) represent money borrowed that obligates the issuer (e.g., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity (when the obligation is due and payable) and usually to pay the holder interest at specific times.

DOLLAR ROLLS. Dollar rolls are transactions in which securities are sold for delivery in the current month and the seller contracts to repurchase substantially similar securities on a specified future date. Any difference between the sale price and the purchase price (plus interest earned on the cash proceeds of the sale) is applied against the past interest income on the securities sold to arrive at an implied borrowing rate.

Dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Fund to buy a security.

If the broker-dealer to whom a Fund sells the security becomes insolvent, the Fund's right to repurchase the security may be restricted. Other risks involved in entering into dollar rolls include the risk that the value of the security may change adversely over the term of the dollar roll and that the security the Fund is required to repurchase may be worth less than the security that the Fund originally held. To avoid any leveraging concerns, the Fund will maintain U.S. government or other liquid assets in an amount sufficient to cover its repurchase obligation.

EQUIPMENT TRUST CERTIFICATES ("ETCS"). ETCs are issued by a trust formed to finance large purchases of equipment, such as airplanes, at favorable interest rates. Legal title on such equipment is held by a trustee. The trustee leases the equipment and sells ETCs at a small discount to the purchase price of the equipment. The lease payments are then used to pay principal and interest to the ETC holders.

EQUITY SECURITIES. Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a fund invests will cause the net asset value of a fund to fluctuate. The Funds purchase equity securities traded in the U.S. or foreign countries on securities exchanges or the over-the-counter market. Equity securities are described in more detail below:

- COMMON STOCK. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

- PREFERRED STOCK. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

- WARRANTS. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

- CONVERTIBLE SECURITIES. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third-party.

- Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

- SMALL AND MEDIUM CAPITALIZATION ISSUERS. Generally, capitalization or market capitalization is a measure of a company' size. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

EQUITY-LINKED SECURITIES. A Fund may invest in equity-linked securities, including, among others, PERCS, ELKS or LYONs, which are securities that are convertible into, or the value of which is based upon the value of, equity securities upon certain terms and conditions. The amount received by an investor at maturity of such securities is not fixed but is based on the price of the underlying common stock. It is impossible to predict whether the price of the underlying common stock will rise or fall. Trading prices of the underlying common stock will be influenced by the issuer's operational results, by complex, interrelated political, economic, financial or other factors affecting the capital markets, the stock exchanges on which the underlying common stock is traded and the market segment of which the issuer is a part. In addition, it is not possible to predict how equity-linked securities will trade in the secondary market. The market for such securities may be shallow, and high volume trades may be possible only with discounting. In addition to the foregoing risks, the return on such securities depends on the creditworthiness of the issuer of the securities, which may be the issuer of the underlying securities or a third-party investment banker or other lender. The creditworthiness of such third-party issuer equity-linked securities may, and often does, exceed the creditworthiness of the issuer of the underlying securities. The advantage of using equity-linked securities over traditional equity and debt securities is that the former are income producing vehicles that may provide a higher income than the dividend income on the underlying equity securities while allowing some participation in the capital appreciation of the underlying equity securities. Another advantage of using equity-linked securities is that they may be used for hedging to reduce the risk of investing in the generally more volatile underlying equity securities.

The following are three examples of equity-linked securities. A Fund may invest in the securities described below or other similar equity-linked securities.

      - PERCS. Preferred Equity Redemption Cumulative Stock ("PERCS") technically is preferred stock with some characteristics of common stock. PERCS are mandatorily convertible into common stock after a period of time, usually three years, during which the investors' capital gains are capped, usually at 30%. Commonly, PERCS may be redeemed by the issuer at any time or if the issuer's common stock is trading at a specified price level or better. The redemption price starts at the beginning of the PERCS duration period at a price that is above the cap by the amount of the extra dividends the PERCS holder is entitled to receive relative to the common stock over the duration of the PERCS and declines to the cap price shortly before maturity of the PERCS. In exchange for having the cap on capital gains and giving the issuer the option to redeem the PERCS at any time or at the specified common stock price level, the Fund may be compensated with a substantially higher dividend yield than that on the underlying common stock.

      - ELKS. Equity-Linked Securities ("ELKS") differ from ordinary debt securities, in that the principal amount received at maturity is not fixed but is based on the price of the issuer's common stock. ELKS are debt securities commonly issued in fully registered form for a term of three years under an indenture trust. At maturity, the holder of ELKS will be entitled to receive a principal amount equal to the lesser of a cap amount, commonly in the range of 30% to 55% greater than the current price of the issuer's common stock, or the average closing price per share of the issuer's common stock, subject to adjustment as a result of certain dilution events, for the 10 trading days immediately prior to maturity. Unlike PERCS, ELKS are commonly not subject to redemption prior to maturity. ELKS usually bear interest during the three-year term at a substantially higher rate than the dividend yield on the underlying common stock. In exchange for having the cap on the return that might have been received as capital gains on the underlying common stock, the Fund may be compensated with the higher yield, contingent on how well the underlying common stock does.

      - LYONS. Liquid Yield Option Notes ("LYONS") differ from ordinary debt securities, in that the amount received prior to maturity is not fixed but is based on the price of the issuer's common stock. LYONs are zero-coupon notes that sell at a large discount from face value. For an investment in LYONs, the Fund will not receive any interest payments until the notes mature, typically in 15 to 20 years, when the notes are redeemed at face, or par value. The yield on LYONs, typically, is lower-than-market rate for debt securities of the same maturity, due in part to the fact that the LYONs are convertible into common stock of the issuer at any time at the option of the holder of the LYONs. Commonly, the LYONs are redeemable by the issuer at any time after an initial period or if the issuer's common stock is trading at a specified price level or better, or, at the option of the holder, upon certain fixed dates. The redemption price typically is the purchase price of the LYONs plus accrued original issue discount to the date of redemption, which amounts to the lower-than-market yield. The Fund will receive only the lower-than-market yield unless the underlying common stock increases in value at a substantial rate. LYONs are attractive to investors, like the Fund, when it appears that they will increase in value due to the rise in value of the underlying common stock.

EURODOLLAR AND YANKEE DOLLAR OBLIGATIONS. Eurodollar obligations are U.S. dollar denominated obligations issued outside the United States by non-U.S. corporations or other entities. Yankee dollar obligations are U.S. dollar denominated obligations issued in the United States by non-U.S. corporations or other entities. Yankee obligations are subject to the same risks that pertain to the domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Yankee obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization or foreign issuers.

EXCHANGE TRADED FUNDS ("ETFS"). ETFs are investment companies whose shares are bought and sold on a securities exchange. An ETF holds a portfolio of securities designed to track a particular market segment or index. A Fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or foreign market while awaiting an opportunity to purchase securities directly. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities and ETFs have management fees that increase their costs versus the costs of owning the underlying securities directly. (See also "Investment Company Shares" below).

FLOATING RATE INSTRUMENTS. Floating rate instruments have a rate of interest that is set as a specific percentage of a designated base rate (such as LIBOR). Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must, in the Adviser's opinion be equivalent to the long-term bond or commercial paper ratings stated in the prospectus. The Adviser will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand.

FOREIGN SECURITIES. Foreign securities may include U.S. dollar denominated obligations or securities of foreign issuers denominated in other currencies. Possible investments include obligations of foreign corporations and other entities, obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation, European Certificates of Deposit, European Time Deposits, European Bankers' Acceptances, Canadian Time Deposits, Europaper and Yankee Certificates of Deposit, and investments in Canadian Commercial Paper and foreign securities. These instruments have investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. These risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. These investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

In making investment decisions for the Funds, the Adviser evaluates the risks associated with investing Fund assets in a particular country, including risks stemming from a country's financial infrastructure and settlement practices; the likelihood of expropriation, nationalization or confiscation of invested assets; prevailing or developing custodial practices in the country; the country's laws and regulations regarding the safekeeping, maintenance and recovery of invested assets, the likelihood of government-imposed exchange control restrictions which could impair the liquidity of Fund assets maintained with custodians in that country, as well as risks from political acts of foreign governments ("country risks"). Of course, the Adviser cannot assure that the Fund will not suffer losses resulting from investing in foreign countries.

Holding Fund assets in foreign countries through specific foreign custodians presents additional risks, including but not limited to the risks that a particular foreign custodian or depository will not exercise proper care with respect to Fund assets or will not have the financial strength or adequate practices and procedures to properly safeguard Fund assets.

By investing in foreign securities, the Funds attempt to take advantage of differences between both economic trends and the performance of securities markets in the various countries, regions and geographic areas as prescribed by each Fund's investment objective and policies. During certain periods the investment return on securities in some or all countries may exceed the return on similar investments in the United States, while at other times the investment return may be less than that on similar U.S. securities. The international investments of a Fund may reduce the effect that events in any one country or geographic area will have on its investment holdings. Of course, negative movement by a Fund's investments in one foreign market represented in its portfolio may offset potential gains from the Fund's investments in another country's markets.

Emerging countries are all countries that are considered to be developing or emerging countries by the World Bank or the International Finance Corporation, as well as countries classified by the United Nations or otherwise regarded by the international financial community as developing.

FORWARD FOREIGN CURRENCY CONTRACTS. Forward foreign currency contracts involve obligations to purchase or sell a specific currency amount at a future date, agreed upon by the parties, at a price set at the time of the contract. A Fund may also enter into a contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in the foreign currency. A Fund may realize a gain or loss from currency transactions.

FUTURES AND OPTIONS ON FUTURES. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission ("CFTC"). A Fund may use futures contracts and related options for bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. To the extent a Fund uses futures and/or options on futures, it will do so in accordance with Rule 4.5 of the Commodity Exchange Act ("CEA"). The Trust, on behalf of each Fund, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 and therefore, no Fund is subject to registration or regulation as a commodity pool operator under the CEA.

An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

When a Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position in order to limit leveraging and related risks. A long position is established when the Adviser purchases a stock outright and a short position is established when the Adviser sells a security that it has borrowed. To cover its position, a Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position in a manner consistent with the 1940 Act or the rules and Securities and Exchange Commission (the "SEC"), interpretations thereunder. The segregated account functions as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the fund arising from such investment activities.

A Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. A Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

A Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. A Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. A Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with a Fund's use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the Adviser's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures, (3) there may not be a liquid secondary market for a futures contract or option, (4) trading restrictions or limitations may be imposed by an exchange, and (5) government regulations may restrict trading in futures contracts and options on futures.

In addition, some strategies reduce a Fund's exposure to price fluctuations, while others tend to increase its market exposure.

GUARANTEED INVESTMENT CONTRACTS (GICS). A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the issuer, and the contract is paid at maturity from the general assets of the issuer. Generally, GICs are not assignable or transferable without the permission of the issuing insurance company. For this reason, an active secondary market in GICs does not currently exist and GICs are considered to be illiquid investments.

HEDGING TECHNIQUES. Hedging is an investment strategy designed to offset investment risks. Hedging activities include, among other things, the use of options and futures. There are risks associated with hedging activities, including: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates; (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and option on futures; (iii) there may not be a liquid secondary market for a futures contract or option; and (iv) trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

HIGH YIELD SECURITIES. High yield securities, commonly referred to as junk bonds, are debt obligations rated below investment grade, i.e., below BBB by Standard & Poor's Ratings Group ("S&P") or Baa by Moody's Investors Service, Inc. ("Moody's"), or their unrated equivalents. The risks associated with investing in high yield securities include:

(i) High yield, lower rated bonds involve greater risk of default or price declines than investments in investment grade securities (e.g., securities rated BBB or higher by S&P or Baa or higher by Moody's) due to changes in the issuer's creditworthiness.

(ii) The market for high risk, high yield securities may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a Fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.

(iii) Market prices for high risk, high yield securities may also be affected by investors' perception of the issuer's credit quality and the outlook for economic growth. Thus, prices for high risk, high yield securities may move independently of interest rates and the overall bond market.

(iv) The market for high risk, high yield securities may be adversely affected by legislative and regulatory developments.

ILLIQUID SECURITIES. Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Trust's Board of Trustees. Despite such good faith efforts to determine fair value prices, the Fund's illiquid securities are subject to the risk that the security's fair value price may differ from the actual price which the Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a fund. Under the supervision of the Trust's Board of Trustees, the Adviser determines the liquidity of the Fund's investments. In determining the liquidity of the Fund's investments, the Adviser may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security). A Fund will not invest more than 15% of its net assets in illiquid securities.

INVESTMENT COMPANY SHARES. The Funds may invest in shares of other investment companies, to the extent permitted by applicable law and subject to certain restrictions. These investment companies typically incur fees that are separate from those fees incurred directly by the Funds. The Funds' purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying the Funds' expenses. Under applicable regulations, unless an exception is available, the Funds are prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) the Funds own more than 3% of the total voting stock of the other company; (2) securities issued by any one investment company represent more than 5% of the Funds' total assets; or
(3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Funds.

For hedging or other purposes, each Fund may invest in investment companies that seek to track the composition and/or performance of specific indexes or portions of specific indexes. Certain of these investment companies, known as ETFs, are traded on a securities exchange. The market prices of index-based investments will fluctuate in accordance with changes in the underlying portfolio securities of the investment company and also due to supply and demand of the investment company's shares on the exchange upon which the shares are traded. Index-based investments may not replicate or otherwise match the composition or performance of their specified index due to transaction costs, among other things. Examples of ETFs include SPDRs(R), Select Sector SPDRs(R), DIAMONDS(SM), NASDAQ 100 Shares, and iShares. Pursuant to an order issued by the SEC to iShares and procedures approved by the Board, each Fund may invest in iShares ETFs in excess of the 5% and 10% limits described above, provided that the Fund has described ETF investments in its prospectus and otherwise complies with the conditions of the SEC, as it may be amended, and any other applicable investment limitations.

INVESTMENT GRADE OBLIGATIONS. Investment grade obligations are fixed income obligations rated by one or more of the rating agencies in one of the four highest rating categories at the time of purchase (e.g., AAA, AA, A or BBB by S&P or Fitch, Inc. ("Fitch"), or Aaa, Aa, A or Baa by Moody's or determined to be of equivalent quality by the Adviser). Securities rated BBB or Baa represent the lowest of four levels of investment grade obligations and are regarded as borderline between sound obligations and those in which the speculative element begins to predominate. Ratings assigned to fixed income securities represent only the opinion of the rating agency assigning the rating and are not dispositive of the credit risk associated with the purchase of a particular fixed income obligation. A Fund may hold unrated securities if the Adviser considers the risks involved in owning that security to be equivalent to the risks involved in holding an instrument grade security. Moreover, market risk also will affect the prices of even the highest rated fixed income obligation so that their prices may rise or fall even if the issuer's capacity to repay its obligation remains unchanged.

LEVERAGED BUYOUTS. The Fund may invest in leveraged buyout limited partnerships and funds that, in turn, invest in leveraged buyout transactions ("LBOs"). An LBO, generally, is an acquisition of an existing business by a newly formed corporation financed largely with debt assumed by such newly formed corporation to be later repaid with funds generated from the acquired company. Since most LBOs are by nature highly leveraged (typically with debt to equity ratios of approximately 9 to 1), equity investments in LBOs may appreciate substantially in value given only modest growth in the earnings or cash flow of the acquired business. Investments in LBO partnerships and funds, however, present a number of risks. Investments in LBO limited partnerships and funds will normally lack liquidity and may be subject to intense competition from other LBO limited partnerships and funds. Additionally, if the cash flow of the acquired company is insufficient to service the debt assumed in the LBO, the LBO limited partnership or fund could lose all or part of its investment in such acquired company.

LOAN PARTICIPATIONS. Loan participations are interests in loans to U.S. corporations which are administered by the lending bank or agent for a syndicate of lending banks. In a loan participation, the borrower corporation is the issuer of the participation interest except to the extent the Fund derives its rights from the intermediary bank. Because the intermediary bank does not guarantee a loan participation, a loan participation is subject to the credit risks associated with the underlying corporate borrower.

In the event of bankruptcy or insolvency of the corporate borrower, a loan participation may be subject to certain defenses that can be asserted by the borrower as a result of improper conduct by the intermediary bank. In addition, in the event the underlying corporate borrower fails to pay principal and interest when due, the Fund may be subject to delays, expenses, and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of the borrower. Under the terms of a Loan Participation, the Fund may be regarded as a creditor of the intermediary bank (rather than of the underlying corporate borrower), so that the Fund may also be subject to the risk that the intermediary bank may become insolvent.

The secondary market for loan participations is limited and any such participation purchased by the Fund may be regarded as illiquid.

MEDIUM-TERM NOTES. Medium-term notes are periodically or continuously offered corporate or agency debt that differs from traditionally underwritten corporate bonds only in the process by which they are issued.

MONEY MARKET SECURITIES. Money market securities include short-term U.S. government securities; custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; commercial paper rated in the highest short-term rating category by a nationally recognized statistical ratings organization ("NRSRO"), such as S & P or Moody's, or determined by the Adviser to be of comparable quality at the time of purchase; short-term bank obligations (certificates of deposit, time deposits and bankers' acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and repurchase agreements involving such securities. Each of these money market securities are described herein. For a description of ratings, see the Appendix A to this SAI.

MORTGAGE-BACKED SECURITIES. Each Fund may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities ("MBS") are securities which represent ownership interests in, or are debt obligations secured entirely or primarily by, "pools" of residential or commercial mortgage loans or other asset-backed securities (the "Underlying Assets"). Such securities may be issued by such entities as Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), commercial banks, savings and loan associations, mortgage banks, or by issuers that are affiliates of or sponsored by such entities. Obligations of GNMA are backed by the full faith and credit of the U.S. Government. Obligations of Fannie Mae and FHLMC are not backed by the full faith and credit of the U.S. Government, but are considered to be of high quality since they are considered to be instrumentalities of the United States. Each Fund will not purchase mortgage-backed securities that do not meet the above minimum credit standards. In the case of mortgage-backed securities representing ownership interests in the Underlying Assets, the principal and interest payments on the underlying mortgage loans are distributed monthly to the holders of the mortgage-backed securities. In the case of mortgage-backed securities representing debt obligations secured by the Underlying Assets, the principal and interest payments on the underlying mortgage loans, and any reinvestment income thereon, provide the funds to pay debt service on such mortgage-backed securities.

Certain mortgage-backed securities represent an undivided fractional interest in the entirety of the Underlying Assets (or in a substantial portion of the Underlying Assets, with additional interests junior to that of the mortgage-backed security), and thus have payment terms that closely resemble the payment terms of the Underlying Assets.

In addition, many mortgage-backed securities are issued in multiple classes. Each class of such multi-class mortgage-backed securities, often referred to as a "tranche", is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayment on the Underlying Assets may cause the MBSs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all or most classes of the MBSs on a periodic basis, typically monthly or quarterly. The principal of and interest on the Underlying Assets may be allocated among the several classes of a series of a MBS in many different ways. In a relatively common structure, payments of principal (including any principal prepayments) on the Underlying Assets are applied to the classes of a series of a MBS in the order of their respective stated maturities so that no payment of principal will be made on any class of MBSs until all other classes having an earlier stated maturity have been paid in full.

An important feature of mortgage-backed securities is that the principal amount is generally subject to partial or total prepayment at any time because the Underlying Assets (i.e., loans) generally may be prepaid at any time.

Private pass-through securities are mortgage-backed securities issued by a non-governmental agency, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities generally lack a guarantee by an entity having the credit status of a governmental agency or instrumentality. The two principal types of private mortgage-backed securities are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs").

CMOs are collateralized mortgage obligations which are collateralized by mortgage pass-through securities. Cash flows from the mortgage pass-through securities are allocated to various tranches (a "tranche" is essentially a separate security) in a predetermined, specified order. Each tranche has a stated maturity - the latest date by which the tranche can be completely repaid, assuming no prepayments - and has an average life - the average of the time to receipt of a principal payment weighted by the size of the principal payment. The average life is typically used as a proxy for maturity because the debt is amortized (repaid a portion at a time), rather than being paid off entirely at maturity, as would be the case in a straight debt instrument.

Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities and are rated in one of the two highest categories by S&P or Moody's.

Investors may purchase beneficial interests in REMICs, which are known as "regular" interests, or "residual" interests. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by

Fannie Mae or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, FHLMC or GNMA-guaranteed mortgage pass-through certificates.

For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest. GNMA REMIC Certificates are backed by the full faith and credit of the U.S. Government.

Stripped mortgage-backed securities are securities that are created when a U.S. government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the "principal only" security ("PO") receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest only" security ("IO") receives interest payments from the same underlying security.

The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

MUNICIPAL FORWARDS. Municipal forwards are forward commitments for the purchase of tax-exempt bonds with a specified coupon to be delivered by an issuer at a future date, typically exceeding 45 days but normally less than one year after the commitment date. Municipal forwards are normally used as a refunding mechanism for bonds that may only be redeemed on a designated future date (see "When-Issued Securities and Forward Commitment Securities" for more information).

MUNICIPAL LEASE OBLIGATIONS. Municipal lease obligations are securities issued by state and local governments and authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above.

MUNICIPAL SECURITIES. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds and participation interests in municipal bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility (for example, tolls from a bridge). Certificates of participation represent an interest in an underlying obligation or commitment, such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is totally dependent on the ability of a facility's user to meet its financial obligations and the pledge, if any, of real and personal property as security for the payment.

Municipal notes consist of general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior to receipt of expected non-tax revenues from a specific source), bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes. A Fund's investments in any of the notes described above will be limited to those obligations (i) where both principal and interest are backed by the full faith and credit of the United States, (ii) which are rated MIG-2 or V-MIG-2 at the time of investment by Moody's, (iii) which are rated SP-2 at the time of investment by S&P, or (iv) which, if not rated by S&P or Moody's, are in the Adviser's judgment, of at least comparable quality to MIG-2, VMIG-2 or SP-2.

Municipal bonds must be rated at least BBB or better by S&P or at least Baa or better by Moody's at the time of purchase for the Tax-Exempt Bond Funds or in one of the two highest short-term rating categories by S&P or Moody's for the Tax-Exempt Money Market Fund or, if not rated by S&P or Moody's, must be deemed by the Adviser to have essentially the same characteristics and quality as bonds having the above ratings. A Fund may purchase industrial development and pollution control bonds if the interest paid is exempt from federal income tax. These bonds are issued by or on behalf of public authorities to raise money to finance various privately-operated facilities for business and manufacturing, housing, sports and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

Private activity bonds are issued by or on behalf of states, or political subdivisions thereof, to finance privately owned or operated facilities for business and manufacturing, housing, sports, and pollution control, and to finance activities of and facilities for charitable institutions. Private activity bonds are also used to finance public facilities such as airports, mass transit systems, ports parking and low-income housing. The payment of the principal and interest on private activity bonds is dependent solely on the ability of the facility's user to meet its financial obligations and may be secured by a pledge of real and personal property so financed.

Investments in floating rate instruments will normally involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate (such as the prime rate) at a major commercial bank, and that the Fund can demand payment of the obligation at all times or at stipulated dates on short notice (not to exceed 30 days) at par plus accrued interest. Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must, in the Adviser's opinion, be equivalent to the long-term bond or commercial paper ratings stated above. The Adviser will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand. The Adviser may purchase other types of tax-exempt instruments as long as they are of a quality equivalent to the bond or commercial paper ratings stated above.

The Adviser has the authority to purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when they can simultaneously acquire the right to sell the securities back to the seller, the issuer, or a third-party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity in order to meet redemptions and remain as fully invested as possible in municipal securities. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. The Funds will limit their put transactions to those with institutions which the Adviser believes present minimum credit risks, and the Adviser will use its best efforts to initially determine and thereafter monitor the financial strength of the put providers by evaluating their financial statements and such other information as is available in the marketplace. It may, however, be difficult to monitor the financial strength of the writers where adequate current financial information is not available. In the event that any writer is unable to honor a put for financial reasons, the affected Fund would be a general creditor (i.e., on parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between a Fund and the writer may excuse the writer from repurchasing the securities in certain circumstances (for example, a change in the published rating of the underlying municipal securities or any similar event that has an adverse effect on the issuer's credit); or a provision in the contract may provide that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. A Fund could, however, sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security. Municipal securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, a Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to a Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of portfolio securities that the Funds may purchase subject to a put. For the purpose of determining the "maturity" of securities purchased subject to an option to put, and for the purpose of determining the dollar-weighted average maturity of the Funds including such securities, the Trust will consider "maturity" to be the first date on which it has the right to demand payment from the writer of the put although the final maturity of the security is later than such date.

Other types of tax-exempt instruments which are permissible investments include floating rate notes. Investments in such floating rate instruments will normally involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate (such as the prime rate) at a major commercial bank, and that the Fund can demand payment of the obligation at all times or at stipulated dates on short notice (not to exceed 30 days) at par plus accrued interest. Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must, in the Adviser's opinion, be equivalent to the long-term bond or commercial paper ratings stated above. The Adviser will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand. The Funds may also purchase participation interests in municipal securities (such as industrial development bonds and municipal lease/purchase agreements). A participation interest gives a Fund an undivided interest in the underlying municipal security. If it is unrated, the participation interest will be backed by an irrevocable letter of credit or guarantee of a credit-worthy financial institution or the payment obligations otherwise will be collateralized by U.S. government securities. Participation interests may have fixed, variable or floating rates of interest and may include a demand feature. A participation interest without a demand feature or with a demand feature exceeding seven days may be deemed to be an illiquid security subject to a Fund's investment limitations restricting its purchases of illiquid securities. A Fund may purchase other types of tax-exempt instruments as long as they are of a quality equivalent to the bond or commercial paper ratings stated above.

Opinions relating to the validity of municipal securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Funds nor the Adviser will review the proceedings relating to the issuance of municipal securities or the basis for such opinions.

SPECIAL CONSIDERATIONS RELATING TO MUNICIPAL OBLIGATIONS OF DESIGNATED STATES

As described in the prospectuses, except for investments in temporary investments, each Tax-Exempt Bond Fund will invest substantially all of its net assets (at least 80%) in municipal bonds that are exempt from federal and state tax in that state ("Municipal Obligations"), generally Municipal Obligations issued in its respective state. Each Fund is therefore more susceptible to political, economic or regulatory factors adversely affecting issuers of Municipal Obligations in its state. Set forth below is additional information that bears upon the risk of investing in Municipal Obligations issued by public authorities in the states of currently offered Funds. This information was obtained from official statements of issuers located in the respective states as well as from other publicly available official documents and statements. The Funds have not independently verified any of the information contained in such statements and documents. The information below is intended only as a general summary and is not intended as a discussion of any specific factor that may affect any particular obligation or issuer.

            FACTORS PERTAINING TO FLORIDA

Florida's service-based economy, although experiencing weakness with the national economic recession, has performed reasonably well. Employment rose by 1.2% in 2003 driven by increases in construction, leisure and hospitality, and government sectors; however, manufacturing, information technology, and transportation remain weak. Florida's unemployment rate of 5.3% in July 2003 is down from 5.5% in July 2002. The national average for July 2003 is 6.2%. Florida's per capita income of $29,596 in 2002 is approximately 95% of the national average of $30,941. Lower income levels are consistent with a large retirement population.

A budget of $52.3 billion for fiscal 2004 was approved by the legislature during a special session in May. Florida maintains a budget stabilization fund of $941 million. The state has no personal income tax, but its other revenue sources, primarily sales taxes, have grown consistently. State debt medians are above the national average, but are still moderate at 3.2% of personal income.

Longer term, the State will continue to be an attractive tourist destination and will continue to attract businesses. Florida's high population growth is slowing from its previous pace of about 24% during the 1990's to projections of about 18% for the next decade. The housing market boom also continues throughout the State.

As of September 4, 2003, Florida's general obligation debt carried ratings of AA+ by S&P, Aa2 by Moody's, and AA by Fitch. These ratings reflect the State's credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the Fund may invest.

FACTORS PERTAINING TO GEORGIA

From 1994 to 2000, Georgia benefited from steady economic and employment growth as a result of the State's stable and broad-based trade/services economy, low average cost of living, and extensive transportation infrastructure. Employment began to decline in 2001, with jobs attributable to services and wholesale and retail trade no longer offsetting job cuts within the manufacturing sector. Conditions are even weaker in the Atlanta metropolitan area due to overbuilding and the general economic weakness of the metro area economy. Continued economic recovery in Georgia will depend on ongoing improvement in the U.S. economy to stimulate an employment recovery in manufacturing.

The State's unemployment level declined to 5.0% in July 2003 from 5.2% in July 2002, well below the national average of 6.2% in July 2003. Per capita income in 2002 was $28,821, which is approximately 93% of the national average of $30,941.

Georgia enacted a $14.7 billion general fund budget for 2004. This budget is based on a projected 7.8% increase in revenues and 6.3% increase in appropriations. It also includes $175 million in tobacco settlement funding.

As of September 4, 2003, Georgia's general obligation debt carried AAA ratings from S&P, Moody's, and Fitch. These ratings reflect the State's credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the Fund may invest.

FACTORS PERTAINING TO MARYLAND

Maryland's economy has slowed, but continues to outperform most other states. The services, wholesale and retail trade, and government sectors account for most of the State's employment. The Maryland economy is well balanced with major contributions to its stability coming from strong employment in higher education, defense, financial services, and manufacturing.

The current 2004 budget is tightly balanced, with a large structural gap forecast in 2005 continuing through 2007. Cuts made to balance the current budget are mostly one time cuts resulting in ongoing structural deficits.

The State's unemployment rate was 4.6% in July 2003, up modestly from 4.3% in July 2002, and well below the national average of 6.2% in July 2003. Per capita income, which was $36,298 in 2002, continues to exceed the national average of $30,941. Maryland remains among the wealthiest states in the nation.

Maryland's general obligation debt, which is constitutionally limited to a maximum term of 15 years, carried AAA ratings from Moody's, S&P, and Fitch as of September 4, 2003. These ratings reflect the State's credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the Fund may invest.

FACTORS PERTAINING TO VIRGINIA

Virginia's economy is emerging from recession in 2003. Unemployment has stabilized at 4% with education, health services, leisure, and hospitality contributing to renewed employment growth. As the nation's sixth largest high-tech employer, recent employment losses in business services, mostly high-tech jobs, are responsible for continuing job losses in the manufacturing and telecommunications industries. Virginia reported a revenue shortfall in 2002 of $1.7 billion that has been offset with rainy day funds and several alternative funding strategies. Additional shortfalls estimated to total $2.3 billion are anticipated in 2003 and 2004. Virginia has the financial flexibility to address these shortfalls.

Virginia's unemployment rate was 4.0% in July 2003, well below the national average of 6.2% in July 2003, and unchanged from the State's rate in July 2002. Per capita income was $32,922 in 2002, which is 106% of the national average of $30,941. Longer term, the State's strong demographic trends, low business costs, and generous tax incentives will contribute to Virginia's continued growth in the future.

As of September 4, 2003, Moody's, S&P, and Fitch each gave Virginia's general obligation debt a AAA rating. However, due to the projected budget gap in 2004, Moody's placed its rating on negative watch on September 4, 2003. These ratings reflect the State's credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the Fund may invest.

NON-PUBLICLY TRADED SECURITIES; RULE 144A SECURITIES. The Funds may purchase securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act"), but that can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act ("Rule 144A Securities"). An investment in Rule 144A Securities will be considered illiquid and therefore subject to the Fund's limitation on the purchase of illiquid securities (usually 15% of a fund's net assets, 10% for the money market funds), unless the Fund's governing Board of Trustees determines on an ongoing basis that an adequate trading market exists for the security. In addition to an adequate trading market, the Board of Trustees will also consider factors such as trading activity, availability of reliable price information and other relevant information in determining whether a Rule 144A Security is liquid. This investment practice could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institutional buyers become uninterested for a time in purchasing Rule 144A Securities. The Board of Trustees will carefully monitor any investments by the Fund in Rule 144A Securities. The Board of Trustees may adopt guidelines and delegate to the Adviser the daily function of determining and monitoring the liquidity of Rule 144A Securities, although the Board of Trustees will retain ultimate responsibility for any determination regarding liquidity.

Non-publicly traded securities (including Rule 144A Securities) may involve a high degree of business and financial risk and may result in substantial losses. These securities may be less liquid than publicly traded securities, and the Fund may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could be less than those originally paid by the Fund. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements applicable to companies whose securities are publicly traded. The Fund's investments in illiquid securities are subject to the risk that should the Fund desire to sell any of these securities when a ready buyer is not available at a price that is deemed to be representative of their value, the value of the Fund's net assets could be adversely affected.

OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS. A Fund may invest in obligations issued by banks and other savings institutions. Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by a Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. The Funds may invest in U.S. dollar-denominated obligations of domestic branches of foreign banks and foreign branches of domestic banks only when the Adviser believes that the risks associated with such investment are minimal and that all applicable quality standards have been satisfied. Bank obligations include the following:

- BANKERS' ACCEPTANCES. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations use bankers' acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

- CERTIFICATES OF DEPOSIT. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

- TIME DEPOSITS. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.

The Funds will not purchase obligations issued by the Adviser or its affiliates.

OPTIONS. A Fund may purchase and write put and call options on securities or securities indices (traded on U.S. exchanges or over-the-counter markets) and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

A Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC's position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

A Fund must cover all options it writes. For example, when a Fund writes an option on a security, index or foreign currency, it will segregate or earmark liquid assets with the Fund's custodian in an amount at least equal to the market value of the option and will maintain such coverage while the option is open. A Fund may otherwise cover the transaction by means of an offsetting transaction or other means permitted by the 1940 Act or the rules and SEC interpretations thereunder.

Each Fund may trade put and call options on securities, securities indices or currencies, as the investment adviser or sub-adviser determines is appropriate in seeking the Fund's investment objective. For example, a Fund may purchase put and call options on securities or indices to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium therefor. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

In another instance, a Fund may write covered call options on securities as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When a Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option written by the Fund is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option written by the Fund is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

There are significant risks associated with a Fund's use of options, including the following: (1) the success of a hedging strategy may depend on the Adviser's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the movement in prices of options held by the Fund and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

OTHER INVESTMENTS. The Funds are not prohibited from investing in bank obligations issued by clients of BISYS Group, Inc., the parent company of the Funds' administrator and distributor. The purchase of Fund shares by these banks or their customers will not be a consideration in deciding which bank obligations the Funds will purchase. The Funds will not purchase obligations issued by the Adviser.

PARALLEL PAY SECURITIES; PAC BONDS. Parallel pay CMOs and REMICs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which must be retired by its stated maturity date or final distribution date, but may be retired earlier. Planned Amortization Class CMOs ("PAC Bonds") generally require payments of a specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

PAY-IN-KIND SECURITIES. Pay-In-Kind securities are debt obligations or preferred stock, that pay interest or dividends in the form of additional debt obligations or preferred stock.

PREFERRED STOCK. Preferred stock is a corporate equity security that pays a fixed or variable stream of dividends. Preferred stock is generally a non-voting security.

REAL ESTATE INVESTMENT TRUSTS. A REIT is a corporation or business trust (that would otherwise be taxed as a corporation) which meets the definitional requirements of the Internal Revenue Code of 1986, as amended (the "Code"). The Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a pass-through vehicle for federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things: invest substantially all of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and distribute annually 95% or more of its otherwise taxable income to shareholders.

REITs are sometimes informally characterized as Equity REITs and Mortgage REITs. An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings; a Mortgage REIT invests primarily in mortgages on real property, which may secure construction, development or long-term loans.

REITs in which a Fund invests may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent that REITs in which a Fund invests may concentrate investments in particular geographic regions or property types. Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of the Fund's investments to decline. During periods of declining interest rates, certain Mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such Mortgage REITs. In addition, Mortgage REITs may be affected by the ability of borrowers to repay when due the debt extended by the REIT and Equity REITs may be affected by the ability of tenants to pay rent.

Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of securities issued by such REITs. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through the Fund, a shareholder will bear not only his proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Code or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

REAL ESTATE SECURITIES. A Fund may be subject to the risks associated with the direct ownership of real estate because of its policy of concentration in the securities of companies principally engaged in the real estate industry. For example, real estate values may fluctuate as a result of general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, demographic trends and variations in rental income, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, related party risks, changes in how appealing properties are to tenants, changes in interest rates and other real estate capital market influences. The value of securities of companies which service the real estate business sector may also be affected by such risks.

Because a Fund may invest a substantial portion of its assets in REITs, a Fund may also be subject to certain risks associated with the direct investments of the REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code or its failure to maintain exemption from registration under the 1940 Act. Changes in prevailing interest rates may inversely affect the value of the debt securities in which a Fund will invest. Changes in the value of portfolio securities will not necessarily affect cash income derived from these securities but will affect a Fund's net asset value. Generally, increases in interest rates will increase the costs of obtaining financing which could directly and indirectly decrease the value of a Fund's investments.

REPURCHASE AGREEMENTS. A Fund may enter into repurchase agreements with financial institutions. The Funds each follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with creditworthy financial institutions whose condition will be continually monitored by the Adviser. The repurchase agreements entered into by a Fund will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by a Fund, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of each Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of each of the Funds, not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by that Fund, amounts to more than 15% of the Fund's total assets. The investments of each of the Funds in repurchase agreements, at times, may be substantial when, in the view of the Adviser, liquidity or other considerations so warrant.

RESOURCE RECOVERY BONDS. The Tax-Exempt Bond and Money Market Funds may purchase resource recovery bonds, which are a type of revenue bond issued to build facilities such as solid waste incinerators or waste-to-energy plants. Typically, a private corporation will be involved, at least during the construction phase, and the revenue stream will be secured by fees or rents paid by municipalities for use of the facilities. The viability of a resource recovery project, environmental protection regulations, and project operator tax incentives may affect the value and credit quality of resource recovery bonds.

RESTRAINTS ON INVESTMENTS BY MONEY MARKET FUNDS. Investments by a money market fund are subject to limitations imposed under regulations adopted by the SEC. Under these regulations, money market funds may acquire only obligations that present minimal credit risk and that are "eligible securities," which means they are (i) rated, at the time of investment, by at least two NRSROs (one if it is the only organization rating such obligation) in the highest rating category or, if unrated, determined to be of comparable quality (a "first tier security"), or
(ii) rated according to the foregoing criteria in the second highest rating category or, if unrated, determined to be of comparable quality ("second tier security"). In the case of taxable money market funds, investments in second tier securities are subject to further constraints in that (i) no more than 5% of a money market fund's assets may be invested in second tier securities and
(ii) any investment in securities of any one such issuer is limited to the greater of 1% of the money market fund's total assets or $1 million. A taxable money market fund may not purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies of instrumentalities) if, as a result, more than 5% of the total assets of the Fund would be invested the securities of one issuer. A taxable money market fund may also hold more than 5% of its assets in first tier securities of a single issuer for three "business days" (that is, any day other than a Saturday, Sunday or customary business holiday).

SECURITIES LENDING. Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund's Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its investment adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

A Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent.

By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral. Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. Any securities lending activity in which a Fund may engage will be undertaken pursuant to Board approved procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

SHORT SALES. As consistent with each Fund's investment objective, a Fund may engage in short sales that are either "uncovered" or "against the box." A short sale is "against the box" if at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale "against-the-box" is a taxable transaction to the Fund with respect to the securities that are sold short.

Uncovered short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Until a Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the Fund's short positions.

SHORT-TERM OBLIGATIONS. Short-term obligations are debt obligations maturing (becoming payable) in 397 days or less, including commercial paper and short-term corporate obligations. Short-term corporate obligations are short-term obligations issued by corporations.

STANDBY COMMITMENTS AND PUTS. The Funds may purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when they can simultaneously acquire the right to sell the securities back to the seller, the issuer or a third-party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the Funds to meet redemptions and remain as fully invested as possible in municipal securities. The Funds reserve the right to engage in put transactions. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. A Fund would limit its put transactions to institutions which the Adviser believes present minimal credit risks, and the Adviser would use its best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, a Fund would be a general creditor (i.e., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between the Fund and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying securities or any similar event that has an adverse effect on the issuer's credit or a provision in the contract that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. The Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

The securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to the Fund. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, the Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of portfolio securities that the Fund may purchase subject to a standby commitment or put, but the amount paid directly or indirectly for all standby commitments or puts which are not integral parts of the security as originally issued held in the Fund will not exceed one-half of 1% of the value of the total assets of such Fund calculated immediately after any such put is acquired.

STRIPS. Separately Traded Interest and Principal Securities ("STRIPS") are component parts of U.S. Treasury securities traded through the federal book-entry system. An Adviser will only purchase STRIPS that it determines are liquid or, if illiquid, do not violate the affected Fund's investment policy concerning investments in illiquid securities. Consistent with Rule 2a-7 under the 1940 Act, the Adviser will only purchase STRIPS for money market funds that have a remaining maturity of 397 days or less; therefore, the money market funds currently may only purchase interest component parts of U.S. Treasury securities. While there is no limitation on the percentage of a Fund's assets that may be comprised of STRIPS, the Adviser will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights and of deviations in the value of shares of the money market funds.

STRUCTURED INVESTMENTS. Structured Investments are derivatives in the form of a unit or units representing an undivided interest(s) in assets held in a trust that is not an investment company as defined in the 1940 Act. A trust unit pays a return based on the total return of securities and other investments held by the trust and the trust may enter into one or more swaps to achieve its objective. For example, a trust may purchase a basket of securities and agree to exchange the return generated by those securities for the return generated by another basket or index of securities. The Fund will purchase structured investments in trusts that engage in such swaps only where the counterparties are approved by the Adviser in accordance with credit-risk guidelines established by the Board of Trustees.

STRUCTURED NOTES. Notes are derivatives where the amount of principal repayment and or interest payments is based upon the movement of one or more factors. These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate and LIBOR) and stock indices such as the S&P 500(R) Index. In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. The use of structured notes allows the Fund to tailor its investments to the specific risks and returns the Adviser wishes to accept while avoiding or reducing certain other risks.

SUPRANATIONAL AGENCY OBLIGATIONS. Supranational agency obligations are obligations of supranational entities established through the joint participation of several governments, including the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (also known as the "World Bank"), African Development Bank, European Union, European Investment Bank, and the Nordic Investment Bank.

SWAP AGREEMENTS. The Funds may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one-year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap," interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor;" and interest rate dollars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A credit default swap is a specific kind of counterparty agreement designed to transfer the third party credit risk between parties. One party in the swap is a lender and faces credit risk from a third party and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments (essentially an insurance premium). If the third party defaults, the party providing insurance will have to purchase from the insured party the defaulted asset.

Most swap agreements entered into by the Funds calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount").

A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a Fund's investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Fund's illiquid investment limitations. A Fund will not enter into any swap agreement unless the Adviser believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Each Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counter-party will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counter-party a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap agreement defaults, a Fund's risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by a Fund's custodian. In as much as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the Funds and their Adviser believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund's borrowing restrictions.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments, which are traded in the over-the-counter market. The Adviser, under the supervision of the Board of Trustees, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of equity swaps is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

U.S. GOVERNMENT SECURITIES. Examples of types of U.S. government obligations in which the Funds may invest include U.S. Treasury obligations and the obligations of U.S. government agencies such as Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Freddie Mac (formerly Federal Home Loan Mortgage Corporation), Federal Intermediate Credit Banks, Maritime Administration, and other similar agencies. Whether backed by the full faith and credit of the U.S. Treasury or not, U.S. government securities are not guaranteed against price movements due to fluctuating interest rates.

- U.S. TREASURY OBLIGATIONS. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as STRIPS and Treasury Receipts ("TRs").

- RECEIPTS. Interests in separately traded interest and principal component parts of U.S. government obligations that are issued by banks or brokerage firms and are created by depositing U.S. government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities.

- TREASURY INFLATION PROTECTED NOTES ("TIPS"). TIPS are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the consumer price index. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of an investment Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds.

- ZERO COUPON OBLIGATIONS. Zero coupon obligations are debt obligations that do not bear any interest, but instead are issued at a deep discount from face value or par. The value of a zero coupon obligation increases over time to reflect the interest accumulated. These obligations will not result in the payment of interest until maturity, and will have greater price volatility than similar securities that are issued at face value or par and pay interest periodically.

- U.S. GOVERNMENT ZERO COUPON SECURITIES. STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities. See "Mortgage-Backed Securities."

- U.S. GOVERNMENT AGENCIES. Some obligations issued or guaranteed by agencies of the U.S. Government are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of a Fund's shares.

VARIABLE AND FLOATING RATE INSTRUMENTS. Certain of the obligations purchased by the Funds may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Such instruments bear interest at rates that are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such securities.

VARIABLE RATE MASTER DEMAND NOTES. Variable rate master demand notes permit the investment of fluctuating amounts at varying market rates of interest pursuant to direct arrangements between a Fund, as lender, and a borrower. Such notes provide that the interest rate on the amount outstanding varies on a daily, weekly or monthly basis depending upon a stated short-term interest rate index. Both the lender and the borrower have the right to reduce the amount of outstanding indebtedness at any time. There is no secondary market for the notes and it is not generally contemplated that such instruments will be traded. The quality of the note or the underlying credit must, in the opinion of the Adviser, be equivalent to the ratings applicable to permitted investments for the particular Fund. The Adviser will monitor on an ongoing basis the earning power, cash flow and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand. Variable rate master demand notes may or may not be backed by bank letters of credit.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENT SECURITIES. When-issued securities are securities that are delivered and paid for normally within 45 days after the date of commitment to purchase.

Although a Fund will only make commitments to purchase when-issued and forward commitment securities with the intention of actually acquiring the securities, a Fund may sell them before the settlement date. When-issued securities are subject to market fluctuation, and accrue no interest to the purchaser during this pre-settlement period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing when-issued and forward commitment securities entails leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case, there could be an unrealized loss at the time of delivery.

A Fund will maintain, on a daily basis, high-quality, liquid assets in an amount at least equal in value to its commitments to purchase when-issued and forward commitment securities.

      INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

The following investment limitations are fundamental policies of the Funds. Fundamental policies cannot be changed without the consent of the holders of a majority of each Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

No Fund may:

      1. With respect to 75% of each Fund's total assets (50% in the case of Maryland Municipal Bond Fund, Virginia Intermediate Municipal Bond Fund and Virginia Municipal Bond Fund), invest more than 5% of the value of the total assets of a Fund in the securities of any one issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, repurchase agreements involving such securities, and securities issued by investment companies), or purchase the securities of any one issuer if such purchase would cause more than 10% of the voting securities of such issuer to be held by a Fund.

      2. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for the purposes of this limitation, investment strategies that either obligate a Fund to purchase securities or require a Fund to segregate assets are not considered to be borrowing. Asset coverage of at least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes (less than 60 days), and in an amount not exceeding 5% of its total assets.

      3. Underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the 1933 Act in the sale of portfolio securities.

      4. Issue senior securities (as defined in the 1940 Act), except as permitted by rule, regulation or order of the SEC.

      5. Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities and securities issued by investment companies) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

            5.1 With respect to the money market funds, this limitation does not apply to obligations issued by domestic branches of U.S. banks or U.S. branches of foreign banks subject to the same regulations as U.S. banks.

            5.2 No Life Vision Fund may invest more than 25% of its assets in underlying STI Classic Funds that, as a matter of policy, concentrate their assets in any one industry. However, a Life Vision Fund may indirectly invest more than 25% of its total assets in one industry through its investments in the underlying STI Classic Funds. Each Life Vision Fund may invest up to 100% of its assets in securities issued by investment companies.

      6. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments either issued by companies that invest in real estate, backed by real estate or securities of companies engaged in the real estate business).

      7. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments.

      8. Make loans, except that a Fund may: (i) purchase or hold debt instruments in accordance with its investment objectives and policies; (ii) enter into repurchase agreements; and (iii) lend its portfolio securities.

NON-FUNDAMENTAL POLICIES

The following investment policies are non-fundamental policies of the Funds and may be changed by the Funds' Board of Trustees:

      1. Any change to a Fund's investment policy to invest at least 80% of such Fund's net assets in securities of companies in a specific sector is subject to 60 days prior notice to shareholders.

      2. No Fund may purchase or hold illiquid securities (i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets (10% for the Prime Quality Money Market, U.S. Government Securities Money Market, U.S. Treasury Money Market Fund, and Tax-Exempt Money Market Funds) would be invested in illiquid securities.

      3. No Life Vision Fund currently intends to purchase securities on margin, except that a Life Vision Fund may obtain such short-term credits as are necessary for the clearance of transactions.

      4.    No Life Vision Fund currently intends to sell securities short.

      5. No Life Vision Fund currently intends to purchase or sell futures contracts or put or call options.

      6. No Life Vision Fund may invest in shares of unaffiliated money market funds, except as permitted by the SEC.

With the exception of the limitations on liquidity standards, the foregoing percentages will apply at the time of the purchase of a security and shall not be considered violated unless an excess occurs or exists immediately after and as a result of a purchase of such security.

      THE ADVISER

GENERAL. Trusco Capital Management, Inc. ("Trusco" or the "Adviser") is a professional investment management firm registered with the SEC under the Investment Advisers Act of 1940 and serves as investment adviser to the Funds. The Adviser makes investment decisions for the Funds (except the Aggressive Growth Stock Fund and Emerging Growth Stock Fund) and continuously reviews, supervises and administers each Fund's respective investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities. The principal business address of the Adviser is 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303. As of June 30, 2004, the Adviser had discretionary management authority with respect to approximately $51.9 billion of assets under management.

ADVISORY AGREEMENTS WITH THE TRUST. Prior to January 1, 2000, STI Capital Management, N.A. ("STI"), a subsidiary of SunTrust Banks, Inc., served as investment adviser to the Balanced Fund, Capital Appreciation Fund, Florida Tax-Exempt Bond Fund, International Equity Fund, Investment Grade Bond Fund, Investment Grade Tax-Exempt Bond Fund, Limited-Term Federal Mortgage Securities Fund, Mid-Cap Equity Fund, Small Cap Value Equity Fund and Value Income Stock Fund. On January 1, 2000, SunTrust Bank (formerly SunTrust Bank, Atlanta), a subsidiary of SunTrust Banks, Inc. and the investment adviser of the Georgia Tax-Exempt Bond Fund, succeeded STI as the investment adviser to those Funds. On July 1, 2000, SunTrust Banks, Inc. reorganized its money management units, including those of SunTrust Bank, into Trusco. As a result, Trusco now serves as the investment adviser to each Fund pursuant to three separate agreements (the "Advisory Agreements").

The Advisory Agreements provide that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder. The Advisory Agreements provide that if, for any fiscal year, the ratio of expenses of any Fund (including amounts payable to the Adviser but excluding interest, taxes, brokerage, litigation, and other extraordinary expenses) exceeds limitations established by certain states, the Adviser and/or the Fund's administrator will bear the amount of such excess. The Adviser will not be required to bear expenses of the Trust to an extent which would result in a Fund's inability to qualify as a regulated investment company under provisions of the Code.

The continuance of the Advisory Agreements, after the first 2 years, must be specifically approved at least annually (i) by the vote of the Trustees, and
(ii) by the vote of a majority of the Trustees who are not parties to the Agreements or "interested persons" of any party thereto, as defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreements will terminate automatically in the event of its assignment, and each is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Funds, by a majority of the outstanding shares of the Funds, on not less than 30 days nor more than 60 days written notice to the Adviser, or by the Adviser on 90 days written notice to the Trust.

ADVISORY FEES PAID TO THE ADVISER. For its services under the Advisory Agreements, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at the specified annual rate of each Fund's average daily net assets:

FUND                                               FEES
--------------------------------------------------------
Aggressive Growth Stock Fund                      1.25%
--------------------------------------------------------
Balanced Fund                                     0.95%
--------------------------------------------------------
Capital Appreciation Fund                         1.15%
--------------------------------------------------------
Emerging Growth Stock Fund                        1.25%
--------------------------------------------------------
Florida Tax-Exempt Bond Fund                      0.65%
--------------------------------------------------------
Georgia Tax-Exempt Bond Fund                      0.65%
--------------------------------------------------------
Growth and Income Fund                            0.90%
--------------------------------------------------------
High Income Fund                                  0.80%
--------------------------------------------------------
Information and Technology Fund                   1.10%
--------------------------------------------------------
International Equity Fund                         1.25%
--------------------------------------------------------
International Equity Index Fund                   0.90%
--------------------------------------------------------
Investment Grade Bond Fund                        0.74%
--------------------------------------------------------
Investment Grade Tax-Exempt Bond Fund             0.74%
--------------------------------------------------------
Life Vision Aggressive Growth Fund                0.25%
--------------------------------------------------------
Life Vision Conservative Fund                     0.25%
--------------------------------------------------------
Life Vision Growth and Income Fund                0.25%
--------------------------------------------------------
Life Vision Moderate Growth Fund                  0.25%
--------------------------------------------------------
Limited-Term Federal Mortgage Securities Fund     0.65%
--------------------------------------------------------
Maryland Municipal Bond Fund                      0.65%
--------------------------------------------------------
Mid-Cap Equity Fund                               1.15%
--------------------------------------------------------
Mid-Cap Value Equity Fund                         1.25%
--------------------------------------------------------
Prime Quality Money Market Fund                   0.65%
--------------------------------------------------------
Short-Term Bond Fund                              0.65%
--------------------------------------------------------
Short-Term U.S. Treasury Securities Fund          0.65%
--------------------------------------------------------
Small Cap Growth Stock Fund                       1.15%
--------------------------------------------------------
Small Cap Value Equity Fund                       1.15%
--------------------------------------------------------
Strategic Income Fund                             0.85%
--------------------------------------------------------
Strategic Quantitative Equity Fund                1.15%
--------------------------------------------------------
Tax-Exempt Money Market Fund                      0.55%
--------------------------------------------------------
Tax Sensitive Growth Stock Fund                   1.15%
--------------------------------------------------------
U.S. Government Securities Fund                   0.74%
--------------------------------------------------------

FUND                                               FEES
----------------------------------------------------------
U.S. Government Securities Money Market Fund      0.65%
----------------------------------------------------------
U.S. Treasury Money Market Fund                   0.65%
----------------------------------------------------------
Value Income Stock Fund                           0.80%
----------------------------------------------------------
Virginia Intermediate Municipal Bond Fund         0.65%
----------------------------------------------------------
Virginia Municipal Bond Fund                      0.65%
----------------------------------------------------------
Virginia Tax-Free Money Market Fund               0.40%
----------------------------------------------------------

For the period from commencement of operations to the fiscal periods ended May 31, 2004, 2003 and 2002, the Funds paid the following advisory fees:

                                                   FEES PAID ($)                     FEES WAIVED ($)
                                     ----------------------------------------------------------------------
FUND                                     2004       2003          2002       2004        2003       2002
-----------------------------------------------------------------------------------------------------------
Aggressive Growth Stock Fund             XXX              *              *    XXX             *           *
-----------------------------------------------------------------------------------------------------------
Balanced Fund                            XXX      2,638,000      2,772,000    XXX        81,000      85,000
-----------------------------------------------------------------------------------------------------------
Capital Appreciation Fund                XXX     14,174,000     16,284,000    XXX       251,000     288,000
-----------------------------------------------------------------------------------------------------------
Emerging Growth Stock Fund               XXX              *              *    XXX             *           *
-----------------------------------------------------------------------------------------------------------
Florida Tax-Exempt Bond Fund             XXX      1,021,000        823,000    XXX        76,000      61,000
-----------------------------------------------------------------------------------------------------------
Georgia Tax-Exempt Bond Fund             XXX        685,000        666,000    XXX        51,000      50,000
-----------------------------------------------------------------------------------------------------------
Growth and Income Fund                   XXX      6,313,000      8,312,000    XXX             0           0
-----------------------------------------------------------------------------------------------------------
High Income Fund                         XXX        600,000        241,000    XXX       139,000      56,000
-----------------------------------------------------------------------------------------------------------
Information and Technology Fund          XXX        243,000        772,000    XXX             0           0
-----------------------------------------------------------------------------------------------------------
International Equity Fund                XXX      2,639,000      2,389,000    XXX             0           0
-----------------------------------------------------------------------------------------------------------
International Equity Index Fund          XXX      2,013,000      1,970,000    XXX       212,000     208,000
-----------------------------------------------------------------------------------------------------------
Investment Grade Bond Fund               XXX      6,625,000      6,721,000    XXX       193,000     196,000
-----------------------------------------------------------------------------------------------------------
Investment Grade Tax-Exempt Bond Fund    XXX      1,522,000      1,286,000    XXX        69,000      59,000
-----------------------------------------------------------------------------------------------------------
Life Vision Aggressive Growth Fund       XXX         26,000         23,000    XXX        42,000      45,000
-----------------------------------------------------------------------------------------------------------
Life Vision Conservative Fund            XXX              0**            *    XXX             0           *
-----------------------------------------------------------------------------------------------------------
Life Vision Growth and Income Fund       XXX         84,000         59,000    XXX        75,000      69,000
-----------------------------------------------------------------------------------------------------------
Life Vision Moderate Growth Fund         XXX        122,000        111,000    XXX        94,000      94,000
-----------------------------------------------------------------------------------------------------------
Limited-Term Federal Mortgage
Securities Fund                          XXX      1,875,000        801,000    XXX       156,000      67,000
-----------------------------------------------------------------------------------------------------------
Maryland Municipal Bond Fund             XXX        359,000        280,000    XXX        50,000      39,000
-----------------------------------------------------------------------------------------------------------
Mid-Cap Equity Fund                      XXX      1,661,000      2,196,000    XXX        37,000      49,000
-----------------------------------------------------------------------------------------------------------
Mid-Cap Value Equity Fund                XXX      1,263,000        627,000    XXX       110,000      55,000
-----------------------------------------------------------------------------------------------------------
Prime Quality Money Market Fund          XXX     32,586,000     31,332,000    XXX     6,637,000   6,382,000
-----------------------------------------------------------------------------------------------------------
Short-Term Bond Fund                     XXX      2,051,000      1,755,000    XXX       162,000     138,000
-----------------------------------------------------------------------------------------------------------

                                                  FEES PAID ($)               FEES WAIVED ($)
                                         ---------------------------------------------------------------
FUND                                      2004      2003        2002       2004      2003        2002
--------------------------------------------------------------------------------------------------------
Short-Term U.S. Treasury Securities
Fund                                      XXX     1,392,000     864,000    XXX       142,000      88,000
--------------------------------------------------------------------------------------------------------
Small Cap Growth Stock Fund               XXX     5,975,000   6,800,000    XXX             0           0
--------------------------------------------------------------------------------------------------------
Small Cap Value Equity Fund               XXX     6,017,000   5,714,000    XXX             0           0
--------------------------------------------------------------------------------------------------------
Strategic Income Fund                     XXX       873,000     171,000    XXX       116,000      23,000
--------------------------------------------------------------------------------------------------------
Strategic Quantitative Equity Fund        XXX             *           *    XXX             *           *
--------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market Fund              XXX     5,525,000   5,338,000    XXX     1,213,000   1,172,000
--------------------------------------------------------------------------------------------------------
Tax Sensitive Growth Stock Fund           XXX     3,593,000   6,100,000    XXX             0           0
--------------------------------------------------------------------------------------------------------
U.S. Government Securities Fund           XXX     1,846,000   1,422,000    XXX        85,000      65,000
--------------------------------------------------------------------------------------------------------
U.S. Government Securities Money
Market Fund                               XXX     6,683,000   5,955,000    XXX     1,074,000     957,000
--------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund           XXX     5,472,000   4,771,000    XXX       879,000     766,000
--------------------------------------------------------------------------------------------------------
Value Income Stock Fund                   XXX     5,640,000   6,380,000    XXX             0           0
--------------------------------------------------------------------------------------------------------
Virginia Intermediate Municipal Bond
Fund                                      XXX     1,368,000   1,296,000    XXX             0           0
--------------------------------------------------------------------------------------------------------
Virginia Municipal Bond Fund              XXX       445,000     448,000    XXX             0           0
--------------------------------------------------------------------------------------------------------
Virginia Tax-Free Money Market Fund       XXX     1,328,000   1,399,000    XXX             0           0
--------------------------------------------------------------------------------------------------------

*  Not in operation during the period.
** Rounded to $0.

THE SUBADVISER

GENERAL. Zevenbergen Capital Investments LLC (the "Subadviser") serves as the subadviser to the Aggressive Growth Stock Fund and the Emerging Growth Stock Fund and manages the portfolios of the Funds on a day-to-day basis. The Subadviser was founded in 1987 and manages domestic growth equity assets. The firm's client base is comprised of a blend of institutional tax-exempt and taxable separately managed accounts. As a domestic growth equity manager, the Subadviser manages assets for a variety of entities, including public funds, foundations, endowments, corporations, pooled accounts, and private individuals. The Subadviser selects, buys, and sells securities for the Aggressive Growth Stock Fund and the Emerging Growth Stock Fund under the supervision of the Adviser and the Board of Trustees. The principal business address of the Subadviser is 601 Union Street, Suite 4600, Seattle, Washington 98101. As of June 30, 2004, the Subadviser had approximately $XXX million of assets under management.

INVESTMENT SUBADVISORY AGREEMENT. The Adviser and the Subadviser have entered into an investment subadvisory agreement (the "Subadvisory Agreement") under which the Subadviser makes the investment decisions for and continuously reviews, supervises, and administers the investment program of the Aggressive Growth Stock Fund and the Emerging Growth Stock Fund, subject to the supervision of, and policies established by, the Adviser and the Trustees of the Trust. After the initial two year term, the continuance of the Subadvisory Agreement with respect to either Fund must be specifically approved at least annually by
(i) the vote of the Trustees or a vote of the shareholders of the Fund and (ii) the vote of a majority of the Trustees who are not parties to the Subadvisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Subadvisory Agreement will terminate automatically in the event of its assignment and is terminable at any time without penalty by (i) the Trustees of the Trust or, with respect to either Fund, by a majority of the outstanding shares of that Fund, (ii) the Adviser at any time on not less than 30 days nor more than 60 days written notice to the Subadviser, or (iii) the Subadviser on 90 days written notice to the Adviser. The Subadvisory Agreement provides that the Subadviser shall not be protected against any liability by reason of willful misfeasance, bad faith, or negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

SUBADVISORY FEES PAID TO THE SUBADVISER. For its services under the Subadvisory Agreement, the Subadviser is entitled to a fee, which is calculated daily and paid quarterly by the Adviser, at an annual rate of 0.625% based on the average daily net assets of the Aggressive Growth Stock Fund and the Emerging Growth Stock Fund. For the fiscal year ended May 31, 2004, the Subadviser received subadvisory fees of $XXX and $XXX for the Aggressive Growth Stock Fund and Emerging Growth Stock Fund, respectively.

      THE ADMINISTRATOR

GENERAL. BISYS Fund Services Ohio, Inc. (the "Administrator") serves as administrator of the Trust and is an affiliate of BISVS Fund Services, Limited Partnership, the Trust's distributor. The Administrator, an Ohio corporation, has its principal business offices at 3435 Stelzer Road, Columbus, Ohio 43219. The Administrator and its affiliates provide administration and distribution services to other investment companies.

MASTER SERVICES AGREEMENT WITH THE TRUST. The Trust and the Administrator have entered into a master services agreement (the "Master Services Agreement") effective July 26, 2004. Under the Master Services Agreement, the Administrator provides the Trust with administrative services, including day-to-day administration of matters necessary to each Fund's operations, maintenance of records and the books of the Trust, preparation of reports, assistance with compliance monitoring of the Funds' activities and certain supplemental services in connection with the Trust's obligations under the Sarbanes-Oxley Act of 2002.

The Master Services Agreement shall remain in effect for a period of five years until July 31, 2009, and shall continue in effect for successive one year periods subject to review at least annually by the Trustees of the Trust unless terminated by either party on not less than 90 days written notice to the other party.

ADMINISTRATION FEES TO BE PAID TO THE ADMINISTRATOR. Under the Master Services Agreement, BISYS Fund Services Ohio, Inc. is entitled to receive an asset-based fee for administration, fund accounting and transfer agency services of 2.75 basis points (0.0275%) on the first $25 billion in aggregate net assets of all Funds, 2.25 basis points (0.0225%) on the next $5 billion in aggregate net assets of all Funds, and 1.75 basis points (0.0175%) on the aggregate net assets of all Funds over $30 billion, plus an additional class fee of $2,500 per class per annum, applicable to each additional class of shares over 145 classes of shares.

For the period from commencement of operations to the fiscal periods ended May 31, 2004, 2003 and 2002, the Funds paid the following administration fees:

                                                        FEES PAID ($)*               FEES WAIVED ($)*
                                                --------------------------------------------------------
FUND                                            2004        2003           2002      2004    2003   2002
--------------------------------------------------------------------------------------------------------
Aggressive Growth Stock Fund                     XXX            **             **    XXX       **     **
--------------------------------------------------------------------------------------------------------
Balanced Fund                                    XXX       197,000        207,000    XXX        0      0
--------------------------------------------------------------------------------------------------------
Capital Appreciation Fund                        XXX       864,000        993,000    XXX        0      0
--------------------------------------------------------------------------------------------------------

                                                        FEES PAID ($)*               FEES WAIVED ($)*
                                                --------------------------------------------------------
FUND                                             2004       2003          2002      2004     2003   2002
--------------------------------------------------------------------------------------------------------
Emerging Growth Stock Fund                       XXX            **             **    XXX       **     **
--------------------------------------------------------------------------------------------------------
Florida Tax-Exempt Bond Fund                     XXX       117,000         94,000    XXX        0      0
--------------------------------------------------------------------------------------------------------
Georgia Tax-Exempt Bond Fund                     XXX        78,000         76,000    XXX        0      0
--------------------------------------------------------------------------------------------------------
Growth and Income Fund                           XXX       483,000        636,000    XXX        0      0
--------------------------------------------------------------------------------------------------------
High Income Fund                                 XXX        64,000         25,000    XXX        0      0
--------------------------------------------------------------------------------------------------------
Information and Technology Fund                  XXX        15,000         48,000    XXX        0      0
--------------------------------------------------------------------------------------------------------
International Equity Fund                        XXX       146,000        132,000    XXX        0      0
--------------------------------------------------------------------------------------------------------
International Equity Index Fund                  XXX       170,000        167,000    XXX        0      0
--------------------------------------------------------------------------------------------------------
Investment Grade Bond Fund                       XXX       635,000        644,000    XXX        0      0
--------------------------------------------------------------------------------------------------------
Investment Grade Tax-Exempt Bond Fund            XXX       148,000        125,000    XXX        0      0
--------------------------------------------------------------------------------------------------------
Life Vision Aggressive Growth Fund               XXX        19,000         19,000    XXX        0      0
--------------------------------------------------------------------------------------------------------
Life Vision Conservative Fund                    XXX          0***             **    XXX        0     **
--------------------------------------------------------------------------------------------------------
Life Vision Growth and Income Fund               XXX        44,000         35,000    XXX        0      0
--------------------------------------------------------------------------------------------------------
Life Vision Moderate Growth Fund                 XXX        60,000         57,000    XXX        0      0
--------------------------------------------------------------------------------------------------------
Limited-Term Federal Mortgage Securities Fund    XXX       215,000         92,000    XXX        0      0
--------------------------------------------------------------------------------------------------------
Maryland Municipal Bond Fund                     XXX        43,000         34,000    XXX        0      0
--------------------------------------------------------------------------------------------------------
Mid-Cap Equity Fund                              XXX       102,000        134,000    XXX        0      0
--------------------------------------------------------------------------------------------------------
Mid-Cap Value Equity Fund                        XXX        76,000         37,000    XXX        0      0
--------------------------------------------------------------------------------------------------------
Prime Quality Money Market Fund                  XXX     4,158,000      3,999,000    XXX        0      0
--------------------------------------------------------------------------------------------------------
Short-Term Bond Fund                             XXX       235,000        201,000    XXX        0      0
--------------------------------------------------------------------------------------------------------
Short-Term U.S. Treasury Securities Fund         XXX       163,000        101,000    XXX        0      0
--------------------------------------------------------------------------------------------------------
Small Cap Growth Stock Fund                      XXX       358,000        407,000    XXX        0      0
--------------------------------------------------------------------------------------------------------
Small Cap Value Equity Fund                      XXX       361,000        342,000    XXX        0      0
--------------------------------------------------------------------------------------------------------
Strategic Income Fund                            XXX        80,000         16,000    XXX        0      0
--------------------------------------------------------------------------------------------------------
Strategic Quantitative Equity Fund               XXX            **             **    XXX       **     **
--------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market Fund                     XXX       844,000        816,000    XXX        0      0
--------------------------------------------------------------------------------------------------------
Tax Sensitive Growth Stock Fund                  XXX       215,000        366,000    XXX        0      0
--------------------------------------------------------------------------------------------------------
U.S. Government Securities Fund                  XXX       180,000        138,000    XXX        0      0
--------------------------------------------------------------------------------------------------------
U.S. Government Securities Money Market Fund     XXX       822,000        733,000    XXX        0      0
--------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund                  XXX       673,000        587,000    XXX        0      0
--------------------------------------------------------------------------------------------------------
Value Income Stock Fund                          XXX       486,000        549,000    XXX        0      0
--------------------------------------------------------------------------------------------------------
Virginia Intermediate Municipal Bond Fund        XXX       145,000        138,000    XXX        0      0
--------------------------------------------------------------------------------------------------------
Virginia Municipal Bond Fund                     XXX        47,000         47,000    XXX        0      0
--------------------------------------------------------------------------------------------------------

                                                        FEES PAID ($)*               FEES WAIVED ($)*
                                                --------------------------------------------------------
FUND                                             2004       2003          2002      2004     2003   2002
--------------------------------------------------------------------------------------------------------
Virginia Tax Free Money Market Fund              XXX       229,000        241,000    XXX        0      0
--------------------------------------------------------------------------------------------------------

* For the fiscal years ended May 31, 2002, 2003 and 2004, administration fees were paid by the Funds pursuant to an administration agreement between the Trust and SEI Investments Global Funds Services.
**    Not in operation during the period.
***   Rounded to $0.

      THE DISTRIBUTOR

The Trust and BISYS Fund Services, Limited Partnership (the "Distributor") are parties to a distribution agreement dated July 26, 2004 (the "Distribution Agreement") whereby the Distributor acts as principal underwriter for the Trust's shares. The Distributor is an affiliate of BISYS Fund Services Ohio, Inc., which serves as the Trust's administrator and transfer agent. The principal business address of the Distributor is 3435 Stelzer Road, Columbus, Ohio 43219. Under the Distribution Agreement, the Distributor must use all reasonable efforts, consistent with its other business, in connection with the continuous offering of shares of the Trust. The Distributor will receive no compensation for distribution of T Shares. In addition, the A Shares of the Funds have a distribution plan (the "A Plan"), the B Shares of the Funds have a distribution and service plan (the "B Plan"), and the L Shares of the Funds have a distribution and service plan (the "L Plan").

After the initial two year term, the continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Trustees who are not parties to the Distribution Agreement or "interested persons" of any party thereto, as defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to any Fund, by a majority of the outstanding shares of that Fund, upon not more than 60 days written notice by either party.

With respect to the Trust, the Distributor may, from time to time and at its own expense, provide promotional incentives, in the form of cash or other compensation, to financial institutions whose representatives have sold or are expected to sell significant amounts of these Funds.

For the fiscal years ended May 31, 2004, 2003 and 2002, the Funds paid the following aggregate sales charge payable to the Distributor with respect to the A Shares:

                                                 AGGREGATE SALES CHARGES PAYABLE   AMOUNT RETAINED BY
                                                       TO DISTRIBUTOR ($)*          DISTRIBUTOR ($)*
                                                 ----------------------------------------------------
FUND                                                2004      2003        2002     2004   2003   2002
-----------------------------------------------------------------------------------------------------
Aggressive Growth Stock Fund                        XXX           **          **   XXX      **     **
-----------------------------------------------------------------------------------------------------
Balanced Fund                                       XXX       22,000      23,000   XXX       0      0
-----------------------------------------------------------------------------------------------------
Capital Appreciation Fund                           XXX      935,000   1,220,000   XXX       0      0
-----------------------------------------------------------------------------------------------------
Emerging Growth Stock Fund                          XXX           **          **   XXX      **     **
-----------------------------------------------------------------------------------------------------
Florida Tax-Exempt Bond Fund                        XXX       11,000       5,000   XXX       0      0
-----------------------------------------------------------------------------------------------------
Georgia Tax-Exempt Bond Fund                        XXX        5,000       5,000   XXX       0      0
-----------------------------------------------------------------------------------------------------
Growth and Income Fund                              XXX       80,000      95,000   XXX       0      0
-----------------------------------------------------------------------------------------------------
High Income Fund                                    XXX           **          **   XXX      **     **
-----------------------------------------------------------------------------------------------------
Information and Technology Fund                     XXX           **          **   XXX      **     **
-----------------------------------------------------------------------------------------------------
International Equity Fund                           XXX       17,000      61,000   XXX       0      0
-----------------------------------------------------------------------------------------------------

                                                 AGGREGATE SALES CHARGES PAYABLE   AMOUNT RETAINED BY
                                                       TO DISTRIBUTOR ($)*          DISTRIBUTOR ($)*
                                                 ----------------------------------------------------
FUND                                                2004      2003        2002     2004   2003   2002
-----------------------------------------------------------------------------------------------------
International Equity Index Fund                     XXX       19,000      41,000   XXX       0      0
-----------------------------------------------------------------------------------------------------
Investment Grade Bond Fund                          XXX      116,000      94,000   XXX       0      0
-----------------------------------------------------------------------------------------------------
Investment Grade Tax-Exempt Bond Fund               XXX       88,000      84,000   XXX       0      0
-----------------------------------------------------------------------------------------------------
Life Vision Aggressive Growth Fund                  XXX           **          **   XXX      **     **
-----------------------------------------------------------------------------------------------------
Life Vision Conservative Fund                       XXX           **          **   XXX      **     **
-----------------------------------------------------------------------------------------------------
Life Vision Growth and Income Fund                  XXX           **          **   XXX      **     **
-----------------------------------------------------------------------------------------------------
Life Vision Moderate Growth Fund                    XXX           **          **   XXX      **     **
-----------------------------------------------------------------------------------------------------
Limited-Term Federal Mortgage Securities Fund       XXX       16,000       3,000   XXX       0      0
-----------------------------------------------------------------------------------------------------
Maryland Municipal Bond Fund                        XXX           **          **   XXX      **     **
-----------------------------------------------------------------------------------------------------
Mid-Cap Equity Fund                                 XXX       43,000      47,000   XXX       0      0
-----------------------------------------------------------------------------------------------------
Mid-Cap Value Equity Fund                           XXX           **          **   XXX      **     **
-----------------------------------------------------------------------------------------------------
Prime Quality Money Market Fund                     XXX    3,839,000   3,842,000   XXX       0      0
-----------------------------------------------------------------------------------------------------
Short-Term Bond Fund                                XXX       11,000      11,000   XXX       0      0
-----------------------------------------------------------------------------------------------------
Short-Term U.S. Treasury Securities Fund            XXX       19,000       5,000   XXX       0      0
-----------------------------------------------------------------------------------------------------
Small Cap Growth Stock Fund                         XXX       94,000     128,000   XXX       0      0
-----------------------------------------------------------------------------------------------------
Small Cap Value Equity Fund                         XXX           **          **   XXX      **     **
-----------------------------------------------------------------------------------------------------
Strategic Income Fund                               XXX           **          **   XXX      **     **
-----------------------------------------------------------------------------------------------------
Strategic Quantitative Equity Fund                  XXX           **          **   XXX      **     **
-----------------------------------------------------------------------------------------------------
Tax-Exempt Money Market Fund                        XXX      357,000     336,000   XXX       0      0
-----------------------------------------------------------------------------------------------------
Tax Sensitive Growth Stock Fund                     XXX           **          **   XXX      **     **
-----------------------------------------------------------------------------------------------------
U.S. Government Securities Fund                     XXX       27,000      28,000   XXX       0      0
-----------------------------------------------------------------------------------------------------
U.S. Government Securities Money Market
Fund                                                XXX      407,000     364,000   XXX       0      0
-----------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund                     XXX           **          **   XXX      **     **
-----------------------------------------------------------------------------------------------------
Value Income Stock Fund                             XXX      206,000     256,000   XXX       0      0
-----------------------------------------------------------------------------------------------------
Virginia Intermediate Municipal Bond Fund           XXX       12,000       9,000   XXX       0      0
-----------------------------------------------------------------------------------------------------
Virginia Municipal Bond Fund                        XXX           **          **   XXX      **     **
-----------------------------------------------------------------------------------------------------
Virginia Tax-Free Money Market Fund                 XXX      393,000     399,000   XXX       0      0
-----------------------------------------------------------------------------------------------------

* For the fiscal years ended May 31, 2002, 2003 and 2004, distribution fees were paid by the Funds pursuant to a distribution agreement between the Trust and SEI Investments Distribution Co.

**    Not in operation during the period.

The following table shows the amount of front-end sales charge that is paid to Investment Consultants (Dealers) as a percentage of the offering price of A
Shares:

                                                                          DEALERS' REALLOWANCE AS A PERCENTAGE OF OFFERING PRICE
                                                                       -------------------------------------------------------------
                                                                                      $100,000            $250,000
                                                                       Less than     but less than     but less than      $1,000,000
            FUND(s)                                                    $100,000       $250,000            $1,000,000       and over
-----------------------------------------------------------------------------------------------------------------------------------
Aggressive  Growth  Stock,  Balanced,  Capital  Appreciation,
Emerging  Growth  Stock,  Florida  Tax-Exempt  Bond,  Georgia
Tax-Exempt  Bond,Growth  and  Income  Fund,  High  Income,
Information and Technology, International Equity, International
Equity Index,Investment Grade Bond, Investment Grade Tax-
Exempt Bond, Life Vision AggressiveGrowth, Life Vision
Conservative, Life Vision Growth and Income, Life Vision
Moderate Growth, Maryland Municipal Bond, Mid-Cap Equity,
Mid-Cap Value Equity,Small Cap Growth Stock, Small Cap Value
Equity, Strategic Income, StrategicQuantitative Equity,
Tax Sensitive Growth Stock, U.S. Government Securities,Value
Income Stock, Virginia Intermediate Municipal Bond and
Virginia Municipal Bond Funds                                          3.75%              3.25%              2.50%       0.25%-1.00%
-----------------------------------------------------------------------------------------------------------------------------------
Limited-Term Federal Mortgage Securities Fund                          2.50%              1.75%              1.25%       0.25%-1.00%
-----------------------------------------------------------------------------------------------------------------------------------
Short-Term Bond Fund                                                   2.00%              1.50%              1.00%       0.25%-1.00%
-----------------------------------------------------------------------------------------------------------------------------------
Short-Term U.S. Treasury Securities Fund                               1.00%              0.75%              0.50%       0.25%-1.00%
-----------------------------------------------------------------------------------------------------------------------------------

For the fiscal years ended May 31, 2004, 2003 and 2002, the Funds paid the following aggregate sales charge payable to the Distributor with respect to the L Shares:

                                        AGGREGATE SALES CHARGE PAYABLE      AMOUNT RETAINED
                                                 TO DISTRIBUTOR ($)*       BY DISTRIBUTOR ($)*
                                        -----------------------------------------------------
FUND                                    2004        2003       2002       2004    2003   2002
---------------------------------------------------------------------------------------------
Aggressive Growth Stock Fund             XXX            **          **    XXX       **     **
---------------------------------------------------------------------------------------------
Balanced Fund                            XXX       653,000     707,000    XXX        0      0
---------------------------------------------------------------------------------------------
Capital Appreciation Fund                XXX       902,000   1,067,000    XXX        0      0
---------------------------------------------------------------------------------------------
Emerging Growth Stock Fund               XXX            **          **    XXX       **     **
---------------------------------------------------------------------------------------------
Florida Tax-Exempt Bond Fund             XXX       329,000     177,000    XXX        0      0
---------------------------------------------------------------------------------------------
Georgia Tax-Exempt Bond Fund             XXX       148,000     157,000    XXX        0      0
---------------------------------------------------------------------------------------------
Growth and Income Fund                   XXX       734,000     837,000    XXX        0      0
---------------------------------------------------------------------------------------------
High Income Fund                         XXX       446,000     315,000    XXX        0      0
---------------------------------------------------------------------------------------------
Information and Technology Fund          XXX        65,000     154,000    XXX        0      0
---------------------------------------------------------------------------------------------
International Equity Fund                XXX        54,000      10,000    XXX        0      0
---------------------------------------------------------------------------------------------
International Equity Index Fund          XXX        28,000           0    XXX        0      0
---------------------------------------------------------------------------------------------
Investment Grade Bond Fund               XXX       365,000     328,000    XXX        0      0
---------------------------------------------------------------------------------------------
Investment Grade Tax-Exempt Bond Fund    XXX       283,000     227,000    XXX        0      0
---------------------------------------------------------------------------------------------
Limited-Term Federal Mortgage
Securities Fund                          XXX       868,000      69,000    XXX        0      0
---------------------------------------------------------------------------------------------
Maryland Municipal Bond Fund             XXX       268,000     190,000    XXX        0      0
---------------------------------------------------------------------------------------------
Mid-Cap Equity Fund                      XXX       115,000     132,000    XXX        0      0
---------------------------------------------------------------------------------------------
Mid-Cap Value Equity Fund                XXX        49,000      13,000    XXX        0      0
---------------------------------------------------------------------------------------------
Prime Quality Money Market Fund          XXX       120,000      63,000    XXX        0      0
---------------------------------------------------------------------------------------------

                                        AGGREGATE SALES CHARGE PAYABLE      AMOUNT RETAINED
                                                 TO DISTRIBUTOR ($)*       BY DISTRIBUTOR ($)*
                                        -----------------------------------------------------
FUND                                    2004        2003       2002       2004    2003   2002
---------------------------------------------------------------------------------------------
Short-Term Bond Fund                     XXX       305,000     169,000    XXX        0      0
---------------------------------------------------------------------------------------------
Short-Term U.S. Treasury Securities
Fund                                     XXX     1,075,000     441,000    XXX        0      0
---------------------------------------------------------------------------------------------
Small Cap Growth Stock Fund              XXX       233,000     256,000    XXX        0      0
---------------------------------------------------------------------------------------------
Small Cap Value Equity Fund              XXX       305,000     172,000    XXX        0      0
---------------------------------------------------------------------------------------------
Strategic Income Fund                    XXX       638,000     106,000    XXX        0      0
---------------------------------------------------------------------------------------------
Strategic Quantitative Equity Fund       XXX            **          **    XXX       **     **
---------------------------------------------------------------------------------------------
Tax Sensitive Growth Stock Fund          XXX     1,204,000   1,945,000    XXX        0      0
---------------------------------------------------------------------------------------------
U.S. Government Securities Fund          XXX       370,000     314,000    XXX        0      0
---------------------------------------------------------------------------------------------
Value Income Stock Fund                  XXX       469,000     602,000    XXX        0      0
---------------------------------------------------------------------------------------------
Virginia Intermediate Municipal Bond
Fund                                     XXX            **          **    XXX       **     **
---------------------------------------------------------------------------------------------
Virginia Municipal Bond Fund             XXX       150,000     114,000    XXX        0      0
---------------------------------------------------------------------------------------------

* For the fiscal years ended May 31, 2002, 2003 and 2004, distribution fees were paid by the Funds pursuant to a distribution agreement between the Trust and SEI Investments Distribution Co.

**    Not in operation during the period.



            A SHARES, B SHARES AND L SHARES DISTRIBUTION PLANS

The Distribution Agreement and the A Plan adopted by the Trust provide that A Shares of the Funds will pay the Distributor fees of up to the following respective levels:

FUND:                                      DISTRIBUTION FEE:
------------------------------------------------------------
Aggressive Growth Stock Fund                           0.35%
------------------------------------------------------------
Balanced Fund                                          0.28%
------------------------------------------------------------
Capital Appreciation Fund                              0.68%
------------------------------------------------------------
Emerging Growth Stock Fund                             0.35%
------------------------------------------------------------
Florida Tax-Exempt Bond Fund                           0.18%
------------------------------------------------------------
Georgia Tax-Exempt Bond Fund                           0.18%
------------------------------------------------------------
Growth and Income Fund                                 0.25%
------------------------------------------------------------
High Income Fund                                       0.30%
------------------------------------------------------------
Information and Technology Fund                        0.55%
------------------------------------------------------------
International Equity Fund                              0.33%
------------------------------------------------------------
International Equity Index Fund                        0.38%
------------------------------------------------------------
Investment Grade Bond Fund                             0.43%
------------------------------------------------------------
Investment Grade Tax-Exempt Bond Fund                  0.43%
------------------------------------------------------------
Life Vision Aggressive Growth Fund                     0.50%
------------------------------------------------------------
Life Vision Conservative Fund                          0.40%
------------------------------------------------------------

FUND:                                           DISTRIBUTION FEE:
-----------------------------------------------------------------
Life Vision Growth and Income Fund                     0.50%
------------------------------------------------------------
Life Vision Moderate Growth Fund                       0.50%
------------------------------------------------------------
Limited-Term Federal Mortgage Securities Fund          0.23%
------------------------------------------------------------
Maryland Municipal Bond Fund                           0.15%
------------------------------------------------------------
Mid-Cap Equity Fund                                    0.43%
------------------------------------------------------------
Mid-Cap Value Equity Fund                              0.40%
------------------------------------------------------------
Prime Quality Money Market Fund                        0.20%
------------------------------------------------------------
Short-Term Bond Fund                                   0.23%
------------------------------------------------------------
Short-Term U.S. Treasury Securities Fund               0.18%
------------------------------------------------------------
Small Cap Growth Stock Fund                            0.50%
------------------------------------------------------------
Small Cap Value Equity Fund                            0.33%
------------------------------------------------------------
Strategic Income Fund                                  0.35%
------------------------------------------------------------
Strategic Quantitative Equity Fund                     0.25%
------------------------------------------------------------
Tax-Exempt Money Market Fund                           0.15%
------------------------------------------------------------
Tax Sensitive Growth Stock Fund                        0.40%
------------------------------------------------------------
U.S. Government Securities Fund                        0.38%
------------------------------------------------------------
U.S. Government Securities Money Market Fund           0.17%
------------------------------------------------------------
U.S. Treasury Money Market Fund                        0.15%
------------------------------------------------------------
Value Income Stock Fund                                0.33%
------------------------------------------------------------
Virginia Intermediate Municipal Bond Fund              0.15%
------------------------------------------------------------
Virginia Municipal Bond Fund                           0.15%
------------------------------------------------------------
Virginia Tax-Free Money Market Fund                    0.40%
------------------------------------------------------------

In addition, the Distribution Agreement, the B Plan and the L Plan adopted by the Trust provide that B Shares and L Shares of each applicable Fund will pay the Distributor a fee of up to 0.75% of the average daily net assets of that Fund. The Distributor can use these fees to compensate broker-dealers and service providers, including SunTrust and its affiliates, which provide administrative and/or distribution services to A Shares, B Shares or L Shares shareholders or their customers who beneficially own A Shares, B Shares or L Shares. In addition, B Shares and L Shares are subject to a service fee of up to 0.25% of the average daily net assets of the B Shares and L Shares of each Fund. This service fee will be used for services provided and expenses incurred in maintaining shareholder accounts, responding to shareholder inquiries and providing information on their investments.

Services for which broker-dealers and service providers may be compensated include establishing and maintaining customer accounts and records; aggregating and processing purchase and redemption requests from customers; placing net purchase and redemption orders with the Distributor; automatically investing customer account cash balances; providing periodic statements to customers; arranging for wires; answering customer inquiries concerning their investments; assisting customers in changing dividend options, account designations, and addresses; performing sub-accounting functions; processing dividend payments from the Trust on behalf of customers; and forwarding shareholder communications from the Trust (such as proxies, shareholder reports, and dividend distribution and tax notices) to these customers with respect to investments in the Trust. Certain state securities laws may require those financial institutions providing such distribution services to register as dealers pursuant to state law. Although banking laws and regulations prohibit banks from distributing shares of open-end investment companies such as the Trust, according to an opinion issued to the staff of the SEC by the Office of the Comptroller of the Currency, financial institutions are not prohibited from acting in other capacities for investment companies, such as providing shareholder services. Should future legislative, judicial, or administrative action prohibit or restrict the activities of financial institutions in connection with providing shareholder services, the Trust may be required to alter materially or discontinue its arrangements with such financial institutions.

The Trust has adopted the A Plan, the B Plan and the L Plan in each case in accordance with the provisions of Rule 12b-1 under the 1940 Act, which rule regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the A Plan, the B Plan and the L Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the disinterested Trustees. The A Plan, the B Plan and the L Plan require that quarterly written reports of amounts spent under the A Plan, the B Plan and the L Plan, respectively, and the purposes of such expenditures be furnished to and reviewed by the Trustees. The A Plan, the B Plan and the L Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of the affected class of shares of the Trust. All material amendments of the Plans will require approval by a majority of the Trustees of the Trust and of the disinterested Trustees.

There is no sales charge on purchases of B Shares or L Shares, but B Shares and L Shares are subject to a contingent deferred sales charge if they are redeemed within five and one years, respectively, of purchase. Pursuant to the Distribution Agreement, the B Plan and the L Plan, B Shares and L Shares are subject to an ongoing distribution and service fee calculated on each Fund's aggregate average daily net assets attributable to its B Shares or L Shares.

For the fiscal years ended May 31, 2004, 2003 and 2002, the Funds paid the following amounts pursuant to the A Plan:

                                               DISTRIBUTION FEES - AMOUNT PAID OR REIMBURSED ($)
                                               -------------------------------------------------
FUND                                           2004               2003                   2002
------------------------------------------------------------------------------------------------
Aggressive Growth Stock Fund                   XXX                     *                       *
------------------------------------------------------------------------------------------------
Balanced Fund                                  XXX                 6,000                   7,000
------------------------------------------------------------------------------------------------
Capital Appreciation Fund                      XXX               794,000               1,061,000
------------------------------------------------------------------------------------------------
Emerging Growth Stock Fund                     XXX                     *                       *
------------------------------------------------------------------------------------------------
Florida Tax-Exempt Bond Fund                   XXX                 1,000                  (7,000)**
------------------------------------------------------------------------------------------------
Georgia Tax-Exempt Bond Fund                   XXX                (7,000)**               (7,000)**
------------------------------------------------------------------------------------------------
Growth and Income Fund                         XXX                15,000                  26,000
------------------------------------------------------------------------------------------------
High Income Fund                               XXX                     *                       *
------------------------------------------------------------------------------------------------
Information and Technology Fund                XXX                     *                       *
------------------------------------------------------------------------------------------------
International Equity Fund                      XXX                (3,000)**                6,000
------------------------------------------------------------------------------------------------
International Equity Index Fund                XXX                 5,000                   2,000
------------------------------------------------------------------------------------------------
Investment Grade Bond Fund                     XXX                78,000                  59,000
------------------------------------------------------------------------------------------------
Investment Grade Tax-Exempt Bond Fund          XXX                68,000                  62,000
------------------------------------------------------------------------------------------------

                                                DISTRIBUTION FEES - AMOUNT PAID OR REIMBURSED ($)
                                                ------------------------------------------------
FUND                                                  2004         2003          2002
------------------------------------------------------------------------------------------------
Life Vision Aggressive Growth Fund                    XXX              *               *
------------------------------------------------------------------------------------------------
Life Vision Conservative Fund                         XXX              *               *
------------------------------------------------------------------------------------------------
Life Vision Growth and Income Fund                    XXX              *               *
------------------------------------------------------------------------------------------------
Life Vision Moderate Growth Fund                      XXX              *               *
------------------------------------------------------------------------------------------------
Limited-Term Federal Mortgage Securities Fund         XXX          3,000         (10,000)**
------------------------------------------------------------------------------------------------
Maryland Municipal Bond Fund                          XXX              *               *
------------------------------------------------------------------------------------------------
Mid-Cap Equity Fund                                   XXX         22,000          27,000
------------------------------------------------------------------------------------------------
Mid-Cap Value Equity Fund                             XXX              *               *
------------------------------------------------------------------------------------------------
Prime Quality Money Market Fund                       XXX      3,473,000       3,407,000
------------------------------------------------------------------------------------------------
Short-Term Bond Fund                                  XXX         (4,000)**       (4,000)**
------------------------------------------------------------------------------------------------
Short-Term U.S. Treasury Securities Fund              XXX          3,000          (8,000)**
------------------------------------------------------------------------------------------------
Small Cap Growth Stock Fund                           XXX         33,000          58,000
------------------------------------------------------------------------------------------------
Small Cap Value Equity Fund                           XXX              *               *
------------------------------------------------------------------------------------------------
Strategic Income Fund                                 XXX              *               *
------------------------------------------------------------------------------------------------
Strategic Quantitative Equity Fund                    XXX              *               *
------------------------------------------------------------------------------------------------
Tax-Exempt Money Market Fund                          XXX        298,000         264,000
------------------------------------------------------------------------------------------------
Tax Sensitive Growth Stock Fund                       XXX              *               *
------------------------------------------------------------------------------------------------
U.S. Government Securities Fund                       XXX         13,000          17,000
------------------------------------------------------------------------------------------------
U.S. Government Securities Money Market Fund          XXX        345,000         292,000
------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund                       XXX              *               *
------------------------------------------------------------------------------------------------
Value Income Stock Fund                               XXX        180,000         233,000
------------------------------------------------------------------------------------------------
Virginia Intermediate Municipal Bond Fund             XXX        (10,000)**      (12,000)**
------------------------------------------------------------------------------------------------
Virginia Municipal Bond Fund                          XXX              *               *
------------------------------------------------------------------------------------------------
Virginia Tax-Free Money Market Fund                   XXX        167,000         167,000
------------------------------------------------------------------------------------------------

*     Not in operation during the period.

**    SEI Investments Distribution Co. reimbursed the Funds for other expenses.

For the fiscal year ended May 31, 2004 and 2003, the Funds paid the following amounts pursuant to the B Plan:

                                        DISTRIBUTION FEES - AMOUNT PAID ($)
                                        -----------------------------------
FUND                                    2004                          2003
---------------------------------------------------------------------------
Life Vision Aggressive Growth Fund       XXX                          1,000
---------------------------------------------------------------------------
Life Vision Conservative Fund            XXX                              0
---------------------------------------------------------------------------
Life Vision Growth and Income Fund       XXX                          1,000
---------------------------------------------------------------------------
Life Vision Moderate Growth Fund         XXX                          2,000
---------------------------------------------------------------------------

For the fiscal years ended May 31, 2004, 2003 and 2002, the Funds paid the following amounts pursuant to the L Plan:

                                            DISTRIBUTION FEES - AMOUNT PAID ($)
                                            -----------------------------------
FUND                                             2004       2003        2002
------------------------------------------------------------------------------
Aggressive Growth Stock Fund                     XXX             *           *
------------------------------------------------------------------------------
Balanced Fund                                    XXX       612,000     677,000
------------------------------------------------------------------------------

                                            DISTRIBUTION FEES - AMOUNT PAID ($)
                                            -----------------------------------
FUND                                             2004       2003        2002
------------------------------------------------------------------------------
Capital Appreciation Fund                        XXX       829,000   1,047,000
------------------------------------------------------------------------------
Emerging Growth Stock Fund                       XXX             *           *
------------------------------------------------------------------------------
Florida Tax-Exempt Bond Fund                     XXX       220,000     111,000
------------------------------------------------------------------------------
Georgia Tax-Exempt Bond Fund                     XXX        92,000      99,000
------------------------------------------------------------------------------
Growth and Income Fund                           XXX       534,000     648,000
------------------------------------------------------------------------------
High Income Fund                                 XXX       246,000     167,000
------------------------------------------------------------------------------
Information and Technology Fund                  XXX        17,000     104,000
------------------------------------------------------------------------------
International Equity Fund                        XXX        27,000      42,000
------------------------------------------------------------------------------
International Equity Index Fund                  XXX        11,000      25,000
------------------------------------------------------------------------------
Investment Grade Bond Fund                       XXX       278,000     254,000
------------------------------------------------------------------------------
Investment Grade Tax-Exempt Bond Fund            XXX       232,000     184,000
------------------------------------------------------------------------------
Limited-Term Federal Mortgage Securities Fund    XXX       487,000      26,000
------------------------------------------------------------------------------
Maryland Municipal Bond Fund                     XXX       243,000     169,000
------------------------------------------------------------------------------
Mid-Cap Equity Fund                              XXX        81,000     106,000
------------------------------------------------------------------------------
Mid-Cap Value Equity Fund                        XXX         7,000       4,000
------------------------------------------------------------------------------
Prime Quality Money Market Fund                  XXX        79,000      59,000
------------------------------------------------------------------------------
Short-Term Bond Fund                             XXX       141,000      74,000
------------------------------------------------------------------------------
Short-Term U.S. Treasury Securities Fund         XXX       405,000     159,000
------------------------------------------------------------------------------
Small Cap Growth Stock Fund                      XXX       199,000     231,000
------------------------------------------------------------------------------
Small Cap Value Equity Fund                      XXX       248,000     136,000
------------------------------------------------------------------------------
Strategic Income Fund                            XXX       313,000      59,000
------------------------------------------------------------------------------
Strategic Quantitative Equity Fund               XXX             *           *
------------------------------------------------------------------------------
Tax Sensitive Growth Stock Fund                  XXX     1,095,000   1,844,000
------------------------------------------------------------------------------
U.S. Government Securities Fund                  XXX       306,000     260,000
------------------------------------------------------------------------------
Value Income Stock Fund                          XXX       433,000     581,000
------------------------------------------------------------------------------
Virginia Intermediate Municipal Bond Fund        XXX             *           *
------------------------------------------------------------------------------
Virginia Municipal Bond Fund                     XXX       128,000      94,000
------------------------------------------------------------------------------

*     Not in operation during the period

Other than any portion of the sales charges imposed on purchases, the following table shows the level of compensation paid by the Distributor to broker-dealers selling A Shares and L Shares, unless otherwise agreed upon by the Distributor and such broker-dealer.

                                                                             ANNUAL FIRST YEAR
                                      ANNUAL PAYOUT     INITIAL PAYMENT-      PAYOUT 12(b)-1      ANNUAL PAYOUT 12(b)-1
                                    12(b)-1 EFFECTIVE   AT TIME OF SALE   EFFECTIVE IMMEDIATELY    EFFECTIVE 13TH MONTH
FUND                                 IMMEDIATELY (A)*         (L)                  (L)                    (L)
------------------------------------------------------------------------------------------------------------------------
Equity Funds
------------------------------------------------------------------------------------------------------------------------
Aggressive Growth Stock Fund             0.25%                0.25%                0.45%                   0.60%
------------------------------------------------------------------------------------------------------------------------
Balanced Fund                            0.20%                0.25%                0.50%                   0.65%
------------------------------------------------------------------------------------------------------------------------

Capital Appreciation Fund                0.35%                0.25%                0.50%                   0.65%
------------------------------------------------------------------------------------------------------------------------
Emerging Growth Stock Fund               0.25%                0.25%                0.45%                   0.60%
------------------------------------------------------------------------------------------------------------------------
Growth and Income Fund                   0.20%                0.25%                0.45%                   0.60%
------------------------------------------------------------------------------------------------------------------------
Information and Technology Fund          0.25%                0.25%                0.50%                   0.65%
------------------------------------------------------------------------------------------------------------------------

                                                                             ANNUAL FIRST YEAR
                                      ANNUAL PAYOUT     INITIAL PAYMENT-      PAYOUT 12(b)-1      ANNUAL PAYOUT 12(b)-1
                                    12(b)-1 EFFECTIVE   AT TIME OF SALE   EFFECTIVE IMMEDIATELY    EFFECTIVE 13TH MONTH
FUND                                 IMMEDIATELY (A)*         (L)                  (L)                      (L)
-----------------------------------------------------------------------------------------------------------------------
Equity Funds
-----------------------------------------------------------------------------------------------------------------------
International Equity Fund                 0.25%                0.25%                0.45%                0.60%
-----------------------------------------------------------------------------------------------------------------------
International Equity Index Fund           0.30%                0.25%                0.40%                0.50%
-----------------------------------------------------------------------------------------------------------------------
Life Vision Aggressive Growth
Fund                                      0.20%                 N/A                  N/A                  N/A
-----------------------------------------------------------------------------------------------------------------------
Life Vision Conservative Fund             0.15%                 N/A                  N/A                  N/A
-----------------------------------------------------------------------------------------------------------------------
Life Vision Growth and Income
Fund                                      0.20%                 N/A                  N/A                  N/A
-----------------------------------------------------------------------------------------------------------------------
Life Vision Moderate Growth Fund          0.20%                 N/A                  N/A                  N/A
-----------------------------------------------------------------------------------------------------------------------
Mid-Cap Equity Fund                       0.30%                0.25%                0.45%                0.60%
-----------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Equity Fund                 0.25%                0.25%                0.45%                0.60%
-----------------------------------------------------------------------------------------------------------------------
Small Cap Growth Stock Fund               0.35%                0.25%                0.50%                0.65%
-----------------------------------------------------------------------------------------------------------------------
Small Cap Value Equity Fund               0.25%                0.25%                0.45%                0.60%
-----------------------------------------------------------------------------------------------------------------------
Strategic Quantitative Equity
Fund                                      0.25%                0.25%                0.40%                0.60%
-----------------------------------------------------------------------------------------------------------------------
Tax Sensitive Growth Stock Fund           0.20%                0.25%                0.45%                0.60%
-----------------------------------------------------------------------------------------------------------------------
Value Income Stock Fund                   0.20%                0.25%                0.50%                0.65%
-----------------------------------------------------------------------------------------------------------------------
FIXED INCOME FUNDS
-----------------------------------------------------------------------------------------------------------------------
Florida Tax-Exempt Bond Fund              0.10%                0.15%                0.20%                0.30%
-----------------------------------------------------------------------------------------------------------------------
Georgia Tax-Exempt Bond Fund              0.10%                0.15%                0.20%                0.30%
-----------------------------------------------------------------------------------------------------------------------
High Income Fund                          0.20%                0.25%                0.20%                0.30%
-----------------------------------------------------------------------------------------------------------------------
Investment Grade Bond Fund                0.20%                0.20%                0.20%                0.30%
-----------------------------------------------------------------------------------------------------------------------
Investment Grade Tax-Exempt Bond
Fund                                      0.20%                0.20%                0.20%                0.30%
-----------------------------------------------------------------------------------------------------------------------
Limited Term Federal Mortgage
Securities Fund                           0.15%                0.15%                0.20%                0.25%
-----------------------------------------------------------------------------------------------------------------------
Maryland Municipal Bond Fund              0.10%                0.15%                0.20%                0.30%
-----------------------------------------------------------------------------------------------------------------------
Short Term Bond Fund                      0.15%                0.10%                0.20%                0.25%
-----------------------------------------------------------------------------------------------------------------------
Short-Term U.S. Treasury
Securities Fund                           0.10%                0.10%                0.20%                0.25%
-----------------------------------------------------------------------------------------------------------------------
Strategic Income Fund                     0.20%                0.25%                0.20%                0.30%
-----------------------------------------------------------------------------------------------------------------------
U.S. Government Securities Fund           0.15%                0.20%                0.20%                0.30%
-----------------------------------------------------------------------------------------------------------------------
Virginia Intermediate Municipal
Bond Fund                                 0.10%                0.15%                0.20%                0.30%
-----------------------------------------------------------------------------------------------------------------------
Virginia Municipal Bond Fund              0.10%                0.15%                0.20%                0.30%
-----------------------------------------------------------------------------------------------------------------------

* Initial Front End Sales Charge for A Shares ranges from 3.75% maximum to 0.50% depending on Fund and breakpoints (outlined in prospectus).

Other than any portion of the sales charges imposed on purchases, the following table shows the level of compensation paid by the Distributor to broker-dealers selling B Shares, unless otherwise agreed upon by the Distributor and such broker-dealer.

                                       INITIAL PAYMENT -      ANNUAL FIRST YEAR PAYOUT         ANNUAL PAYOUT 12(b)-1
FUND                                   AT TIME OF SALE      12(B)-1 EFFECTIVE IMMEDIATELY      EFFECTIVE 13TH MONTH
--------------------------------------------------------------------------------------------------------------------
LIFE VISION FUNDS
--------------------------------------------------------------------------------------------------------------------
Life Vision Aggressive Growth Fund         4.00%                          N/A                            N/A
--------------------------------------------------------------------------------------------------------------------
Life Vision Conservative Fund              4.00%                          N/A                            N/A
--------------------------------------------------------------------------------------------------------------------
Life Vision Growth and Income Fund         4.00%                          N/A                            N/A
--------------------------------------------------------------------------------------------------------------------
Life Vision Moderate Growth Fund           4.00%                          N/A                            N/A
--------------------------------------------------------------------------------------------------------------------

      THE TRANSFER AGENT

BISYS Funds Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219, serves as the Trust's transfer agent.

      THE CUSTODIAN

SunTrust Bank, 303 Peachtree Street N.E., 14th Floor, Atlanta, GA 30308 serves as the custodian for all of the Funds except for the International Equity, International Equity Index and Strategic Income Funds. Brown Brothers Harriman & Co., 40 Water Street, Boston, MA 02109 serves as custodian for the International Equity, International Equity Index and Strategic Income Funds.

      INDEPENDENT AUDITORS

For the fiscal year ended May 31, 2004, PricewaterhouseCoopers LLP, served as independent auditors for the Trust.

      LEGAL COUNSEL

Morgan, Lewis & Bockius LLP serves as legal counsel to the Trust.

      TRUSTEES AND OFFICERS OF THE TRUST

BOARD RESPONSIBILITIES. The management and affairs of the Trust and each of the Funds are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. Each Trustee is responsible for overseeing each of the Trust's forty-six series, which includes series not described in this SAI. Each Trustee also serves as Trustee for each of the seven series of the STI Classic Variable Trust. The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.

MEMBERS OF THE BOARD. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees of the Trust. Unless otherwise noted, the business address of each Trustee is BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219.

THOMAS GALLAGHER (DOB 11/25/47) - Trustee - President of Genuine Parts Company since 1970. Director, Oxford Industries.

F. WENDELL GOOCH (DOB 12/03/32) - Trustee - Retired. President of Orange County Publishing Co., Inc. from 1981 to 1997. Publisher of the Paoli News and the Paoli Republican and Editor of the Paoli Republican from 1981 to 1997. President at H & W Distribution, Inc. from 1984 to 1997. Current Trustee on the Board of Trustees for the SEI Family of Funds and The Capitol Mutual Funds. Executive

Vice President of Trust Department, Harris Trust and Savings Bank and Chairman of the Board of Directors of The Harris Trust Company of Arizona before January 1981.

JAMES O. ROBBINS (DOB 7/04/42) - Trustee - President and Chief Executive Officer at Cox Communications, Inc., since 1985. Director at NCR. Director at Cox Communications.

JONATHAN T. WALTON (DOB 3/28/30) - Trustee - Retired. Executive Vice President at NBD Bank, N.A. and NBD Bancorp from October 1956 to March 1995. Trustee of W.K. Kellogg Foundation.

RICHARD W. COURTS, II (DOB 1/18/36) - Trustee* - Chairman of the Board of Atlantic Investment Company since 1970.

CLARENCE H. RIDLEY (DOB 6/03/42) - Trustee* - Chairman of the Board of Haverty Furniture Companies since 2001. Partner at King and Spalding LLP (law firm) from 1977 to 2000.

------------------
* Messrs. Courts and Ridley each may be deemed an "interested person" of the Trust as that term is defined in the 1940 Act. Mr. Courts may be deemed an interested Trustee because of his directorships with affiliates of the Adviser. Mr. Ridley may be deemed an interested Trustee because of a material business relationship with the parent of the Adviser.

BOARD COMMITTEES.  The Board has established the following committees:

- AUDIT COMMITTEE. The Board's Audit Committee is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent auditor and whether to terminate this relationship; reviewing the independent auditors' compensation, the proposed scope and terms of its engagement, and the firm's independence; pre-approving audit and non-audit services provided by the Trust's independent auditor to the Trust and certain other affiliated entities; serving as a channel of communication between the independent auditor and the Trustees; reviewing the results of each external audit, including any qualifications in the independent auditors' opinion, any related management letter, management's responses to recommendations made by the independent auditors in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent auditor that arose in connection with the preparation of those financial statements; considering, in consultation with the independent auditors and the Trust's senior internal accounting executive, if any, the independent auditors' report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent auditors, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. Messrs. Gallagher, Gooch, Robbins and Walton currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met two times in the most recently completed Trust fiscal year.

- NOMINATING COMMITTEE. The Board's Nominating Committee is composed of each of the independent Trustees of the Trust. The principal responsibility of the Nominating Committee is to consider, recommend and nominate candidates to fill vacancies on the Trust's Board, if any. The Nominating Committee does not have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 of the Securities Exchange Act of 1934 (the "1934 Act"), in conjunction with a shareholder meeting to consider the election of Trustees. Messrs. Gallagher, Gooch, Robbins and

      Walton currently serve as members of the Nominating Committee. The Nominating Committee meets periodically, as necessary, and met one time during the most recently completed Trust fiscal year.

- FAIR VALUE PRICING COMMITTEE. The Board has established the Trust's Fair Value Pricing Committee, which is composed of a Trustee, as a non-voting member, and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibility of the Fair Value Pricing Committee is to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee's determinations are reviewed by the Board. The Fair Value Pricing Committee meets periodically, as necessary, and met 30 times in the most recently completed Trust fiscal year.

BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT. As discussed in the section of this SAI entitled "The Adviser," the Board continuance of the Advisory Agreements must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or "interested persons" of any party thereto, as defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board of Trustees calls and holds a meeting to decide whether to renew the Advisory Agreements for the upcoming year. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other Fund service providers may submit to the Board, to help them decide whether to renew the Advisory Agreements for another year.

Before this year's meeting, the Board requested and received written materials from the Adviser about: (a) the quality of the Adviser's investment management and other services; (b) the Adviser's investment management personnel; (c) the Adviser's operations and financial condition; (d) the Adviser's brokerage practices (including any soft dollar arrangements) and investment strategies;
(e) the level of the advisory fees that the Adviser charges the Fund compared with the fees it charges to comparable mutual funds or accounts(if any); (f) the Fund's overall fees and operating expenses compared with similar mutual funds;
(g) the level of the Adviser's profitability from its Fund-related operations;
(h) the Adviser's compliance systems; (i) the Adviser's policies on and compliance procedures for personal securities transactions; (j) the Adviser' reputation, expertise and resources in domestic financial markets; and (k) the Fund's performance compared with similar mutual funds.

At the meeting, representatives from the Adviser presented additional oral and written information to the Board to help the Board evaluate the Adviser's fee and other aspects of the Agreement. Other Fund service providers also provided the Board with additional information at the meeting. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information that was all-important, controlling or determinative of its decision.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the independent Trustees, unanimously: (a) concluded that terms of the Agreements are fair and reasonable;
(b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Trust; and (c) agreed to renew the Agreements for another year.

FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of each of the Funds as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.


                                                                                        AGGREGATE DOLLAR RANGE
                                                                                          OF SHARES IN ALL
                                                                                         INVESTMENT COMPANIES
                                                                                        OVERSEEN BY TRUSTEE IN
                                                                                             FAMILY OF
NAME OF TRUSTEE                          DOLLAR RANGE OF FUND SHARES*                   INVESTMENT COMPANIES*
--------------------------------------------------------------------------------------------------------------
Richard W. Courts, II                              None                                       None
--------------------------------------------------------------------------------------------------------------
                                     $1-$10,000 (Capital Appreciation Fund)
                                       $1-$10,000 (Growth and Income Fund)
                                   $1-$10,000 (Information and Technology Fund)
                                   $1-$10,000 (Prime Quality Money Market Fund)
Thomas Gallagher                     $1-$10,000 (Small Cap Growth Stock Fund)            $10,001-$50,000
                                     $1-$10,000 (Small Cap Value Equity Fund)
                                   $1-$10,000 (Tax Sensitive Growth Stock Fund)
                                      $1-$10,000 (Value Income Stock Fund)
--------------------------------------------------------------------------------------------------------------
F. Wendell Gooch              $10,001-$50,000 (Information and Technology Fund)          $50,001-$100,000
                              $10,001-$50,000 (Tax Sensitive Growth Stock Fund)
--------------------------------------------------------------------------------------------------------------
Clarence H. Ridley                                 None                                       None
--------------------------------------------------------------------------------------------------------------
James O. Robbins                                   None                                       None
--------------------------------------------------------------------------------------------------------------
Jonathan T. Walton                  $1-$10,000 (Information and Technology Fund)         $10,001-$50,000
                                     $1-$10,000 (Small Cap Growth Stock Fund)
                                    $1-$10,000 (Tax Sensitive Growth Stock Fund)
                                    $10,001-$50,000 (Capital Appreciation Fund)
                                    $1-$10,000 (Prime Quality Money Market Fund)
                                    $10,001-$50,000 (Small Cap Value Equity Fund)
                                     $10,001-$50,000 (Value Income Stock Fund)
--------------------------------------------------------------------------------------------------------------

*Valuation date is December 31, 2003.

BOARD COMPENSATION. The Trust paid the following fees to the Trustees during its most recently completed fiscal year:

                                                 PENSION OR RETIREMENT   ESTIMATED ANNUAL     TOTAL COMPENSATION FROM
                                 AGGREGATE        BENEFITS ACCRUED AS      BENEFITS UPON       THE TRUST AND FUND
    NAME OF TRUSTEE             COMPENSATION     PART OF FUND EXPENSES      RETIREMENT              COMPLEX*
----------------------------------------------------------------------------------------------------------------------
Richard W. Courts, II             $38,500                 N/A                   N/A           $42,000 for services on
                                                                                              two boards
----------------------------------------------------------------------------------------------------------------------
Thomas Gallagher                  $46,000                 N/A                   N/A           $50,500 for services on
                                                                                              two boards
----------------------------------------------------------------------------------------------------------------------
F. Wendell Gooch                  $38,500                 N/A                   N/A           $42,000 for services on
                                                                                              two boards
----------------------------------------------------------------------------------------------------------------------
Clarence H. Ridley                $40,000                 N/A                   N/A           $43,500 for services on
                                                                                              two boards
----------------------------------------------------------------------------------------------------------------------
James O. Robbins                  $38,500                 N/A                   N/A            $42,000 for services on
                                                                                               two boards
----------------------------------------------------------------------------------------------------------------------

                                                 PENSION OR RETIREMENT   ESTIMATED ANNUAL     TOTAL COMPENSATION FROM
                                 AGGREGATE        BENEFITS ACCRUED AS      BENEFITS UPON       THE TRUST AND FUND
    NAME OF TRUSTEE             COMPENSATION     PART OF FUND EXPENSES      RETIREMENT              COMPLEX*
----------------------------------------------------------------------------------------------------------------------
Jonathan T. Walton                $40,000                 N/A                   N/A           $43,500 for services on
                                                                                              two boards
----------------------------------------------------------------------------------------------------------------------

*     The "Fund Complex" consists of the Trust and the STI Classic Variable
      Trust.

TRUST OFFICERS. The executive officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. Unless otherwise noted, the business address of each executive officer is BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219. The officers of the Trust may also serve as officers to one or more mutual funds for which BISYS Fund Services or its affiliates act as administrator, distributor or transfer agent. None of the officers receive compensation from the Trust for their services.

R. JEFFREY YOUNG (DOB 08/22/64) - President - Senior Vice President, Relationship Management, BISYS Fund Services since April 2002. Vice President, Client Services, BISYS Fund Services from May 1997 to April 2002.

BRYAN C. HAFT (DOB 01/23/65) - Treasurer and Chief Financial Officer - Vice President, Financial Administration, BISYS Fund Services since July 2000. Director, Administration Services, BISYS Fund Services from May 1998 to July 2000.

DEBORAH A. LAMB (10/02/52) - Vice President and Assistant Secretary - 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303 - Chief Compliance Officer and Vice President of Trusco Capital Management, Inc. since March 2003 and President of Investment Industry Consultants, LLC since June 2000. Director of Compliance at INVESCO, Inc. from March 1995 to June 2000.

KATHLEEN LENTZ (04/09/60) - Vice President and Assistant Secretary - 303 Peachtree Center Avenue, Suite 340, Atlanta, Georgia 30308 - Vice President and Manager of Special Entities in Financial Intelligence Unit of SunTrust Bank since 2002. Vice President of the Third Party Mutual Funds Unit of SunTrust Bank from 1996 to 2002.

ALAINA V. METZ (DOB 04/07/67) - Assistant Secretary - Vice President, Blue Sky Compliance, BISYS Fund Services since January 2002. Chief Administrative Officer, Blue Sky Compliance at BISYS Fund Services from June 1995 to January 2002.

JULIE M. POWERS (DOB 10/08/67) - Assistant Secretary - Senior Paralegal, Legal Services, BISYS Fund Services since June 2000. Paralegal of Phillips, Lytle, Hitchcock, Blaine & Huber LLP from March 1998 to June 2000.

TRACI THELEN (DOB 02/14/73) - Secretary - Counsel, Legal Services, BISYS Fund Services since July 2004. General Counsel of ALPS Mutual Funds Services, Inc., from May 2002 to July 2004, after serving as Associate Counsel from October 1999 to May 2002.

      PURCHASING AND REDEEMING SHARES

Purchases and redemptions of shares of the Funds may be made on any day the New York Stock Exchange ("NYSE") is open for business. Shares of each Fund are offered and redeemed on a continuous basis. Currently, the NYSE is closed on the days the following holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

While the Trust does not accept cash as payment for Fund shares, it is currently the Trust's policy to pay for all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of readily marketable securities held by the Funds in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. A shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust up to the lesser of $250,000 or 1% of the Trust's net assets during any 90-day period. The Trust has obtained an exemptive order from the SEC that permits the Trust to make in-kind redemptions to those shareholders of the Trust that are affiliated with the Trust solely by their ownership of a certain percentage of the Trust's investment portfolios.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of disposal or valuation of a Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of a Fund for any period during which the NYSE, the Adviser, the Administrator and/or the Custodian are not open for business.

The Trust reserves the right to waive any minimum investment requirements or sales charges for immediate family members of the Trustees or officers of the Trust or employees of the Adviser. "Immediate family" means a spouse, mother, father, mother-in-law, father-in-law or children (including step-children) age 21 years or under.

The Trust will permit an exchange of L Shares of a Fund for A Shares of the same Fund, and will waive any sales charges that would otherwise apply, for those investors who hold L Shares of the Fund as a result of (i) reinvesting distributions from qualified employee benefit retirement plans and rollovers from IRAs previously with the trust department of a bank affiliated with SunTrust or (ii) investing an amount less than or equal to the value of an account distribution when an account for which a bank affiliated with SunTrust acted in a fiduciary, administrative, custodial, or investment advisory capacity is closed.

If determined to be in the best interests of shareholders, the Trust also reserves the right to impose a redemption fee of up to 2% on Market Timers as described in the Trust's prospectuses payable directly to the Fund.

      DETERMINATION OF NET ASSET VALUE

GENERAL POLICY. Each of the Funds adheres to Section 2(a)(41), and Rules 2a-4 and 2a-7 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith by the Trusts' Board of Trustees. In complying with the 1940 Act, the Trust relies on guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

EQUITY SECURITIES. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at the official closing price or the last quoted sale price on the principal exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m., Eastern Time if a security's principal exchange is normally open at that time). If there is no official closing price and there is no such reported sale on the valuation date, the security is valued at the most recent quoted bid price. If such prices are not available, the security will be valued at fair value as determined in good faith by the Trust's Board of Trustees.

MONEY MARKET SECURITIES AND OTHER DEBT SECURITIES. If available, Money Market Securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money Market Securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available, the security will be valued at fair value as determined in good faith by the Trust's Board of Trustees.

USE OF THIRD-PARTY INDEPENDENT PRICING AGENTS. Pursuant to contracts with the Trust's Administrator, prices for most securities held by the Funds are provided daily by third-party independent pricing agents that are approved by the Board of Trustees of the Trust. The valuations provided by third-party independent pricing agents are reviewed daily by the Administrator.

AMORTIZED COST METHOD OF VALUATION. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which a security's value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield of a Fund may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in a Fund would be able to obtain a somewhat higher yield than would result from investment in a company utilizing solely market values, and existing investors in a Fund would experience a lower yield. The converse would apply in a period of rising interest rates.

A Fund's use of amortized cost and the maintenance of a Fund's net asset value at $1.00 are permitted by regulations promulgated by Rule 2a-7 under the 1940 Act, provided that certain conditions are met. The regulations also require the Trustees to establish procedures which are reasonably designed to stabilize the net asset value per share at $1.00 for the Funds. Such procedures include the determination of the extent of deviation, if any, of the Funds current net asset value per share calculated using available market quotations from the Funds amortized cost price per share at such intervals as the Trustees deem appropriate and reasonable in light of market conditions and periodic reviews of the amount of the deviation and the methods used to calculate such deviation. In the event that such deviation exceeds one-half of 1%, the Trustees are required to consider promptly what action, if any, should be initiated, and, if the Trustees believe that the extent of any deviation may result in material dilution or other unfair results to shareholders, the Trustees are required to take such corrective action as they deem appropriate to eliminate or reduce such dilution or unfair results to the extent reasonably practicable. Such actions may include the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; or establishing a net asset value per share by using available market quotations. In addition, if the Funds incur a significant loss or liability, the Trustees have the authority to reduce pro rata the number of shares of the Funds in each shareholder's account and to offset each shareholder's pro rata portion of such loss or liability from the shareholder's accrued but unpaid dividends or from future dividends while each other Fund must annually distribute at least 90% of its investment company taxable income.

      TAXES

The following is a summary of certain federal income tax considerations generally affecting the Funds and their investors. No attempt is made to present a detailed explanation of the federal tax treatment of a Fund or its investors, and the discussion here and in the Trust's prospectuses is not intended as a substitute for careful tax planning.

FEDERAL INCOME TAX

This discussion of federal income tax considerations is based on the Internal Revenue Code of 1986, as amended (the "Code"), and the regulations issued thereunder, in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions may change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

In order to qualify for treatment as a regulated investment company ("RIC") under the Code, the Funds must distribute annually to its shareholders at least the sum of 90% of its net investment income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) (the "Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or certain other income, (ii) at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of a Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of the Fund's assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer, or of two or more issuers engaged in same or similar businesses if a Fund owns at least 20% of the voting power of such issuers.

Notwithstanding the Distribution Requirement described above, which only requires a Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gains (the excess of net long-term capital gains over net short-term capital loss), a Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income for the one-year period ending on October 31 of that year (and any retained amount from that prior calendar year on which the Fund paid no federal income tax). The Funds intend to make sufficient distributions prior to the end of each calendar year to avoid liability for the federal excise tax applicable to regulated investment companies but can make no assurances that distributions will be sufficient to avoid this tax.

If a Fund fails to maintain qualification as a RIC for a tax year, that Fund will be subject to federal income tax on its taxable income and gains at corporate rates, without any benefit for distributions paid to shareholders, and distributions to shareholders will be taxed as ordinary income to the extent of that Fund's current and accumulated earnings and profits. In such case, the dividends received deduction generally will be available for eligible corporate shareholders (subject to certain limitations) and the lower tax rates applicable to qualified dividend income would be available to individual shareholders. The board reserve the right not to maintain qualification of a Fund as a RIC if it determines such course of action to be beneficial to shareholders.

Each Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gains, accelerate the recognition of income to a Fund, and/or defer a Fund's ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to shareholders by a Fund.

The Bond Funds and Money Market Funds receive income generally in the form of interest derived from Fund investments. This income, less expenses incurred in the operation of a Fund, constitutes its net investment income from which dividends may be paid to shareholders. Any distributions by a Fund may be taxable to shareholders regardless of whether they are received in cash or additional shares. A Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions of net short-term capital gains will be taxable to shareholders as ordinary income. In general, the Bond Funds and Money Market Funds do not expect to realize net-long term capital gains because the Bond Funds and the portion of such Funds' distributions are expected to be eligible for the corporate dividends received deduction.

Gains and losses on the sale of a Money Market Fund's portfolio securities and unrealized appreciation or depreciation in the value of such securities may require a Fund to adjust distributions in order to maintain a $1.00 net asset value. These procedures may result in under- or over- distributions of net investment income.

The Equity Funds receive income generally in the form of dividends and interest on Fund investments. This income, less expenses incurred in the operation of a Fund, constitutes its net investment income from which dividends may be paid to you. All or a portion of the net investment income distributions may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets)) to the extent that a Fund receives qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, a Fund must meet holding period and other requirements with respect to the dividend paying stocks in its portfolio, and the shareholder must meet holding period and other requirements with respect to a Fund's shares. Any distributions by a Fund may be taxable to shareholders regardless of whether they are received in cash or in additional shares. The Equity Funds may derive capital gains and losses in connection with sales or other dispositions of each Fund's portfolio securities. Distributions from net short-term capital gains will be taxable to you as ordinary income. Distributions from net long-term capital gains will be taxable to you as long-term capital gains regardless of how long you have held your shares in the fund. Currently, the maximum tax rate on long-term capital gains is 15%.

Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2008.

Shareholders who have not held Fund shares for a full year should be aware that a Fund may designate and distribute, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of investment in a Fund.

Each Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.

If a Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in a Fund and result in higher reported capital gain or lower reported capital loss when those shares on which distribution was received are sold.

If a shareholder that is a tax-exempt investor (e.g., a pension plan, individual retirement account, 401(k), similar tax-advantaged plan, charitable organization, etc.) incurs debt to finance the acquisition of its shares, a portion of the income received by that shareholder with respect to its shares would constitute unrelated business taxable income ("UBTI"). A tax-exempt investor is generally subject to federal income tax to the extent that its UBTI for a taxable year exceeds its annual $1,000 exclusion.

Sale, Redemption or Exchange of Fund Shares

Sales, redemptions and exchanges of Fund shares are generally taxable transactions for federal, state and local income tax purposes.

Any gain or loss recognized on a sale or redemption of shares of a Fund by a shareholder who holds their shares as a capital asset will generally be treated as long-term capital gain or loss if the shares have been held for more than one year, and short-term if for a year or less. If shares held for six months or less are sold or redeemed for a loss, two special rules apply. First, if shares on which a net capital gain distribution has been received are subsequently sold or redeemed, and such shares have been held for six months or less, any loss recognized will be treated as long-term capital loss to the extent of the long-term capital gain distributions. Second, any loss recognized by a shareholder upon the sale or redemption of shares of a tax-exempt fund held for six months or less will be disallowed to the extent of any exempt-interest dividends received by the shareholder with respect to such shares. All or a portion of any loss that you realize upon the redemption of your fund shares will be disallowed to the extent that you buy other shares in a Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

With respect to the Money Market Funds, because each Fund seeks to maintain a stable $1.00 net asset value per share, you should not expect to realize a capital gain or loss upon redemption or exchange of your Fund shares.

Tax-Exempt Funds

If, at the close of each quarter of its taxable year, at least 50% of the value of a Fund's total assets consists of obligations the interest on which is excludable from gross income, such Fund may pay "exempt-interest dividends," as defined in Section 852(b)(5) of the Code, to its shareholders.

As noted in their prospectuses, the Tax-Exempt Money Market Fund, the Virginia Tax-Free Money Market Fund, the Investment Grade Tax-Exempt Bond Fund, and the State Tax-Exempt Bond Funds intend to pay exempt-interest dividends. Exempt-interest dividends are excludable from a shareholder's gross income for regular federal income tax purposes, but may nevertheless be subject to the alternative minimum tax (the "Alternative Minimum Tax") imposed by Section 55 of the Code. The Alternative Minimum Tax is imposed at a maximum rate of 28% in the case of non-corporate taxpayers and at the rate of 20% in the case of corporate taxpayers, to the extent it exceeds the taxpayer's regular tax liability. The Alternative Minimum Tax may be imposed in two circumstances. First, exempt-interest dividends derived from certain "private activity bonds" issued after August 7, 1986, will generally be an item of tax preference and therefore potentially subject to the Alternative Minimum Tax for both corporate and non-corporate taxpayers. Second, in the case of exempt-interest dividends received by corporate shareholders, all exempt-interest dividends, regardless of when the bonds from which they are derived were issued or whether they are derived from private activity bonds, will be included in the corporation's "adjusted current earnings," as defined in Section 56(g) of the Code, in calculating the corporation's alternative minimum taxable income for purposes of determining the Alternative Minimum Tax.

Distributions of exempt-interest dividends may result in additional federal income tax consequences to shareholders in tax-exempt funds. For example, interest on indebtedness incurred by shareholders to purchase or carry shares of a tax-exempt fund will not be deductible for federal income tax purposes to the extent that the Fund distributes exempt interest dividends during the taxable year. The deduction otherwise allowable to property and casualty insurance companies for "losses incurred" will be reduced by an amount equal to a portion of exempt-interest dividends received or accrued during any taxable year. Certain foreign corporations engaged in a trade or business in the U. S. will be subject to a "branch profits tax" on their "dividend equivalent amount" for the taxable year, which will include exempt-interest dividends. Certain Subchapter S corporations may also be subject to taxes on their "passive investment income," which could include exempt-interest dividends. Up to 85% of the Social Security benefits or railroad retirement benefits received by an individual during any taxable year will be included in the gross income of such individual if the individual's "modified adjusted gross income" (which includes exempt-interest dividends) plus one-half of the Social Security benefits or railroad retirement benefits received by such individual during that taxable year exceeds the base amount described in Section 86 of the Code.

A tax-exempt fund may not be an appropriate investment for persons (including corporations and other business entities) who are "substantial users" (or persons related to such users) of facilities financed by industrial development or private activity bonds. A "substantial user" is defined generally to include certain persons who regularly use in a trade or business a facility financed from the proceeds of industrial development bonds or private activity bonds. Such entities or persons should consult their tax advisor before purchasing shares of a tax-exempt fund.

Issuers of bonds purchased by a tax-exempt fund (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such bonds to satisfy certain requirements of the Code that must be satisfied subsequent to the issuance of such bonds. Investors should be aware that exempt-interest dividends derived from such bonds may become subject to federal income taxation retroactively to the date of issuance of the bonds to which such dividends are attributable thereof if such representations are determined to have been inaccurate or if the issuer of such bonds (or the beneficiary of such bonds) fails to comply with such covenants.

The Funds will make annual reports to shareholders of the federal income tax status of all distributions.

In certain cases, a Fund will be required to withhold, at the applicable witholding rates, an amount from any distributions and redemptions to shareholders, and to remit such amount to the Internal Revenue Service ("IRS") if the shareholder: (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the IRS, or (3) has failed to provide the Fund with certain certifications that are required by the IRS, or
(4) has failed to certify that he or she is a U.S. person (including a U.S. resident alien).

STATE TAXES

A Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by the Funds to investors and the ownership of shares may be subject to state and local taxes.

Shareholders are urged to consult their tax advisor regarding state and local taxes affecting an investment in shares of a Fund.

Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. Government, subject in some states to minimum investment requirements that must be met by a Fund. Investments in Government National Mortgage Association and Fannie Mae securities, bankers' acceptances, commercial paper and repurchase agreements collaterized by U.S. government securities do not generally qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

FOREIGN TAXES

Dividends and interests received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund's stock or securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors.

If the International Equity and International Equity Index Funds meet the Distribution Requirement, and if more than 50% of the value of each such Fund's total assets at the close of their respective taxable years consist of stocks or securities of foreign corporations, each Fund will be eligible to, and will, file an election with the Internal Revenue Service that may enable shareholders, in effect, to receive either the benefit of a foreign tax credit, or a deduction from such taxes, with respect to any foreign and U.S. possessions income taxes paid by the Funds, subject to certain limitations. Pursuant to the election, each Fund will treat those taxes as dividends paid to its shareholders. Each such shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating any foreign tax credit they may be entitled to use against the shareholders' federal income tax. If either of the two above-mentioned Funds make the election, such Fund will report annually to its shareholders the respective amounts per share of the Fund's income from sources within, and taxes paid to, foreign countries and U.S. possessions.

The International Equity and International Equity Index Funds' transactions in foreign currencies and forward foreign currency contracts will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Funds (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Funds and defer losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require the Funds to mark-to-market certain types of positions in their portfolios (i.e., treat them as if they were closed out) which may cause the Funds to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% and 98% distribution requirements for avoiding income and excise taxes. Each Fund intends to monitor its transactions, intends to make the appropriate tax elections, and intends to make the appropriate entries in its books and records when it acquires any foreign currency or forward foreign currency contract in order to mitigate the effect of these rules so as to prevent disqualification of the Fund as a RIC and minimize the imposition of income and excise taxes.

      FUND TRANSACTIONS

The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, an Adviser is responsible for placing the orders to execute transactions for a Fund. In placing orders, it is the policy of the Trust to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the Adviser generally seeks reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available.

The money market securities in which the Funds invest are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, the Adviser will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Trust will primarily consist of dealer spreads and underwriting commissions.

BROKERAGE TRANSACTIONS. The Trust selects brokers or dealers to execute transactions for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration is to have brokers or dealers provide transactions at best price and execution for the Trust. Best price and execution includes many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. The Trust's determination of what are reasonably competitive rates is based upon the professional knowledge of its trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, the Trust pays a minimal share transaction cost when the transaction presents no difficulty. Some trades are made on a net basis where the Trust either buys securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission.

The Trust may allocate out of all commission business generated by all of the funds and accounts under management by the Adviser, brokerage business to brokers or dealers who provide brokerage and research services. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends, assisting in determining portfolio strategy, providing computer software used in security analyses, and providing portfolio performance evaluation and technical market analyses. Such services are used by the Adviser in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used exclusively with respect to a Fund or account generating the brokerage.

As provided in the 1934 Act higher commissions may be paid to broker-dealers who provide brokerage and research services than to broker-dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker-dealers who provide such brokerage and research services, the Trust believes that the commissions paid to such broker-dealers are not, in general, higher than commissions that would be paid to broker-dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In addition, portfolio transactions which generate commissions or their equivalent are directed to broker-dealers who provide daily portfolio pricing services to the Trust. Subject to best price and execution, commissions used for pricing may or may not be generated by the funds receiving the pricing service.

It is expected that the Trust may execute brokerage or other agency transactions through the Distributor or an affiliate of the Adviser, both of which are registered broker-dealers, for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under these provisions, the Distributor or an affiliate of the Adviser is permitted to receive and retain compensation for effecting portfolio transactions for the Trust on an exchange if a written contract is in effect between the Distributor and the Trust expressly permitting the Distributor or an affiliate of the Adviser to receive and retain such compensation. These rules further require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time."

For the fiscal years ended May 31, 2004, 2003 and 2002, the Funds paid the following aggregate brokerage commissions on portfolio transactions:

                                           AGGREGATE DOLLAR AMOUNT OF BROKERAGE COMMISSIONS
                                                                  PAID ($)
                                           ------------------------------------------------
FUND                                            2004              2003              2002
-------------------------------------------------------------------------------------------
Aggressive Growth Stock Fund                     XXX                 *                 *
-------------------------------------------------------------------------------------------
Balanced Fund                                    XXX              406,753           347,574
-------------------------------------------------------------------------------------------
Capital Appreciation Fund                        XXX            3,468,073         2,962,862
-------------------------------------------------------------------------------------------
Emerging Growth Stock Fund                       XXX                 *                 *
-------------------------------------------------------------------------------------------
Florida Tax-Exempt Bond Fund                     XXX                  188             7,494
-------------------------------------------------------------------------------------------
Georgia Tax-Exempt Bond Fund                     XXX                   44             5,061
-------------------------------------------------------------------------------------------
Growth and Income Fund                           XXX            1,693,527         2,103,432
-------------------------------------------------------------------------------------------
High Income Fund                                 XXX                  535             2,000
-------------------------------------------------------------------------------------------
Information and Technology Fund                  XXX            1,928,490         2,142,579
-------------------------------------------------------------------------------------------
International Equity Fund                        XXX            1,127,511         1,404,641
-------------------------------------------------------------------------------------------
International Equity Index Fund                  XXX              174,045           358,549
-------------------------------------------------------------------------------------------
Investment Grade Bond Fund                       XXX               19,387            44,758
-------------------------------------------------------------------------------------------
Investment Grade Tax-Exempt Bond Fund            XXX                4,267            80,565
-------------------------------------------------------------------------------------------
Life Vision Aggressive Growth Fund               XXX                    0                 0
-------------------------------------------------------------------------------------------
Life Vision Conservative Fund                    XXX                    0                 0
-------------------------------------------------------------------------------------------
Life Vision Growth and Income Fund               XXX                    0                 0
-------------------------------------------------------------------------------------------
Life Vision Moderate Growth Fund                 XXX                    0                 0
-------------------------------------------------------------------------------------------
Limited-Term Federal Mortgage Securities Fund    XXX               14,392             8,134
-------------------------------------------------------------------------------------------
Maryland Municipal Bond Fund                     XXX                    0             1,218
-------------------------------------------------------------------------------------------
Mid-Cap Equity Fund                              XXX              750,689           458,284
-------------------------------------------------------------------------------------------
Mid-Cap Value Equity Fund                        XXX              519,820           516,020
-------------------------------------------------------------------------------------------
Prime Quality Money Market Fund                  XXX               49,465           220,347
-------------------------------------------------------------------------------------------
Short-Term Bond Fund                             XXX                    0             7,234
-------------------------------------------------------------------------------------------
Short-Term U.S. Treasury Securities Fund         XXX                    0             3,639
-------------------------------------------------------------------------------------------
Small Cap Value Equity Fund                      XXX              926,708         1,165,793
-------------------------------------------------------------------------------------------
Small Cap Growth Stock Fund                      XXX            3,038,457         1,475,533
-------------------------------------------------------------------------------------------
Strategic Income Fund                            XXX                    0               802
-------------------------------------------------------------------------------------------
Strategic Quantitative Equity Fund               XXX                 *                 *
-------------------------------------------------------------------------------------------
Tax-Exempt Money Market Fund                     XXX                    0            29,400
-------------------------------------------------------------------------------------------
Tax Sensitive Growth Stock Fund                  XXX              845,910           922,329
-------------------------------------------------------------------------------------------
U.S. Government Securities Fund                  XXX                1,634             5,112
-------------------------------------------------------------------------------------------
U.S. Government Securities Money Market Fund     XXX              194,725           157,937

                                           AGGREGATE DOLLAR AMOUNT OF BROKERAGE COMMISSIONS
                                                                  PAID ($)
                                           ------------------------------------------------
FUND                                            2004              2003              2002
-------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund                  XXX              365,760           320,083
-------------------------------------------------------------------------------------------
Value Income Stock Fund                          XXX            1,497,214         1,554,061
-------------------------------------------------------------------------------------------
Virginia Intermediate Municipal Bond Fund        XXX                    0             5,758
-------------------------------------------------------------------------------------------
Virginia Municipal Bond Fund                     XXX                    0             1,711
-------------------------------------------------------------------------------------------
Virginia Tax-Free Money Market Fund              XXX                    0             8,685
-------------------------------------------------------------------------------------------

*     Not in operation during the period.

BROKERAGE SELECTION. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Funds' Adviser may select a broker based upon brokerage or research services provided to the Adviser. With respect to transactions in equity securities, the Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act permits the Adviser, under certain circumstances, to cause each Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser believes that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to each Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Funds' Adviser under the Advisory Agreement. Any advisory or other fees paid to the Adviser are not reduced as a result of the receipt of research services.

In some cases the Adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser faces a potential conflict of interest, but the Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Adviser with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

For the Trust's most recently completed fiscal year, the Funds' paid the following commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to the Adviser:

                                                           TOTAL DOLLAR AMOUNT OF
                         TOTAL DOLLAR AMOUNT OF            TRANSACTIONS INVOLVING
                        BROKERAGE COMMISSIONS FOR        BROKERAGE COMMISSIONS FOR
FUND                      RESEARCH SERVICES ($)            RESEARCH SERVICES ($)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

-----------------------------------------------------------------------------------

-----------------------------------------------------------------------------------

-----------------------------------------------------------------------------------

BROKERAGE WITH FUND AFFILIATES. A Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Fund, the Adviser or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under the 1940 Act and the 1934 Act, affiliated broker-dealers are permitted to receive and retain compensation for effecting portfolio transactions for the Fund on an exchange if a written contract is in effect between the affiliate and the Fund expressly permitting the affiliate to receive and retain such compensation. These rules further require that commissions paid to the affiliate by the Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Fund, as defined in the 1940 Act, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

For the fiscal years ended May 31, 2004, 2003 and 2002, the Funds paid the following aggregate brokerage commissions on portfolio transactions effected by affiliated brokers. All amounts shown were paid to the Trust's previous distributor, SEI Investments Distribution Co., and reflect fees paid in connection with Fund repurchase agreement transactions.

                                                                         PERCENTAGE OF TOTAL          PERCENTAGE OF TOTAL
                                       AGGREGATE DOLLAR AMOUNT OF       BROKERAGE COMMISSIONS        BROKERAGE TRANSACTIONS
                                       BROKERAGE COMMISSIONS PAID TO      PAID TO AFFILIATED      EFFECTED THROUGH AFFILIATED
                                          AFFILIATED BROKERS ($)*           BROKERS (%)**                 BROKERS (%)
--------------------------------------------------------------------------------------------------------------------------------
 FUND                                   2004       2003       2002     2004     2003     2002      2004       2003      2002
--------------------------------------------------------------------------------------------------------------------------------
Aggressive Growth Stock Fund             XXX        ***        ***      XXX      ***     ***        XXX       ***       ***
--------------------------------------------------------------------------------------------------------------------------------
Balanced Fund                            XXX       9,515     22,701     XXX     2.34     6.53       XXX      21.73     49.80
--------------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund                XXX      13,299     50,843     XXX     0.38     1.72       XXX      25.96     36.59
--------------------------------------------------------------------------------------------------------------------------------
Emerging Growth Stock Fund               XXX        ***       ***       XXX      ***     ***        XXX       ***       ***

                                                                         PERCENTAGE OF TOTAL          PERCENTAGE OF TOTAL
                                       AGGREGATE DOLLAR AMOUNT OF       BROKERAGE COMMISSIONS        BROKERAGE TRANSACTIONS
                                       BROKERAGE COMMISSIONS PAID TO      PAID TO AFFILIATED      EFFECTED THROUGH AFFILIATED
                                          AFFILIATED BROKERS ($)*           BROKERS (%)**                 BROKERS (%)
--------------------------------------------------------------------------------------------------------------------------------
 FUND                                   2004       2003       2002     2004     2003     2002      2004      2003      2002
--------------------------------------------------------------------------------------------------------------------------------
Florida-Tax Exempt Bond Fund             XXX          188      7,494    XXX      100      100       XXX        100       100
--------------------------------------------------------------------------------------------------------------------------------
Georgia Tax-Exempt Bond Fund             XXX           44      5,061    XXX      100      100       XXX        100       100
--------------------------------------------------------------------------------------------------------------------------------
Growth and Income Fund                   XXX         0        22,938    XXX       0      1.09       XXX         0      25.95
--------------------------------------------------------------------------------------------------------------------------------
High Income Fund                         XXX          535      2,000    XXX      100      100       XXX        100       100
--------------------------------------------------------------------------------------------------------------------------------
Information and Technology Fund          XXX          650      3,226    XXX     0.03     0.15       XXX       9.69     13.37
--------------------------------------------------------------------------------------------------------------------------------
International Equity Fund                XXX         0         4,747    XXX       0      0.34       XXX         0       2.10
--------------------------------------------------------------------------------------------------------------------------------
International Equity Index Fund          XXX         0         6,013    XXX       0      1.68       XXX         0       0.62
--------------------------------------------------------------------------------------------------------------------------------
Investment Grade Bond Fund               XXX       19,387     44,758    XXX      100      100       XXX        100       100
--------------------------------------------------------------------------------------------------------------------------------
Investment Grade Tax-Exempt Bond
Fund                                     XXX        4,267     80,565    XXX      100      100       XXX        100       100
--------------------------------------------------------------------------------------------------------------------------------
Life Vision Aggressive Growth Fund       XXX         0          ***     XXX       0       ***       XXX         0        ***
--------------------------------------------------------------------------------------------------------------------------------
Life Vision Conservative Fund            XXX         0          ***     XXX       0       ***       XXX         0        ***
--------------------------------------------------------------------------------------------------------------------------------
Life Vision Growth and Income Fund       XXX         0          ***     XXX       0       ***       XXX         0        ***
--------------------------------------------------------------------------------------------------------------------------------
Life Vision Moderate Growth Fund         XXX         0          ***     XXX       0       ***       XXX         0        ***
--------------------------------------------------------------------------------------------------------------------------------
Limited-Term Federal Mortgage
Securities Fund                          XXX       14,392      8,134    XXX      100      100       XXX        100       100
--------------------------------------------------------------------------------------------------------------------------------
Maryland Municipal Bond Fund             XXX         0         1,218    XXX       0       100       XXX         0        100
--------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Equity Fund                      XXX        2,888     12,971    XXX     0.38     2.83       XXX      19.10     30.65
--------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Equity Fund                XXX        1,898      4,850    XXX     0.37     0.94       XXX      25.07     14.70
--------------------------------------------------------------------------------------------------------------------------------
Prime Quality Money Market Fund          XXX       49,465    220,347    XXX      100      100       XXX        100       100
--------------------------------------------------------------------------------------------------------------------------------
Short-Term Bond Fund                     XXX         0         7,234    XXX       0       100       XXX         0        100
--------------------------------------------------------------------------------------------------------------------------------
Short-Term U.S. Treasury
Securities Fund                          XXX         0         3,639    XXX       0       100       XXX         0        100
--------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Stock Fund              XXX        3,100     17,884    XXX     0.10     1.21       XXX       5.45     10.37
--------------------------------------------------------------------------------------------------------------------------------
Small Cap Value Equity Fund              XXX        5,267     68,387    XXX     0.57     5.87       XXX      28.36     28.01
--------------------------------------------------------------------------------------------------------------------------------
Strategic Income Fund                    XXX         0           802    XXX       0       100       XXX         0      14.45
--------------------------------------------------------------------------------------------------------------------------------
Strategic Quantitative Equity Fund       XXX        ***         ***     XXX      ***      ***       XXX        ***       ***
--------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market Fund             XXX         0        29,400    XXX       0       100       XXX         0        100
--------------------------------------------------------------------------------------------------------------------------------
Tax Sensitive Growth Stock Fund          XXX        3,724      3,097    XXX     0.44     0.34       XXX      41.97     35.10
-------------------------------------------------------------------------------------------------------------------------------
U.S. Government Securities Fund          XXX        1,634      5,112    XXX      100      100       XXX        100       100
--------------------------------------------------------------------------------------------------------------------------------
U.S. Government Securities Money
Market Fund                              XXX      194,725    157,937    XXX      100      100       XXX        100       100
--------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund          XXX      365,760    320,083    XXX      100      100       XXX        100       100
--------------------------------------------------------------------------------------------------------------------------------
Value Income Stock Fund                  XXX       28,323     50,767    XXX     1.89     3.22       XXX      20.51      47.71
--------------------------------------------------------------------------------------------------------------------------------
Virginia Intermediate Municipal          XXX         0         4,953    XXX       0     86.02       XXX         0       57.54
Bond Fund
--------------------------------------------------------------------------------------------------------------------------------
Virginia Municipal Bond Fund             XXX         0         1,711    XXX       0       100       XXX         0        100
--------------------------------------------------------------------------------------------------------------------------------
Virginia Tax-Free Money Market Fund      XXX         0         8,685    XXX       0       100       XXX         0        100

* Prior to July 26, 2004, SEI Investments Distribution Co. served as the Trust's distributor. These amounts refer to brokerage commissions paid to, or brokered transactions effected through, SEI Investments Distribution Co.

** For most Bond Funds, transactions in repurchase agreements, which are generally traded through an affiliated broker-dealer, are the only transactions that result in the payment of commission. Therefore, it might appear, based on the percentage of commissions paid, that all of the Bond Fund's portfolio transactions are made through affiliated broker-dealers. Nonetheless, transactions in repurchase agreements make up only a small part of a Bond Fund's portfolio transactions.

*** Not in operation during the period.

SECURITIES OF "REGULAR BROKER-DEALERS." The Funds are required to identify any securities of its "regular brokers and dealers" (as such term is defined in the 1940 Act) which the Funds may hold at the close of their most recent fiscal year. As of May 31, 2004, [insert securities of regular broker dealers].

      PORTFOLIO TURNOVER RATE

Portfolio turnover rate is defined under SEC rules as the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one-year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts and option contracts in which the Funds invest since such contracts generally have remaining maturities of less than one-year. The Funds may at times hold investments in other short-term instruments such as money market instruments and repurchase agreements, which are excluded for purposes of computing portfolio turnover. For the Funds' two most recently completed fiscal periods ended May 31, 2004 and 2003, the portfolio turnover rate for each of the non-money market Funds was as follows:

                                                     TURNOVER RATE (%)
--------------------------------------------------------------------------
FUND                                              2004               2003
--------------------------------------------------------------------------
Aggressive Growth Stock Fund                       XXX                  *
--------------------------------------------------------------------------
Balanced Fund                                      XXX                102
--------------------------------------------------------------------------
Capital Appreciation Fund                          XXX                 69
--------------------------------------------------------------------------
Emerging Growth Stock Fund                         XXX                  *
--------------------------------------------------------------------------
Florida Tax-Exempt Bond Fund                       XXX                 62
-------------------------------------------------------------------------
Georgia Tax-Exempt Bond Fund                       XXX                 17
-------------------------------------------------------------------------
Groth and Income Fund                              XXX                 52
------------------------------------------------------------------------
High Income Fund                                   XXX                 20
--------------------------------------------------------------------------
Information and Technology Fund                    XXX              1,259
--------------------------------------------------------------------------
International Equity Fund                          XXX                 89
--------------------------------------------------------------------------
International Equity Index Fund                    XXX                 25
--------------------------------------------------------------------------
Investment Grade Bond Fund                         XXX                137
--------------------------------------------------------------------------
Investment Grade Tax-Exempt Bond Fund              XXX                329
--------------------------------------------------------------------------
Life Vision Aggressive Growth Fund                 XXX                 50
--------------------------------------------------------------------------
Life Vision Conservative Fund                      XXX                160
--------------------------------------------------------------------------
Life Vision Growth and Income Fund                 XXX                139
--------------------------------------------------------------------------
Life Vision Moderate Growth Fund                   XXX                101
--------------------------------------------------------------------------
Limited-Term Federal Mortgage Securities Fund      XXX                117
--------------------------------------------------------------------------
Maryland Municipal Bond Fund                       XXX                 31
--------------------------------------------------------------------------
Mid-Cap Equity Fund                                XXX                144
--------------------------------------------------------------------------
Mid-Cap Value Equity Fund                          XXX                 71
--------------------------------------------------------------------------
Short-Term Bond Fund                               XXX                 89

                                                     TURNOVER RATE (%)
                                                ---------------------------
FUND                                              2004               2003
---------------------------------------------------------------------------
Short-Term U.S. Treasury Securities Fund           XXX                140
---------------------------------------------------------------------------
Small Cap Growth Stock Fund                        XXX                 96
---------------------------------------------------------------------------
Small Cap Value Equity Fund                        XXX                 29
---------------------------------------------------------------------------
Strategic Income Fund                              XXX                 52
---------------------------------------------------------------------------
Strategic Quantitative Equity Fund                 XXX
---------------------------------------------------------------------------
Tax Sensitive Growth Stock Fund                    XXX                 58
---------------------------------------------------------------------------
U.S. Government Securities Fund                    XXX                150
---------------------------------------------------------------------------
Value Income Stock Fund                            XXX                 46
---------------------------------------------------------------------------
Virginia Intermediate Municipal Bond Fund          XXX                 30
---------------------------------------------------------------------------
Virginia Municipal Bond Fund                       XXX                 18
---------------------------------------------------------------------------

* Not in operation during the period.

      DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of shares of the Funds each of which represents an equal proportionate interest in that Fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the Funds. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares. All consideration received by the Trust for shares of any additional series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

      VOTING RIGHTS

Each share held entitles the shareholder of record to one vote for each dollar invested. In other words, each shareholder of record is entitled to one vote for each full share held on the record date for any shareholder meeting. Each Fund will vote separately on matters relating solely to it. As a Massachusetts business trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Shareholders approval will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. Under the Declaration of Trust, the Trustees have the power to liquidate one or more Funds without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if a Fund fails to reach or maintain a viable size or for some other extraordinary reason.

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

      SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders' incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the

Declaration of Trust provides for indemnification out of the Trust property for any investor held personally liable for the obligations of the Trust.

      LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties. Nothing contained in this section attempts to disclaim a Trustee's individual liability in any manner inconsistent with the federal securities laws.

      CODES OF ETHICS

The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser, Subadviser, and Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons of the Trust, the Adviser and the Subadviser are prohibited from acquiring beneficial ownership of securities offered in connection with initial public offerings. Certain access persons of the Adviser and Subadviser are further prohibited from acquiring beneficial ownership of securities offered in connection with a limited offering. The Distributor's Code of Ethics requires certain access persons to obtain approval before investing in initial public offerings and limited offerings. Copies of these Code of Ethics are on file with the SEC and are available to the public.

PROXY VOTING

The Board has delegated the responsibility for decisions regarding proxy voting for securities held by the Funds to the Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix B to this SAI. The Board of Trustees will periodically review the Funds' proxy voting record.

Beginning in 2004, the Trust will be required to disclose annually the Funds' complete proxy voting record on new Form N-PX. The first filing of Form N-PX will cover the period from July 1, 2003 through June 30, 2004, and will be filed no later than August 31, 2004. Once filed, Form N-PX for the Funds will be available without charge upon request by calling 1-800-428-6970 or by writing to the Funds at STI Classic Funds, c/o BISYS Fund Services, Limited Partnership, 3435 Stelzer Road, Columbus, Ohio 43219. The Funds' Form N-PX will also be available on the SEC's website at www.sec.gov.

      5% AND 25% SHAREHOLDERS

As of July 1, 2004, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% or 25% or more of the shares of the Funds. Persons who owned of record or beneficially more than 25% of a Fund's outstanding shares may be deemed to control the Fund within the meaning of the 1940 Act. The Trust believes that most of the shares of the Funds were held for the record owner's fiduciary, agency or custodial customers.

                                                                       NUMBER OF                         % OF
FUND                      NAME AND ADDRESS                              SHARES            CLASS         CLASS
---------------------------------------------------------------------------------------------------------------
                          NFSC FEBO # G1R-294063
                          NFS/FMTC Roll IRA
Aggressive Growth         FBO David M. Hogan                            301.4780         A Shares        5.10%
Stock Fund                5300 Davenport Mountain Road
                          Cumming, GA 30041-7042
-------------------------------------------------------------------------------------------------------------
                          Trustman
                          SunTrust Banks
Aggressive Growth         Mutual Fund Reconciliation Unit
Stock Fund                Mail Center 3144                           241102.4730         T Shares        7.13%
                          P.O. Box 105870
                          Atlanta, GA  30348-5870
---------------------------------------------------------------------------------------------------------------
                          NFSC FEBO # G1R-153664
                          Jonathan T. Walton TTEE
Aggressive Growth         Jonathan T. Walton Revoc. Trust
Stock Fund                U/A 9/18/84                                   501.5050         L Shares        7.68%
                          37 Warner Road
                          Grosse Pointe, MI  48236-3745
---------------------------------------------------------------------------------------------------------------
                          NFSC FEBO # G1F-002232
                          Albert Balows
Aggressive Growth         Patricia Ann Balows                          1011.1220         L Shares       15.49%
Stock Fund                105 Bay Colt Road
                          Alpharetta, GA  30004-3531
----------------------------------------------------------------------------------------------------------------
                          Trustman
                          SunTrust Banks
Aggressive Growth         Mutual Fund Reconciliation Unit
Stock Fund                Mail Center 3144                          1543893.5440         T Shares       45.66%
                          P.O. Box 105870
                          Atlanta, GA  30348-5870
---------------------------------------------------------------------------------------------------------------
                          Trustman
                          SunTrust Banks
Aggressive Growth         Mutual Fund Reconciliation Unit
Stock Fund                Mail Center 3144                          1596378.3060         T Shares       47.21%
                          P.O. Box 105870
                          Atlanta, GA  30348-5870
---------------------------------------------------------------------------------------------------------------
                          NFSC FEBO # F1F-102288
Aggressive Growth         Mary K. Pepe
Stock Fund                Randolph M. Pepe                             5000.0000         L Shares       76.60%
                          P.O. Box 1186
                          Geneva, FL  32732-1186
---------------------------------------------------------------------------------------------------------------

FUND                      NAME AND ADDRESS                           NUMBER OF                        % OF
                                                                     SHARES              CLASS       CLASS
----------------------------------------------------------------------------------------------------------
                          NFSC FEBO # 073-164534
Aggressive Growth         NFS/FMTC IRA
Stock Fund                FBO Marcia D. Alcorn                         521.9210       A Shares        8.83%
                          316 Roslyn Road
                          Richmond, VA  23226-1641
----------------------------------------------------------------------------------------------------------
                          Wachovia Securities LLC FBO
                          Lisa C. Foley
Aggressive Growth         IRA DTD 03/17/92                             977.5170       A Shares        1654%
Stock Fund                4325 Phinney Avenue North
                          Seattle, WA  98103-7101
----------------------------------------------------------------------------------------------------------
                          NFSC FEBO # G1R-258288
                          Paul L. Robertson III
Aggressive Growth         Frances O. Robertson                        3000.0000       A Shares       50.75%
Stock Fund                5157 Brooke Farm Drive
                          Dunwoody, GA  30338-3180
----------------------------------------------------------------------------------------------------------
                          Wachovia Securities LLC FBO
                          Mr. Herbert W. Albin, Jr.
Aggressive Growth         IRA DTD 12/12/96                            1002.0040       A Shares       16.95%
StockFund                 124 North 177th Street
                          Shoreline, WA  98133-4707
----------------------------------------------------------------------------------------------------------
                          Trustman
                          SunTrust Banks
                          Mutual Fund Reconciliation Unit
Balanced Fund             Mail Center 3144                         3909735.0270       T Shares       19.47%
                          P.O. Box 105870
                          Atlanta, GA  30348-5870
----------------------------------------------------------------------------------------------------------
                          Charles Schwab & Co. Inc.
                          Special Custody Acct. FBO Customers
Balanced Fund             Attn:  Mutual Funds                      1178241.6700       T Shares        5.87%
                          101 Montgomery Street
                          San Francisco, CA  94104-4122
----------------------------------------------------------------------------------------------------------
                          NFSC FEBO # G1F-031682
                          NFS/FMTC Roll IRA
Balanced Fund             FBO Charles K. Newman                      73445.9350       A Shares        9.59%
                          1301 Costley Mill Road NE
                          Conyers, GA  30013-1127
----------------------------------------------------------------------------------------------------------
                          NFSC FEBO # FFR-072478
                          NFS/FMTC Roll IRA
Balanced Fund             FBO Rudolph H. Yeatman                     39367.4090       A Shares        5.14%
                          4492 Samoset Drive
                          Sarasota, FL 34241-9172
----------------------------------------------------------------------------------------------------------

FUND                      NAME AND ADDRESS                               NUMBER OF                        % OF
                                                                          SHARES             CLASS        CLASS
---------------------------------------------------------------------------------------------------------------
                          SunTrust Bank TTEE
                          FBO Various Benefit Plans
Balanced Fund             Fascorp Recordkeeper                          1378559.8920       T Shares       68.64%
                          8515 East Orchard Road #2T2
                          Greenwood Village, CO  80111-5002
---------------------------------------------------------------------------------------------------------------
                          Trustman
                          SunTrust Banks
Capital Appreciation      Mutual Fund Reconciliation Unit
Fund                      Mail Center 3144                             21429063.1910       T Shares       17.39%
                          P.O. Box 105870
                          Atlanta, GA  30348-5870
---------------------------------------------------------------------------------------------------------------
                          Trustman
                          SunTrust Banks
Capital Appreciation      Mutual Fund Reconciliation Unit
Fund                      Mail Center 3144                             31097666.6220       T Shares       25.23%
                          P.O. Box 105870
                          Atlanta, GA  30348-5870
---------------------------------------------------------------------------------------------------------------
                          Trustman
                          SunTrust Banks
Capital Appreciation      Mutual Fund Reconciliation Unit
Fund                      Mail Center 3144                             16607615.1670       T Shares       13.47%
                          P.O. Box 105870
                          Atlanta, GA  30348-5870
---------------------------------------------------------------------------------------------------------------
                          Trustman
                          SunTrust Banks
Capital Appreciation      Mutual Fund Reconciliation Unit
Fund                      Mail Center 3144                             11273579.6650       T Shares        9.15%
                          P.O. Box 105870
                          Atlanta, GA  30348-5870
---------------------------------------------------------------------------------------------------------------
                          SunTrust Bank TTEE
                          FBO Various Benefit Plans
Capital Appreciation      Fascorp Recordkeeper                         18850150.8190       T Shares       15.29%
Fund                      8515 East Orchard Road #2T2
                          Greenwood Village, CO 80111-5002
---------------------------------------------------------------------------------------------------------------
                          Nationwide Insurance Company
                          Trust
Capital Appreciation      c/o IPO Portfolio Accounting                   954459.2420       A Shares        7.81%
Fund                      P.O. Box 182029
                          Columbus, OH  43218-2029
---------------------------------------------------------------------------------------------------------------

FUND                         NAME AND ADDRESS                     NUMBER OF                % OF
                                                                   SHARES          CLASS   CLASS
-------------------------------------------------------------------------------------------------
                             Great-West Life & Annuity Company    19358618.3520  T Shares  15.71%
Capital Appreciation         c/o Fascorp Recordkeeper
Fund                         8515 East Orchard Road # 2T2
                             Greenwood Village, CO  80111-5002
-------------------------------------------------------------------------------------------------
                             NFSC FEBO # G1R-258288
                             Paul L. Robertson III
Emerging Growth              Frances O. Robertson                  3000.0000     A Shares  73.74%
Stock Fund                   5157 Brooke Farm Drive
                             Dunwoody, GA 30338-3180
-------------------------------------------------------------------------------------------------
                             NFSC FEBO # G1F-002232
                             Albert Balows
Emerging Growth              Patricia Ann Balows                   1049.3180     L Shares  29.00%
Stock Fund                   105 Bay Colt Road
                             Alpharetta, GA  30004-3531
-------------------------------------------------------------------------------------------------
                             Trustman
                             SunTrust Banks
Emerging Growth              Mutual Fund Reconciliation Unit
Stock Fund                   Mail Center 3144                     460856.2980    T Shares  29.95%
                             P.O. Box 105870
                             Atlanta, GA  30348-5870
-------------------------------------------------------------------------------------------------
                             Trustman
                             SunTrust Banks
Emerging Growth              Mutual Fund Reconciliation Unit
Stock Fund                   Mail Center 3144                     857766.2350    T Shares  55.74%
                             P.O. Box 105870
                             Atlanta, GA  30348-5870
-------------------------------------------------------------------------------------------------
                             NFSC FEBO # G1R-153664
                             Jonathan T. Walton TTEE
Emerging Growth              Jonathan T. Walton Revoc. Trust
Stock Fund                   U/A  9/18/84                          499.0020      L Shares  13.79%
                             37 Warner Road
                             Grosse Pointe, MI  48236-3745
-------------------------------------------------------------------------------------------------
                             Wachovia Securities LLC FBO
                             Leslie C. Tubbs
Emerging Growth              IRA DTD 04/13/94                      1044.9320     L Shares  28.88%
Stock Fund                   12931 SE 26th Place Apt. C2
                             Bellevue, WA  98005-5112

FUND                         NAME AND ADDRESS                       NUMBER OF               % OF
                                                                     SHARES        CLASS    CLASS
-------------------------------------------------------------------------------------------------
                             NFSC FEBO # FER-103667                 1010.1010    L Shares  27.92%
                             Bottorff Revoc. Living Trust
Emerging Growth              Bruce A. Bottorff
Stock Fund                   U/A  06/07/2002
                             8721 Cobblestone Drive
                             Tampa, FL  33615-4914
-------------------------------------------------------------------------------------------------
                             NFSC FEBO # G1R-294063
                             NFS/FMTC Roll IRA
Emerging Growth              FBO David M. Hogan                     302.3720     A Shares  7.43%
Stock Fund                   5300 Mountain Road
                             Cumming, GA  30041-7042
-------------------------------------------------------------------------------------------------
                             Trustman
                             SunTrust Banks
Emerging Growth              Mutual Fund Reconciliation Unit
Stock Fund                   Mail Center 3144                      220113.8160   T Shares  14.30%
                             P.O. Box 105870
                             Atlanta, GA  30348-5870
-------------------------------------------------------------------------------------------------
                             NFSC FEBO #073-164534
                             NFS/FMTC
Emerging Growth              FBO Marcia D. Alcorn                   543.4780     A Shares  13.36%
Stock Fund                   316 Roslyn Road
                             Richmond, VA  23226-1641
-------------------------------------------------------------------------------------------------
                             Trustman
                             SunTrust Banks
Florida Tax-Exempt           Mutual Fund Reconciliation Unit
Bond Fund                    Mail Center 3144                     1735135.7500   T Shares  11.62%
                             P.O. Box 105870
                             Atlanta, GA  30348-5870
-------------------------------------------------------------------------------------------------
                             Trustman
                             SunTrust Banks
                             Mutual Fund Reconciliation Unit
Florida Tax-Exempt           Mail Center 3144                     7547245.6190   T Shares  50.56%
Bond Fund                    P.O. Box 105870
                             Atlanta, GA  30348-5870
-------------------------------------------------------------------------------------------------
                             NFSC FEBO # FER-100668                42769.1410    A Shares  6.97%
                             B L Meskill Revoc. Trust
Florida Tax-Exempt           E T Meskill TTEE
Bond Fund                    2751 Regency Oaks Blvd.
                             Apt. R506
                             Clearwater, FL  33759-1523

FUND                         NAME AND ADDRESS                     NUMBER OF                % OF
                                                                   SHARES          CLASS   CLASS
-------------------------------------------------------------------------------------------------
                             NFSC FEBO # FER-091090
                             Vern Adkins
Florida Tax-Exempt           Barbara Adkins                         54429.7620    A Shares  8.87%
Bond Fund                    8058 12th Avenue South
                             St. Petersburg, FL  33707-2709
-------------------------------------------------------------------------------------------------
                             NFSC FEBO # F4R-096415
                             Louis and Kathleen J. Frankulin
                             Tod Louis G. Frankulin, Jr.
Florida Tax-Exempt           Charles M. Fankulin                   47565.0760    A Shares  7.75%
Bond Fund                    Lee Ann Maristany
                             3654 Lake Bree
                             Land O'Lakes, FL  34639
-------------------------------------------------------------------------------------------------
                             Trustman
                             SunTrust Banks
Florida Tax-Exempt           Mutual Fund Reconciliation Unit
Bond Fund                    Mail Center 3144                     5644048.8810   T Shares  37.81%
                             P.O. Box 105870
                             Atlanta, GA  30348-5870
-------------------------------------------------------------------------------------------------
                             Mildred Meinhart Rast
Florida Tax-Exempt           821 Lake Port Blvd.
Bond Fund                    Apt. # A404                           40153.8530    A Shares  6.54%
                             Leesburg, FL  34748-7698
-------------------------------------------------------------------------------------------------
                             NFSC FEBO # FER-100641
                             E T Meskill Revoc. Trust
Florida Tax-Exempt           E T Meskill TTEE
Bond Fund                    2751 Regency Oaks Blvd.               46440.5380    A Shares  7.57%
                             Apt. R506
                             Clearwater, FL  33759-1523
-------------------------------------------------------------------------------------------------
                             Trustman
                             SunTrust Banks
Georgia Tax-                 Mutual Fund Reconciliation Unit
Exempt Bond Fund             Mail Center 3144                     1456768.5980   T Shares  15.56%
                             P.O. Box 105870
                             Atlanta, GA  30348-5870
-------------------------------------------------------------------------------------------------
                             Trustman
                             SunTrust Banks
Georgia Tax-                 Mutual Fund Reconciliation Unit      7257773.0780   T Shares  77.51%
Exempt Bond Fund             Mail Center 3144
                             P.O. Box 105870
                             Atlanta, GA  30348-5870

FUND                         NAME AND ADDRESS                     NUMBER OF                % OF
                                                                   SHARES          CLASS   CLASS
-------------------------------------------------------------------------------------------------
                             John L. Conyers                       14623.6400    A Shares  5.48%
Georgia Tax-                 124 Etowah Drive
Exempt Bond Fund             Cartersville, GA  30120-3730
-------------------------------------------------------------------------------------------------
                             NFSC FEBO #G1R-167924
Georgia Tax-                 James A. Dixon
Exempt Bond Fund             7005 Carlisle Lane                    166145.0220   L Shares  13.77%
                             Alpharetta, GA  30022-5145
-------------------------------------------------------------------------------------------------
                             NFSC FEBO # G5R-027405
Georgia Tax-                 Hazel M. Miller
Exempt Bond Fund             #52 One Savannah Square Drive         94439.0150    L Shares  7.82%
                             Savannah, GA  31406
-------------------------------------------------------------------------------------------------
                             NFSC FEBO # G1F-056073
                             Bertram Levy TTEE
Georgia Tax-                 Lila F. Herbert 2003 Grat.            67384.4600    L Shares  5.58%
Exempt Bond Fund             1201 West Peachtree Street
                             Atlanta, GA  30309-3449
-------------------------------------------------------------------------------------------------
                             NFSC FEBO # T9F-000922
Georgia Tax-                 Thomas O Duff,Jr.
Exempt Bond Fund             P.O. Box 143                          28957.5290    A Shares  10.85%
                             Lookout Mountain, TN  37350-0143
-------------------------------------------------------------------------------------------------
                             NFSC FEBO # G1R-162566
Georgia Tax-                 M C Tatro
Exempt Bond Fund             5360 Deer Run Drive                   54651.6860    A Shares  20.48%
                             Conyers, GA  30094-4706
-------------------------------------------------------------------------------------------------
                             NFSC FEBO # G1F-070343
                             David L. Kuniansky
Georgia Tax-                 Douglas S. Kuniansky Ex               16002.7670    A Shares  6.00%
Exempt Bond Fund             Estate of Leon Lewis Kuniansky
                             P.O. Box 19859
-------------------------------------------------------------------------------------------------
                             Trustman
                             SunTrust Banks
Georgia Tax-                 Mutual Fund Reconciliation Unit
Exempt Bond Fund             Mail Center 3144                      638708.2320   T Shares  6.82%
                             P.O. Box 105870
                             Atlanta, GA  30348-5870
-------------------------------------------------------------------------------------------------
                             Trustman
                             SunTrust Banks
Growth and Income            Mutual Fund Reconciliation Unit      10353424.6240  T Shares  19.52%
Fund                         Mail Center 3144
                             P.O. Box 105870
                             Atlanta, GA  30348-5870

                                                                    NUMBER OF              % OF
FUND                         NAME AND ADDRESS                        SHARES        CLASS   CLASS
-------------------------------------------------------------------------------------------------
                             Trustman
                             SunTrust Banks
Growth and Income            Mutual Fund Reconciliation Unit      16565550.2440  T Shares  31.24%
Fund                         Mail Center 3144
                             P.O. Box 105870
                             Atlanta, GA  30348-5870
-------------------------------------------------------------------------------------------------
                             Trustman
                             SunTrust Banks
Growth and Income            Mutual Fund Reconciliation Unit
Fund                         Mail Center 3144                      6949992.4720  T Shares  13.11%
                             P.O. Box 105870
                             Atlanta, GA  30348-5870
-------------------------------------------------------------------------------------------------
                             SunTrust Bank TTEE
                             FBO Various Benefit Plans
Growth and Income            Fascorp Recordkeeper                  2726744.0140  T Shares   5.14%
Fund                         8515 East Orchard Road #2T2
                             Greenwood Village, CO  80111-5002
-------------------------------------------------------------------------------------------------
                             Trustman
                             SunTrust Banks
Growth and Income            Mutual Fund Reconciliation Unit
Fund                         Mail Center 3144                     16431569.7050  T Shares  30.99%
                             P.O. Box 105870
                             Atlanta, GA  30348-5870
-------------------------------------------------------------------------------------------------
                             Nationwide Insurance Company
                             Trust
Growth and Income            c/o IPO Portfolio Accounting           312342.6000  A Shares  10.19%
Fund                         P.O. Box 182029
                             Columbus, OH  43218-2029
-------------------------------------------------------------------------------------------------
                             Trustman
                             SunTrust Banks
                             Mutual Fund Reconciliation Unit
High Income Fund             Mail Center 3144                      4739681.4170  T Shares  55.55%
                             P.O. Box 105870
                             Atlanta, GA  30348-5870
-------------------------------------------------------------------------------------------------
                             NFSC FEBO # G1F-059862
                             Frank E. Flowers
High Income Fund             680 Austin Road                         11211.6070  A Shares   5.32%
                             Ellenwood, GA  30294-3201
-------------------------------------------------------------------------------------------------

                                                              NUMBER OF                   % OF
FUND                         NAME AND ADDRESS                  SHARES         CLASS      CLASS
----------------------------------------------------------------------------------------------
                      Trustman
                      SunTrust Banks
                      Mutual Fund Reconciliation Unit       2943326.4270     T Shares    34.50%
High Income Fund      Mail Center 3144
                      P.O. Box 105870
                      Atlanta, GA  30348-5870
----------------------------------------------------------------------------------------------
                      Trustman
                      SunTrust Banks
                      Mutual Fund Reconciliation Unit
High Income Fund      Mail Center 3144                       669171.7220     T Shares     7.84%
                      P.O. Box 105870
                      Atlanta, GA  30348-5870
----------------------------------------------------------------------------------------------
                      Trustman
                      SunTrust Banks
                      Mutual Fund Reconciliation Unit
Information and       Mail Center 3144                       135492.5870     T Shares    10.48%
Technology Fund       P.O. Box 105870
                      Atlanta, GA  30348-5870
----------------------------------------------------------------------------------------------
                      Trustman
                      SunTrust Banks
                      Mutual Fund Reconciliation Unit
Information and       Mail Center 3144                       356637.8150     T Shares    27.60%
Technology Fund       P.O. Box 105870
                      Atlanta, GA  30348-5870
----------------------------------------------------------------------------------------------
                      NFSC FEBO # F6R-064696
                      NFS/FMTC IRA
Information and       FBO Erica Schoff                          184.5310     A Shares    89.84%
Technology Fund       1168 Ponte Verda Blvd.
                      Ponte Verda, FL  32082-4202
----------------------------------------------------------------------------------------------
                      Trustman
                      SunTrust Banks
                      Mutual Fund Reconciliation Unit
Information and       Mail Center 3144                      1334401.1180     T Shares    10.40%
Technology Fund       P.O. Box 105870
                      Atlanta, GA  30348-5870
----------------------------------------------------------------------------------------------
                      SunTrust Bank TTEE
                      FBO Various Benefit Plans
Information and       Fascorp Recordkeeper                   635477.2730     T Shares    49.18%
Technology Fund       8515 East Orchard Road #2T2
                      Greenwood Village, CO  80111-5002

FUND                            NAME AND ADDRESS                NUMBER OF                   % OF
                                                                 SHARE            CLASS     CLASS
--------------------------------------------------------------------------------------------------
International Equity    Trustman                               9671667.5160     T Shares    28.48%
Fund                    SunTrust Banks
                        Mutual Fund Reconciliation Unit
                        Mail Center 3144
                        P.O. Box 105870
                        Atlanta, GA  30348-5870
--------------------------------------------------------------------------------------------------
                        Trustman
                        SunTrust Banks
                        Mutual Fund Reconciliation Unit
International Equity    Mail Center 3144                      15796288.2070     T Shares    46.51%
Fund                    P.O. Box 105870
                        Atlanta, GA  30348-5870
--------------------------------------------------------------------------------------------------
                        Trustman
                        SunTrust Banks
                        Mutual Fund Reconciliation Unit
International Equity    Mail Center 3144                       6878712.5910     T Shares    20.26%
Fund                    P.O. Box 105870
                        Atlanta, GA  30348-5870
--------------------------------------------------------------------------------------------------
                        Nationwide Insurance Company
                        Trust
International Equity    c/o IPO Portfolio Accounting            149097.7910     A Shares    20.70%
Fund                    P.O. Box 182029
                        Columbus, OH  43218-2029
--------------------------------------------------------------------------------------------------
                        Trustman
                        SunTrust Banks
                        Mutual Fund Reconciliation Unit
International Equity    Mail Center 3144                      14444125.7060     T Shares    45.50%
Index Fund              P.O. Box 105870
                        Atlanta, GA  30348-5870
--------------------------------------------------------------------------------------------------
                        NFSC FEBO # G1R-243183
                        Mark A. Metz
International Equity    Monica Jabbour Metz                      27525.4210     L Shares    5.82%
Index Fund              4164 Treaddur Bay Lane
                        Norcross, GA  30092-2154
--------------------------------------------------------------------------------------------------
International Equity    Trustman
Index Fund              SunTrust Banks
                        Mutual Fund Reconciliation Unit        6720814.3260     T Shares    21.17%
                        Mail Center 3144
                        P.O. Box 105870
                        Atlanta, GA  30348-5870

FUND                                 NAME AND ADDRESS              NUMBER OF                       % OF
                                                                    SHARES             CLASS       CLASS
---------------------------------------------------------------------------------------------------------
                          Trustman
International Equity      SunTrust Banks
Index Fund                Mutual Fund Reconciliation Unit         2375182.0860       T Shares       7.48%
                          Mail Center 3144
                          P.O. Box 105870
                          Atlanta, GA  30348-5870
---------------------------------------------------------------------------------------------------------
                          State Street Bank and Trust Co.
International Equity      FBO:  Emory University Endowment
Index Fund                Enterprise Drive                        6954154.4350       T Shares      21.91%
                          Quincy, MA  02171-2126
---------------------------------------------------------------------------------------------------------
                          Trustman
Investment Grade          SunTrust Banks
Bond Fund                 Mutual Fund Reconciliation Unit
                          Mail Center 3144                        9835299.3370       T Shares      17.99%
                          P.O. Box 105870
                          Atlanta, GA  30348-5870
---------------------------------------------------------------------------------------------------------
                          Trustman
Investment Grade          SunTrust Banks
 Bond Fund                Mutual Fund Reconciliation Unit
                          Mail Center 3144                       15812439.4110       T Shares      28.93%
                          P.O. Box 105870
                          Atlanta, GA  30348-5870
---------------------------------------------------------------------------------------------------------
                          Trustman
Investment Grade          SunTrust Banks
Bond Fund                 Mutual Fund Reconciliation Unit
                          Mail Center 3144                       14794644.3570       T Shares      27.07%
                          P.O. Box 105870
                          Atlanta, GA  30348-5870
---------------------------------------------------------------------------------------------------------
                          Trustman
                          SunTrust Banks
Investment Grade          Mutual Fund Reconciliation Unit
Bond Fund                 Mail Center 3144                        4150605.9800       T Shares       7.59%
                          P.O. Box 105870
                          Atlanta, GA  30348-5870
---------------------------------------------------------------------------------------------------------
                          SunTrust Bank TTEE
Investment Grade          FBO Various Benefit Plans
Bond Fund                 Fascorp Recordkeeper                   10056308.8520       T Shares      18.40%
                          8515 East Orchard Road #2T2
                          Greenwood Village, CO  80111-5002

FUND                           NAME AND ADDRESS                   NUMBER OF                       %OF
                                                                   SHARES            CLASS       CLASS
-------------------------------------------------------------------------------------------------------
                        Nationwide Insurance Company              622410.6390      A Shares      20.70%
Investment Grade        Trust
Bond Fund               c/o IPO Portfolio Accounting
                        P.O. Box 182029 Columbus, OH
                        43218-2029
-------------------------------------------------------------------------------------------------------
                        Trustman
Investment Grade        SunTrust Banks
Tax-Exempt Bond         Mutual Fund Reconciliation Unit
Fund                    Mail Center 3144                         2491793.2680      T Shares      13.41%
                        P.O. Box 105870
                        Atlanta, GA  30348-5870
-------------------------------------------------------------------------------------------------------
                        Trustman
Investment Grade        SunTrust Banks
Tax-Exempt Bond         Mutual Fund Reconciliation Unit
Fund                    Mail Center 3144                        11578587.4890      T Shares      62.31%
                        P.O. Box 105870
                        Atlanta, GA  30348-5870
-------------------------------------------------------------------------------------------------------
Investment Grade        Marion G. Nelson
Tax-Exempt Bond         P.O. Box 2531                             100000.0000      A Shares      6.15%
Fund                    Panama City, FL  32402-2531
-------------------------------------------------------------------------------------------------------
                        Trustman
Investment Grade        SunTrust Banks
Tax-Exempt Bond         Mutual Fund Reconciliation Unit
Fund                    Mail Center 3144                         3280834.9200      T Shares      17.66%
                        P.O. Box 105870
                        Atlanta, GA  30348-5870
-------------------------------------------------------------------------------------------------------
                        Trustman
Life Vision             SunTrust Banks
Aggressive Growth       Mutual Fund Reconciliation Unit
Fund                    Mail Center 3144                          225463.6130      T Shares       5.92%
                        P.O. Box 105870
                        Atlanta, GA  30348-5870
-------------------------------------------------------------------------------------------------------
                        NFSC FEBO # A1F-794732
Life Vision             Nancy E. Gray
Aggressive Growth       1501 Sandbridge Road                       38124.5150      B Shares       8.43%
Fund                    Virginia Beach, VA  23456-4019
----------------------------------------  ---------------------------  --------------------------------
                        SunTrust Bank TTEE
Life Vision             FBO Various Benefit Plans
Aggressive Growth       Fascorp Recordkeeper                      356682.2940      T Shares      93.69%
Fund                    8515 East Orchard Road #2T2
                        Greenwood Village, CO  80111-5002

FUND                          NAME AND ADDRESS             NUMBER OF                   % OF
                                                            SHARES          CLASS      CLASS
---------------------------------------------------------------------------------------------
                         NFSC FEBO # 073-158500            60659.2670      A Shares    71.10%
Life Vision              Mathias J. Devito
Aggressive Growth        FMT TTEE P/S Plan MP
Fund                     1102 Malvern Avenue
                         Baltimore, MD  21204-6718
---------------------------------------------------------------------------------------------
                         NFSC FEBO # FER-042510
Life Vision              Nancy Gregory
Conservative Fund        1085 E. Cardinal Drive            27609.4470      B Shares     6.02%
                         Lock Haven, PA  17745-8802
---------------------------------------------------------------------------------------------
                         NFSC FEBO # F1R-232580
Life Vision              Edith W. Holman
Conservative Fund        Roy W. Holman                      1948.6270      A Shares     6.57%
                         103 Oakridge Drive
                         Leesburg, FL  34788-2803
---------------------------------------------------------------------------------------------
                         NFSC FEBO # F1F-099082
Life Vision              NFS/FMTC IRA BDA
Conservative Fund        SPS Edith Cotton                   2093.9040      A Shares     7.06%
                         P.O. Box 447
                         Paisley, FL  32767-0447
---------------------------------------------------------------------------------------------
                         NFSC FEBO # FER-065609
Life Vision              Dyann L. Fults
Conservative Fund        5606 Glen Crest Blvd.              4570.7110      A Shares    15.41%
                         Tampa, FL  33625-1001
---------------------------------------------------------------------------------------------
                         NFSC FEBO # FFR-042510
Life Vision              Nancy Gregory
Conservative Fund        1085 East Cardinal Drive           4405.2860      A Shares    14.85%
                         Lock Haven, PA  17745-8802
---------------------------------------------------------------------------------------------
                         NFSC FEBO # F1F-100145
                         NFS/FMTC IRA
Life Vision              FBO Geraldine Krystoszek           2325.3200      A Shares     7.84%
Conservative Fund        3471 Capland Avenue
                         Clermont, FL  34711-5739
---------------------------------------------------------------------------------------------
                         NFSC FEBO # F1F-100153
Life Vision              NFS/FMTC IRA
Conservative Fund        FBO Robert Krystoszek              3264.3920      A Shares    11.01%
                         3471 Capland Avenue
                         Clermont, FL  34711-5739

FUND                            NAME AND ADDRESS                     NUMBER OF                              % OF CLASS
                                                                      SHARES            CLASS
---------------------------------------------------------------------------------------------------------------------------------
                         Trustman                                      805.7090        T Shares                  22.30%
Life Vision              SunTrust Banks
Conservative Fund        Mutual Fund Reconciliation Unit
                         Mail Center 3144
                         P.O. Box 105870
                         Atlanta, GA  30348-5870
---------------------------------------------------------------------------------------------------------------------- ----------
                         SunTrust Bank TTEE
                         FBO Various Benefit Plans
Life Vision              Fascorp Recordkeeper                         2753.2040        T Shares                  76.19%
Conservative Fund        8515 East Orchard Road #2T2
                         Greenwood Village, CO  80111-5002
---------------------------------------------------------------------------------------------------------------------- ----------
                         NFSC FEBO # F1F-100609
                         Earl C. Filomena Tollefson TTEE
Life Vision              Earl C. Filomena Tollefson
Conservative Fund        Family Trust U/A  1/9/95                     1524.1090        A Shares                   5.14%
                         5222 Eagles Nest Road
                         Fruitland Park, FL  34731-5721
---------------------------------------------------------------------------------------------------------------------- ----------
                         NFSC FEBO # F1R-200654
                         NFS/FMTC Roll IRA
Life Vision              FBO Gladys J. Langeberg                      3775.2190        A Shares                  12.73%
Conservative Fund        4235 Dove Valley Lane
                         Lady Lake, FL  32159-5301
---------------------------------------------------------------------------------------------------------------------- ----------
                         NFSC FEBO # F5R-081272
Life Vision Growth       John E. Coffey Trust
and Income Fund          John E. Coffey
                         U/A  12/31/2002                             19137.3520        A Shares                  13.32%
                         6106 Deer Run
                         Ft. Meyers, FL 33908-4315
---------------------------------------------------------------------------------------------------------------------- ----------
                         SunTrust Bank TTEE
                         FBO Various Benefit Plans
Life Vision Growth       Fascorp Recordkeeper                      7264235.5140        T Shares                  95.74%
and Income Fund          8515 East Orchard Road #2T2
                         Greenwood Village, CO  80111-5002
---------------------------------------------------------------------------------------------------------------------- ----------
                         NFSC FEBO # G9F-000337
Life Vision Growth       NFS/FMTC Roll IRA
and Income Fund          FBO Francisco Y De Ocampo                   11177.0060        A Shares                   7.78%
                         726 Deer Run Villas
                         St. Simons, GA  31522-5207

                                                                               NUMBER OF                                  % OF
FUND                                      NAME AND ADDRESS                       SHARES               CLASS               CLASS
---------------------------------------------------------------------------------------------------------------------------------
Life Vision Growth                        NFSC FEBO # FFR-071242                  8822.8660          A Shares             6.14%
                                          Tom E. Vrabel
                                          TOD Patricia Lynn Vrabel
 and Income Fund                          TOD Brian Frank Vrabel
                                          373 SW 161st Avenue
                                          Pembroke Pines, FL  33027-1080
------------------------------------------------------------------------------------------------------------------------------ --
                                          NFSC FEBO # 073-134775
Life Vision                               NFS/FMTC Roll IRA
Moderate Growth                           FBO Wade N. Clemons                   116801.6830          A Shares            28.49%
Fund                                      10807 Weather Vane Road
                                          Richmond, VA  23233-4154
------------------------------------------------------------------------------------------------------------------------------ --
                                          NFSC FEBO # FFR-072877
Life Vision                               NFS/FMTC Roll IRA
Moderate Growth                           FBO Barabara Williams                  39825.5680          A Shares             9.71%
Fund                                      1904 Chisholm Drive
                                          Duncan, OK  73533-1608

------------------------------------------------------------------------------------------------------------------------------ --
                                          NFSC FEBO # F1F-097942
Life Vision                               NFS/FMTC Roll IRA
Moderate Growth                           FBO Kelly L. Lewis                     21791.4470          A Shares             5.31%
Fund                                      P.O. Box 60
                                          Velma, OK  73491-0060
------------------------------------------------------------------------------------------------------------------------------ --
                                          NFSC FEBO # F1F-098043
Life Vision                               NFS/FMTC Roll IRA
Moderate Growth                           FBO Buddy R. Hokit                     29650.2560          A Shares             7.23%
Fund                                      2106 Crossgate Road
                                          Duncan, OK  73533-1231
------------------------------------------------------------------------------------------------------------------------------ --
                                          NFSC FEBO # FFR-071838
Life Vision                               NFS/FMTC IRA
Moderate Growth                           FBO Elizabeth A. Brodsky               45943.4570          A Shares            11.21%
Fund                                      10725 SW 72nd Street
                                          Miami, FL  33156-3815
------------------------------------------------------------------------------------------------------------------------------ --
Life Vision                               Trustman                             1564570.5480          T Shares            13.08%
                                          SunTrust Banks
                                          Mutual Fund Reconciliation Unit
Moderate Growth                           Mail Center 3144
Fund                                      P.O. Box 105870
                                          Atlanta, GA  30348-5870
------------------------------------------------------------------------------------------------------------------------------ --

                                                                   NUMBER OF                         % OF
FUND                                NAME AND ADDRESS                 SHARES          CLASS           CLASS
-----------------------------------------------------------------------------------------------------------
                          SunTrust Bank TTEE
Life Vision               FBO Various Benefit of our
Moderate Growth           Customers                              10220334.8820      T Shares         85.46%
Fund                      Fascorp Recordkeeper
                          8515 East Orchard Road #2T2
                          Greenwood Village, CO  80111-5002
-----------------------------------------------------------------------------------------------------------
                          Trustman
Limited-Term              SunTrust Banks
Federal Mortgage          Mutual Fund Reconciliation Unit        13526213.1210      T Shares         31.00%
Securities Fund           Mail Center 3144
                          P.O. Box 105870
                          Atlanta, GA  30348-5870
-----------------------------------------------------------------------------------------------------------
                          Trustman
                          SunTrust Banks
Limited-Term              Mutual Fund Reconciliation Unit        18132061.4430      T Shares         41.56%
Federal Mortgage          Mail Center 3144
Securities Fund           P.O. Box 105870
                          Atlanta, GA  30348-5870
-----------------------------------------------------------------------------------------------------------
                          Trustman
                          SunTrust Banks
Limited-Term              Mutual Fund Reconciliation Unit        10975078.5870      T Shares         25.15%
Federal Mortgage          Mail Center 3144
Securities Fund           P.O. Box 105870
                          Atlanta, GA  30348-5870
-----------------------------------------------------------------------------------------------------------
                          Nationwide Insurance Company
                          Trust
Limited-Term              c/o IPO Portfolio Accounting              84614.0880      A Shares          9.32%
Federal Mortgage          P.O. Box 182029
Securities Fund           Columbus, OH  43218-2029
-----------------------------------------------------------------------------------------------------------
                          NFSC FEBO # G9F-000230
                          NFS/FMTC IRA
Limited-Term              FBO Robert M. Horton                      45411.5190      A Shares          5.00%
Federal Mortgage          402 Palm Court
Securities Fund           St. Simons, GA 31522-1455
-----------------------------------------------------------------------------------------------------------
                          SEI Corporation
Maryland Municipal        Attn:  Rob Silvestri
Bond Fund                 1 Freedom Valley Drive                        9.3550      A Shares         39.90%
                          Oaks, PA  19456
-----------------------------------------------------------------------------------------------------------

                                                                   NUMBER OF                         % OF
FUND                          NAME AND ADDRESS                       SHARES          CLASS           CLASS
-----------------------------------------------------------------------------------------------------------
                          Federated Investors
Maryland Municipal        Attn:  Media Administration
Bond Fund                 Floor 17                                      4.6950      A Shares         20.02%
                          1001 Liberty Avenue
                          Pittsburgh, PA  15222-3714
-----------------------------------------------------------------------------------------------------------
                          Federated Investors
Maryland Municipal        Attn:  Media Administration
Bond Fund                 Floor 17                                      4.7040      A Shares         20.06%
                          1001 Liberty Avenue
                          Pittsburgh, PA  15222-3714
-----------------------------------------------------------------------------------------------------------
                          Federated Investors
                          Attn:  Media Administration
Maryland Municipal        Floor 17                                      4.6950      A Shares         20.02%
Bond Fund                 1001 Liberty Avenue
                          Pittsburgh, PA  15222-3714
-----------------------------------------------------------------------------------------------------------
                          Trustman
Maryland Municipal        SunTrust Banks
Bond Fund                 Mutual Fund Reconciliation Unit          578396.2000      T Shares         20.89%
                          Mail Center 3144
                          P.O. Box 105870
                          Atlanta, GA  30348-5870
-----------------------------------------------------------------------------------------------------------
                          Trustman
                          SunTrust Banks
 Maryland Municipal       Mutual Fund Reconciliation Unit         1815431.7690      T Shares         65.58%
 Bond Fund                Mail Center 3144
                          P.O. Box 105870
                          Atlanta, GA  30348-5870
----------------------------------------  -----------------------------------------------------------------
                          Trustman
                          SunTrust Banks
Maryland Municipal        Mutual Fund Reconciliation Unit          374347.4150      T Shares         13.52%
Bond Fund                 Mail Center 3144
                          P.O. Box 105870
                          Atlanta, GA  30348-5870
-----------------------------------------------------------------------------------------------------------
                          Trustman
                          SunTrust Banks
Mid-Cap Equity            Mutual Fund Reconciliation Unit         3875507.9130      T Shares         23.54%
Fund                      Mail Center 3144
                          P.O. Box 105870
                          Atlanta, GA  30348-5870
-----------------------------------------------------------------------------------------------------------

                                                                   NUMBER OF                         % OF
FUND                             NAME AND ADDRESS                   SHARES           CLASS           CLASS
-----------------------------------------------------------------------------------------------------------
                          Trustman
                          SunTrust Banks
Mid-Cap Equity            Mutual Fund Reconciliation Unit         5540615.5320      T Shares         33.66%
Fund                      Mail Center 3144
                          P.O. Box 105870
                          Atlanta, GA  30348-5870
-----------------------------------------------------------------------------------------------------------
                          Trustman
                          SunTrust Banks
Mid-Cap Equity            Mutual Fund Reconciliation Unit         3879149.8640      T Shares         23.56%
Fund                      Mail Center 3144
                          P.O. Box 105870
                          Atlanta, GA  30348-5870
-----------------------------------------------------------------------------------------------------------
                          Trustman
                          SunTrust Banks
Mid-Cap Equity            Mutual Fund Reconciliation Unit         2094435.0620      T Shares         12.72%
Fund                      Mail Center 3144
                          P.O. Box 105870
                          Atlanta, GA  30348-5870
-----------------------------------------------------------------------------------------------------------
                          SunTrust Bank TTEE
                          FBO Various Benefit Plans
Mid-Cap Equity            Fascorp Recordkeeper                    1070692.9580      T Shares          6.50%
Fund                      8515 East Orchard Road #2T2
                          Greenwood Village, CO  80111-5002
-----------------------------------------------------------------------------------------------------------
                          Nationwide Insurance Company
                          Trust
Mid-Cap Equity            c/o IPO Portfolio Accounting             136652.3280      A Shares          7.86%
Fund                      P.O. Box 182029
                          Columbus, OH  43218-2029
-----------------------------------------------------------------------------------------------------------
                          Trustman
                          SunTrust Banks
                          Mutual Fund Reconciliation Unit         4723136.1420      T Shares         33.46%
Mid-Cap Value Equity      Mail Center 3144
Fund                      P.O. Box 105870
                          Atlanta, GA  30348-5870
-----------------------------------------------------------------------------------------------------------
                          NFSC FEBO # F1F-098477
                          Clifford W. Lober P A C L
Mid-Cap Value Equity      Clifford W. Lober TTEE                     6340.7090      A Shares          9.25%
Fund                      506 West Oak Street, Suite 201
                          Kissimmee, FL  34741-4986
-----------------------------------------------------------------------------------------------------------

                                                                   NUMBER OF                         % OF
FUND                             NAME AND ADDRESS                   SHARES           CLASS           CLASS
-----------------------------------------------------------------------------------------------------------
                          NFSC FEBO #F6R-064866
                          Florida Baptist Convention Inc.
Mid-Cap Value Equity      Steve Baumgardner                          7369.4820      A Shares         10.75%
Fund                      1230 Hendricks Avenue
                          Jacksonville, FL  32207-8619
-----------------------------------------------------------------------------------------------------------
                          NFSC FEBO # TAF-007820
                          Norman C. Sheeler TTEE
Mid-Cap Value Equity      Norman C. Sheeler Revocable Trust          3436.8600      A Shares          5.01%
Fund                      U/A  11/28/88
                          10119 Loma Drive
                          Knoxville, TN  37922-4138
-----------------------------------------------------------------------------------------------------------
                          NFSC FEBO # F6R-066052
Mid-Cap Value             Kenneth R. Werneburg                       3456.8460      A Shares          5.04%
Equity Fund               2640 Longboat Court
                          Ponte Verda Beach, FL  32082
-----------------------------------------------------------------------------------------------------------
                          NFSC FEBO # F6R-066087
Mid-Cap Value             NFS/FMTC Sep. IRA
Equity Fund               FBO Kenneth R. Werneburg                   3697.6720      A Shares          5.40%
                          2640 Longboat Court
                          Ponte Verda Bech, FL  32082
-----------------------------------------------------------------------------------------------------------
                          NFSC FEBO # FEF-001538
                          Richard L. Fulmer TTEE
Mid-Cap Value             Richard L. Fulmer Revocable Trust          4640.8080      A Shares          6.77%
Equity Fund               U/A  6/8/89
                          4603 Reece Road
                          Plant City, FL  33566-0060
-----------------------------------------------------------------------------------------------------------
                          Trustman
                          SunTrust Banks
Mid-Cap Value             Mutual Fund Reconciliation Unit         6328137.6600      T Shares         44.83%
Equity Fund               Mail Center 3144
                          P.O. Box 105870
                          Atlanta, GA  30348-5870
-----------------------------------------------------------------------------------------------------------
                          Trustman
                          SunTrust Banks
Mid-Cap Value             Mutual Fund Reconciliation Unit         2827865.0870      T Shares         20.03%
Equity Fund               Mail Center 3144
                          P.O. Box 105870
                          Atlanta, GA  30348-5870
-----------------------------------------------------------------------------------------------------------

                                                                     NUMBER OF                       % OF
FUND                             NAME AND ADDRESS                     SHARES            CLASS        CLASS
-----------------------------------------------------------------------------------------------------------
                          SunTrust Bank
Prime Quality             Attn:  Susan Grider
Money Market Fund         Mail Center 3133                        3018040321.4000      T Shares      90.60%
                          P.O. Box 105504
                          Atlanta, GA  30348-5504
-----------------------------------------------------------------------------------------------------------
                          SunTrust Bank TTEE
                          FBO Various Benefit Plans
Prime Quality             Fascorp Recordkeeper                     226675300.4400      T Shares       6.80%
Money Market Fund         8515 East Orchard Road #2T2
                          Greenwood Village, CO 80111-5002
-----------------------------------------------------------------------------------------------------------
                          National Financial Services Corp.
                          For Exclusive Benefit of our Customers
Prime Quality             Attn:  Mutual Funds Department           175706421.7000      A Shares      97.79%
Money Market Fund         One World Financial Center
                          200 Liberty Street, Floor 5
                          New York, NY  10281-5503
-----------------------------------------------------------------------------------------------------------
                          Trustman
                          SunTrust Banks
Short-Term Bond           Mutual Fund Reconciliation Unit            4661602.9110      T Shares      16.49%
Fund                      Mail Center 3144
                          P.O. Box 105870
                          Atlanta, GA  30348-5870
-----------------------------------------------------------------------------------------------------------
                          Trustman
                          SunTrust
Short-Term Bond           Mutual Fund Reconciliation Unit           14681422.5310      T Shares      51.92%
Fund                      Mail Center 3144
                          P.O. Box 105870
                          Atlanta, GA  30348-5870
-----------------------------------------------------------------------------------------------------------
                          Trustman
                          SunTrust Banks
Short-Term Bond           Mutual Fund Reconciliation Unit            4747176.7510      T Shares      16.79%
Fund                      Mail Center 3144
                          P.O. Box 105870
                          Atlanta, GA  30348-5870
-----------------------------------------------------------------------------------------------------------
                          Trustman
                          SunTrust Banks
Short-Term Bond           Mutual Fund Reconciliation Unit            2428849.5610      T Shares       8.59%
Fund                      Mail Center 3144
                          P.O. Box 105870
                          Atlanta, GA  30348-5870
-----------------------------------------------------------------------------------------------------------

                                                                      NUMBER OF                      % OF
FUND                             NAME AND ADDRESS                      SHARES           CLASS        CLASS
-----------------------------------------------------------------------------------------------------------
                          SunTrust Bank TTEE
                          FBO Various Benefit Plans
Short-Term Bond           Fascorp Recordkeeper                       1468229.1270      T Shares       5.19%
Fund                      8515 East Orchard Road #2T2
                          Greenwood Village, CO 80111-5002
-----------------------------------------------------------------------------------------------------------
                          NFSC FEBO # O1W-184462
                          Homer Martha Gudelsky Family
Short-Term Bond           FNDTN Inc.                                  283062.6270      L Shares      12.45%
Fund                      11900 Tech Road
                          Silver Spring, MD  20904-1910
-----------------------------------------------------------------------------------------------------------
                          Nationwide Insurance Company
                          Trust
Short-Term Bond           c/o IPO Portfolio Accounting                127162.0300      A Shares      20.29%
Fund                      P.O. Box 182029
                          Columbus, OH  43218-2029
-----------------------------------------------------------------------------------------------------------
                          NFSC FEBO # G1R-255289
                          FMTC Roll IRA
Short-Term Bond           FBO W H Massey                               49675.3450      A Shares       7.93%
Fund                      2740 Woods Ridge Drive
                          Alpharetta, GA  30022-4828
-----------------------------------------------------------------------------------------------------------
                          Trustman
Short-Term U.S.           SunTrust Banks
Treasury Securities       Mutual Fund Reconciliation Unit            1108476.2270      T Shares      12.00%
Fund                      Mail Center 3144
                          P.O. Box 105870
                          Atlanta, GA  30348-5870
-----------------------------------------------------------------------------------------------------------
                          Trustman
Short-Term U.S.           SunTrust Banks
Treasury Securities       Mutual Fund Reconciliation Unit            4036967.1800      T Shares      43.70%
Fund                      Mail Center 3144
                          P.O. Box 105870
                          Atlanta, GA  30348-5870
-----------------------------------------------------------------------------------------------------------
                          Trustman
Short-Term U.S.           SunTrust Banks
Treasury Securities       Mutual Fund Reconciliation Unit            1914276.3150      T Shares      20.72%
Fund                      Mail Center 3144
                          P.O. Box 105870
                          Atlanta, GA  30348-5870
-----------------------------------------------------------------------------------------------------------
                          CENCO
Short-Term U.S.           AMG 7th Floor
Treasury Securities       P.O. Box 10566                             1520328.0890      T Shares      16.46%
Fund                      Birmingham, AL  35296-0566

                                                                     NUMBER OF                       % OF
FUND                             NAME AND ADDRESS                     SHARES            CLASS        CLASS
-----------------------------------------------------------------------------------------------------------
                          SunTrust Bank TTEE
Short-Term U.S.           FBO Various Benefit Plans
Treasury Securities       Fascorp Recordkeeper                        656941.5760      T Shares       7.11%
Fund                      8515 East Orchard Road #2T2
                          Greenwood Village, CO  80111-5002
-----------------------------------------------------------------------------------------------------------
                          Nationwide Insurance Company
Short-Term U.S.           Trust
Treasury                  c/o IPO Portfolio Accounting                123380.9530      A Shares       9.87%
Securities Fund           P.O. Box 182029
                          Columbus, OH  43218-2029
-----------------------------------------------------------------------------------------------------------
                          Trustman
                          SunTrust Banks
Small Cap Growth          Mutual Fund Reconciliation Unit           13503212.7280      T Shares      35.33%
Stock Fund                Mail Center 3144
                          P.O. Box 105870
                          Atlanta, GA  30348-5870
-----------------------------------------------------------------------------------------------------------
                          Trustman
                          SunTrust Banks
Small Cap Growth          Mutual Fund Reconciliation Unit           10389990.6740      T Shares      27.18%
Stock Fund                Mail Center 3144
                          P.O. Box 105870
                          Atlanta, GA  30348-5870
-----------------------------------------------------------------------------------------------------------
                          Trustman
                          SunTrust Banks
Small Cap Growth          Mutual Fund Reconciliation Unit            5288411.3420      T Shares      13.84%
Stock Fund                Mail Center 3144
                          P.O. Box 105870
                          Atlanta, GA  30348-5870
-----------------------------------------------------------------------------------------------------------
                          SunTrust Bank TTEE
                          FBO Various Benefit Plans
Small Cap Growth          Fascorp Recordkeeper                       3164946.7580      T Shares       8.28%
Stock Fund                8515 East Orchard Road #2T2
                          Greenwood Village, CO  80111-5002
-----------------------------------------------------------------------------------------------------------
                          Trustman
                          SunTrust Banks
Small Cap Growth          Mutual Fund Reconciliation Unit            4902572.0690      T Shares      12.83%
Stock Fund                Mail Center 3144
                          P.O. Box 105870
                          Atlanta, GA  30348-5870
-----------------------------------------------------------------------------------------------------------

                                                                     NUMBER OF                       % OF
FUND                             NAME AND ADDRESS                     SHARES            CLASS        CLASS
-----------------------------------------------------------------------------------------------------------
                          Nationwide Insurance Company
Small Cap Growth          Trust
Stock Fund                c/o IPO Portfolio Accounting                186058.2130      A Shares       8.88%
                          P.O. Box 182029 Columbus, OH
                          43218-2029
-----------------------------------------------------------------------------------------------------------
                          Trustman
                          SunTrust Banks
Small Cap Value           Mutual Fund Reconciliation Unit           13220995.0050      T Shares      35.86%
Equity Fund               Mail Center 3144
                          P.O. Box 105870
                          Atlanta, GA  30348-5870
-----------------------------------------------------------------------------------------------------------
                          Trustman
                          SunTrust Banks
Small Cap Value           Mutual Fund Reconciliation Unit            5214984.4590      T Shares      14.15%
Equity Fund               Mail Center 3144
                          P.O. Box 105870
                          Atlanta, GA  30348-5870
-----------------------------------------------------------------------------------------------------------
                          SunTrust Bank TTEE
                          FBO Various Benefit Plans
Small Cap Value           Fascorp Recordkeeper                       4873304.1930      T Shares      13.22%
Equity Fund               8515 East Orchard Road #2T2
                          Greenwood Village, CO  80111-5002
-----------------------------------------------------------------------------------------------------------
                          Trustman
                          SunTrust Banks
Small Cap Value           Mutual Fund Reconciliation Unit
Equity Fund               Mail Center 3144                          11979205.6220      T Shares      32.49%
                          P.O. Box 105870
                          Atlanta, GA  30348-5870
-----------------------------------------------------------------------------------------------------------
                          Trustman
                          SunTrust Banks
Strategic Income          Mutual Fund Reconciliation Unit
Fund                      Mail Center 3144                           1781586.9520      T Shares      17.24%
                          P.O. Box 105870
                          Atlanta, GA  30348-5870
-----------------------------------------------------------------------------------------------------------
                          Trustman
                          SunTrust Banks
Strategic Income          Mutual Fund Reconciliation Unit
Fund                      Mail Center 3144                           6285534.8800      T Shares      60.83%
                          P.O. Box 105870
                          Atlanta, GA  30348-5870
-----------------------------------------------------------------------------------------------------------

                                                                       NUMBER OF                     % OF
FUND                             NAME AND ADDRESS                       SHARES          CLASS        CLASS
-----------------------------------------------------------------------------------------------------------
                          Trustman
                          SunTrust Banks
Strategic Income          Mutual Fund Reconciliation Unit               2258191.3460   T Shares      21.85%
Fund                      Mail Center 3144
                          P.O. Box 105870
                          Atlanta, GA  30348-5870
-----------------------------------------------------------------------------------------------------------
                          NFSC FEBO # F6R-064866 Florida Baptist
                          Convention Inc.
Strategic Income          Steve Baumgardner                              180544.7000   A Shares      41.64%
Fund                      1230 Hendricks Avenue
                          Jacksonville, FL  32207-8619
-----------------------------------------------------------------------------------------------------------
                          NFSC FEBO # FER-103780
                          Francesca K. Field TTEE
Strategic Income          Francesca King Field Revocable Trust            70406.8760   A Shares      16.24%
Fund                      U/A  2/8/91
                          11623 Innfields Drive
                          Odessa, FL  33556-5407
-----------------------------------------------------------------------------------------------------------
                          NFSC FEBO # FER-103802
                          Francesca King Field TTEE
Strategic Income          Francesca King Field Revocable Trust           100487.3020   A Shares      23.18%
Fund                      U/A  2/8/91
                          11623 Innfields Drive
                          Odessa, FL  33556-5407
-----------------------------------------------------------------------------------------------------------
                          NFSC FEBO #FGF-003115
Strategic                 NFS/FMTC IRA
Quantitative Equity       FBO Robert E. Nabell                             8813.3790   L Shares       6.52%
Fund                      P.O. Box 1519
                          Quincy, FL  32353-1519
-----------------------------------------------------------------------------------------------------------
                          NFSC FEBO # F5R-022349
Strategic                 NFS/FMTC IRA
Quantitative Equity       FBO Robert C. Stacy                              1828.5530   A Shares      14.20%
Fund                      13262 Whitehaven Lane #606
                          Ft. Meyers, FL 33912-1577
-----------------------------------------------------------------------------------------------------------
                          NFSC FEBO # F1R-059943 Joseph Ryan
Strategic                Ballant, Sr.
Quantitative Equity      Priscilla B. Ballant                              1162.0750   A Shares       9.03%
Fund                     221 West Tilden Street
                          Winter Garden, FL  34787-2725
-----------------------------------------------------------------------------------------------------------

                                                                      NUMBER OF                      % OF
FUND                             NAME AND ADDRESS                      SHARES           CLASS        CLASS
-----------------------------------------------------------------------------------------------------------
                          NFSC FEBO # G1D-040916
Strategic                 NFS/FMTC Roth IRA
Quantitative Equity       FBO Edward E. Best III                        3806.1930      A Shares      29.57%
Fund                      3334 Fieldwood Drive SE
                          Smyrna, GA  30080-1610
-----------------------------------------------------------------------------------------------------------
                          Trustman
                          SunTrust Banks
Strategic                 Mutual Fund Reconciliation Unit
Quantitative Equity       Mail Center 3144                           2719104.2110      T Shares      45.79%
Fund                      P.O. Box 105870
                          Atlanta, GA  30348-5870
-----------------------------------------------------------------------------------------------------------
                          Trustman
                          SunTrust Banks
Strategic                 Mutual Fund Reconciliation Unit
Quantitative Equity       Mail Center 3144                           2783985.7430      T Shares      46.88%
Fund                      P.O. Box 105870
                          Atlanta, GA  30348-5870
-----------------------------------------------------------------------------------------------------------
                          NFSC FEBO # DFL-013412
Strategic                 NFS/FMTC IRA
Quantitative Equity       FBO Diana J. Gorski                           1134.5680      A Shares       9.59%
Fund                      2214 Averill Drive
                          Chesapeake, VA  23323-6819
-----------------------------------------------------------------------------------------------------------
                          NFSC FEBO # G4R-008516
Strategic                 NFS/FMTC IRA
Quantitative Equity       FBO James L. Grimes, Sr.                      2155.1720      A Shares      16.74%
Fund                      8701 Macon Road
                          Midland, GA  31820-4118
-----------------------------------------------------------------------------------------------------------
                          SunTrust Bank
Tax Exempt Money          Attn:  Susan Grider
Market Fund               Mail Center 3133                         970824371.7600      T Shares     100.00%
                          P.O. Box 105504
                          Atlanta, GA  30348-5504
-----------------------------------------------------------------------------------------------------------
                          National Financial Services Corp.
                          For Exclusive Benefit of our Customers
Tax Exempt Money          Attn:  Mutual Funds Department           271294246.8100      A Shares      98.34%
Market Fund               One World Financial Center
                          200 Liberty Street, Floor 5
                          New York, NY  10281-5503
-----------------------------------------------------------------------------------------------------------

                                                                     NUMBER OF                       % OF
FUND                             NAME AND ADDRESS                     SHARES            CLASS        CLASS
-----------------------------------------------------------------------------------------------------------
                          Trustman
                          SunTrust Banks
Tax Sensitive             Mutual Fund Reconciliation Unit
Growth Stock Fund         Mail Center 3144                            822881.1260      T Shares      13.97%
                          P.O. Box 105870
                          Atlanta, GA  30348-5870
-----------------------------------------------------------------------------------------------------------
                          Trustman
                          SunTrust Banks
Tax Sensitive             Mutual Fund Reconciliation Unit
Growth Stock Fund         Mail Center 3144                           2840419.4710      T Shares      48.23%
                          P.O. Box 105870
                          Atlanta, GA  30348-5870
-----------------------------------------------------------------------------------------------------------
                          Trustman
                          SunTrust Banks
Tax Sensitive             Mutual Fund Reconciliation Unit
Growth Stock Fund         Mail Center 3144                           2172847.2370      T Shares      36.89%
                          P.O. Box 105870
                          Atlanta, GA  30348-5870
-----------------------------------------------------------------------------------------------------------
                          NFSC FEBO # T9R-072281
Tax Sensitive             Karen Rapke Gatanis
Growth Stock Fund              2875 Wendy Lane                          1715.8820      A Shares       7.18%
                          Marietta, GA  30062-1440
-----------------------------------------------------------------------------------------------------------
                          NFSC FEBO # F9F-030511
Tax Sensitive             Mary G. Richardson
Growth Stock Fund         2928 Port Royale Lane South                   1477.9850      A Shares       6.18%
                          Ft. Lauderdale, FL  33308-7917
-----------------------------------------------------------------------------------------------------------
                          NFSC FEBO # DFL-079529
Tax Sensitive             John F. Walters
Growth Stock Fund         8504 Canterbury Drive                         1211.5090      A Shares       5.07%
                          Annandale, VA  22003-4322
-----------------------------------------------------------------------------------------------------------
                          NFSC FEBO # T9R-073504
                          James L. Ensign
Tax Sensitive             William E. Ensign TTEE
Growth Stock Fund         Wilma Ensign Trust U/W  1/11/                 6619.9180      A Shares      27.69%
                          1111 Gnome TRL
                          Lookout Mountain, GA  30750-2811
-----------------------------------------------------------------------------------------------------------
                          NFSC FEBO # G1F-065633
Tax Sensitive             Halla Claffey TTEE
Growth Stock Fund         Paula H. Holmes Trust                         8118.9060      A Shares      33.96%
                          U/W  8/20/01
                          1085 Eagles Nest Drive
                          Milford, MI  48381-4502

                                                                     NUMBER OF                       % OF
FUND                             NAME AND ADDRESS                     SHARES            CLASS        CLASS
-----------------------------------------------------------------------------------------------------------
                          Trustman
U.S. Government           SunTrust Banks
Securities Fund           Mutual Fund Reconciliation Unit            4347506.5950      T Shares      15.18%
                          Mail Center 3144
                          P.O. Box 105870
                          Atlanta, GA  30348-5870
-----------------------------------------------------------------------------------------------------------
                          Trustman
                          SunTrust Banks
U.S. Government           Mutual Fund Reconciliation Unit
Securities Fund           Mail Center 3144                          13619240.7750      T Shares      47.56%
                          P.O. Box 105870
                          Atlanta, GA  30348-5870
-----------------------------------------------------------------------------------------------------------
                          Trustman
                          SunTrust Banks
U.S. Government           Mutual Fund Reconciliation Unit
Securities Fund           Mail Center 3144                           7614719.2870      T Shares      26.59%
                          P.O. Box 105870
                          Atlanta, GA  30348-5870
-----------------------------------------------------------------------------------------------------------
                          SunTrust Bank TTEE
U.S. Government           FBO Various Benefit Plans
Securities Fund           Fascorp Recordkeeper                       2792182.2530      T Shares       9.75%
                          8515 East Orchard Road #2T2
                          Greenwood Village, CO  80111-5002
-----------------------------------------------------------------------------------------------------------
                          NFSC FEBO # G9F-000230
                          NFS/FMTC IRA
U.S. Government           Robert M. Horton                             44249.2760      A Shares       5.26%
Securities Fund           402 Palm Court
                          St. Simons, GA 31522-1455
-----------------------------------------------------------------------------------------------------------
                          SunTrust Bank
U.S. Government           Attn:  Susan Grider
Securities Money          Mail Center 3133                         488823624.4900      T Shares      86.35%
Market Fund               P.O. Box 105504
                          Atlanta, GA  30348-5504
-----------------------------------------------------------------------------------------------------------
                          SunTrust Bank TTEE
U.S. Government           FBO Various Benefit Plans
Securities Money          Fascorp Recordkeeper                      77287656.9460      T Shares      13.65%
Market Fund               8515 East Orchard Road # 2T2
                          Greenwood Village, CO  80111-5002
-----------------------------------------------------------------------------------------------------------

                                                                     NUMBER OF                         % OF
FUND                             NAME AND ADDRESS                     SHARES              CLASS        CLASS
-----------------------------------------------------------------------------------------------------------
                          National Financial Services Corp.
U.S. Government           For Exclusive Benefit of our Customers
Securities Money          Attn:  Mutual Funds Department             208725792.6900      A Shares      92.19%
Market Fund               One World Financial Center
                          200 Liberty Street, Floor 5
                          New York, NY  10281-5503
-------------------------------------------------------------------------------------------------------------
                          SunTrust Bank
U.S. Treasury             Attn:  Susan Grider
Securities Money          Mail Center 3133                          1173710630.2200      T Shares      98.98%
Market Fund               P.O. Box 105504
                          Atlanta, GA  30348-5504
-------------------------------------------------------------------------------------------------------------
                          National Financial Services Corp.
                          For Exclusive Benefit of our Customers
U.S. Treasury             Attn:  Mutual Funds Department                400713.5100      A Shares      99.96%
Securities Money          One World Financial Center
Market Fund               200 Liberty Street, Floor 5
                          New York, NY  10281-5503
-------------------------------------------------------------------------------------------------------------
                          Trustman
                          SunTrust Banks
Value Income Stock        Mutual Fund Reconciliation Unit             28833783.8180      T Shares      45.32%
Fund                      Mail Center 3144
                          P.O. Box 105870
                          Atlanta, GA  30348-5870
-------------------------------------------------------------------------------------------------------------
                          Trustman
                          SunTrust Banks
Value Income Stock        Mutual Fund Reconciliation Unit              8987044.9700      T Shares      14.13%
Fund                      Mail Center 3144
                          P.O. Box 105870
                          Atlanta, GA  30348-5870
-------------------------------------------------------------------------------------------------------------
                          Trustman
                          SunTrust Banks
Value Income Stock        Mutual Fund Reconciliation Unit              4781678.1440      T Shares       7.52%
Fund                      Mail Center 3144
                          P.O. Box 105870
                          Atlanta, GA  30348-5870
-------------------------------------------------------------------------------------------------------------
                          Trustman
                          SunTrust Banks
Value Income Stock        Mutual Fund Reconciliation Unit              3821667.1410      T Shares       6.01%
Fund                      Mail Center 3144
                          P.O. Box 105870
                          Atlanta, GA  30348-5870

                                                                     NUMBER OF                       % OF
FUND                             NAME AND ADDRESS                     SHARES            CLASS        CLASS
-----------------------------------------------------------------------------------------------------------
                          SunTrust Bank TTEE
Value Income Stock        FBO Various Benefit Plans
Fund                      Fascorp Recordkeeper                      11879077.8400      T Shares      18.67%
                          8515 East Orchard Road #2T2
                          Greenwood Vilage, CO 80111-5002
-----------------------------------------------------------------------------------------------------------
                          Nationwide Insurance Company
                          Trust
Value Income Stock        c/o IPO Portfolio Accounting                496647.0340      A Shares       7.87%
Fund                      P.O. Box 182029
                          Columbus, OH 43218-2029
-----------------------------------------------------------------------------------------------------------
Virginia                  SEI Corporation
Intermediate              Attn:  Rob Silvestri                             9.5510      L Shares      41.04%
Municipal Bond            1 Freedom Valley Drive
Fund                      Oaks, PA  19456
-----------------------------------------------------------------------------------------------------------
Virginia                  Federated Investors
Intermediate              Attn:  Media Administration
Municipal Bond            Floor 17                                         4.5710      L Shares      19.64%
Fund                      1001 Liberty Avenue
                          Pittsburgh, PA  15222-3714
-----------------------------------------------------------------------------------------------------------
                          Trustman
                          SunTrust Banks
Virginia                  Mutual Fund Reconciliation Unit            5828097.2990      T Shares      32.70%
Intermediate Bond         Mail Center 3144
Fund                      P.O. Box 105870
                          Atlanta, GA  30348-5870
-----------------------------------------------------------------------------------------------------------
                          Trustman
                          SunTrust Banks
Virginia                  Mutual Fund Reconciliation Unit           11717213.7210      T Shares      65.74%
Intermediate Bond         Mail Center 3144
Fund                      P.O. Box 105870
                          Atlanta, GA  30348-5870
-----------------------------------------------------------------------------------------------------------
                          NFSC FEBO # 073-147079
Virginia                  Williamsburg Pottery Factory
Intermediate Bond         Confidential                                190432.9780      A Shares      18.51%
Fund                      P.O. Box 123
                          Lightfoot, VA  23090-0123
-----------------------------------------------------------------------------------------------------------
                          Federated Investors
Virginia                  Attn:  Media Administration
Intermediate              Floor 17                                         4.5710      L Shares      19.64%
Municipal Bond            1001 Liberty Avenue
Fund                      Pittsburgh, PA  15222-3714
-----------------------------------------------------------------------------------------------------------

                                                                     NUMBER OF                       % OF
FUND                             NAME AND ADDRESS                     SHARES            CLASS        CLASS
-----------------------------------------------------------------------------------------------------------
Virginia                  Federated Investors
Intermediate              Attn:  Media Administration
Municipal Bond            Floor 17                                         4.5800      L Shares      19.68%
Fund                      1001 Liberty Avenue
                          Pittsburgh, PA  15222-3714
-----------------------------------------------------------------------------------------------------------
                          NFSC FEBO # A1F-865346
Virginia Municipal        William B. Hutter                             4017.8900      A Shares      48.73%
Bond Fund                 108 Fairfax Court
                          Lynchburg, VA  24503-2142
-----------------------------------------------------------------------------------------------------------
                          Trustman
                          SunTrust Banks
Virginia Municipal        Mutual Fund Reconciliation Unit            2452562.5170      T Shares      56.93%
Bond Fund                 Mail Center 3144
                          P.O. Box 105870
                          Atlanta, GA  30348-5870
-----------------------------------------------------------------------------------------------------------
                          Trustman
                          SunTrust Banks
Virginia Municipal        Mutual Fund Reconciliation Unit            1703010.7610      T Shares      39.53%
Bond Fund                 Mail Center 3144
                          P.O. Box 105870
                          Atlanta, GA  30348-5870
-----------------------------------------------------------------------------------------------------------
                          NFSC FEBO # DFL-080322
Virginia Municipal        John L. Creiman                               4204.8700      A Shares      50.99%
Bond Fund                 5336 Tranquilla Circle
                          Clay, NY  13041-9117
-----------------------------------------------------------------------------------------------------------
                          SunTrust Bank
Virginia Tax-Free         Attn:  Susan Grider
Money Market Fund         Mail Center 3133                         156482273.6600      T Shares      90.16%
                          P.O. Box 105504
                          Atlanta, GA  30348-5504
-----------------------------------------------------------------------------------------------------------
                          STI Classic VA Tax Free
                          Attn:  Julia Hugenot
Virginia Tax-Free         SunTrust Capital Markets                  17079967.6800      T Shares       9.84%
Money Market Fund         303 Peachtree Street
                          25th FL-MC 3906
                          Atlanta, GA  30348-5870
-----------------------------------------------------------------------------------------------------------
                          National Financial Services Corp.
                          For Exclusive Benefit of our Customers
Virginia Tax-Free         Attn:  Mutual Funds Department           112107961.2800      A Shares     100.00%
Money Market Fund         One World Financial Center
                          200 Liberty Street, Floor 5
                          New York, NY 10281-5503
-----------------------------------------------------------------------------------------------------------

FINANCIAL STATEMENTS

The financial statements for the Trust's fiscal year ended           , including
notes thereto and the reports of          thereon, are herein incorporated by
reference. A copy of the         Annual Report to Shareholders must accompany
the delivery of this SAI.

                                   APPENDIX A

                             DESCRIPTION OF RATINGS

The following descriptions are summaries of published ratings.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

A-1 This is the highest category by Standard and Poor's Ratings Group (S&P) and indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory and the obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.

PRIME-1 Issues rated Prime-1 (or supporting institutions) by Moody's Investor Services, Inc. ("Moody's) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

         - Leading market positions in well-established industries.

         - High rates of return on funds employed.

         - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

         - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

         - Well-established access to a range of financial markets and assured sources of alternate liquidity.

The rating F1 (Highest Credit Quality) is the highest commercial rating assigned by Fitch, Inc. ("Fitch"). Paper rated F1 is regarded as having the strongest capacity for timely payment of financial commitments. The rating F2 (Good Credit Quality) is the second highest commercial paper rating assigned by Fitch which reflects a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

The rating TBW-1 by Thomson BankWatch ("Thomson") indicates a very high likelihood that principal and interest will be paid on a timely basis.

DESCRIPTION OF MUNICIPAL NOTE RATINGS

Moody's highest rating for state and municipal and other short-term notes is MIG-1 and VMIG-l. Short-term municipal securities rated MIG-1 or VMIG-1 are of the best quality. They have strong protection from established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing or both. Short-term municipal securities rated MIG-2 or VMIG-2 are of high quality. Margins of protection are ample although not so large as in the MIG-I/VMIG-2 group.

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

         - Amortization Schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note, and

         - Source of Payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

S&P note rating symbols are as follows:

SP-1 Strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay a debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the votes.

DESCRIPTION OF CORPORATE BOND RATINGS

S&P

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Debt rated BB and B is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rate B has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Moody's

Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in

Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody's bond ratings, where specified, are applied to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one-year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's sovereign rating. Such branch obligations are rated at the lower of the bank's rating or Moody's sovereign rating for the bank deposits for the country in which the branch is located.

When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the 1933 Act or issued in conformity with any other applicable law or regulation. Nor does Moody's represent that any specific bank or insurance company obligation is legally enforceable or is a valid senior obligation of a rated issuer.

Moody's ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed. A rating should be weighed solely as one factor in an investment decision and you should make your own study and evaluation of any issuer whose securities or debt obligations you consider buying or selling.

Fitch

Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.

Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements. Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

Thomson

Bonds rated AAA by Thomson BankWatch indicate that the ability to repay principal and interest on a timely basis is extremely high. Bonds rated AA indicate a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category. Bonds rated A indicate the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

Bonds rated BBB (the lowest investment-grade category) indicate an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

While not investment grade, the BB rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations. Issues rated B show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse developments could negatively affect the payment of interest and principal on a timely basis.

                                   APPENDIX B

[TRUSCO CAPITAL MANAGEMENT LOGO]

       TRUSCO CAPITAL MANAGEMENT PROXY DISCLOSURE TO THE STI CLASSIC FUND
                                  SHAREHOLDERS

Dear Shareholders:

The Securities and Exchange Commission recently adopted new rules and rule amendments under the Investment Advisers Act of 1940, Release No. 2106; and SEC Releases 33-8188, 34-47304, and IC-25922, that address an investment adviser's fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under our current contractual agreement, Trusco Capital Management, Inc. ("Trusco"), is authorized to vote proxies on behalf of the STI Classic Funds.

The new rules require an investment adviser that exercises voting authority over proxies to adopt policies and procedures reasonably designed to ensure that the adviser: 1) votes proxies in the best interests of clients; 2) discloses information about those policies and procedures; 3) discloses how clients may obtain information about proxy votes cast; and 4) maintains appropriate records relating to actual proxy voting.

Trusco's existing Proxy Voting Committee ("Committee") has been expanded to ensure compliance with all of the requirements. After an exhaustive internal review, the Committee determined that the use of a professional proxy voting agency would be the most efficient and effective course of action. The Committee conducted comprehensive due diligence of the most respected proxy voting specialists in the industry and chose to hire Institutional Shareholder Services, ("ISS") as Trusco's independent third party agent to assist us with meeting our fiduciary obligations.

Several of the determining factors in choosing ISS included its excellent research tools and technical support, consistent track record, and care in addressing all potential conflict of interest issues. More importantly, ISS's reliable and conservative historical voting selections generally mirror the highly principled voting standards of Trusco.

The Committee recognizes that each proxy vote must be evaluated on its own merits. Factors such as a company's organizational structure, executive and operational management, the independence of the firm's Board of Directors, its corporate culture and governance process, and the impact of economic, environmental and social implications will remain key elements in all final voting procedures.

To address inherent conflicts of interest with some Trusco relationships, the firm has taken the additional step of contracting with a separate ISS designated analytical team to assist with voting on any subject that Trusco might consider to be a material internal conflict of interest. Trusco refrains from investing in and making recommendations on specific firms wherein a director or officer may serve as an independent director on Trusco's, SunTrust Banks, Inc., ("SunTrust") or a related SunTrust affiliate's board of directors; and on matters in which an issuer has substantial banking or other financial relationships with Trusco and/or SunTrust, or a SunTrust affiliate.

In order to provide shareholders with the most beneficial and objective proxy voting opinions, Trusco may call upon an appointed independent proxy voting agent to handle such conflict of interest voting matters. ISS will then vote the shares according to the wishes of this independent fiduciary. Trusco will have no power to alter or change the decision or final vote for any proxy matters entrusted to the properly appointed independent fiduciary proxy voting agent.

Please be assured, that although Trusco has engaged ISS to assist with physical proxy voting matters, and we have generally adopted the ISS Proxy Voting Policies and Procedures as our own, we retain the primary obligation to review all issues and must actively monitor all information prior to each vote placed on behalf of shareholders. Trusco will continue to utilize all available resources in order to make well-informed, qualified proxy vote decisions. Should the occasion arise that ISS's recommendations and views do not match those of Trusco, the Trusco Committee will arrange to vote those shares accordingly.

Further information may be obtained by contacting the STI Classic Funds by telephone at: 1-800-874-4770, Option 5 or by visiting www.sticlassicfunds.com.

Again, please know that, as with all matters relating to the STI Classic Funds, we at Trusco take our fiduciary proxy voting obligations very seriously, and will do our utmost to protect the interests of each and every shareholder.

Regards,

Trusco Capital Management, Inc.

                                     11/2003

                     TRUSCO CAPITAL MANAGEMENT PROXY POLICY

                                POLICY STATEMENT

Trusco Capital Management, Inc. ("Trusco") employs a Proxy Committee approach ("Trusco Committee") that is responsible for establishing policies and procedures designed to ensure the firm ethically and effectively discharges its fiduciary obligation to vote all applicable proxies on behalf of the STI Classic Funds. The Trusco Committee will annually (or more often if needed), review, reaffirm and amend guidelines and strategies for all domestic and international funds.

Trusco has engaged Institutional Shareholder Services ("ISS") as its agent to provide certain services and support related to the firm's proxy voting policies, procedures and processes.

Trusco has contracted with ISS to provide administrative as well as functional services that include but are not limited to:

         1. Access to and adoption of its U.S. Proxy policies, Taft Hartley Proxy policies and Global Proxy policies;

         2. Collection and coordination of proxy material forwarded by Trusco's client custodians;

         3. Access to issuer-specific research and proxy analysis;

         4. Proxy voting (both standard and exception based), reconciliation, and disclosure; and

         5. Record keeping and voting record retention.

The Trusco Committee will affirmatively vote proxies for proposals that, as interpreted, are deemed to be in the best economic interest of its clients as shareholders and beneficiaries to those actions. Generally, the Trusco Committee will follow the established ISS proxy voting guidelines.

               AN INDEPENDENT, OBJECTIVE APPROACH TO PROXY ISSUES

Trusco Capital Management will vote proxies for all of the STI Classic Funds. Trusco utilizes the services of an independent third party agent, Institutional Shareholder Services, Inc., ("ISS") to assist with facilitating and managing its fiduciary obligations regarding proxy voting, reviewing issues of corporate governance, and dealing with material conflicts of interest. Accordingly, Trusco will generally follow the pre-approved ISS proxy voting principles in matters concerning domestic and global proxy voting issues, as well as guidelines applicable to "Taft Hartley" plans and relationships. ERISA accounts will be voted in accordance with the U.S. Proxy Policies.

Trusco has extensively reviewed ISS's policies along with prior years' actual voting records and has determined that, as a general rule, Trusco agrees with ISS's existing policies and will usually follow those guidelines to fulfill its proxy voting duties.

Trusco will, however, continue to obtain and review all information regarding each issuer's proxy related material as it recognizes that there may not be one decision that is right for all situations and that each proxy vote must be evaluated on its own merits. Although this typically means that most issues are voted on a case-by-case basis, the Trusco Committee utilizes the firm's standard voting guidelines whenever possible to ensure consistency and relevancy with the overall proxy voting process. For example, some factors that are always considered include: an in-depth look at each company's organizational structure; executive and operating management styles, the independence of its Board of Directors, its corporate culture and governance processes, implicit and explicit social and economic product benefits and the impact or economic implications of the available alternatives.

                              Exceptions to Policy

The guidelines as outlined herein, do not apply where Trusco has contracted discretionary authority to vote shares to a subadvisor or agent such as may be the case in some managed, separate, or wrap accounts.

In those situations proxy votes cast by the subadvisor will be governed by the subadvisor's own proxy voting procedures. The Trusco Committee will annually review but need not necessarily approve the subadvisor's or agent's proxy voting policies.

                              Conflicts of Interest

Due to its diversified client base, numerous product lines, independent board of directors, and affiliation with SunTrust Banks, Inc, occasions may from time to time arise, in which the Trusco Committee believes that an actual material or a perceived material conflict exists. Several of the currently identified proxy voting conflicts include:

     1. Common stock of SunTrust Banks, Inc., The Coca-Cola Company, Inc., Coca-Cola Enterprises, Inc., and/or other public corporate issuers with which either Trusco or SunTrust Banks, Inc., may have a similar on-going non-investment management associated relationship.

     2. Other conflicts of interest may arise from time to time where the shares to be voted involve:

              a. An issuer with a director, officer or employee who presently serves as an independent director on the board of Trusco or SunTrust Banks, Inc.;

              b. An issuer having substantial and numerous banking, investment or other financial relationships with Trusco or SunTrust Banks, Inc.; and

              c. A direct common stock ownership position of five percent (5%) or greater held individually by Trusco or in conjunction with SunTrust Banks, Inc. and/or SunTrust Banks, Inc. affiliates.

Where a material conflict of interest exists or is perceived to exist on any proxy proposal, the Trusco Committee will determine the most fair and reasonable arrangements to be followed in order to properly address all conflict concerns. Trusco may employ one or more of the below listed suggestions:

     1.  Retain an independent fiduciary to vote the shares.

     2.  Vote according to ISS's (or similar agent's) standard policies.

     3. Pass the proxy material on to the client so that the client can vote on all issues.

Although Trusco does its best to alleviate or diffuse known conflicts, there is no guarantee that all situations have been or will be mitigated through proxy policy incorporation.

                           SECURITIES LENDING PROGRAM

Several of the STI Classic Funds engage in "security lending" programs. (The fund loans fully paid stock to various broker-dealers and collects interest based on the underlying value of the position.) Trusco will generally refrain from voting securities loaned out under this lending agreement when the costs and lost revenue to the client combined with the administrative effects of retrieving the securities outweigh the benefit of voting the proxy. In addition, the Trusco Committee must make a good-faith determination that the individual proxy ballot decisions would not materially impact the portfolio manager's desire to retain the position in the portfolio, and that the entire position of loaned shares' votes would not significantly affect the overall voting outcome. If any factor is determined to be material, Trusco will initiate a total recall of the shares on loan to vote accordingly.

                             ADDITIONAL INFORMATION

Further information on Trusco Capital Management, Inc.'s U.S. DOMESTIC PROXY POLICIES, TAFT HARTLEY PROXY POLICIES and GLOBAL/INTERNATIONAL PROXY POLICIES is available by contacting: STI Classic Funds by telephone at: 1-800-874-4770, Option 5, or via the web at www.sticlassicfunds.com.

                                                                         11/2003
                         TRUSCO CAPITAL MANAGEMENT, INC.

The following is a concise summary of Trusco's US/Domestic proxy voting policy guidelines. ERISA accounts will be voted in accordance with Trusco's US/Domestic guidelines.

1. AUDITORS

Vote FOR proposals to ratify auditors, unless any of the following apply:

- An auditor has a financial interest in or association with the company, and is therefore not independent;

- Fees for non-audit services are excessive, or

-There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

2. BOARD OF DIRECTORS

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors:

- independence of the board and key board committees.

- Attendance at board meetings or egregious board actions.

- Corporate governance provisions, takeover activity and long-term company performance.

- Responsiveness to shareholder proposals.

- Excessive non-audit fees or other potential auditor conflicts.

CLASSIFICATION/DECLASSIFICATION OF THE BOARD

Vote AGAINST proposals to classify the board.

Vote FOR proposals to repeal classified boards and to elect all directors annually.

INDEPENDENT CHAIRMAN (SEPARATE CHAIRMAN/CEO)

Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, certain factors should be taken into account in determining whether the proposal warrants support. These factors include the presence of a lead director, board and committee independence, governance guidelines, company performance, and annual review by outside directors of CEO pay.

MAJORITY OF INDEPENDENT DIRECTORS/ESTABLISHMENT OF COMMITTEES

Vote FOR shareholder proposals asking that a majority, or more, of directors be independent unless the board composition already meets the proposed threshold by ISS's definition of independence.

Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors.

3. SHAREHOLDER RIGHTS

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Vote FOR proposals to allow or make easier ,shareholder action by written consent.

SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

SUPERMAJORITY VOTE REQUIREMENTS

Vote AGAINST proposals to require a supermajority shareholder vote.

Vote FOR proposals to lower supermajority vote requirements.

CUMULATIVE VOTING

Vote AGAINST proposals to eliminate cumulative voting.

Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.

CONFIDENTIAL VOTING

Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows:

- In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy.

- If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.

Vote FOR management proposals to adopt confidential voting.

4. PROXY CONTESTS

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management's track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.

REIMBURSING PROXY SOLICITATION EXPENSES

Vote CASE-BY-CASE. Where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

5. POISON PILLS

Vote FOR shareholder proposals that ask a company to submit its poison pill provision for shareholder ratification.

Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill provision and management proposals to ratify a poison pill provision.

6. MERGERS AND CORPORATE RESTRUCTURINGS

Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.

7. REINCORPORATION PROPOSALS

Proposals to change a company's state of incorporation should be evaluated on a CASE BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws.

Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

8. CAPITAL STRUCTURE

COMMON STOCK AUTHORIZATION

Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.

Vote AGAINST proposals of companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

DUAL-CLASS STOCK

Vote AGAINST proposals to create a new class of common stock with superior voting rights.

Vote FOR proposals to create a new class of non-voting or sub-voting common stock if:

- It is intended for financing purposes with minimal or no dilution to current shareholders.

- It is not designed to preserve the voting power of an insider or significant shareholder.

9. EXECUTIVE AND DIRECTOR COMPENSATION

Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis. Our methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC's rules, ISS will value every award type. ISS will include in its analysis an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered long with dilution to voting power. Once ISS determines the estimated cost of the plan, we compare it to a company-specific dilution cap.

Vote AGAINST equity plans that explicitly permit repricing or where the company has a history of repricing without shareholder approval.

MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS

Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

- Historic trading patterns

- Rationale for the repricing

- Value-for-value exchange

- Option vesting

- Term of the option

- Exercise price

- Participation

EMPLOYEE STOCK PURCHASE PLANS

Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.

Vote FOR employee stock purchase plans where all of the following apply:

- Purchase price is at least 85 percent of fair market value;

- Offering period is 27 months or less; and

- Potential voting power dilution (VPD) is ten percent or less.

Vote AGAINST employee stock purchase plans where any of the opposite conditions apply.

SHAREHOLDER PROPOSALS ON COMPENSATION

Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

10. SOCIAL AND ENVIRONMENTAL ISSUES

These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.

In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.

                                                                         08/2003

TRUSCO CAPITAL MANAGEMENT GLOBAL PROXY VOTING GUIDELINES

Following is a concise summary of general policies for voting global proxies. In addition, ISS has country- and market-specific policies, which are not captured below.

FINANCIAL RESULTS/DIRECTOR AND AUDITOR REPORTS

Vote FOR approval of financial statements and director and auditor reports, unless:

-     there are concerns about the accounts presented or audit procedures used;
      or

- the company is not responsive to shareholder questions about specific items that should be publicly disclosed.

APPOINTMENT OF AUDITORS AND AUDITOR COMPENSATION

Vote FOR the reelection of auditors and proposals authorizing the board to fix auditor fees, unless:

- there are serious concerns about the accounts presented or the audit procedures used;

-     the auditors are being changed without explanation; or

- non-audit-related fees are substantial or are routinely in excess of standard annual audit fees.

Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

ABSTAIN if a company changes its auditor and fails to provide shareholders with an explanation for the change.

APPOINTMENT OF INTERNAL STATUTORY AUDITORS

Vote FOR the appointment or reelection of statutory auditors, unless:

- there are serious concerns about the statutory reports presented or the audit procedures used;

-     questions exist concerning any of the statutory auditors being appointed;
      or

- the auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

ALLOCATION OF INCOME

Vote FOR approval of the allocation of income, unless:

- the dividend payout ratio has been consistently below 30 percent without adequate explanation; or

-     the payout is excessive given the company's financial position.

STOCK (SCRIP) DIVIDEND ALTERNATIVE

Vote FOR most stock (scrip) dividend proposals.

Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

AMENDMENTS TO ARTICLES OF ASSOCIATION

Vote amendments to the articles of association on a CASE-BY-CASE basis.

CHANGE IN COMPANY FISCAL TERM

Vote FOR resolutions to change a company's fiscal term unless a company's motivation for the change is to postpone its AGM.

LOWER DISCLOSURE THRESHOLD FOR STOCK OWNERSHIP

Vote AGAINST resolutions to lower the stock ownership disclosure threshold below five percent unless specific reasons exist to implement a lower threshold.

AMEND QUORUM REQUIREMENTS

Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

TRANSACT OTHER BUSINESS

Vote AGAINST other business when it appears as a voting item.

DIRECTOR ELECTIONS

Vote FOR management nominees in the election of directors, unless:

- there are clear concerns about the past performance of the company or the board; or

-     the board fails to meet minimum corporate governance standards.

Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.

Vote AGAINST shareholder nominees unless they demonstrate a clear ability to contribute positively to board deliberations.

Vote AGAINST individual directors if they cannot provide an explanation for repeated absences at board meetings (in countries where this information is disclosed).

DIRECTOR COMPENSATION

Vote FOR proposals to award cash fees to non-executive directors unless the amounts are excessive relative to other companies in the country or industry.

Vote non-executive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.

Vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a CASE-BY-CASE basis.

Vote AGAINST proposals to introduce retirement benefits for non-executive directors.

DISCHARGE OF BOARD AND MANAGEMENT

Vote FOR discharge of the board and management, unless:

- there are serious questions about actions of the board or management for the year in question; or

-     legal action is being taken against the board by other shareholders.

DIRECTOR, OFFICER, AND AUDITOR INDEMNIFICATION AND LIABILITY PROVISIONS

Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.

Vote AGAINST proposals to indemnify auditors.

BOARD STRUCTURE

Vote FOR proposals to fix board size.

Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.

Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

SHARE ISSUANCE REQUESTS

GENERAL ISSUANCES:

Vote FOR issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.

Vote FOR issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.

SPECIFIC ISSUANCES:

Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.

INCREASES IN AUTHORIZED CAPITAL

Vote FOR nonspecific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

Vote FOR specific proposals to increase authorized capital to any amount, unless:

- the specific purpose of the increase (such as a share-based acquisition or merger) does not meet ISS guidelines for the purpose being proposed; or

- the increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances (and less than 25 percent for companies in Japan).

Vote AGAINST proposals to adopt unlimited capital authorizations.

REDUCTION OF CAPITAL

Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.

CAPITAL STRUCTURES

Vote FOR resolutions that seek to maintain or convert to a one share, one vote capital structure.

Vote AGAINST requests for the creation or continuation of dual class capital structures or the creation of new or additional supervoting shares.

PREFERRED STOCK

Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets ISS's guidelines on equity issuance requests.

Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.

DEBT ISSUANCE REQUESTS

Vote nonconvertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.

Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets ISS's guidelines on equity issuance requests.

Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

PLEDGING OF ASSETS FOR DEBT

Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.

INCREASE IN BORROWING POWERS

Vote proposals to approve increases in a company's borrowing powers on a CASE-BY-CASE basis.

SHARE REPURCHASE PLANS:

Vote FOR share repurchase plans, unless:

-     clear evidence of past abuse of the authority is available; or

-     the plan contains no safeguards against selective buybacks.

REISSUANCE OF SHARES REPURCHASED:

Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

CAPITALIZATION OF RESERVES FOR BONUS ISSUES/INCREASE IN PAR VALUE:

Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

REORGANIZATIONS/RESTRUCTURINGS:

Vote reorganizations and restructurings on a CASE-BY-CASE basis.

MERGERS AND ACQUISITIONS:

Vote FOR mergers and acquisitions, unless:

- the impact on earnings or voting rights for one class of shareholders is disproportionate to the relative contributions of the group; or

- the company's structure following the acquisition or merger does not reflect good corporate governance.

Vote AGAINST if the companies do not provide sufficient information upon request to make an informed voting decision.

ABSTAIN if there is insufficient information available to make an informed voting decision.

MANDATORY TAKEOVER BID WAIVERS:

Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.

REINCORPORATION PROPOSALS:

Vote reincorporation proposals on a CASE-BY-CASE basis.

EXPANSION OF BUSINESS ACTIVITIES:

Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.

RELATED-PARTY TRANSACTIONS:

Vote related-party transactions on a CASE-BY-CASE basis.

COMPENSATION PLANS:

Vote compensation plans on a CASE-BY-CASE basis.

ANTI-TAKEOVER MECHANISMS:

Vote AGAINST all anti-takeover proposals unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

SHAREHOLDER PROPOSALS:

Vote all shareholder proposals on a CASE-BY-CASE basis.

Vote FOR proposals that would improve the company's corporate governance or business profile at a reasonable cost.

Vote AGAINST proposals that limit the company's business activities or capabilities or result in significant costs being incurred with little or no benefit.

                                                                         11/2003

                            TRUSCO CAPITAL MANAGEMENT
                      TAFT-HARTLEY PROXY VOTING GUIDELINES

The Trusco Capital Management Taft-Hartley Voting Policy is based upon the AFL-CIO Proxy Voting Guidelines, which comply with all the fiduciary standards delineated by the U.S. Department of Labor.

Taft-Hartley client accounts are governed by the Employee Retirement Income Security Act (ERISA). ERISA sets forth the tenets under which pension fund assets must be managed and invested. Proxy voting rights have been declared by the Department of Labor to be valuable plan assets and therefore must be exercised in accordance with the fiduciary duties of loyalty and prudence. The duty of loyalty requires that the voting fiduciary exercise proxy voting authority solely in the economic interest of participants and plan beneficiaries. The duty of prudence requires that decisions be made based on financial criteria and that a clear process exists for evaluating proxy issues.

The Trusco Taft-Hartley voting policy was carefully crafted to meet those requirements by promoting long-term shareholder value, emphasizing the "economic best interests" of plan participants and beneficiaries. Trusco will assess the short-term and long-term impact of a vote and will promote a position that is consistent with the long-term economic best interests of plan members embodied in the principle of a "worker-owner view of value."

Our guidelines address a broad range of issues, including election of directors, executive compensation, proxy contests, auditor ratification, and tender offer defenses - all significant voting items that affect long-term shareholder value. In addition, these guidelines delve deeper into workplace issues that may have an impact on corporate performance, including:

-     Corporate policies that affect job security and wage levels;

-     Corporate policies that affect local economic development and stability;

-     Corporate responsibility to employees and communities; and

-     Workplace safety and health issues.

All votes will be reviewed on a case-by-case basis, and no issues will be considered strictly routine. Each issue will be considered in the context of the company under review. In other words, proxy voting guidelines are just that - guidelines. When company-specific factors are taken into account, every proxy voting decision becomes a case-by-case decision. Keeping in mind the concept that no issue is considered "routine", outlined in the following pages are general voting parameters for various types of proxy voting issues (when there are no company-specific reasons for voting to the contrary).

I) BOARD OF DIRECTORS PROPOSALS

Electing directors is the single most important stock ownership right that shareholders can exercise. The board of directors is responsible for holding management accountable to performance standards on behalf of the shareholders. Trusco holds directors to a high standard when voting on their election, qualifications, and compensation.

Votes on entire board of directors take into account factors that include:

-     Company performance relative to its peers;

-     Lack of majority independent board;

-     Board diversity;

- Executive compensation-related (excessive salaries/bonuses/pensions, stock option repricing, misallocation of corporate funds, etc.); and

-     Failure of the board to respond to majority shareholder votes.

Votes on individual director nominees are made on a case-by-case basis, taking into account factors that include:

-     Poor attendance;

- Independence of the key board committees (audit, compensation, and nominating);

-     Performance of the key board committees;

-     Failure to establish key board committees; and

-     Interlocking directorships.

CEO SERVING AS CHAIRMAN: A principal function of the board is to monitor management, and a fundamental responsibility of the chairman is to monitor the company's CEO. This duty is obviously compromised when the chairman is the CEO. Approximately 60 percent of companies in both the S&P 500(R) and Russell 3000(R) have joint chairman and CEO positions. A recent McKinsey survey of board members at 500 U.S. companies found that nearly 70 percent of directors polled said a CEO should not run the board. We WITHHOLD votes from CEOs who serve as chairman, and we vote FOR proposals to separate these positions.

INDEPENDENT DIRECTORS: Trusco believes that a board independent of management is of critical value to safeguard a company and its shareholders. Board independence helps ensure that directors carry out their duties in an objective manner and without manager interference to select, monitor, and compensate management. We will cast votes in a manner consistent with supporting and reinforcing this philosophy. Independence is evaluated upon factors including: past or current employment with the company or its subsidiaries; the provision of consulting services; familial relationships; board interlocks; and service with a non-profit that receives contributions from the company.

We vote FOR proposals that request that the board and/or its audit, compensation, and nominating committees be comprised of a majority of independent directors. We WITHHOLD votes from entire boards that are not majority-independent.

BOARD STRUCTURE: Trusco supports the principle that all directors should be accountable to shareholder vote on an annual basis. A classified board is a board divided into separate classes (typically three), with only one class of nominees coming up to vote at the annual meeting each year. As a result, shareholders are only able to vote a single director approximately once every three years. A classified board makes it difficult to change control of the board through a proxy contest because typically only one-third of the seats will be at stake. The ultimate result is that classified boards can entrench management and preclude most takeover bids or proxy contests. Good corporate governance practice supports annually elected boards. We vote AGAINST classified boards when the issue comes up for vote.

CUMULATIVE VOTING: Under a cumulative voting scheme, shareholders are permitted to have one vote per share for each director to be elected and may apportion these votes among the director candidates in any manner they wish. This voting method allows minority shareholders to influence the outcome of director contests by "cumulating" their votes for one nominee, thereby creating a measure of independence from management control. Trusco votes FOR proposals to allow cumulative voting and votes AGAINST proposals to eliminate it.

POISON PILLS: Shareholder rights plans, more commonly known as poison pills, are warrants issued to shareholders allowing them to purchase shares from the company at a price far below market value when a certain ownership threshold has been reached, thereby effectively preventing a takeover. Poison pills can entrench management and give the board veto power over takeover bids, thereby altering the balance of power between shareholders and management. While we evaluate poison pills on a case-by-case basis depending on a company's particular set of circumstances, Trusco generally votes FOR proposals to eliminate or redeem poison pills. We vote FOR shareholder proposals to submit a company's poison pill to shareholder vote.

PROPOSALS ON BOARD INCLUSIVENESS: Trusco votes FOR shareholder proposals asking a company to make efforts to seek more women and minority group members for service on the board. A more diverse group of directors benefits shareholders and the company.

II) CAPITAL STRUCTURE

INCREASE AUTHORIZED COMMON STOCK: corporations seek shareholder approval to increase their supply of common stock for a variety of business reasons. We vote FOR proposals to increase authorized common stock when management has provided a specific justification for the increase, evaluating proposals on a case-by-case basis. We believe that an increase of up to 50 percent is enough to allow a company to meet its capital needs. We vote AGAINST proposals to increase an authorization by more than 50 percent unless management provides compelling reasons for the increase.

DUAL CLASS STRUCTURES: Trusco does not support dual share class structures. Incumbent management can use a dual class structure to gain unequal voting rights. A separate class of shares with superior voting rights can allow management to concentrate its power and insulate itself from the majority of its shareholders. An additional drawback is the added cost and complication of maintaining the two class system. We will vote FOR a one share, one vote capital structure, and we will vote AGAINST the creation or continuation of dual class structures.

III) RATIFYING AUDITORS

Ratifying auditors is no longer a routine procedure. Accounting scandals at companies such as Enron and WorldCom underscore the need to ensure auditor independence in the face of selling consulting services to audit clients. A study by Richard Frankel, Marilyn Johnson, and Karen Nelson found that the ratio of non-audit fees to total fees paid is negatively associated with stock market returns on the filing date, indicating that investors associate non-audit fees "with lower quality audits and, by implication, lower quality earnings." This study also found that companies that pay high non-audit fees are more likely to engage in earnings management.

Auditors are the backbone upon which a company's financial health is measured, and auditor independence is essential for rendering objective opinions upon which investors then rely. When an auditor is paid more in consulting fees than for auditing, its relationship with the company is left open to conflicts of interest. Because accounting scandals evaporate shareholder value, any proposal to ratify auditors is examined for potential conflicts of interest, with particular attention to the fees paid to the auditor. We vote AGAINST ratification of a company's auditor if it receives more than one-quarter of its total fees for consulting. We support shareholder proposals to ensure auditor independence.

IV) MERGERS, ACQUISITIONS, AND TRANSACTIONS

Trusco votes for corporate transactions that take the high road to competitiveness and company growth. Trusco believes that structuring merging companies to build long-term relationships with a stable and quality work force and preserving good jobs creates long-term company value. We oppose corporate transactions which indiscriminately layoff workers and shed valuable competitive resources.

Factors taken into account for mergers and acquisitions include:

-     Impact on shareholder value;

-     Potential synergies;

-     Corporate governance and shareholder rights;

-     Fairness opinion;

-     Offer price (cost vs. premium); and

-     Impact on community stakeholders and workforce employees.

REINCORPORATION: Trusco reviews proposals to change a company's state of incorporation on a case-by-case basis. We vote FOR proposals to reincorporate in another state when the company has provided satisfactory business reasons and there is no significant reduction in shareholder rights. We vote AGAINST proposals to reincorporate that reduce shareholder rights. In cases of offshore reincorporations to tax havens, among other factors, we evaluate the effect upon any and all legal recourse of shareholders in a new jurisdiction, potential harm to company brands and image, and any actual, qualified economic benefit.

V) EXECUTIVE COMPENSATION

STOCK OPTION PLANS: Trusco supports compensating executives at a reasonable rate and believes that executive compensation should be strongly correlated to performance. Stock option and other forms of compensation should be performance-based with an eye toward improving shareholder value. Well-designed stock option plans align the interests of executives and shareholders by providing that executives benefit when stock prices rise as the company-- and shareholders-- prosper together.

Many plans sponsored by management provide goals so easily attained that executives can realize massive rewards even though shareholder value is not necessarily created. Stock options that are awarded selectively and excessively can dilute shareholders' share value and voting power. In general, Trusco supports plans that are offered at fair terms to executives who satisfy well-defined performance goals. We evaluate option plans on a case-by-case basis, taking into consideration factors including: offer price, dilution to outstanding share value, dilution to share voting power, and the presence of any repricing provisions. We support plans that retain tax deductibility through the use of performance goals and oppose plans whose award size exceeds the tax deduction limit.

Trusco votes FOR option plans that provide legitimately challenging performance targets that truly motivate executives in the pursuit of excellent performance. Likewise, we vote AGAINST plans that offer unreasonable benefits to executives that are not available to any other shareholders.

STOCK OPTION EXPENSING: A recent long-term study of stock option awards found that there was no correlation whatsoever between executive stock ownership and company performance. Given stock option's accounting treatment of not being charged as an expense against earnings, options have provided the ultimate tax dodge for companies wishing to lavishly compensate employees. Misused stock options can give executives an incentive to inflate their company's earnings or make irresponsibly optimistic forecasts in order to cash in on options in hand. Trusco supports shareholder resolutions calling for stock option grants to be treated as an expense.

PROPOSALS TO LIMIT EXECUTIVE AND DIRECTOR PAY: Trusco votes FOR shareholder proposals that seek additional disclosure of executive and director pay information (current SEC requirements only call for the disclosure of the top five most highly compensated executives and only if they earn more than $100,000 in salary and benefits). We vote FOR shareholder proposals that seek to eliminate outside directors' retirement benefits. We review on a case-by-case basis all other shareholder proposals that seek to limit executive and director pay. This includes shareholder proposals that seek to link executive compensation to customer, employee, or stakeholder satisfaction.

GOLDEN PARACHUTES: golden parachutes are designed to protect the senior level employees of a corporation in the event of a change-in-control. Under most golden parachute agreements, senior level management employees receive a lump sum pay-out triggered by a change-in-control at usually two to three times base salary. These severance agreements grant extremely generous benefits to well-paid executives and most often offer no value to shareholders. Trusco votes FOR shareholder proposals to have all golden parachute agreements submitted for shareholder ratification, and we generally vote AGAINST all proposals to ratify golden parachutes.

EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS): Trusco generally votes FOR ESOPs which allow a company's employees to acquire stock in the company at a slight discount. Such plans help link employees' self-interest to the interests of the shareholders, thereby benefiting the company, its customers, and shareholders and creating long-term company value.

VI) SOCIAL AND ENVIRONMENTAL ISSUES

Increasingly, shareholders are presenting proposals related to company environmental practices, workplace practices, social issues and sustainability goals. Trusco provides specific narrative explanations for votes on these types of shareholder proposals. Trusco evaluates shareholder proposals on a case-by-case basis to determine if they are in the best economic interests of the plan participants and beneficiaries. Trusco clients select investment strategies and criteria for their portfolios. Trusco views its responsibility to protect plan beneficiary economic interests through the use of the proxy. To meet this obligation, Trusco votes consistent with the economic best interests of the participants and beneficiaries to create "high road" shareholder and economic value.

In most cases, Trusco supports proposals that request management to report to shareholders information and practices that would help in evaluating the company's operations. In order to be able to intelligently monitor their investments, shareholders often need information best provided by the company itself. Trusco supports proposals that seek management compliance with shareholder interests to ensure that shareholders are fully informed about actions harmful to society with special attention to the company's legal and ethical obligations, impact on company profitability, and the potential negative publicity for disreputable practices.

CERES PRINCIPLES: the CERES Principles, formulated by the Coalition of Environmentally Responsible Economies, require signing companies to address environmental issues, including protection of the biosphere, sustainable use of natural resources, reduction and disposal of wastes, energy conservation, and employee and community risk reduction. Evidence suggests that environmentally conscious companies may realize long-term savings by implementing programs to pollute less and conserve resources while realizing good public relations and new marketing opportunities. Moreover, the reports that are required of signing companies provide shareholders with more information concerning topics they may deem relevant to their company's financial well-being. Many companies have voluntarily adopted these principles and proven that environmental sensitivity makes good business sense. Trusco supports proposals that improve a company's public image, reduce exposure to liabilities, and establish standards so that environmentally responsible companies and markets are not at a competitive financial disadvantage. Trusco votes FOR the adoption of the CERES Principles and FOR reporting to shareholders on environmental issues.

CORPORATE CONDUCT, HUMAN RIGHTS, AND LABOR CODES: Trusco generally supports proposals that call for the adoption and/or enforcement of clear principles or codes of conduct relating to countries in which there are systematic violations of human rights. These conditions include the use of slave, child, or prison labor, undemocratically elected governments, widespread reports by human rights advocates, fervent pro-democracy protests, and/or economic sanctions and boycotts.

Many proposals refer to the seven core conventions, commonly referred to as the "Declaration on Fundamental Principles and Rights At Work," ratified by the International Labor Organization (ILO). The seven conventions fall under four broad categories: i) Right to organize and bargain collectively; ii) Non-discrimination in employment; iii) Abolition of forced labor; and iv) End of child labor. Each of the 180 member nations of the ILO body are bound to respect and promote these rights to the best of their abilities. Trusco supports the principles and codes of conduct relating to company investment in countries with patterns of human rights abuses (Northern Ireland, Columbia, Burma, former Soviet Union, and China). Trusco votes FOR proposals to implement and report on ILO codes of conduct.

                       STATEMENT OF ADDITIONAL INFORMATION

                                STI CLASSIC FUNDS

                                 OCTOBER 1, 2004

                               INVESTMENT ADVISER:
                         TRUSCO CAPITAL MANAGEMENT, INC.
                                 (THE "ADVISER")

This Statement of Additional Information ("SAI") is not a prospectus. It is intended to provide additional information regarding the activities and operations of the Classic Institutional Money Market and Bond Funds of the STI Classic Funds (the "Trust"). This SAI relates to the following series of the Trust (each a "Fund" and collectively, the "Funds"):

             CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND
       CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
        CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND
                  CLASSIC INSTITUTIONAL HIGH QUALITY BOND FUND
                   CLASSIC INSTITUTIONAL SHORT-TERM BOND FUND
               CLASSIC INSTITUTIONAL SUPER SHORT INCOME PLUS FUND
                  CLASSIC INSTITUTIONAL TOTAL RETURN BOND FUND
  CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES SUPER SHORT INCOME
                                   PLUS FUND

This SAI is incorporated by reference into, and should be read in conjunction with, the Funds' prospectuses dated October 1, 2004. Capitalized terms not defined herein are defined in the prospectuses. A prospectus may be obtained by writing to the Trust or calling toll-free 1-800-428-6970.

                                TABLE OF CONTENTS

THE TRUST.....................................................    1
DESCRIPTION OF PERMITTED INVESTMENTS..........................    1
INVESTMENT LIMITATIONS........................................   24
THE ADVISER...................................................   26
THE ADMINISTRATOR.............................................   27
THE DISTRIBUTOR...............................................   28
THE TRANSFER AGENT............................................   31
THE CUSTODIAN.................................................   31
INDEPENDENT AUDITORS..........................................   31
LEGAL COUNSEL.................................................   31
TRUSTEES AND OFFICERS OF THE TRUST............................   31
PURCHASING AND REDEEMING SHARES...............................   35
DETERMINATION OF NET ASSET VALUE..............................   36
TAXES.........................................................   37
FUND TRANSACTIONS.............................................   39
PORTFOLIO TURNOVER RATE.......................................   43
DESCRIPTION OF SHARES.........................................   44
VOTING RIGHTS.................................................   44
SHAREHOLDER LIABILITY.........................................   44
LIMITATION OF TRUSTEES' LIABILITY.............................   45
CODES OF ETHICS...............................................   45
PROXY VOTING..................................................   45
5% AND 25% SHAREHOLDERS.......................................   45
FINANCIAL HIGHLIGHTS..........................................   50
APPENDIX A - DESCRIPTION OF RATINGS...........................  A-1
APPENDIX B - PROXY VOTING SUMMARIES...........................  B-1

THE TRUST

Each Fund is a separate series of the Trust, an open-end management investment company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Declaration of Trust permits the Trust to offer separate series (each a "Fund" and collectively, the "Funds") of units of beneficial interest ("shares") and different classes of shares of each Fund. The Trust reserves the right to create and issue shares of additional funds and/or classes. This SAI relates to shares of the Classic Institutional High Quality Bond Fund, Classic Institutional Short-Term Bond Fund, Classic Institutional Super Short Income Plus Fund, Classic Institutional Total Return Bond Fund and Classic Institutional U.S. Government Securities Super Short Income Plus Fund, which are offered through three separate classes (Institutional Shares, L Shares and T Shares), shares of the Classic Institutional U.S. Treasury Money Market Fund, which are offered through two separate classes (Corporate Trust Shares and Institutional Shares), and shares of the Classic Institutional Cash Management Money Market Fund and Classic Institutional U.S. Government Securities Money Market Fund, which are offered through a single class (Institutional Shares).

DESCRIPTION OF PERMITTED INVESTMENTS

The Funds' respective investment objectives and principal investment strategies are described in the prospectuses. The following information supplements, and should be read in conjunction with, the prospectuses. Following are descriptions of the permitted investments and investment practices discussed in the Funds' "Investment Strategy" section and the associated risk factors. The Adviser will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with and permitted by the Funds' stated investment policies.

ASSET-BACKED SECURITIES. Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases, and credit card receivables and mortgage-like assets such as home equity loans or loans on manufactured housing. These securities may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the pay-down characteristics of the underlying financial assets which are passed through to the security holder. These securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pool of assets. Asset-backed securities may also be debt obligations, which are known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning these assets and issuing debt obligations.

Asset-backed securities are not issued or guaranteed by the U.S. Government, its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and, for a certain period, by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. There is also the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder.

BORROWING. As required by the Investment Company Act of 1940, as amended (the "1940 Act"), a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of the

Fund's assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of the Fund's borrowings to the extent necessary to meet this 300% coverage. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

In addition to the foregoing, the Funds are authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of the Fund's total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. The Funds are authorized to pledge portfolio securities as the Adviser deems appropriate in connection with any borrowings.

Borrowing may subject the Funds to interest costs, which may exceed the interest received on the securities purchased with the borrowed funds. The Funds may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. Borrowing can involve leveraging when securities are purchased with the borrowed money.

BRADY BONDS. A Brady Bond is a U.S. dollar denominated bond issued by an emerging market, particularly those in Latin America, and collateralized by U.S. Treasury zero-coupon bonds. In the event of a default on collateralized Brady Bonds for which obligations are accelerated, the collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course.

CERTIFICATES OF DEPOSIT. Certificates of deposit are interest bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

COMMERCIAL PAPER. Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few to 270 days.

CONVERTIBLE BONDS. Convertible bonds are bonds which may be converted, at the option of either the issuer or the holder, into a specified amount of common stock of the issuer, or in the case of exchangeable bonds, into the common stock of another corporation. Convertible bonds are generally subordinate to other publicly held debt of the issuer, and therefore typically have a lower credit rating than non-convertible debt of the issuer. Convertible bonds generally carry a lower coupon rate than the issuer would otherwise pay at issuance in exchange for the conversion feature. In addition to the interest rate risk factors generally associated with fixed income investments, the market risk of a convertible bond is determined by changes in the credit quality of the issuer and price changes and volatility of the stock into which the bond may be converted. The conversion feature may cause a convertible bond to be significantly more volatile than other types of fixed income investments. Convertible bonds for which the value of the conversion feature is deemed worthless are generally referred to as "busted" convertibles, and risk associated more closely approximates that of similar debt without the conversion feature.

CUSTODIAL RECEIPTS. A custodial receipt represents an indirect interest in a tax-exempt bond that is deposited with a custodian. For example, custodial receipts may be used to permit the sale of the deposited bond in smaller denominations than would otherwise be permitted. Frequently, custodial receipts are issued to attach bond insurance or other forms of credit enhancement to the deposited tax-exempt bond. Note, because a "separate security" is not created by the issuance of a receipt, many of the tax advantages bestowed upon holders of the deposited tax-exempt bond are also conferred upon the custodial receipt holder.

DEBT SECURITIES. Debt securities (e.g., bonds, notes, debentures) represent money borrowed that obligates the issuer (e.g., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity (when the obligation is due and payable) and usually to pay the holder interest at specific times.

DOLLAR ROLLS. Dollar rolls are transactions in which securities are sold for delivery in the current month and the seller contracts to repurchase substantially similar securities on a specified future date. Any difference between the sale price and the purchase price (plus interest earned on the cash proceeds of the sale) is applied against the past interest income on the securities sold to arrive at an implied borrowing rate.

Dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Fund to buy a security.

If the broker-dealer to whom a Fund sells the security becomes insolvent, the Fund's right to repurchase the security may be restricted. Other risks involved in entering into dollar rolls include the risk that the value of the security may change adversely over the term of the dollar roll and that the security the Fund is required to repurchase may be worth less than the security that the Fund originally held. To avoid any leveraging concerns, the Fund will maintain U.S. government or other liquid assets in an amount sufficient to cover its repurchase obligation.

EQUIPMENT TRUST CERTIFICATES ("ETCS"). ETCs are issued by a trust formed to finance large purchases of equipment, such as airplanes, at favorable interest rates. Legal title on such equipment is held by a trustee. The trustee leases the equipment and sells ETCs at a small discount to the purchase price of the equipment. The lease payments are then used to pay principal and interest to the ETC holders.

EXCHANGE TRADED FUNDS ("ETFS"). ETFs are investment companies whose shares are bought and sold on a securities exchange. An ETF holds a portfolio of securities designed to track a particular market segment or index. A Fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or foreign market while awaiting an opportunity to purchase securities directly. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities and ETFs have management fees that increase their costs versus the costs of owning the underlying securities directly. (See also "Investment Company Shares" below).

EURODOLLAR AND YANKEE DOLLAR OBLIGATIONS. Eurodollar obligations are U.S. dollar denominated obligations issued outside the United States by non-U.S. corporations or other entities. Yankee dollar obligations are U.S. dollar denominated obligations issued in the United States by non-U.S. corporations or other entities. Yankee obligations are subject to the same risks that pertain to the domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Yankee obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization or foreign issuers.

FIXED INCOME SECURITIES. Fixed income securities are debt obligations issued by corporations, municipalities and other borrowers. The market value of fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal will also affect the value of these investments. Changes in the value of portfolio securities will not affect cash income derived from these securities but will affect the Funds' net asset value.

FLOATING RATE INSTRUMENTS. Floating rate instruments have a rate of interest that is set as a specific percentage of a designated base rate (such as LIBOR). Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must, in the Adviser's opinion be equivalent to the long-term bond or commercial paper ratings stated in the prospectus. The Adviser will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand.

FOREIGN SECURITIES. Foreign securities may include U.S. dollar denominated obligations or securities of foreign issuers denominated in other currencies. Possible investments include obligations of foreign corporations and other entities, obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation, European Certificates of Deposit, European Time Deposits, European Bankers' Acceptances, Canadian Time Deposits, Europaper and Yankee Certificates of Deposit, and investments in Canadian Commercial Paper and foreign securities. These instruments have investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. These risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. These investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

In making investment decisions for the Funds, the Adviser evaluates the risks associated with investing Fund assets in a particular country, including risks stemming from a country's financial infrastructure and settlement practices; the likelihood of expropriation, nationalization or confiscation of invested assets; prevailing or developing custodial practices in the country; the country's laws and regulations regarding the safekeeping, maintenance and recovery of invested assets, the likelihood of government-imposed exchange control restrictions which could impair the liquidity of Fund assets maintained with custodians in that country, as well as risks from political acts of foreign governments ("country risks"). Of course, the Adviser cannot assure that the Fund will not suffer losses resulting from investing in foreign countries.

Holding Fund assets in foreign countries through specific foreign custodians presents additional risks, including but not limited to the risks that a particular foreign custodian or depository will not exercise proper care with respect to Fund assets or will not have the financial strength or adequate practices and procedures to properly safeguard Fund assets.

By investing in foreign securities, the Funds attempt to take advantage of differences between both economic trends and the performance of securities markets in the various countries, regions and geographic areas as prescribed by each Fund's investment objective and policies. During certain periods the investment return on securities in some or all countries may exceed the return on similar investments in the United States, while at other times the investment return may be less than that on similar U.S. securities. The international investments of a Fund may reduce the effect that events in any one country or geographic area will have on its investment holdings. Of course, negative movement by a Fund's investments in one foreign market represented in its portfolio may offset potential gains from the Fund's investments in another country's markets.

Emerging countries are all countries that are considered to be developing or emerging countries by the World Bank or the International Finance Corporation, as well as countries classified by the United Nations or otherwise regarded by the international financial community as developing.

FORWARD FOREIGN CURRENCY CONTRACTS. Forward foreign currency contracts involve obligations to purchase or sell a specific currency amount at a future date, agreed upon by the parties, at a price set at the time of the contract. A Fund may also enter into a contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in the foreign currency. A Fund may realize a gain or loss from currency transactions.

FUTURES AND OPTIONS ON FUTURES. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission ("CFTC"). A Fund may use futures contracts and related options for bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. To the extent a Fund uses futures and/or options on futures, it will do so in accordance with Rule 4.5 of the Commodity Exchange Act ("CEA"). The Trust, on behalf of each Fund, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 and therefore, no Fund is subject to registration or regulation as a commodity pool operator under the CEA.

An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

When a Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position in order to limit leveraging and related risks. A long position is established when the Adviser purchases a stock outright and a short position is established when the Adviser sells a security that it has borrowed. To cover its position, a Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position in a manner consistent with the 1940 Act or the rules and Securities and Exchange Commission (the "SEC"), interpretations thereunder. The segregated account functions as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the fund arising from such investment activities.

A Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. A Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

A Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. A Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. A Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with a Fund's use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the Adviser's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures, (3) there may not be a liquid secondary market for a futures contract or option, (4) trading restrictions or limitations may be imposed by an exchange, and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce a Fund's exposure to price fluctuations, while others tend to increase its market exposure.

GUARANTEED INVESTMENT CONTRACTS (GICS). A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the issuer, and the contract is paid at maturity from the general assets of the issuer. Pursuant to such contracts, a Fund may make cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the Fund on a monthly basis guaranteed interest at either a fixed, variable or floating rate. Generally, GICs are not assignable or transferable without the permission of the issuing insurance company. For this reason, an active secondary market in GICs does not currently exist and GICs are considered to be illiquid investments.

HEDGING TECHNIQUES. Hedging is an investment strategy designed to offset investment risks. Hedging activities include, among other things, the use of options and futures. There are risks associated with hedging activities, including: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates; (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and option on futures; (iii) there may not be a liquid secondary market for a futures contract or option; and
(iv) trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

HIGH YIELD SECURITIES. High yield securities, commonly referred to as junk bonds, are debt obligations rated below investment grade, i.e., below BBB by Standard & Poor's Ratings Group ("S&P") or Baa by Moody's Investors Service, Inc. ("Moody's"), or their unrated equivalents. The risks associated with investing in high yield securities include:

(i) High yield, lower rated bonds involve greater risk of default or price declines than investments in investment grade securities (e.g., securities rated BBB or higher by S&P or Baa or higher by Moody's) due to changes in the issuer's creditworthiness.

(ii) The market for high risk, high yield securities may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a Fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.

(iii) Market prices for high risk, high yield securities may also be affected by investors' perception of the issuer's credit quality and the outlook for economic growth. Thus, prices for high risk, high yield securities may move independently of interest rates and the overall bond market.

(iv) The market for high risk, high yield securities may be adversely affected by legislative and regulatory developments.

HIGH YIELD FOREIGN SOVEREIGN DEBT SECURITIES. Investing in fixed and floating rate high yield foreign sovereign debt securities will expose the Fund to the direct or indirect consequences of political, social or economic changes in countries that issue the securities. The ability of a foreign sovereign obligor to make timely payments on its external debt obligations will also be strongly influenced by the obligor's balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected. If a foreign sovereign obligor cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment. The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government's implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds, which may further impair the obligor's ability or willingness to timely service its debts.

ILLIQUID SECURITIES. Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Trust's Board of Trustees. Despite such good faith efforts to determine fair value prices, the Fund's illiquid securities are subject to the risk that the security's fair value price may differ from the actual price which the Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a fund. Under the supervision of the Trust's Board of Trustees, the Adviser determines the liquidity of the Fund's investments. In determining the liquidity of the Fund's investments, the Adviser may consider various factors, including
(1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security). A Fund will not invest more than 15% of its net assets in illiquid securities.

INVESTMENT COMPANY SHARES. The Funds may invest in shares of other investment companies, to the extent permitted by applicable law and subject to certain restrictions. These investment companies typically incur fees that are separate from those fees incurred directly by the Funds. The Funds' purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying the Funds' expenses. Under applicable regulations, unless an exception is available, the Funds are prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) the Funds own more than 3% of the total voting stock of the other company; (2) securities issued by any one investment company represent more than 5% of the Funds' total assets; or
(3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Funds.

For hedging or other purposes, each Fund may invest in investment companies that seek to track the composition and/or performance of specific indexes or portions of specific indexes. Certain of these investment companies, known as ETFs, are traded on a securities exchange. The market prices of index-based investments will fluctuate in accordance with changes in the underlying portfolio securities of the investment company and also due to supply and demand of the investment company's shares on the exchange upon which the shares are traded. Index-based investments may not replicate or otherwise match the composition or performance of their specified index due to transaction costs, among other things. Examples of ETFs include SPDRs(R), Select Sector SPDRs(R), DIAMONDS(SM), NASDAQ 100 Shares, and iShares. Pursuant to an order issued by the SEC to iShares and procedures approved by the Board, each Fund may invest in iShares ETFs in excess of the 5% and 10% limits described above, provided that the Fund has described ETF investments in its prospectus and otherwise complies with the conditions of the SEC, as it may be amended, and any other applicable investment limitations.

INVESTMENT GRADE OBLIGATIONS. Investment grade obligations are fixed income obligations rated by one or more of the rating agencies in one of the four highest rating categories at the time of purchase (e.g., AAA, AA, A or BBB by S&P or Fitch, Inc., or Aaa, Aa, A or Baa by Moody's or determined to be of equivalent quality by the Adviser). Securities rated BBB or Baa represent the lowest of four levels of investment grade obligations and are regarded as borderline between sound obligations and those in which the speculative element begins to predominate. Ratings assigned to fixed income securities represent only the opinion of the rating agency assigning the rating and are not dispositive of the credit risk associated with the purchase of a particular fixed income obligation. A Fund may hold unrated securities if the Adviser considers the risks involved in owning that security to be equivalent to the risks involved in holding an instrument grade security. Moreover, market risk also will affect the prices of even the highest rated fixed income obligation so that their prices may rise or fall even if the issuer's capacity to repay its obligation remains unchanged.

LEVERAGED BUYOUTS. The Fund may invest in leveraged buyout limited partnerships and funds that, in turn, invest in leveraged buyout transactions ("LBOs"). An LBO, generally, is an acquisition of an existing business by a newly formed corporation financed largely with debt assumed by such newly formed corporation to be later repaid with funds generated from the acquired company. Since most LBOs are by nature highly leveraged (typically with debt to equity ratios of approximately 9 to 1), equity investments in LBOs may appreciate substantially in value given only modest growth in the earnings or cash flow of the acquired business. Investments in LBO partnerships and funds, however, present a number of risks. Investments in LBO limited partnerships and funds will normally lack liquidity and may be subject to intense competition from other LBO limited partnerships and funds. Additionally, if the cash flow of the acquired company is insufficient to service the debt assumed in the LBO, the LBO limited partnership or fund could lose all or part of its investment in such acquired company.

LOAN PARTICIPATIONS. Loan participations are interests in loans to U.S. corporations which are administered by the lending bank or agent for a syndicate of lending banks. In a loan participation, the borrower corporation is the issuer of the participation interest except to the extent the Fund derives its rights from the intermediary bank. Because the intermediary bank does not guarantee a loan participation, a loan participation is subject to the credit risks associated with the underlying corporate borrower.

In the event of bankruptcy or insolvency of the corporate borrower, a loan participation may be subject to certain defenses that can be asserted by the borrower as a result of improper conduct by the intermediary bank. In addition, in the event the underlying corporate borrower fails to pay principal and interest when due, the Fund may be subject to delays, expenses, and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of the borrower. Under the terms of a Loan Participation, the Fund may be regarded as a creditor of the intermediary bank (rather than of the underlying corporate borrower), so that the Fund may also be subject to the risk that the intermediary bank may become insolvent.

The secondary market for loan participations is limited and any such participation purchased by the Fund may be regarded as illiquid.

MEDIUM-TERM NOTES. Medium-term notes are periodically or continuously offered corporate or agency debt that differs from traditionally underwritten corporate bonds only in the process by which they are issued.

MONEY MARKET SECURITIES. Money market securities include short-term U.S. government securities; custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; commercial paper rated in the highest short-term rating category by a nationally recognized statistical ratings organization ("NRSRO"), such as S&P or Moody's, or determined by the Adviser to be of comparable quality at the time of purchase; short-term bank obligations (certificates of deposit, time deposits and bankers' acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and repurchase agreements involving such securities. Each of these money market securities are described herein. For a description of ratings, see Appendix A to this SAI.

MORTGAGE-BACKED SECURITIES. Each Fund may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities ("MBS") are securities which represent ownership interests in, or are debt obligations secured entirely or primarily by, "pools" of residential or commercial mortgage loans or other asset-backed securities (the "Underlying Assets"). Such securities may be issued by such entities as Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), commercial banks, savings and loan associations, mortgage banks, or by issuers that are affiliates of or sponsored by such entities. Obligations of GNMA are backed by the full faith and credit of the U.S. Government. Obligations of Fannie Mae and FHLMC are not backed by the full faith and credit of the U.S. Government, but are considered to be of high quality since they are considered to be instrumentalities of the United States. Each Fund will not purchase mortgage-backed securities that do not meet the above minimum credit standards. In the case of mortgage-backed securities representing ownership interests in the Underlying Assets, the principal and interest payments on the underlying mortgage loans are distributed monthly to the holders of the mortgage-backed securities. In the case of mortgage-backed securities representing debt obligations secured by the Underlying Assets, the principal and interest payments on the underlying mortgage loans, and any reinvestment income thereon, provide the funds to pay debt service on such mortgage-backed securities.

Certain mortgage-backed securities represent an undivided fractional interest in the entirety of the Underlying Assets (or in a substantial portion of the Underlying Assets, with additional interests junior to that of the mortgage-backed security), and thus have payment terms that closely resemble the payment terms of the Underlying Assets.

In addition, many mortgage-backed securities are issued in multiple classes. Each class of such multi-class mortgage-backed securities, often referred to as a "tranche", is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayment on the Underlying Assets may cause the MBSs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all or most classes of the MBSs on a periodic basis, typically monthly or quarterly. The principal of and interest on the Underlying Assets may be allocated among the several classes of a series of a MBS in many different ways. In a relatively common structure, payments of principal (including any principal prepayments) on the Underlying Assets are applied to the classes of a series of a MBS in the order of their respective stated maturities so that no payment of principal will be made on any class of MBSs until all other classes having an earlier stated maturity have been paid in full.

An important feature of mortgage-backed securities is that the principal amount is generally subject to partial or total prepayment at any time because the Underlying Assets (i.e., loans) generally may be prepaid at any time.

Private pass-through securities are mortgage-backed securities issued by a non-governmental agency, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities generally lack a guarantee by an entity having the credit status of a governmental agency or instrumentality. The two principal types of private mortgage-backed securities are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs").

CMOs are collateralized mortgage obligations which are collateralized by mortgage pass-through securities. Cash flows from the mortgage pass-through securities are allocated to various tranches (a "tranche" is essentially a separate security) in a predetermined, specified order. Each tranche has a stated maturity - the latest date by which the tranche can be completely repaid, assuming no prepayments - and has an average life - the average of the time to receipt of a principal payment weighted by the size of the principal payment. The average life is typically used as a proxy for maturity because the debt is amortized (repaid a portion at a time), rather than being paid off entirely at maturity, as would be the case in a straight debt instrument.

Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities and are rated in one of the two highest categories by S&P or Moody's.

Investors may purchase beneficial interests in REMICs, which are known as "regular" interests, or "residual" interests. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, FHLMC or GNMA-guaranteed mortgage pass-through certificates.

For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest. GNMA REMIC Certificates are backed by the full faith and credit of the U.S. Government.

Stripped mortgage-backed securities are securities that are created when a U.S. government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the "principal only" security ("PO") receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest only" security ("IO") receives interest payments from the same underlying security.

The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

MUNICIPAL FORWARDS. Municipal forwards are forward commitments for the purchase of tax-exempt bonds with a specified coupon to be delivered by an issuer at a future date, typically exceeding 45 days but normally less than one year after the commitment date. Municipal forwards are normally used as a refunding mechanism for bonds that may only be redeemed on a designated future date (see "When-Issued Securities and Forward Commitment Securities" for more information).

MUNICIPAL LEASE OBLIGATIONS. Municipal lease obligations are securities issued by state and local governments and authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above.

MUNICIPAL SECURITIES. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds and participation interests in municipal bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility (for example, tolls from a bridge). Certificates of participation represent an interest in an underlying obligation or commitment, such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is totally dependent on the ability of a facility's user to meet its financial obligations and the pledge, if any, of real and personal property as security for the payment.

Municipal notes consist of general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior to receipt of expected non-tax revenues from a specific source), bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes. A Fund's investments in any of the notes described above will be limited to those obligations (i) where both principal and interest are backed by the full faith and credit of the United States, (ii) which are rated MIG-2 or V-MIG-2 at the time of investment by Moody's, (iii) which are rated SP-2 at the time of investment by S&P, or (iv) which, if not rated by S&P or Moody's, are in the Adviser's judgment, of at least comparable quality to MIG-2, VMIG-2 or SP-2.

Municipal bonds must be rated at least BBB or better by S&P or at least Baa or better by Moody's at the time of purchase for the Tax-Exempt Bond Funds or in one of the two highest short-term rating categories by S&P or Moody's for the Tax-Exempt Money Market Fund or, if not rated by S&P or Moody's, must be deemed by the Adviser to have essentially the same characteristics and quality as bonds having the above ratings. A Fund may purchase industrial development and pollution control bonds if the interest paid is exempt from federal income tax. These bonds are issued by or on behalf of public authorities to raise money to finance various privately-operated facilities for business and manufacturing, housing, sports and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

Private activity bonds are issued by or on behalf of states, or political subdivisions thereof, to finance privately owned or operated facilities for business and manufacturing, housing, sports, and pollution control, and to finance activities of and facilities for charitable institutions. Private activity bonds are also used to finance public facilities such as airports, mass transit systems, ports parking and low-income housing. The payment of the principal and interest on private activity bonds is dependent solely on the ability of the facility's user to meet its financial obligations and may be secured by a pledge of real and personal property so financed.

Investments in floating rate instruments will normally involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate (such as the prime rate) at a major commercial bank, and that the Fund can demand payment of the obligation at all times or at stipulated dates on short notice (not to exceed 30 days) at par plus accrued interest. Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must, in the Adviser's opinion, be equivalent to the long-term bond or commercial paper ratings stated above. The Adviser will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand. The Adviser may purchase other types of tax-exempt instruments as long as they are of a quality equivalent to the bond or commercial paper ratings stated above.

The Adviser has the authority to purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when they can simultaneously acquire the right to sell the securities back to the seller, the issuer, or a third party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity in order to meet redemptions and remain as fully invested as possible in municipal securities. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. The Funds will limit their put transactions to those with institutions which the Adviser believes present minimum credit risks, and the Adviser will use its best efforts to initially determine and thereafter monitor the financial strength of the put providers by evaluating their financial statements and such other information as is available in the marketplace. It may, however, be difficult to monitor the financial strength of the writers where adequate current financial information is not available. In the event that any writer is unable to honor a put for financial reasons, the affected Fund would be a general creditor (i.e., on parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between a Fund and the writer may excuse the writer from repurchasing the securities in certain circumstances (for example, a change in the published rating of the underlying municipal securities or any similar event that has an adverse effect on the issuer's credit); or a provision in the contract may provide that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. A Fund could, however, sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security. Municipal securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, a Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to a Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of portfolio securities that the Funds may purchase subject to a put. For the purpose of determining the "maturity" of securities purchased subject to an option to put, and for the purpose of determining the dollar-weighted average maturity of the Funds including such securities, the Trust will consider "maturity" to be the first date on which it has the right to demand payment from the writer of the put although the final maturity of the security is later than such date.

Other types of tax-exempt instruments which are permissible investments include floating rate notes. Investments in such floating rate instruments will normally involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate (such as the prime rate) at a major commercial bank, and that the Fund can demand payment of the obligation at all times or at stipulated dates on short notice (not to exceed 30 days) at par plus accrued interest. Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must, in the Adviser's opinion, be equivalent to the long-term bond or commercial paper ratings stated above. The Adviser will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand. The Funds may also purchase participation interests in municipal securities (such as industrial development bonds and municipal lease/purchase agreements). A participation interest gives a Fund an undivided interest in the underlying municipal security. If it is unrated, the participation interest will be backed by an irrevocable letter of credit or guarantee of a credit-worthy financial institution or the payment obligations otherwise will be collateralized by U.S. government securities. Participation interests may have fixed, variable or floating rates of interest and may include a demand feature. A participation interest without a demand feature or with a demand feature exceeding seven days may be deemed to be an illiquid security subject to a Fund's investment limitations restricting its purchases of illiquid securities. A Fund may purchase other types of tax-exempt instruments as long as they are of a quality equivalent to the bond or commercial paper ratings stated above.

Opinions relating to the validity of municipal securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Funds nor the Adviser will review the proceedings relating to the issuance of municipal securities or the basis for such opinions.

NON-PUBLICLY TRADED SECURITIES; RULE 144A SECURITIES. The Funds may purchase securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act"), but that can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act ("Rule 144A Securities"). An investment in Rule 144A Securities will be considered illiquid and therefore subject to the Fund's limitation on the purchase of illiquid securities (usually 15% of a fund's net assets, 10% for the money market funds), unless the Fund's governing Board of Trustees determines on an ongoing basis that an adequate trading market exists for the security. In addition to an adequate trading market, the Board of Trustees will also consider factors such as trading activity, availability of reliable price information and other relevant information in determining whether a Rule 144A Security is liquid. This investment practice could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institutional buyers become uninterested for a time in purchasing Rule 144A Securities. The Board of Trustees will carefully monitor any investments by the Fund in Rule 144A Securities. The Board of Trustees may adopt guidelines and delegate to the Adviser the daily function of determining and monitoring the liquidity of Rule 144A Securities, although the Board of Trustees will retain ultimate responsibility for any determination regarding liquidity.

Non-publicly traded securities (including Rule 144A Securities) may involve a high degree of business and financial risk and may result in substantial losses. These securities may be less liquid than publicly traded securities, and the Fund may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could be less than those originally paid by the Fund. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements applicable to companies whose securities are publicly traded. The Fund's investments in illiquid securities are subject to the risk that should the Fund desire to sell any of these securities when a ready buyer is not available at a price that is deemed to be representative of their value, the value of the Fund's net assets could be adversely affected.

OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS. A Fund may invest in obligations issued by banks and other savings institutions. Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by a Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. The Funds may invest in U.S. dollar-denominated obligations of domestic branches of foreign banks and foreign branches of domestic banks only when the Adviser believes that the risks associated with such investment are minimal and that all applicable quality standards have been satisfied. Bank obligations include the following:

- BANKERS' ACCEPTANCES. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations use bankers' acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

- CERTIFICATES OF DEPOSIT. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

- TIME DEPOSITS. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.

The Funds will not purchase obligations issued by the Adviser or its affiliates.

OPTIONS. A Fund may purchase and write put and call options on securities or securities indices (traded on U.S. exchanges or over-the-counter markets) and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

A Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC's position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

A Fund must cover all options it writes. For example, when a Fund writes an option on a security, index or foreign currency, it will segregate or earmark liquid assets with the Fund's custodian in an amount at least equal to the market value of the option and will maintain such coverage while the option is open. A Fund may otherwise cover the transaction by means of an offsetting transaction or other means permitted by the 1940 Act or the rules and SEC interpretations thereunder.

Each Fund may trade put and call options on securities, securities indices or currencies, as the investment adviser or sub-adviser determines is appropriate in seeking the Fund's investment objective. For example, a Fund may purchase put and call options on securities or indices to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium therefor. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

In another instance, a Fund may write covered call options on securities as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When a Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option written by the Fund is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option written by the Fund is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

There are significant risks associated with a Fund's use of options, including the following: (1) the success of a hedging strategy may depend on the Adviser's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the movement in prices of options held by the Fund and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

OTHER INVESTMENTS. The Funds are not prohibited from investing in bank obligations issued by clients of BISYS Group, Inc., the parent company of the Funds' administrator and distributor. The purchase of Fund shares by these banks or their customers will not be a consideration in deciding which bank obligations the Funds will purchase. The Funds will not purchase obligations issued by the Adviser.

PARALLEL PAY SECURITIES; PAC BONDS. Parallel pay CMOs and REMICs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which must be retired by its stated maturity date or final distribution date, but may be retired earlier. Planned Amortization Class CMOs ("PAC Bonds") generally require payments of a specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

PAY-IN-KIND SECURITIES. Pay-In-Kind securities are debt obligations or preferred stock, that pay interest or dividends in the form of additional debt obligations or preferred stock.

PREFERRED STOCK. Preferred stock is a corporate equity security that pays a fixed or variable stream of dividends. Preferred stock is generally a non-voting security.

REAL ESTATE INVESTMENT TRUSTS. A REIT is a corporation or business trust (that would otherwise be taxed as a corporation) which meets the definitional requirements of the Internal Revenue Code of 1986, as amended (the "Code"). The Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a pass-through vehicle for federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things: invest substantially all of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and distribute annually 95% or more of its otherwise taxable income to shareholders.

REITs are sometimes informally characterized as Equity REITs and Mortgage REITs. An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings; a Mortgage REIT invests primarily in mortgages on real property, which may secure construction, development or long-term loans.

REITs in which a Fund invests may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent that REITs in which a Fund invests may concentrate investments in particular geographic regions or property types. Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of the Fund's investments to decline. During periods of declining interest rates, certain Mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such Mortgage REITs. In addition, Mortgage REITs may be affected by the ability of borrowers to repay when due the debt extended by the REIT and Equity REITs may be affected by the ability of tenants to pay rent.

Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of securities issued by such REITs. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through the Fund, a shareholder will bear not only his proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Code or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

REAL ESTATE SECURITIES. A Fund may be subject to the risks associated with the direct ownership of real estate because of its policy of concentration in the securities of companies principally engaged in the real estate industry. For example, real estate values may fluctuate as a result of general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, demographic trends and variations in rental income, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, related party risks, changes in how appealing properties are to tenants, changes in interest rates and other real estate capital market influences. The value of securities of companies which service the real estate business sector may also be affected by such risks.

Because a Fund may invest a substantial portion of its assets in REITs, a Fund may also be subject to certain risks associated with the direct investments of the REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code or its failure to maintain exemption from registration under the 1940 Act. Changes in prevailing interest rates may inversely affect the value of the debt securities in which a Fund will invest. Changes in the value of portfolio securities will not necessarily affect cash income derived from these securities but will affect a Fund's net asset value. Generally, increases in interest rates will increase the costs of obtaining financing which could directly and indirectly decrease the value of a Fund's investments.

REPURCHASE AGREEMENTS. A Fund may enter into repurchase agreements with financial institutions. The Funds each follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with creditworthy financial institutions whose condition will be continually monitored by the Adviser. The repurchase agreements entered into by a Fund will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by a Fund, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of each Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of each of the Funds, not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by that Fund, amounts to more than 15% of the Fund's total assets. The investments of each of the Funds in repurchase agreements, at times, may be substantial when, in the view of the Adviser, liquidity or other considerations so warrant.

RESTRAINTS ON INVESTMENTS BY MONEY MARKET FUNDS. Investments by a money market fund are subject to limitations imposed under regulations adopted by the SEC. Under these regulations, money market funds may acquire only obligations that present minimal credit risk and that are "eligible securities," which means they are (i) rated, at the time of investment, by at least two NRSROs (one if it is the only organization rating such obligation) in the highest rating category or, if unrated, determined to be of comparable quality (a "first tier security"), or
(ii) rated according to the foregoing criteria in the second highest rating category or, if unrated, determined to be of comparable quality ("second tier security"). In the case of taxable money market funds, investments in second tier securities are subject to further constraints in that (i) no more than 5% of a money market fund's assets may be invested in second tier securities and
(ii) any investment in securities of any one such issuer is limited to the greater of 1% of the money market fund's total assets or $1 million. A taxable money market fund may not purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies of instrumentalities) if, as a result, more than 5% of the total assets of the Fund would be invested the securities of one issuer. A taxable money market fund may also hold more than 5% of its assets in first tier securities of a single issuer for three "business days" (that is, any day other than a Saturday, Sunday or customary business holiday).

SECURITIES LENDING. Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund's Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its investment adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

A Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent.

By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral. Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. Any securities lending activity in which a Fund may engage will be undertaken pursuant to Board approved procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

SHORT SALES. As consistent with each Fund's investment objective, a Fund may engage in short sales that are either "uncovered" or "against the box." A short sale is "against the box" if at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale "against-the-box" is a taxable transaction to the Fund with respect to the securities that are sold short.

Uncovered short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Until a Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the Fund's short positions.

SHORT-TERM OBLIGATIONS. Short-term obligations are debt obligations maturing (becoming payable) in 397 days or less, including commercial paper and short-term corporate obligations. Short-term corporate obligations are short-term obligations issued by corporations.

STANDBY COMMITMENTS AND PUTS. A Money Market Fund may purchase securities at a price which would result in a yield-to-maturity lower than that generally offered by the seller at the time of purchase when it can simultaneously acquire the right to sell the securities back to the seller, the issuer, or a third party (the writer) at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the Fund to meet redemptions and remain as fully invested as possible in municipal securities. The Fund reserves the right to engage in put transactions. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. The Classic Institutional Cash Management Money Market Fund would limit its put transactions to institutions which the Adviser believes present minimal credit risks, and the Adviser would use its best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, the Fund would be a general creditor (i.e., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between the Fund and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying securities or any similar event that has an adverse effect on the issuer's credit or a provision in the contract that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. The Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

The securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to the Fund. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, the Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of portfolio securities that the Fund may purchase subject to a standby commitment or put, but the amount paid directly or indirectly for all standby commitments or puts which are not integral parts of the security as originally issued held in the Fund will not exceed one-half of 1% of the value of the total assets of such Fund calculated immediately after any such put is acquired.

STRIPS. Separately Traded Interest and Principal Securities ("STRIPS") are component parts of U.S. Treasury securities traded through the federal book-entry system. An Adviser will only purchase STRIPS that it determines are liquid or, if illiquid, do not violate the affected Fund's investment policy concerning investments in illiquid securities. Consistent with Rule 2a-7 under the 1940 Act, the Adviser will only purchase STRIPS for money market funds that have a remaining maturity of 397 days or less; therefore, the money market funds currently may only purchase interest component parts of U.S. Treasury securities. While there is no limitation on the percentage of a Fund's assets that may be comprised of STRIPS, the Adviser will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights and of deviations in the value of shares of the money market funds.

STRUCTURED INVESTMENTS. Structured Investments are derivatives in the form of a unit or units representing an undivided interest(s) in assets held in a trust that is not an investment company as defined in the 1940 Act. A trust unit pays a return based on the total return of securities and other investments held by the trust and the trust may enter into one or more swaps to achieve its objective. For example, a trust may purchase a basket of securities and agree to exchange the return generated by those securities for the return generated by another basket or index of securities. The Fund will purchase structured investments in trusts that engage in such swaps only where the counterparties are approved by the Adviser in accordance with credit-risk guidelines established by the Board of Trustees.

STRUCTURED NOTES. Notes are derivatives where the amount of principal repayment and or interest payments is based upon the movement of one or more factors. These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate and LIBOR) and stock indices such as the S&P 500(R) Index. In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. The use of structured notes allows the Fund to tailor its investments to the specific risks and returns the Adviser wishes to accept while avoiding or reducing certain other risks.

SUPRANATIONAL AGENCY OBLIGATIONS. Supranational agency obligations are obligations of supranational entities established through the joint participation of several governments, including the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (also known as the "World Bank"), African Development Bank, European Union, European Investment Bank, and the Nordic Investment Bank.

SWAP AGREEMENTS. The Funds may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one-year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap," interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor;" and interest rate dollars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A credit default swap is a specific kind of counterparty agreement designed to transfer the third party credit risk between parties. One party in the swap is a lender and faces credit risk from a third party and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments (essentially an insurance premium). If the third party defaults, the party providing insurance will have to purchase from the insured party the defaulted asset.

Most swap agreements entered into by the Funds calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount").

A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a Fund's investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Fund's illiquid investment limitations. A Fund will not enter into any swap agreement unless the Adviser believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Each Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counter-party will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counter-party a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap agreement defaults, a Fund's risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by a Fund's custodian. In as much as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the Funds and their Adviser believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund's borrowing restrictions.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments, which are traded in the over-the-counter market. The Adviser, under the supervision of the Board of Trustees, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of equity swaps is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

TAXABLE MUNICIPAL SECURITIES. Taxable municipal securities are municipal securities the interest on which is not exempt from federal income tax. Taxable municipal securities include "private activity bonds" that are issued by or on behalf of states or political subdivisions thereof to finance privately-owned or operated facilities for business and manufacturing, housing, sports, and pollution control and to finance activities of and facilities for charitable institutions. Private activity bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking lots, and low income housing. The payment of the principal and interest on private activity bonds is not backed by a pledge of tax revenues, and is dependent solely on the ability of the facility's user to meet its financial obligations, and may be secured by a pledge of real and personal property so financed. Interest on these bonds may not be exempt from federal income tax.

U.S. GOVERNMENT SECURITIES

Certain investments of a Fund may include U.S. government agency securities. Examples of types of U.S. government obligations in which the Funds may invest include U.S. Treasury obligations and the obligations of U.S. government agencies such as Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import

Bank of the United States, Small Business Administration, Federal National Mortgage Association, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Freddie Mac (formerly Federal Home Loan Mortgage Corporation), Federal Intermediate Credit Banks, Maritime Administration, and other similar agencies. Whether backed by the full faith and credit of the U.S. Treasury or not, U.S. government securities are not guaranteed against price movements due to fluctuating interest rates.

- U.S. TREASURY OBLIGATIONS. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as STRIPS and Treasury Receipts ("TRs").

- RECEIPTS. Interests in separately traded interest and principal component parts of U.S. government obligations that are issued by banks or brokerage firms and are created by depositing U.S. government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities.

- TREASURY INFLATION PROTECTED NOTES ("TIPS"). TIPS are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the consumer price index. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of an investment Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds.

- ZERO COUPON OBLIGATIONS. Zero coupon obligations are debt obligations that do not bear any interest, but instead are issued at a deep discount from face value or par. The value of a zero coupon obligation increases over time to reflect the interest accumulated. These obligations will not result in the payment of interest until maturity, and will have greater price volatility than similar securities that are issued at face value or par and pay interest periodically.

- U.S. GOVERNMENT ZERO COUPON SECURITIES. STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities. See "Mortgage-Backed Securities."

- U.S. GOVERNMENT AGENCIES. Some obligations issued or guaranteed by agencies of the U.S. Government are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of a Fund's shares.

VARIABLE AND FLOATING RATE INSTRUMENTS. Certain of the obligations purchased by the Funds may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Such instruments bear interest at rates that are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such securities.

VARIABLE RATE MASTER DEMAND NOTES. Variable rate master demand notes permit the investment of fluctuating amounts at varying market rates of interest pursuant to direct arrangements between a Fund, as lender, and a borrower. Such notes provide that the interest rate on the amount outstanding varies on a daily, weekly or monthly basis depending upon a stated short-term interest rate index. Both the lender and the borrower have the right to reduce the amount of outstanding indebtedness at any time. There is no secondary market for the notes and it is not generally contemplated that such instruments will be traded. The quality of the note or the underlying credit must, in the opinion of the Adviser, be equivalent to the ratings applicable to permitted investments for the particular Fund. The Adviser will monitor on an ongoing basis the earning power, cash flow and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand. Variable rate master demand notes may or may not be backed by bank letters of credit.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENT SECURITIES. When-issued securities are securities that are delivered and paid for normally within 45 days after the date of commitment of purchase.

Although a Fund will only make commitments to purchase when-issued and forward commitment securities with the intention of actually acquiring the securities, a Fund may sell them before the settlement date. When-issued securities are subject to market fluctuation, and accrue no interest to the purchaser during this pre-settlement period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing when-issued and forward commitment securities entails leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case, there could be an unrealized loss at the time of delivery.

A Fund will maintain, on a daily basis, high-quality, liquid assets in an amount at least equal in value to its commitments to purchase when-issued and forward commitment securities.

INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

The following investment limitations are fundamental policies of the Funds. Fundamental policies cannot be changed without the consent of the holders of a majority of each Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

No Fund may:

      1. With respect to 75% of each Fund's total assets, invest more than 5% of the value of the total assets of a Fund in the securities of any one issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, repurchase agreements involving such securities, and securities issued by investment companies), or purchase the securities of any one issuer if such purchase would cause more than 10% of the voting securities of such issuer to be held by a Fund.

      2. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for the purposes of this limitation, investment strategies that either obligate a Fund to purchase securities or require a Fund to segregate assets are not considered to be borrowing. Asset coverage of at least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes (less than 60 days), and in an amount not exceeding 5% of its total assets.

      3. Underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the 1933 Act in the sale of portfolio securities.

      4. Issue senior securities (as defined in the 1940 Act), except as permitted by rule, regulation or order of the SEC.

      5. Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities and securities issued by investment companies) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

            5.1 With respect to the money market funds, this limitation does not apply to obligations issued by domestic branches of U.S. banks or U.S. branches of foreign banks subject to the same regulations as U.S. banks.

      6. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments either issued by companies that invest in real estate, backed by real estate or securities of companies engaged in the real estate business).

      7. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments.

      8. Make loans, except that a Fund may: (i) purchase or hold debt instruments in accordance with its investment objectives and policies; (ii) enter into repurchase agreements; and (iii) lend its portfolio securities.

NON-FUNDAMENTAL POLICIES

The following investment policies are non-fundamental policies of the Funds and may be changed by the Funds' Board of Trustees:

      1. Any change to a Fund's investment policy to invest at least 80% of such Fund's net assets in securities of companies in a specific sector is subject to 60 days prior notice to shareholders.

      2. No Fund may purchase or hold illiquid securities (i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets (10% for the Money Market Funds) would be invested in illiquid securities.

With the exception of the limitations on liquidity standards, the foregoing percentages will apply at the time of the purchase of a security and shall not be considered violated unless an excess occurs or exists immediately after and as a result of a purchase of such security.

THE ADVISER

GENERAL. Trusco Capital Management, Inc. ("Trusco" or the "Adviser") is a professional investment management firm registered with the SEC under the Investment Advisers Act of 1940 and serves as investment adviser to the Funds. The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's respective investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities. The principal business address of the Adviser is 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303. As of June 30, 2004, the Adviser had discretionary management authority with respect to approximately $51.9 billion of assets under management.

ADVISORY AGREEMENTS WITH THE TRUST. The Advisory Agreements provide that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder. The Advisory Agreements provide that if, for any fiscal year, the ratio of expenses of any Fund (including amounts payable to the Adviser but excluding interest, taxes, brokerage, litigation, and other extraordinary expenses) exceeds limitations established by certain states, the Adviser and/or the Administrator will bear the amount of such excess. The Adviser will not be required to bear expenses of the Trust to an extent which would result in a Fund's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code of 1986, as amended (the "Code").

The continuance of the Advisory Agreements, after the first 2 years, must be specifically approved at least annually (i) by the vote of the Trustees, and
(ii) by the vote of a majority of the Trustees who are not parties to the Agreements or "interested persons" of any party thereto, as defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreements will terminate automatically in the event of its assignment, and each is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Funds, by a majority of the outstanding shares of the Funds, on not less than 30 days nor more than 60 days written notice to the Adviser, or by the Adviser on 90 days written notice to the Trust.

ADVISORY FEES PAID TO THE ADVISER. For its services under the Advisory Agreements, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at the specified annual rate of each Fund's average daily net assets:

FUND                                                                                FEES
-----------------------------------------------------------------------------------------
Classic Institutional Cash Management Money Market Fund                             0.20%
-----------------------------------------------------------------------------------------
Classic Institutional U.S. Government Securities Money Market Fund                  0.20%
-----------------------------------------------------------------------------------------

Classic Institutional U.S. Treasury Securities Money Market Fund                    0.20%
-----------------------------------------------------------------------------------------
Classic Institutional High Quality Bond Fund                                        0.50%
-----------------------------------------------------------------------------------------
Classic Institutional Short-Term Bond Fund                                          0.60%
-----------------------------------------------------------------------------------------
Classic Institutional Super Short Income Plus Fund                                  0.50%
-----------------------------------------------------------------------------------------
Classic Institutional Total Return Bond Fund                                        0.45%
-----------------------------------------------------------------------------------------
Classic Institutional U.S. Government Securities Super Short Income Plus Fund       0.40%
-----------------------------------------------------------------------------------------

For the period from commencement of operations to the fiscal periods ended May 31, 2004, 2003 and 2002, the Trust paid the following advisory fees:

                                                          FEES PAID ($)                FEES WAIVED ($)
                                                  -------------------------------  ------------------------
FUND                                              2004      2003          2002     2004    2003      2002
-----------------------------------------------------------------------------------------------------------
Classic Institutional Cash Management
Money Market Fund                                  XXX   5,493,000      5,919,000   XXX   857,000   924,000
-----------------------------------------------------------------------------------------------------------
Classic Institutional U.S. Government
Securities Money Market Fund                       XXX   2,008,000      1,909,000   XXX    92,000    88,000
-----------------------------------------------------------------------------------------------------------
Classic Institutional U.S. Treasury Securities
Money Market Fund                                  XXX   3,745,000      4,202,000   XXX   282,000   316,000
-----------------------------------------------------------------------------------------------------------
Classic Institutional High Quality Bond Fund       XXX        *              *      XXX      *          *
-----------------------------------------------------------------------------------------------------------
Classic Institutional Short-Term Bond Fund         XXX      68,000          2,000   XXX    48,000     2,000
-----------------------------------------------------------------------------------------------------------
Classic Institutional Super Short Income Plus
Fund                                               XXX     216,000          6,000   XXX   325,000     9,000
-----------------------------------------------------------------------------------------------------------
Classic Institutional Total Return Bond Fund       XXX        *               *     XXX      *          *
-----------------------------------------------------------------------------------------------------------
Classic Institutional U.S. Government Securities
Super Short Income Plus Fund                       XXX      86,000          3,000   XXX   198,000     7,000
-----------------------------------------------------------------------------------------------------------

* Not in operation during the period.

THE ADMINISTRATOR

GENERAL. BISYS Fund Services Ohio, Inc. (the "Administrator"), serves as administrator of the Trust and is an affiliate of BISYS Fund Services, Limited Partnership, the Trust's distributor. The Administrator, an Ohio corporation, has its principal business offices at 3435 Stelzer Road, Columbus, Ohio 43219. The Administrator and its affiliates provide administration and distribution services to other investment companies.

MASTER SERVICES AGREEMENT WITH THE TRUST. The Trust and the Administrator have entered into a master services agreement (the "Master Services Agreement") effective July 26, 2004. Under the Master Services Agreement, the Administrator provides the Trust with administrative services, including day-to-day administration of matters necessary to each Fund's operations, maintenance of records and the books of the Trust, preparation of reports, assistance with compliance monitoring of the Funds' activities and certain supplemental services in connection with the Trust's obligations under the Sarbanes-Oxley Act of 2002.

The Master Services Agreement shall remain in effect for a period of five years until July 31, 2009, and shall continue in effect for successive one year periods subject to review and least annually by the Trustees of the Trust unless terminated by either party on not less than 90 days written notice to the other party.

ADMINISTRATION FEES PAID TO THE ADMINISTRATOR. Under the Master Services Agreement the BISYS Fund Services Ohio, Inc. is entitled to receive an asset-based fee for administration, fund accounting and transfer agency services of 2.75 basis points (0.0275%) on the first $25 billion in aggregate net assets of all Funds, 2.25 basis points (0.0225%) on the next $5 billion in aggregate net assets of all Funds, and 1.75 basis points (0.0175%) on the aggregate net assets of all Funds over $30 billion, plus an additional class fee of $2,500 per class per annum, applicable to each additional class of shares over 145 classes of shares.

For the period from commencement of operations to the fiscal periods ended May 31, 2004, 2003 and 2002, the Funds paid the following administration fees:

                                                          FEES PAID ($)*               FEES WAIVED ($)*
                                                  -------------------------------  ------------------------
FUND                                              2004      2003          2002     2004    2003      2002
-----------------------------------------------------------------------------------------------------------
Classic Institutional Cash Management
Money Market Fund                                  XXX   1,860,000      1,674,000   XXX   328,000   684,000
-----------------------------------------------------------------------------------------------------------
Classic Institutional U.S. Government
Securities Money Market Fund                       XXX     546,000        488,000   XXX   177,000   200,000
-----------------------------------------------------------------------------------------------------------
Classic Institutional U.S. Treasury Securities
Money Market Fund                                  XXX   1,064,000      1,105,000   XXX   324,000   452,000
-----------------------------------------------------------------------------------------------------------
Classic Institutional High Quality Bond Fund       XXX       **              **     XXX     **         **
-----------------------------------------------------------------------------------------------------------
Classic Institutional Short-Term Bond Fund         XXX      13,000          1,000   XXX      0          0
-----------------------------------------------------------------------------------------------------------
Classic Institutional Super Short Income Plus
Fund                                               XXX      75,000          2,000   XXX      0          0
-----------------------------------------------------------------------------------------------------------
Classic Institutional Total Return Bond Fund       XXX       **              **     XXX     **         **
-----------------------------------------------------------------------------------------------------------
Classic Institutional U.S. Government Securities
Super Short Income Plus Fund                       XXX      49,000          2,000   XXX      0          0
-----------------------------------------------------------------------------------------------------------

* For the fiscal years ended May 31, 2002, 2003 and 2004, administration fees were paid by the Funds pursuant to an administration agreement between the Trust and SEI Investments Global Funds Services.

**    Not in operation during the period.

THE DISTRIBUTOR

The Trust and BISYS Fund Services, Limited Partnership (the "Distributor") are parties to a distribution agreement dated July 26, 2004 (the "Distribution Agreement") whereby the Distributor acts as principal underwriter for the Trust's shares. The Distributor is an affiliate of BISYS Fund Services Ohio, Inc., which serves as the Trust's administrator and transfer agent. The principal business address of the Distributor is 3435 Stelzer Road, Columbus, Ohio 43219. Under the Distribution Agreement, the Distributor must use all reasonable efforts, consistent with its other business, in connection with the continuous offering of shares of the Trust. The Distributor receives compensation for distribution of L Shares of the Funds pursuant to a distribution and service plan (the "L Plan") as described below. In addition, the Distributor receives compensation for shareholder services provided to Corporate Trust Shares, Institutional Shares, and T Shares of the Funds pursuant to a shareholder service plan and agreement as described below.

After the initial two year term, the continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Trustees who are not parties to the Distribution Agreement or "interested persons" of any party thereto, as defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to any Fund, by a majority of the outstanding shares of that Fund, upon not more than 60 days written notice by either party.

With respect to the Trust, the Distributor may, from time to time and at its own expense, provide promotional incentives, in the form of cash or other compensation, to financial institutions whose representatives have sold or are expected to sell significant amounts of these Funds.

L SHARES DISTRIBUTION AND SERVICE PLAN.

The Distribution Agreement and the L Plan adopted by the Trust provide that L Shares of each applicable Fund will pay the Distributor a fee of up to 0.75% of the average daily net assets of that Fund. The Distributor can use these fees to compensate broker-dealers and service providers, including SunTrust and its affiliates, which provide administrative and/or distribution services to L Shares shareholders or their customers who beneficially own L Shares. In addition, L Shares are subject to a service fee of up to 0.25% of the average daily net assets of the L Shares of each Fund. This service fee will be used for services provided and expenses incurred in maintaining shareholder accounts, responding to shareholder inquiries and providing information on their investments.

Services for which broker-dealers and service providers may be compensated include establishing and maintaining customer accounts and records; aggregating and processing purchase and redemption requests from customers; placing net purchase and redemption orders with the Distributor; automatically investing customer account cash balances; providing periodic statements to customers; arranging for wires; answering customer inquiries concerning their investments; assisting customers in changing dividend options, account designations, and addresses; performing sub-accounting functions; processing dividend payments from the Trust on behalf of customers; and forwarding shareholder communications from the Trust (such as proxies, shareholder reports, and dividend distribution and tax notices) to these customers with respect to investments in the Trust. Certain state securities laws may require those financial institutions providing such distribution services to register as dealers pursuant to state law. Although banking laws and regulations prohibit banks from distributing shares of open-end investment companies such as the Trust, according to an opinion issued to the staff of the SEC by the Office of the Comptroller of the Currency, financial institutions are not prohibited from acting in other capacities for investment companies, such as providing shareholder services. Should future legislative, judicial, or administrative action prohibit or restrict the activities of financial institutions in connection with providing shareholder services, the Trust may be required to alter materially or discontinue its arrangements with such financial institutions.

The Trust has adopted the L Plan in accordance with the provisions of Rule 12b-1 under the 1940 Act, which rule regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the L Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the disinterested Trustees. The L Plan requires that quarterly written reports of amounts spent under the L Plan, and the purposes of such expenditures be furnished to and reviewed by the Trustees. The L Plan may not be amended to increase materially the amount which may be spent thereunder without approval by a majority of the outstanding shares of the affected class of shares of the Trust. All material amendments of the L Plan will require approval by a majority of the Trustees of the Trust and of the disinterested Trustees.

There is no sales charge on purchases of L Shares, but L Shares are subject to a contingent deferred sales charge if they are redeemed within one year of purchase. Pursuant to the Distribution Agreement and the L Plan, L Shares are subject to an ongoing distribution and service fee calculated on each of the Funds' aggregate average daily net assets attributable to its L Shares.

For the fiscal year ended May 31, 2003 and 2004, the Classic Institutional U.S. Government Securities Super Short Income Plus Fund paid $3,000 and $XXX, respectively, pursuant to the L Plan.

SHAREHOLDER SERVICING PLANS. The Trust has adopted shareholder service plans for the Corporate Trust Shares, the Institutional Shares, and the T Shares (collectively, the "Service Plan"). Under the Service Plan, a Fund will pay SunTrust Bank ("SunTrust") a fee of up to 0.25% of the average daily net assets attributable to the Corporate Trust Shares or Institutional Shares or 0.40% of the average daily net assets attributable to the T Shares. SunTrust may perform, or may compensate other service providers for performing, the following shareholder services: maintaining client accounts; arranging for bank wires;

responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments. Under the Service Plan, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties.

For the fiscal years ended May 31, 2004, 2003 and 2002, the Funds paid the following amount pursuant to the Service Plan:

                                                  FEES - AMOUNT PAID ($)      FEES - AMOUNT WAIVED ($)
                                            -----------------------------------------------------------
FUND                                           2004     2003        2002      2004     2003      2002
-------------------------------------------------------------------------------------------------------
Classic Institutional U.S. Treasury
Securities Money Market Fund - Corporate
Trust Shares                                   XXX    2,928,000   3,492,000    XXX       0         0
-------------------------------------------------------------------------------------------------------
Classic Institutional High Quality Bond
Fund - Institutional Shares                    XXX         *           *       XXX       *         *
-------------------------------------------------------------------------------------------------------
Classic Institutional High Quality Bond
Fund - T Shares                                XXX         *           *       XXX       *         *
-------------------------------------------------------------------------------------------------------
Classic Institutional Short-Term Bond Fund
- Institutional Shares                         XXX         0           0       XXX     48,000      0
-------------------------------------------------------------------------------------------------------
Classic Institutional Super Short Income
Plus Fund -  Institutional Shares              XXX         0           0       XXX    230,000      0
-------------------------------------------------------------------------------------------------------
Classic Institutional Super Short Income
Plus Fund -  T Shares                          XXX       33,000        *       XXX      8,000      *
-------------------------------------------------------------------------------------------------------
Classic Institutional Total Return Bond
Fund - Institutional Shares                    XXX         *           *       XXX       *         *
-------------------------------------------------------------------------------------------------------
Classic Institutional Total Return Bond
Fund - T Shares                                XXX         *           *       XXX       *         *
-------------------------------------------------------------------------------------------------------
Classic Institutional U.S. Government
Securities Super Short Income Plus Fund -
Institutional Shares                           XXX         0           0       XXX    174,000      0
-------------------------------------------------------------------------------------------------------
Classic Institutional U.S. Government
Securities Super Short Income Plus Fund -  T
Shares                                         XXX         *           *       XXX       *         *
-------------------------------------------------------------------------------------------------------

* Not in operation during the period.

THE TRANSFER AGENT

BISYS Funds Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219 serves as the Trust's transfer agent.

THE CUSTODIAN

SunTrust Bank, 303 Peachtree Street N.E., 14th Floor, Atlanta, GA 30308 serves as the custodian for the Funds.

INDEPENDENT AUDITORS

For the fiscal year ended May 31, 2004, PricewaterhouseCoopers LLP, served as independent auditors for the Trust.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP serves as legal counsel to the Trust.

TRUSTEES AND OFFICERS OF THE TRUST

BOARD RESPONSIBILITIES. The management and affairs of the Trust and each of the Funds are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. Each Trustee is responsible for overseeing each of the Trust's forty-six series, which includes series not described in this SAI. Each Trustee also serves as Trustee for each of the seven series of the STI Classic Variable Trust. The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.

MEMBERS OF THE BOARD. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees of the Trust. Unless otherwise noted, the business address of each Trustee is BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219.

THOMAS GALLAGHER (DOB 11/25/47) - Trustee - President of Genuine Parts Company since 1970. Director, Oxford Industries.

F. WENDELL GOOCH (DOB 12/03/32) - Trustee - Retired. President of Orange County Publishing Co., Inc. from 1981 to 1997. Publisher of the Paoli News and the Paoli Republican and Editor of the Paoli Republican from 1981 to 1997. President at H & W Distribution, Inc. from 1984 to 1997. Current Trustee on the Board of Trustees for the SEI Family of Funds and The Capitol Mutual Funds. Executive Vice President of Trust Department, Harris Trust and Savings Bank and Chairman of the Board of Directors of The Harris Trust Company of Arizona before January 1981.

JAMES O. ROBBINS (DOB 7/04/42) - Trustee - President and Chief Executive Officer at Cox Communications, Inc., since 1985. Director at NCR. Director at Cox Communications.

JONATHAN T. WALTON (DOB 3/28/30) - Trustee - Retired. Executive Vice President at NBD Bank, N.A. and NBD Bancorp from October 1956 to March 1995. Trustee of W.K. Kellogg Foundation.

RICHARD W. COURTS, II (DOB 1/18/36) - Trustee* - Chairman of the Board of Atlantic Investment Company since 1970.

CLARENCE H. RIDLEY (DOB 6/03/42) - Trustee* - Chairman of the Board of Haverty Furniture Companies since 2001. Partner at King and Spalding LLP (law firm) from 1977 to 2000.

----------

* Messrs. Courts and Ridley each may be deemed an "interested person" of the Trust as that term is defined in the 1940 Act. Mr. Courts may be deemed an interested Trustee because of his directorships with affiliates of the Adviser. Mr. Ridley may be deemed an interested Trustee because of a material business relationship with the parent of the Adviser.

BOARD COMMITTEES.  The Board has established the following committees:

- AUDIT COMMITTEE. The Board's Audit Committee is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent auditor and whether to terminate this relationship; reviewing the independent auditors' compensation, the proposed scope and terms of its engagement, and the firm's independence; pre-approving audit and non-audit services provided by the Trust's independent auditor to the Trust and certain other affiliated entities; serving as a channel of communication between the independent auditor and the Trustees; reviewing the results of each external audit, including any qualifications in the independent auditors' opinion, any related management letter, management's responses to recommendations made by the independent auditors in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent auditor that arose in connection with the preparation of those financial statements; considering, in consultation with the independent auditors and the Trust's senior internal accounting executive, if any, the independent auditors' report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent auditors, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. Messrs. Gallagher, Gooch, Robbins and Walton currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met two times in the most recently completed Trust fiscal year.

- NOMINATING COMMITTEE. The Board's Nominating Committee is composed of each of the independent Trustees of the Trust. The principal responsibility of the Nominating Committee is to consider, recommend and nominate candidates to fill vacancies on the Trust's Board, if any. The Nominating Committee does not have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 of the Securities Exchange Act of 1934 (the "1934 Act"), in conjunction with a shareholder meeting to consider the election of Trustees. Messrs. Gallagher, Gooch, Robbins and Walton currently serve as members of the Nominating Committee. The Nominating Committee meets periodically, as necessary, and met one time during the most recently completed Trust fiscal year.

- FAIR VALUE PRICING COMMITTEE. The Board has established the Trust's Fair Value Pricing Committee, which is composed of a Trustee, as a non-voting member, and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibility of the Fair Value Pricing

      Committee is to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee's determinations are reviewed by the Board. The Fair Value Pricing Committee meets periodically, as necessary, and met 30 times in the most recently completed Trust fiscal year.

BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT. As discussed in the section of this SAI entitled "The Adviser," the Board continuance of the Advisory Agreements must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or "interested persons" of any party thereto, as defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board of Trustees calls and holds a meeting to decide whether to renew the Trust's Advisory Agreements for the upcoming year. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other Fund service providers may submit to the Board, to help them decide whether to renew the Advisory Agreements for another year.

Before this year's meeting, the Board requested and received written materials from the Adviser about: (a) the quality of the Adviser's investment management and other services; (b) the Adviser's investment management personnel; (c) the Adviser's operations and financial condition; (d) the Adviser's brokerage practices (including any soft dollar arrangements) and investment strategies;
(e) the level of the advisory fees that the Adviser charges the Fund compared with the fees it charges to comparable mutual funds or accounts(if any); (f) the Fund's overall fees and operating expenses compared with similar mutual funds;
(g) the level of the Adviser's profitability from its Fund-related operations;
(h) the Adviser's compliance systems; (i) the Adviser's policies on and compliance procedures for personal securities transactions; (j) the Adviser' reputation, expertise and resources in domestic financial markets; and (k) the Fund's performance compared with similar mutual funds.

At the meeting, representatives from the Adviser presented additional oral and written information to the Board to help the Board evaluate the Adviser's fee and other aspects of the Agreement. Other Fund service providers also provided the Board with additional information at the meeting. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information that was all-important, controlling or determinative of its decision.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the independent Trustees, unanimously: (a) concluded that terms of the Agreements are fair and reasonable;
(b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Trust; and (c) agreed to renew the Agreements for another year.

FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of each of the Funds as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

                                                                 AGGREGATE DOLLAR RANGE
                                                                     OF SHARES IN ALL
                                                                   INVESTMENT COMPANIES
                                                                  OVERSEEN BY TRUSTEE IN
                                                                        FAMILY OF
NAME OF TRUSTEE                  DOLLAR RANGE OF FUND SHARES*     INVESTMENT COMPANIES*
----------------------------------------------------------------------------------------
Richard W. Courts, II                        None                         None
----------------------------------------------------------------------------------------
Thomas Gallagher                             None                         None
----------------------------------------------------------------------------------------
F. Wendell Gooch                             None                         None
----------------------------------------------------------------------------------------
Clarence H. Ridley                           None                         None
----------------------------------------------------------------------------------------
James O. Robbins                             None                         None
----------------------------------------------------------------------------------------
Jonathan T. Walton                           None                         None
----------------------------------------------------------------------------------------

*Valuation date is December 31, 2003.

BOARD COMPENSATION. The Trust paid the following fees to the Trustees during its most recently completed fiscal year:

                                              PENSION OR         ESTIMATED
                                         RETIREMENT BENEFITS  ANNUAL BENEFITS          TOTAL COMPENSATION FROM
                            AGGREGATE    ACCRUED AS PART OF        UPON                   THE TRUST AND FUND
   NAME OF TRUSTEE        COMPENSATION      FUND EXPENSES       RETIREMENT                     COMPLEX*
-----------------------------------------------------------------------------------------------------------------------
Richard W. Courts, II       $38,500             N/A                N/A              $42,000 for services on two boards
-----------------------------------------------------------------------------------------------------------------------
Thomas Gallagher            $46,000             N/A                N/A              $50,500 for services on two boards
-----------------------------------------------------------------------------------------------------------------------
F. Wendell Gooch            $38,500             N/A                N/A              $42,000 for services on two boards
-----------------------------------------------------------------------------------------------------------------------
Clarence H. Ridley          $40,000             N/A                N/A              $43,500 for services on two boards
-----------------------------------------------------------------------------------------------------------------------
James O. Robbins            $38,500             N/A                N/A              $42,000 for services on two boards
-----------------------------------------------------------------------------------------------------------------------
Jonathan T. Walton          $40,000             N/A                N/A              $43,500 for services on  two boards
-----------------------------------------------------------------------------------------------------------------------

* The "Fund Complex" consists of the Trust and the STI Classic Variable Trust.

TRUST OFFICERS. The executive officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. Unless otherwise noted, the business address of each executive officer is BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219. The officers of the Trust may also serve as officers to one or more mutual funds for which BISYS Fund Services or its affiliates act as administrator, distributor or transfer agent. None of the officers receive compensation from the Trust for their services.

R. JEFFREY YOUNG (DOB 08/22/64) - President - Senior Vice President, Relationship Management, BISYS Fund Services since April 2002. Vice President, Client Services, BISYS Fund Services from May 1997 to April 2002.

BRYAN C. HAFT (DOB 01/23/65) - Treasurer and Chief Financial Officer - Vice President, Financial Administration, BISYS Fund Services since July 2000. Director, Administration Services, BISYS Fund Services from May 1998 to July 2000.

DEBORAH A. LAMB (10/02/52) - Vice President and Assistant Secretary - 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303 - Chief Compliance Officer and Vice President of Trusco Capital Management, Inc. since March 2003 and President of Investment Industry Consultants, LLC since June 2000. Director of Compliance at INVESCO, Inc. from March 1995 to June 2000.

KATHLEEN LENTZ (04/09/60) - Vice President and Assistant Secretary - 303 Peachtree Center Avenue, Suite 340, Atlanta, Georgia 30308 - Vice President and Manager of Special Entities in Financial Intelligence Unit of SunTrust Bank since 2002. Vice President of the Third Party Mutual Funds Unit of SunTrust Bank from 1996 to 2002.

ALAINA V. METZ (DOB 04/07/67) - Assistant Secretary - Vice President, Blue Sky Compliance, BISYS Fund Services since January 2002. Chief Administrative Officer, Blue Sky Compliance at BISYS Fund Services from June 1995 to January 2002.

JULIE M. POWERS (DOB 10/08/67) - Assistant Secretary - Senior Paralegal, Legal Services, BISYS Fund Services since June 2000. Paralegal of Phillips, Lytle, Hitchcock, Blaine & Huber LLP from March 1998 to June 2000.

TRACI THELEN (DOB 02/14/73) - Secretary - Counsel, Legal Services, BISYS Fund Services since July 2004. General Counsel of ALPS Mutual Funds Services, Inc., from May 2002 to July 2004, after serving as Associate Counsel from October 1999 to May 2002.

PURCHASING AND REDEEMING SHARES

Purchases and redemptions of shares of the Funds may be made on any day the New York Stock Exchange ("NYSE") is open for business. Shares of each Fund are offered and redeemed on a continuous basis. Currently, the NYSE is closed on the days the following holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

While the Trust does not accept cash as payment for Fund shares, it is currently the Trust's policy to pay for all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of readily marketable securities held by the Funds in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. A shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust up to the lesser of $250,000 or 1% of the Trust's net assets during any 90-day period. The Trust has obtained an exemptive order from the SEC that permits the Trust to make in-kind redemptions to those shareholders of the Trust that are affiliated with the Trust solely by their ownership of a certain percentage of the Trust's investment portfolios.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of disposal or valuation of a Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of a Fund for any period during which the NYSE, the Adviser, the Administrator and/or the Custodian are not open for business.

The Trust reserves the right to waive any minimum investment requirements or sales charges for immediate family members of the Trustees or officers of the Trust or employees of the Adviser. "Immediate family" means a spouse, mother, father, mother-in-law, father-in-law or children (including step-children) age 21 years or under.

If determined to be in the best interests of shareholders, the Trust also reserves the right to impose a redemption fee of up to 2% on Market Timers as described in the Trust's prospectuses payable directly to the Fund.

DETERMINATION OF NET ASSET VALUE

GENERAL POLICY. Each of the Funds adheres to Section 2(a)(41), and Rules 2a-4 and 2a-7 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith by the Trusts' Board of Trustees. In complying with the 1940 Act, the Trust relies on guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

MONEY MARKET SECURITIES AND OTHER DEBT SECURITIES. If available, Money Market Securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money Market Securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available, the security will be valued at fair value as determined in good faith by the Trust's Board of Trustees.

USE OF THIRD-PARTY INDEPENDENT PRICING AGENTS. Pursuant to contracts with the Trust's Administrator, prices for most securities held by the Funds are provided daily by third-party independent pricing agents that are approved by the Board of Trustees of the Trust. The valuations provided by third-party independent pricing agents are reviewed daily by the Administrator.

AMORTIZED COST METHOD OF VALUATION. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which a security's value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield of a Fund may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in a Fund would be able to obtain a somewhat higher yield than would result from investment in a company utilizing solely market values, and existing investors in a Fund would experience a lower yield. The converse would apply in a period of rising interest rates.

A Fund's use of amortized cost and the maintenance of a Fund's net asset value at $1.00 are permitted by regulations promulgated by Rule 2a-7 under the 1940 Act, provided that certain conditions are met. The regulations also require the Trustees to establish procedures which are reasonably designed to stabilize the net asset value per share at $1.00 for the Funds. Such procedures include the determination of the extent of deviation, if any, of the Funds current net asset value per share calculated using available market quotations from the Funds amortized cost price per share at such intervals as the Trustees deem appropriate and reasonable in light of market conditions and periodic reviews of the amount of the deviation and the methods used to calculate such deviation. In the event that such deviation exceeds one-half of 1%, the Trustees are required to consider promptly what action, if any, should be initiated, and, if the Trustees believe that the extent of any deviation may result in material dilution or other unfair results to shareholders, the Trustees are required to take such corrective action as they deem appropriate to eliminate or reduce such dilution or unfair results to the extent reasonably practicable. Such actions may include the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; or establishing a net asset value per share by using available market quotations. In addition, if the Funds incur a significant loss or liability, the Trustees have the authority to reduce pro rata the number of shares of the Funds in each shareholder's account and to offset each shareholder's pro rata portion of such loss or liability from the shareholder's accrued but unpaid dividends or from future dividends while each other Fund must annually distribute at least 90% of its investment company taxable income.

TAXES

The following is a summary of certain federal income tax considerations generally affecting the Funds and their investors. No attempt is made to present a detailed explanation of the federal tax treatment of a Fund or its investors, and the discussion here and in the Trust's prospectuses is not intended as a substitute for careful tax planning.

FEDERAL INCOME TAX

This discussion of federal income tax considerations is based on the Internal Revenue Code of 1986, as amended (the "Code"), and the regulations issued thereunder, in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions may change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

In order to qualify for treatment as a regulated investment company ("RIC") under the Code, the Funds must distribute annually to its shareholders at least the sum of 90% of its net investment income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) (the "Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or certain other income, (ii) at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of a Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of the Fund's assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer, or of two or more issuers engaged in same or similar businesses if a Fund owns at least 20% of the voting power of such issuers.

Notwithstanding the Distribution Requirement described above, which only requires a Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gains (the excess of net long-term capital gains over net short-term capital loss), a Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income for the one-year period ending on October 31 of that year (and any retained amount from that prior calendar year on which the Fund paid no federal income tax). The Funds intend to make sufficient distributions prior to the end of each calendar year to avoid liability for the federal excise tax applicable to regulated investment companies but can make no assurances that distributions will be sufficient to avoid this tax.

If a Fund fails to maintain qualification as a RIC for a tax year, that Fund will be subject to federal income tax on its taxable income and gains at corporate rates, without any benefit for distributions paid to shareholders, and distributions to shareholders will be taxed as ordinary income to the extent of that Fund's current and accumulated earnings and profits. In such case, the dividends received deduction generally will be available for eligible corporate shareholders (subject to certain limitations) and the lower tax rates applicable to qualified dividend income would be available to individual shareholders. The board reserve the right not to maintain qualification of a Fund as a RIC if it determines such course of action to be beneficial to shareholders.

Each Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gains, accelerate the recognition of income to a Fund, and/or defer a Fund's ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to shareholders by a Fund.

The Funds receive income generally in the form of interest derived from Fund investments. This income, less expenses incurred in the operation of a Fund, constitutes its net investment income from which dividends may be paid to shareholders. Any distributions by a Fund may be taxable to shareholders regardless of whether they are received in cash or additional shares. A Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions of net short-term capital gains will be taxable to shareholders as ordinary income. Distributions of net long-term capital gains will be taxable to shareholders at rates applicable to long-term capital gains. In general, the Funds do not expect to receive any dividend income from corporations. Therefore, none of the Funds' distributions is expected to be eligible for the corporate dividends received deduction or for the lower tax rates applicable to qualified dividend income.

Shareholders who have not held Fund shares for a full year should be aware that a Fund may designate and distribute, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of investment in a Fund.

If a Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in a Fund and result in higher reported capital gain or lower reported capital loss when those shares on which distribution was received are sold.

Sale, Redemption or Exchange of Fund Shares

Sales, redemptions and exchanges of Fund shares are generally taxable transactions for federal, state and local income tax purposes.

Any gain or loss recognized on a sale or redemption of shares of a Fund by a shareholder who holds their shares as a capital asset will generally be treated as long-term capital gain or loss if the shares have been held for more than one year, and short-term if for a year or less. If shares held for six months or less are sold or redeemed for a loss, two special rules apply. First, if shares on which a net capital gain distribution has been received are subsequently sold or redeemed, and such shares have been held for six months or less, any loss recognized will be treated as long-term capital loss to the extent of the long-term capital gain distributions. Second, any loss recognized by a shareholder upon the sale or redemption of shares of a tax-exempt fund held for six months or less will be disallowed to the extent of any exempt-interest dividends received by the shareholder with respect to such shares. All or a portion of any loss that you realize upon the redemption of your fund shares will be disallowed to the extent that you buy other shares in a Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

STATE TAXES

A Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by the Funds to investors and the ownership of shares may be subject to state and local taxes.

Shareholders are urged to consult their tax advisor regarding state and local taxes affecting an investment in shares of a Fund.

Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. Government, subject in some states to minimum investment requirements that must be met by a Fund. Investments in Government National Mortgage Association and Fannie Mae securities, bankers' acceptances, commercial paper and repurchase agreements collaterized by U.S. government securities do not generally qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

FOREIGN TAXES

Dividends and interests received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund's stock or securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors.

FUND TRANSACTIONS

The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, an Adviser is responsible for placing the orders to execute transactions for a Fund. In placing orders, it is the policy of the Trust to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the Adviser generally seeks reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available.

The money market securities in which the Funds invest are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, the Adviser will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Trust will primarily consist of dealer spreads and underwriting commissions.

BROKERAGE TRANSACTIONS. The Trust selects brokers or dealers to execute transactions for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration is to have brokers or dealers provide transactions at best price and execution for the Trust. Best price and execution includes many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. The Trust's determination of what are reasonably competitive rates is based upon the professional knowledge of its trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, the Trust pays a minimal share transaction cost when the transaction presents no difficulty. Some trades are made on a net basis where the Trust either buys securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission.

The Trust may allocate out of all commission business generated by all of the funds and accounts under management by the Adviser, brokerage business to brokers or dealers who provide brokerage and research services. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends, assisting in determining portfolio strategy, providing computer software used in security analyses, and providing portfolio performance evaluation and technical market analyses. Such services are used by the Adviser in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used exclusively with respect to a Fund or account generating the brokerage.

As provided in the 1934 Act, higher commissions may be paid to broker-dealers who provide brokerage and research services than to broker-dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker-dealers who provide such brokerage and research services, the Trust believes that the commissions paid to such broker-dealers are not, in general, higher than commissions that would be paid to broker-dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In addition, portfolio transactions which generate commissions or their equivalent are directed to broker-dealers who provide daily portfolio pricing services to the Trust. Subject to best price and execution, commissions used for pricing may or may not be generated by the funds receiving the pricing service.

It is expected that the Trust may execute brokerage or other agency transactions through the Distributor or an affiliate of the Adviser, both of which are registered broker-dealers, for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under these provisions, the Distributor or an affiliate of the Adviser is permitted to receive and retain compensation for effecting portfolio transactions for the Trust on an exchange if a written contract is in effect between the Distributor and the Trust expressly permitting the Distributor or an affiliate of the Adviser to receive and retain such compensation. These rules further require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other renumeration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time."

For the fiscal year ended May 31, 2004, 2003 and 2002, the Funds paid the following aggregate brokerage commissions on portfolio transactions:

                                                     AGGREGATE DOLLAR AMOUNT OF BROKERAGE COMMISSIONS PAID ($)
                                                    -----------------------------------------------------------
            FUND                                       2004                    2003                       2002
---------------------------------------------------------------------------------------------------------------
Classic Institutional Cash Management
Money Market Fund                                      XXX                    272,676                   208,247
---------------------------------------------------------------------------------------------------------------
Classic Institutional U.S. Government
Securities Money Market Fund                           XXX                    157,997                   123,866
---------------------------------------------------------------------------------------------------------------
Classic Institutional U.S. Treasury Securities
Money Market Fund                                      XXX                    719,903                   835,499
---------------------------------------------------------------------------------------------------------------
Classic Institutional High Quality Bond Fund           XXX                      *                         *
---------------------------------------------------------------------------------------------------------------
Classic Institutional Short-Term Bond Fund             XXX                      0                         0
---------------------------------------------------------------------------------------------------------------
Classic Institutional Super Short Income Plus Fund     XXX                      6,802                   270,303
---------------------------------------------------------------------------------------------------------------
Classic Institutional Total Return Bond Fund           XXX                      *                         *
---------------------------------------------------------------------------------------------------------------
Classic Institutional U.S. Government
Securities Super Short Income Plus Fund                XXX                      4,929                       270
---------------------------------------------------------------------------------------------------------------

* Not in operation during the period.

BROKERAGE SELECTION. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Funds' Adviser may select a broker based upon brokerage or research services provided to the Adviser. With respect to transactions in equity securities, the Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act permits the Adviser, under certain circumstances, to cause each Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser believes that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to each Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Funds' Adviser under the Advisory Agreement. Any advisory or other fees paid to the Adviser are not reduced as a result of the receipt of research services.

In some cases the Adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser faces a potential conflict of interest, but the Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Adviser with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

BROKERAGE WITH FUND AFFILIATES. A Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Fund, the Adviser or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under the 1940 Act and the 1934 Act, affiliated broker-dealers are permitted to receive and retain compensation for effecting portfolio transactions for the Fund on an exchange if a written contract is in effect between the affiliate and the Fund expressly permitting the affiliate to receive and retain such compensation. These rules further require that commissions paid to the affiliate by the Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Fund, as defined in the 1940 Act, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

For the fiscal years ended May 31, 2004, 2003 and 2002, the Funds paid the following aggregate brokerage commissions on portfolio transactions effected by affiliated brokers. All amounts shown were paid to the Trust's previous distributor, SEI Investments Distribution Co., and reflect fees paid in connection with Fund repurchase agreement transactions.

                                                    PERCENTAGE OF TOTAL     PERCENTAGE OF TOTAL
                      AGGREGATE DOLLAR AMOUNT OF          BROKERAGE              BROKERAGE
                         BROKERAGE COMMISSIONS      COMMISSIONS PAID TO    TRANSACTIONS EFFECTED
                          PAID TO AFFILIATED         AFFILIATED BROKERS      THROUGH AFFILIATED
       FUND                   BROKERS ($)                   (%)                 BROKERS (%)
------------------------------------------------------------------------------------------------
                     2004     2003      2002        2004     2003   2002    2004   2003   2002
------------------------------------------------------------------------------------------------
Classic
Institutional Cash
Management
Money Market
Fund                 XXX     272,676   208,247       XXX      100    100     XXX    100    100
------------------------------------------------------------------------------------------------

                                                    PERCENTAGE OF TOTAL    PERCENTAGE OF TOTAL
                       AGGREGATE DOLLAR AMOUNT OF        BROKERAGE              BROKERAGE
                          BROKERAGE COMMISSIONS     COMMISSIONS PAID TO   TRANSACTIONS EFFECTED
                           PAID TO AFFILIATED        AFFILIATED BROKERS     THROUGH AFFILIATED
    FUND                       BROKERS ($)                 (%)                   BROKERS (%)
                       ------------------------------------------------------------------------
                       2004     2003    2002         2004   2003   2002      2004  2003    2002
-----------------------------------------------------------------------------------------------
Classic
Institutional U.S.
Government
Securities Money
Market Fund            XXX    157,997  123,866        XXX    100    100     XXX     100     100
-----------------------------------------------------------------------------------------------
Classic
Institutional U.S.
Treasury
Securities Money
Market Fund            XXX    719,903  835,499        XXX    100    100     XXX     100     100
-----------------------------------------------------------------------------------------------
Classic
Institutional High
Quality Bond
Fund                   XXX       *        *           XXX     *      *      XXX      *       *
-----------------------------------------------------------------------------------------------
Classic
Institutional
Short-Term Bond
Fund                   XXX       0        0           XXX    100    100     XXX     100     100
-----------------------------------------------------------------------------------------------
Classic
Institutional
Super Short
Income Plus Fund       XXX      6,802      303        XXX    100    100     XXX     100     100
-----------------------------------------------------------------------------------------------
Classic
Institutional Total
Return Bond
Fund                   XXX       *        *           XXX     *      *      XXX      *       *
-----------------------------------------------------------------------------------------------
Classic
Institutional U.S.
Government
Securities Super
Short Income
Plus Fund              XXX      4,909      270        XXX    100    100     XXX     100     100
-----------------------------------------------------------------------------------------------

* Not in operation during the period.

SECURITIES OF "REGULAR BROKER-DEALERS." The Funds are required to identify any securities of its "regular brokers and dealers" (as such term is defined in the 1940 Act) which the Funds may hold at the close of their most recent fiscal year. As of May 31, 2004, [insert securities of regular broker dealers information].

PORTFOLIO TURNOVER RATE

Portfolio turnover rate is defined under SEC rules as the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one-year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts and option contracts in which the Funds invest since such contracts generally have remaining maturities of less than one-year. The Funds may at times hold investments in other short-term instruments such as money market instruments and repurchase agreements, which are excluded for purposes of computing portfolio turnover. For the Funds' most recently completed fiscal period ended May 31, 2004, the portfolio turnover rate for each of the non-money market Funds was as follows:

                                  FUND                                          TURNOVER RATE (%)
-------------------------------------------------------------------------------------------------
Classic Institutional High Quality Bond Fund                                          X.XX
-------------------------------------------------------------------------------------------------
Classic Institutional Short-Term Bond Fund                                            X.XX
-------------------------------------------------------------------------------------------------
Classic Institutional Super Short Income Plus Fund                                    X.XX
-------------------------------------------------------------------------------------------------
Classic Institutional Total Return Bond Fund                                          X.XX
-------------------------------------------------------------------------------------------------
Classic Institutional U.S. Government Securities Super Short Income Plus Fund         X.XX
-------------------------------------------------------------------------------------------------

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of shares of the Funds each of which represents an equal proportionate interest in that Fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the Funds. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares. All consideration received by the Trust for shares of any additional series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

VOTING RIGHTS

Each share held entitles the shareholder of record to one vote for each dollar invested. In other words, each shareholder of record is entitled to one vote for each full share held on the record date for any shareholder meeting. Each Fund will vote separately on matters relating solely to it. As a Massachusetts business trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Shareholders approval will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. Under the Declaration of Trust, the Trustees have the power to liquidate one or more Funds without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if a Fund fails to reach or maintain a viable size or for some other extraordinary reason.

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders' incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any investor held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties. Nothing contained in this section attempts to disclaim a Trustee's individual liability in any manner inconsistent wit the federal securities laws.

CODES OF ETHICS

The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser and Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons of the Trust and the Adviser are prohibited from acquiring beneficial ownership of securities offered in connection with initial public offerings. Certain access persons of the Adviser are further prohibited from acquiring beneficial ownership of securities offered in connection with a limited offering. The Distributor's Code of Ethics requires certain access persons to obtain approval before investing in initial public offerings and limited offerings. Copies of these Code of Ethics are on file with the SEC and are available to the public.

PROXY VOTING

The Board has delegated the responsibility for decisions regarding proxy voting for securities held by the Funds to the Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix B to this SAI. The Board of Trustees will periodically review the Funds' proxy voting record.

Beginning in 2004, the Trust will be required to disclose annually the Funds' complete proxy voting record on new Form N-PX. The first filing of Form N-PX will cover the period from July 1, 2003 through June 30, 2004, and will be filed no later than August 31, 2004. Once filed, Form N-PX for the Funds will be available without charge upon request by calling 1-800-428-6970 or by writing to the Funds at STI Classic Funds, c/o BISYS Fund Services, Limited Partnership, 3435 Stelzer Road, Columbus, Ohio 43219. The Funds' Form N-PX will also be available on the SEC's website at www.sec.gov.

5% AND 25% SHAREHOLDERS

As of July 1, 2004, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% and 25% or more of the shares of the Funds. Persons who owned of record or beneficially more than 25% of a Fund's outstanding shares may be deemed to control the Fund within the meaning of the Act. The Trust believes that most of the shares of the Institutional Class of the Funds were held for the record owner's fiduciary, agency or custodial customers.

                                                                    NUMBER OF                       % OF
FUND                               NAME AND ADDRESS                  SHARES            CLASS        CLASS
-----------------------------------------------------------------------------------------------------------
                             SunTrust Bank
Classic Institutional Cash   Attn:  Susan Grider
Management Money             Mail Center 3133                     1040948573.0600   Institutional    41.37%
Market Fund                  P.O. Box 105504                                           Shares
                             Atlanta, GA  30348-5504
-----------------------------------------------------------------------------------------------------------
                             SunTrust Capital Markets ACH Acct.
Classic Institutional Cash   Attn:  Anita Woods Ctr. 3910                           Institutional
Management Money             303 Peachtree Street, 24th Floor     1325360674.8200      Shares        52.67%
Market Fund                  Atlanta, GA  30308-3201
-----------------------------------------------------------------------------------------------------------
                             Trustman
                             SunTrust Banks
Classic Institutional High   Mutual Fund Reconciliation Unit                        Institutional
Quality Bond Fund            Mail Center 3144                        1822177.2370      Shares        61.31%
                             P.O. Box 105870
                             Atlanta, GA  30348-5870
-----------------------------------------------------------------------------------------------------------
                             Trustman
                             SunTrust Banks
Classic Institutional High   Mutual Fund Reconciliation Unit                        Institutional
Quality Bond Fund            Mail Center 3144                         310482.0180      Shares        10.45%
                             P.O. Box 105870
                             Atlanta, GA  30348-5870
-----------------------------------------------------------------------------------------------------------
                             Trustman
                             SunTrust Banks
Classic Institutional High   Mutual Fund Reconciliation Unit                        Institutional
Quality Bond Fund            Mail Center 3144                         839371.2180      Shares        28.24%
                             P.O. Box 105870
                             Atlanta, GA  30348-5870
-----------------------------------------------------------------------------------------------------------
                             Trustman
                             SunTrust Banks
Classic Institutional High   Mutual Fund Reconciliation Unit
Quality Bond Fund            Mail Center 3144                        1264972.8870   T Shares         10.75%
                             P.O. Box 105870
                             Atlanta, GA  30348-5870
-----------------------------------------------------------------------------------------------------------

                                                                  NUMBER OF                   % OF
FUND                                NAME AND ADDRESS               SHARES          CLASS      CLASS
---------------------------------------------------------------------------------------------------
                             Trustman
                             SunTrust Banks
Classic Institutional High   Mutual Fund Reconciliation Unit    6565183.2940      T Shares    55.81%
Quality Bond Fund            Mail Center 3144
                             P.O. Box 105870
                             Atlanta, GA  30348-5870
---------------------------------------------------------------------------------------------------
                             Trustman
                             SunTrust Banks
Classic Institutional High   Mutual Fund Reconciliation Unit
Quality Bond Fund            Mail Center 3144                   3933682.6470      T Shares    33.44%
                             P.O. Box 105870
                             Atlanta, GA  30348-5870
---------------------------------------------------------------------------------------------------
                             Trustman
                             SunTrust Banks
Classic Institutional Short  Mutual Fund Reconciliation Unit
Term Bond Fund               Mail Center 3144                   2057658.5440   Institutional  60.98%
                             P.O. Box 105870                                      Shares
                             Atlanta, GA  30348-5870
---------------------------------------------------------------------------------------------------
                             Trustman
                             SunTrust Banks
Classic Institutional Short  Mutual Fund Reconciliation Unit
Term Bond Fund               Mail Center 3144                   1002551.7590   Institutional  29.71%
                             P.O. Box 105870                                      Shares
                             Atlanta, GA  30348-5870
---------------------------------------------------------------------------------------------------
                             Trustman
                             SunTrust Banks
Classic Institutional Short  Mutual Fund Reconciliation Unit
Term Bond Fund               Mail Center 3144                    314295.6690   Institutional   9.31%
                             P.O. Box 105870                                      Shares
                             Atlanta, GA  30348-5870
---------------------------------------------------------------------------------------------------
                             Trustman
                             SunTrust Banks
Classic Institutional Super  Mutual Fund Reconciliation Unit
Short Income Plus Fund       Mail Center 3144                  13845244.0340   Institutional  27.11%
                             P.O. Box 105870                                      Shares
                             Atlanta, GA  30348-5870
---------------------------------------------------------------------------------------------------


                                                                  NUMBER OF                    % OF
FUND                          NAME AND ADDRESS                     SHARES          CLASS       CLASS
-----------------------------------------------------------------------------------------------------
                              Trustman
                              SunTrust Banks
Classic Institutional Super   Mutual Fund Reconciliation Unit   31986097.8590  Institutional    62.63%
Short Income Plus Fund        Mail Center 3144                                    Shares
                              P.O. Box 105870
                              Atlanta, GA  30348-5870
-----------------------------------------------------------------------------------------------------
                              Trustman
                              SunTrust Banks
Classic Institutional Super   Mutual Fund Reconciliation Unit
Short Income Plus Fund        Mail Center 3144                  9154086.7500      T Shares      13.17%
                              P.O. Box 105870
                              Atlanta, GA  30348-5870
-----------------------------------------------------------------------------------------------------
                              Trustman
                              SunTrust Banks
Classic Institutional Super   Mutual Fund Reconciliation Unit
Short Income Plus Fund        Mail Center 3144                  43826893.7510     T Shares      63.03%
                              P.O. Box 105870
                              Atlanta, GA  30348-5870
-----------------------------------------------------------------------------------------------------
                              Trustman
                              SunTrust Banks
Classic Institutional Super   Mutual Fund Reconciliation Unit
Short Income Plus Fund        Mail Center 3144                  16552270.5400     T Shares      23.80%
                              P.O. Box 105870
                              Atlanta, GA  30348-5870
-----------------------------------------------------------------------------------------------------
                              Trustman
                              SunTrust Banks
Classic Institutional Super   Mutual Fund Reconciliation Unit                  Institutional
Short Income Plus Fund        Mail Center 3144                   5240723.5230     Shares       10.26%
                              P.O. Box 105870
                              Atlanta, GA  30348-5870
-----------------------------------------------------------------------------------------------------
                              Trustman
                              SunTrust Banks
Classic Institutional Total   Mutual Fund Reconciliation Unit
Return Bond Fund              Mail Center 3144                   1592624.4460  Institutional    91.49%
                              P.O. Box 105870                                     Shares
                              Atlanta, GA  30348-5870
-----------------------------------------------------------------------------------------------------

                                                                     NUMBER OF                         % OF
FUND                           NAME AND ADDRESS                       SHARES           CLASS           CLASS
-------------------------------------------------------------------------------------------------------------
                               Trustman
                               SunTrust Banks
Classic Institutional Total    Mutual Fund Reconciliation Unit         148113.7360   Institutional      8.51%
Return Bond Fund               Mail Center 3144                                        Shares
                               P.O. Box 105870
                               Atlanta, GA  30348-5870
-------------------------------------------------------------------------------------------------------------
                               Trustman
                               SunTrust Banks
Classic Institutional Total    Mutual Fund Reconciliation Unit
Return Bond Fund               Mail Center 3144                       3153963.1340     T Shares        99.26%
                               P.O. Box 105870
                               Atlanta, GA  30348-5870
-------------------------------------------------------------------------------------------------------------
                               SunTrust Bank
Classic Institutional U.S.     Attn:  Susan Grider
Government Securities          Mail Center 3133                     514878892.1200     T Shares        59.69%
Money Market Fund              P.O. Box 105504
                               Atlanta, GA  30348-5504
-------------------------------------------------------------------------------------------------------------
                               SunTrust Capital Markets ACH Acct.
Classic Institutional U.S.     Attn:  Anita Woods Ctr. 3910
Government Securities          303 Peachtree Street, 24th Floor     347666501.8600     T Shares        40.31%
Money Market Fund              Atlanta, GA  30308-3201
-------------------------------------------------------------------------------------------------------------
                               Trustman
Classic Institutional U.S.     SunTrust Banks
Government Securities          Mutual Fund Reconciliation Unit
Super Short Income Plus        Mail Center 3144                       4967994.4960   Institutional     12.34%
Fund                           P.O. Box 105870                                         Shares
                               Atlanta, GA  30348-5870
-------------------------------------------------------------------------------------------------------------
                               Trustman
Classic Institutional U.S.     SunTrust Banks
Government Securities          Mutual Fund Reconciliation Unit
Super Short Income Plus        Mail Center 3144                      17269287.9980   Institutional     42.88%
Fund                           P.O. Box 105870                                         Shares
                               Atlanta, GA  30348-5870
-------------------------------------------------------------------------------------------------------------
                               Trustman
Classic Institutional U.S.     SunTrust Banks
Government Securities          Mutual Fund Reconciliation Unit
Super Short Income Plus        Mail Center 3144                       3488958.9360   Institutional      8.66%
Fund                           P.O. Box 105870                                         Shares
                               Atlanta, GA  30348-5870
-------------------------------------------------------------------------------------------------------------

                                                                             NUMBER OF                         % OF
FUND                                    NAME AND ADDRESS                      SHARES           CLASS           CLASS
-----------------------------------------------------------------------------------------------------------------------
Classic Institutional U.S.     National Public Radio Inc.
Government Securities          Attn:  James Elder                          11980142.6520     Institutional
Super Short Income Plus        635 Massachusetts Avenue NW                                      Shares           29.75%
Fund                           Washington, DC  20001-3740
-----------------------------------------------------------------------------------------------------------------------
                               NFSC FEBO # 073-125040
Classic Institutional U.S.     Eisner Family Limited Partnership
Government Securities          A Partnership
Super Short Income Plus        Bart M. Eisner                                202643.2870        L Shares          7.69%
Fund                           8810 Saunders Lane
                               Bethesda, MD  20817-2643
-----------------------------------------------------------------------------------------------------------------------
                               SunTrust Bank
Classic Institutional U.S.     Attn:  Susan Grider
Treasury Securities Money      Mail Center 3133                           152802336.8500     Institutional
Market Fund                    P.O. Box 105504                                                  Shares           34.05%
                               Atlanta, GA  30348-5504
-----------------------------------------------------------------------------------------------------------------------
                               SunTrust Capital Markets ACH Acct.
Classic Institutional U.S.     Attn:  Anita Woods Ctr. 3910
Treasury Securities Money      303 Peachtree Street, 24th Floor           245836905.3800     Institutional
Market Fund                    Atlanta, GA  30308-3201                                          Shares           54.78%
-----------------------------------------------------------------------------------------------------------------------
                               National Financial Services Corp.
                               For Exclusive Benefit of our Customers
Classic Institutional U.S.     Attn:  Mutual Funds Department
Treasury Securities Money      One World Financial Center                  50117706.4500     Institutional
Market Fund                    200 Liberty Street, Floor 5                                      Shares           11.17%
                               New York, NY  10281-5503
-----------------------------------------------------------------------------------------------------------------------
                               SunTrust Bank
Classic Institutional U.S.     Attn:  Susan Grider
Treasury Securities Money      Mail Center 3133                          1348078863.7400      Corporate
Market Fund                    P.O. Box 105504                                               Trust Shares       100.00%
                               Atlanta, GA  30348-5504
-----------------------------------------------------------------------------------------------------------------------

FINANCIAL STATEMENTS

The financial statements for the Trust's fiscal year ended         , including
notes thereto and the reports of          thereon, are herein incorporated by
reference. A copy of the     Annual Report to Shareholders must accompany the
delivery of this SAI.

                                   APPENDIX A

                             DESCRIPTION OF RATINGS

The following descriptions are summaries of published ratings.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

A-1 This is the highest category by Standard & Poor's Ratings Group (S&P) and indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory and the obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.

PRIME-1 Issues rated Prime-1 (or supporting institutions) by Moody's Investor Services, Inc. ("Moody's") have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

         -        Leading market positions in well-established industries.

         -        High rates of return on funds employed.

         - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

         - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

         - Well-established access to a range of financial markets and assured sources of alternate liquidity.

The rating F1 (Highest Credit Quality) is the highest commercial rating assigned by Fitch, Inc. ("Fitch"). Paper rated F1 is regarded as having the strongest capacity for timely payment of financial commitments. The rating F2 (Good Credit Quality) is the second highest commercial paper rating assigned by Fitch which reflects a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

The rating TBW-1 by Thomson BankWatch ("Thomson") indicates a very high likelihood that principal and interest will be paid on a timely basis.

DESCRIPTION OF MUNICIPAL NOTE RATINGS

Moody's highest rating for state and municipal and other short-term notes is MIG-1 and VMIG-l. Short-term municipal securities rated MIG-1 or VMIG-1 are of the best quality. They have strong protection from established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing or both. Short-term municipal securities rated MIG-2 or VMIG-2 are of high quality. Margins of protection are ample although not so large as in the MIG-I/VMIG-2 group.

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

      - Amortization Schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note, and

      - Source of Payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

S&P note rating symbols are as follows:

SP-1 Strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay a debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the votes.

DESCRIPTION OF CORPORATE BOND RATINGS

S&P

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Debt rated BB and B is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rate B has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Moody's

Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in

Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody's bond ratings, where specified, are applied to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one-year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's sovereign rating. Such branch obligations are rated at the lower of the bank's rating or Moody's sovereign rating for the bank deposits for the country in which the branch is located.

When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the 1933 Act or issued in conformity with any other applicable law or regulation. Nor does Moody's represent that any specific bank or insurance company obligation is legally enforceable or is a valid senior obligation of a rated issuer.

Moody's ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed. A rating should be weighed solely as one factor in an investment decision and you should make your own study and evaluation of any issuer whose securities or debt obligations you consider buying or selling.

Fitch

Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.

Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements. Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

Thomson

Bonds rated AAA by Thomson BankWatch indicate that the ability to repay principal and interest on a timely basis is extremely high. Bonds rated AA indicate a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category. Bonds rated A indicate the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

Bonds rated BBB (the lowest investment-grade category) indicate an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

While not investment grade, the BB rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations. Issues rated B show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse developments could negatively affect the payment of interest and principal on a timely basis.

                                   APPENDIX B

[TRUSCO CAPITAL MANAGEMENT LOGO]

TRUSCO CAPITAL MANAGEMENT PROXY DISCLOSURE TO THE STI CLASSIC FUND SHAREHOLDERS

Dear Shareholders:

The Securities and Exchange Commission recently adopted new rules and rule amendments under the Investment Advisers Act of 1940, Release No. 2106; and SEC Releases 33-8188, 34-47304, and IC-25922, that address an investment adviser's fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under our current contractual agreement, Trusco Capital Management, Inc. ("Trusco"), is authorized to vote proxies on behalf of the STI Classic Funds.

The new rules require an investment adviser that exercises voting authority over proxies to adopt policies and procedures reasonably designed to ensure that the adviser: 1) votes proxies in the best interests of clients; 2) discloses information about those policies and procedures; 3) discloses how clients may obtain information about proxy votes cast; and 4) maintains appropriate records relating to actual proxy voting.

Trusco's existing Proxy Voting Committee ("Committee") has been expanded to ensure compliance with all of the requirements. After an exhaustive internal review, the Committee determined that the use of a professional proxy voting agency would be the most efficient and effective course of action. The Committee conducted comprehensive due diligence of the most respected proxy voting specialists in the industry and chose to hire Institutional Shareholder Services, ("ISS") as Trusco's independent third party agent to assist us with meeting our fiduciary obligations.

Several of the determining factors in choosing ISS included its excellent research tools and technical support, consistent track record, and care in addressing all potential conflict of interest issues. More importantly, ISS's reliable and conservative historical voting selections generally mirror the highly principled voting standards of Trusco.

The Committee recognizes that each proxy vote must be evaluated on its own merits. Factors such as a company's organizational structure, executive and operational management, the independence of the firm's Board of Directors, its corporate culture and governance process, and the impact of economic, environmental and social implications will remain key elements in all final voting procedures.

To address inherent conflicts of interest with some Trusco relationships, the firm has taken the additional step of contracting with a separate ISS designated analytical team to assist with voting on any subject that Trusco might consider to be a material internal conflict of interest. Trusco refrains from investing in and making recommendations on specific firms wherein a director or officer may serve as an independent director on Trusco's, SunTrust Banks, Inc., ("SunTrust") or a related SunTrust affiliate's board of directors; and on matters in which an issuer has substantial banking or other financial relationships with Trusco and/or SunTrust, or a SunTrust affiliate.

In order to provide shareholders with the most beneficial and objective proxy voting opinions, Trusco may call upon an appointed independent proxy voting agent to handle such conflict of interest voting matters. ISS will then vote the shares according to the wishes of this independent fiduciary. Trusco will have no power to alter or change the decision or final vote for any proxy matters entrusted to the properly appointed independent fiduciary proxy voting agent.

Please be assured, that although Trusco has engaged ISS to assist with physical proxy voting matters, and we have generally adopted the ISS Proxy Voting Policies and Procedures as our own, we retain the primary obligation to review all issues and must actively monitor all information prior to each vote placed on behalf of shareholders. Trusco will continue to utilize all available resources in order to make well-informed, qualified proxy vote decisions. Should the occasion arise that ISS's recommendations and views do not match those of Trusco, the Trusco Committee will arrange to vote those shares accordingly.

Further information may be obtained by contacting the STI Classic Funds by telephone at: 1-800-874-4770, Option 5 or by visiting www.sticlassicfunds.com.

Again, please know that, as with all matters relating to the STI Classic Funds, we at Trusco take our fiduciary proxy voting obligations very seriously, and will do our utmost to protect the interests of each and every shareholder.

Regards,

Trusco Capital Management, Inc.

                                                                         11/2003

                     TRUSCO CAPITAL MANAGEMENT PROXY POLICY

                                POLICY STATEMENT

Trusco Capital Management, Inc. ("Trusco") employs a Proxy Committee approach ("Trusco Committee") that is responsible for establishing policies and procedures designed to ensure the firm ethically and effectively discharges its fiduciary obligation to vote all applicable proxies on behalf of the STI Classic Funds. The Trusco Committee will annually (or more often if needed), review, reaffirm and amend guidelines and strategies for all domestic and international funds.

Trusco has engaged Institutional Shareholder Services ("ISS") as its agent to provide certain services and support related to the firm's proxy voting policies, procedures and processes.

Trusco has contracted with ISS to provide administrative as well as functional services that include but are not limited to:

      1. Access to and adoption of its U.S. Proxy policies, Taft Hartley Proxy policies and Global Proxy policies;

      2. Collection and coordination of proxy material forwarded by Trusco's client custodians;

      3.    Access to issuer-specific research and proxy analysis;

      4. Proxy voting (both standard and exception based), reconciliation, and disclosure; and

      5.    Record keeping and voting record retention.

The Trusco Committee will affirmatively vote proxies for proposals that, as interpreted, are deemed to be in the best economic interest of its clients as shareholders and beneficiaries to those actions. Generally, the Trusco Committee will follow the established ISS proxy voting guidelines.

               AN INDEPENDENT, OBJECTIVE APPROACH TO PROXY ISSUES

Trusco Capital Management will vote proxies for all of the STI Classic Funds. Trusco utilizes the services of an independent third party agent, Institutional Shareholder Services, Inc., ("ISS") to assist with facilitating and managing its fiduciary obligations regarding proxy voting, reviewing issues of corporate governance, and dealing with material conflicts of interest. Accordingly, Trusco will generally follow the pre-approved ISS proxy voting principles in matters concerning domestic and global proxy voting issues, as well as guidelines applicable to "Taft Hartley" plans and relationships. ERISA accounts will be voted in accordance with the U.S. Proxy Policies.

Trusco has extensively reviewed ISS's policies along with prior years' actual voting records and has determined that, as a general rule, Trusco agrees with ISS's existing policies and will usually follow those guidelines to fulfill its proxy voting duties.

Trusco will, however, continue to obtain and review all information regarding each issuer's proxy related material as it recognizes that there may not be one decision that is right for all situations and that each proxy vote must be evaluated on its own merits. Although this typically means that most issues are voted on a case-by-case basis, the Trusco Committee utilizes the firm's standard voting guidelines whenever possible to ensure consistency and relevancy with the overall proxy voting process. For example, some factors that are always considered include: an in-depth look at each company's organizational structure; executive and operating management styles, the independence of its Board of Directors, its corporate culture and governance processes, implicit and explicit social and economic product benefits and the impact or economic implications of the available alternatives.

                              Exceptions to Policy

The guidelines as outlined herein, do not apply where Trusco has contracted discretionary authority to vote shares to a subadvisor or agent such as may be the case in some managed, separate, or wrap accounts.

In those situations proxy votes cast by the subadvisor will be governed by the subadvisor's own proxy voting procedures. The Trusco Committee will annually review but need not necessarily approve the subadvisor's or agent's proxy voting policies.

                              Conflicts of Interest

Due to its diversified client base, numerous product lines, independent board of directors, and affiliation with SunTrust Banks, Inc, occasions may from time to time arise, in which the Trusco Committee believes that an actual material or a perceived material conflict exists. Several of the currently identified proxy voting conflicts include:

      1. Common stock of SunTrust Banks, Inc., The Coca-Cola Company, Inc., Coca-Cola Enterprises, Inc., and/or other public corporate issuers with which either Trusco or SunTrust Banks, Inc., may have a similar on-going non-investment management associated relationship.

      2. Other conflicts of interest may arise from time to time where the shares to be voted involve:

            a. An issuer with a director, officer or employee who presently serves as an independent director on the board of Trusco or SunTrust Banks, Inc.;

            b. An issuer having substantial and numerous banking, investment or other financial relationships with Trusco or SunTrust Banks, Inc.; and

            c. A direct common stock ownership position of five percent (5%) or greater held individually by Trusco or in conjunction with SunTrust Banks, Inc. and/or SunTrust Banks, Inc. affiliates.

Where a material conflict of interest exists or is perceived to exist on any proxy proposal, the Trusco Committee will determine the most fair and reasonable arrangements to be followed in order to properly address all conflict concerns. Trusco may employ one or more of the below listed suggestions:

      1.    Retain an independent fiduciary to vote the shares.

      2.    Vote according to ISS's (or similar agent's) standard policies.

      3. Pass the proxy material on to the client so that the client can vote on all issues.

Although Trusco does its best to alleviate or diffuse known conflicts, there is no guarantee that all situations have been or will be mitigated through proxy policy incorporation.

                           SECURITIES LENDING PROGRAM

Several of the STI Classic Funds engage in "security lending" programs. (The fund loans fully paid stock to various broker-dealers and collects interest based on the underlying value of the position.) Trusco will generally refrain from voting securities loaned out under this lending agreement when the costs and lost revenue to the client combined with the administrative effects of retrieving the securities outweigh the benefit of voting the proxy. In addition, the Trusco Committee must make a good-faith determination that the individual proxy ballot decisions would not materially impact the portfolio manager's desire to retain the position in the portfolio, and that the entire position of loaned shares' votes would not significantly affect the overall voting outcome. If any factor is determined to be material, Trusco will initiate a total recall of the shares on loan to vote accordingly.

                             ADDITIONAL INFORMATION

Further information on Trusco Capital Management, Inc.'s U.S. DOMESTIC PROXY POLICIES, TAFT HARTLEY PROXY POLICIES and GLOBAL/INTERNATIONAL PROXY POLICIES is available by contacting: STI Classic Funds by telephone at: 1-800-874-4770, Option 5, or via the web at www.sticlassicfunds.com.

                                                                         11/2003

                        TRUSCO CAPITAL MANAGEMENT, INC.

The following is a concise summary of Trusco's US/Domestic proxy voting policy guidelines. ERISA accounts will be voted in accordance with Trusco's US/Domestic guidelines.

1.    AUDITORS

Vote FOR proposals to ratify auditors, unless any of the following apply:

- An auditor has a financial interest in or association with the company, and is therefore not independent;

-     Fees for non-audit services are excessive, or

- There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

2.    BOARD OF DIRECTORS

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors:

-     independence of the board and key board committees.

-     Attendance at board meetings or egregious board actions.

- Corporate governance provisions, takeover activity and long-term company performance.

-     Responsiveness to shareholder proposals.

-     Excessive non-audit fees or other potential auditor conflicts.

CLASSIFICATION/DECLASSIFICATION OF THE BOARD

Vote AGAINST proposals to classify the board.

Vote FOR proposals to repeal classified boards and to elect all directors annually.

INDEPENDENT CHAIRMAN (SEPARATE CHAIRMAN/CEO)

Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, certain factors should be taken into account in determining whether the proposal warrants support. These factors include the presence of a lead director, board and committee independence, governance guidelines, company performance, and annual review by outside directors of CEO pay.

MAJORITY OF INDEPENDENT DIRECTORS/ESTABLISHMENT OF COMMITTEES

Vote FOR shareholder proposals asking that a majority, or more, of directors be independent unless the board composition already meets the proposed threshold by ISS's definition of independence.

Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors.

3.    SHAREHOLDER RIGHTS

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Vote FOR proposals to allow or make easier ,shareholder action by written consent.

SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

SUPERMAJORITY VOTE REQUIREMENTS

Vote AGAINST proposals to require a supermajority shareholder vote.

Vote FOR proposals to lower supermajority vote requirements.

CUMULATIVE VOTING

Vote AGAINST proposals to eliminate cumulative voting.

Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.

CONFIDENTIAL VOTING

Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows:

- In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy.

- If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.

Vote FOR management proposals to adopt confidential voting.

4.    PROXY CONTESTS

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management's track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.

REIMBURSING PROXY SOLICITATION EXPENSES

Vote CASE-BY-CASE. Where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

5.    POISON PILLS

Vote FOR shareholder proposals that ask a company to submit its poison pill provision for shareholder ratification.

Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill provision and management proposals to ratify a poison pill provision.

6.    MERGERS AND CORPORATE RESTRUCTURINGS

Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.

7.    REINCORPORATION PROPOSALS

Proposals to change a company's state of incorporation should be evaluated on a CASE BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws.

Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

8.    CAPITAL STRUCTURE

COMMON STOCK AUTHORIZATION

Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.

Vote AGAINST proposals of companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

DUAL-CLASS STOCK

Vote AGAINST proposals to create a new class of common stock with superior voting rights.

Vote FOR proposals to create a new class of non-voting or sub-voting common stock if:

- It is intended for financing purposes with minimal or no dilution to current shareholders.

- It is not designed to preserve the voting power of an insider or significant shareholder.

9.    EXECUTIVE AND DIRECTOR COMPENSATION

Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis. Our methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC's rules, ISS will value every award type. ISS will include in its analysis an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered long with dilution to voting power. Once ISS determines the estimated cost of the plan, we compare it to a company-specific dilution cap.

Vote AGAINST equity plans that explicitly permit repricing or where the company has a history of repricing without shareholder approval.

MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS

Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

-     Historic trading patterns

-     Rationale for the repricing

-     Value-for-value exchange

-     Option vesting

-     Term of the option

-     Exercise price

-     Participation

EMPLOYEE STOCK PURCHASE PLANS

Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.

Vote FOR employee stock purchase plans where all of the following apply:

-     Purchase price is at least 85 percent of fair market value;

-     Offering period is 27 months or less; and

-     Potential voting power dilution (VPD) is ten percent or less.

Vote AGAINST employee stock purchase plans where any of the opposite conditions apply.

SHAREHOLDER PROPOSALS ON COMPENSATION

Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

10. SOCIAL AND ENVIRONMENTAL ISSUES

These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.

In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.

                                                                         08/2003

TRUSCO CAPITAL MANAGEMENT GLOBAL PROXY VOTING GUIDELINES

Following is a concise summary of general policies for voting global proxies. In addition, ISS has country- and market-specific policies, which are not captured below.

FINANCIAL RESULTS/DIRECTOR AND AUDITOR REPORTS

Vote FOR approval of financial statements and director and auditor reports, unless:

-     there are concerns about the accounts presented or audit procedures used;
      or

- the company is not responsive to shareholder questions about specific items that should be publicly disclosed.

APPOINTMENT OF AUDITORS AND AUDITOR COMPENSATION

Vote FOR the reelection of auditors and proposals authorizing the board to fix auditor fees, unless:

- there are serious concerns about the accounts presented or the audit procedures used;

-     the auditors are being changed without explanation; or

- non-audit-related fees are substantial or are routinely in excess of standard annual audit fees.

Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

ABSTAIN if a company changes its auditor and fails to provide shareholders with an explanation for the change.

APPOINTMENT OF INTERNAL STATUTORY AUDITORS

Vote FOR the appointment or reelection of statutory auditors, unless:

- there are serious concerns about the statutory reports presented or the audit procedures used;

-     questions exist concerning any of the statutory auditors being appointed;
      or

- the auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

ALLOCATION OF INCOME

Vote FOR approval of the allocation of income, unless:

- the dividend payout ratio has been consistently below 30 percent without adequate explanation; or

-     the payout is excessive given the company's financial position.

STOCK (SCRIP) DIVIDEND ALTERNATIVE

Vote FOR most stock (scrip) dividend proposals.

Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

AMENDMENTS TO ARTICLES OF ASSOCIATION

Vote amendments to the articles of association on a CASE-BY-CASE basis.

CHANGE IN COMPANY FISCAL TERM

Vote FOR resolutions to change a company's fiscal term unless a company's motivation for the change is to postpone its AGM.

LOWER DISCLOSURE THRESHOLD FOR STOCK OWNERSHIP

Vote AGAINST resolutions to lower the stock ownership disclosure threshold below five percent unless specific reasons exist to implement a lower threshold.

AMEND QUORUM REQUIREMENTS

Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

TRANSACT OTHER BUSINESS

Vote AGAINST other business when it appears as a voting item.

DIRECTOR ELECTIONS

Vote FOR management nominees in the election of directors, unless:

- there are clear concerns about the past performance of the company or the board; or

-     the board fails to meet minimum corporate governance standards.

Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.

Vote AGAINST shareholder nominees unless they demonstrate a clear ability to contribute positively to board deliberations.

Vote AGAINST individual directors if they cannot provide an explanation for repeated absences at board meetings (in countries where this information is disclosed).

DIRECTOR COMPENSATION

Vote FOR proposals to award cash fees to non-executive directors unless the amounts are excessive relative to other companies in the country or industry.

Vote non-executive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.

Vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a CASE-BY-CASE basis.

Vote AGAINST proposals to introduce retirement benefits for non-executive directors.

DISCHARGE OF BOARD AND MANAGEMENT

Vote FOR discharge of the board and management, unless:

- there are serious questions about actions of the board or management for the year in question; or

-     legal action is being taken against the board by other shareholders.

DIRECTOR, OFFICER, AND AUDITOR INDEMNIFICATION AND LIABILITY PROVISIONS

Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.

Vote AGAINST proposals to indemnify auditors.

BOARD STRUCTURE

Vote FOR proposals to fix board size.

Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.

Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

SHARE ISSUANCE REQUESTS

GENERAL ISSUANCES:

Vote FOR issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.

Vote FOR issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.

SPECIFIC ISSUANCES:

Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.

INCREASES IN AUTHORIZED CAPITAL

Vote FOR nonspecific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

Vote FOR specific proposals to increase authorized capital to any amount, unless:

- the specific purpose of the increase (such as a share-based acquisition or merger) does not meet ISS guidelines for the purpose being proposed; or

- the increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances (and less than 25 percent for companies in Japan).

Vote AGAINST proposals to adopt unlimited capital authorizations.

REDUCTION OF CAPITAL

Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.

CAPITAL STRUCTURES

Vote FOR resolutions that seek to maintain or convert to a one share, one vote capital structure.

Vote AGAINST requests for the creation or continuation of dual class capital structures or the creation of new or additional supervoting shares.

PREFERRED STOCK

Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets ISS's guidelines on equity issuance requests.

Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.

DEBT ISSUANCE REQUESTS

Vote nonconvertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.

Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets ISS's guidelines on equity issuance requests.

Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

PLEDGING OF ASSETS FOR DEBT

Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.

INCREASE IN BORROWING POWERS

Vote proposals to approve increases in a company's borrowing powers on a CASE-BY-CASE basis.

SHARE REPURCHASE PLANS:

Vote FOR share repurchase plans, unless:

-     clear evidence of past abuse of the authority is available; or

-     the plan contains no safeguards against selective buybacks.

REISSUANCE OF SHARES REPURCHASED:

Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

CAPITALIZATION OF RESERVES FOR BONUS ISSUES/INCREASE IN PAR VALUE:

Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

REORGANIZATIONS/RESTRUCTURINGS:

Vote reorganizations and restructurings on a CASE-BY-CASE basis.

MERGERS AND ACQUISITIONS:

Vote FOR mergers and acquisitions, unless:

- the impact on earnings or voting rights for one class of shareholders is disproportionate to the relative contributions of the group; or

- the company's structure following the acquisition or merger does not reflect good corporate governance.

Vote AGAINST if the companies do not provide sufficient information upon request to make an informed voting decision.

ABSTAIN if there is insufficient information available to make an informed voting decision.

MANDATORY TAKEOVER BID WAIVERS:

Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.

REINCORPORATION PROPOSALS:

Vote reincorporation proposals on a CASE-BY-CASE basis.

EXPANSION OF BUSINESS ACTIVITIES:

Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.

RELATED-PARTY TRANSACTIONS:

Vote related-party transactions on a CASE-BY-CASE basis.

COMPENSATION PLANS:

Vote compensation plans on a CASE-BY-CASE basis.

ANTI-TAKEOVER MECHANISMS:

Vote AGAINST all anti-takeover proposals unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

SHAREHOLDER PROPOSALS:

Vote all shareholder proposals on a CASE-BY-CASE basis.

Vote FOR proposals that would improve the company's corporate governance or business profile at a reasonable cost.

Vote AGAINST proposals that limit the company's business activities or capabilities or result in significant costs being incurred with little or no benefit.

                                                                         11/2003

                            TRUSCO CAPITAL MANAGEMENT
                      TAFT-HARTLEY PROXY VOTING GUIDELINES

The Trusco Capital Management Taft-Hartley Voting Policy is based upon the AFL-CIO Proxy Voting Guidelines, which comply with all the fiduciary standards delineated by the U.S. Department of Labor.

Taft-Hartley client accounts are governed by the Employee Retirement Income Security Act (ERISA). ERISA sets forth the tenets under which pension fund assets must be managed and invested. Proxy voting rights have been declared by the Department of Labor to be valuable plan assets and therefore must be exercised in accordance with the fiduciary duties of loyalty and prudence. The duty of loyalty requires that the voting fiduciary exercise proxy voting authority solely in the economic interest of participants and plan beneficiaries. The duty of prudence requires that decisions be made based on financial criteria and that a clear process exists for evaluating proxy issues.

The Trusco Taft-Hartley voting policy was carefully crafted to meet those requirements by promoting long-term shareholder value, emphasizing the "economic best interests" of plan participants and beneficiaries. Trusco will assess the short-term and long-term impact of a vote and will promote a position that is consistent with the long-term economic best interests of plan members embodied in the principle of a "worker-owner view of value."

Our guidelines address a broad range of issues, including election of directors, executive compensation, proxy contests, auditor ratification, and tender offer defenses - all significant voting items that affect long-term shareholder value. In addition, these guidelines delve deeper into workplace issues that may have an impact on corporate performance, including:

-     Corporate policies that affect job security and wage levels;

-     Corporate policies that affect local economic development and stability;

-     Corporate responsibility to employees and communities; and

-     Workplace safety and health issues.

All votes will be reviewed on a case-by-case basis, and no issues will be considered strictly routine. Each issue will be considered in the context of the company under review. In other words, proxy voting guidelines are just that - guidelines. When company-specific factors are taken into account, every proxy voting decision becomes a case-by-case decision. Keeping in mind the concept that no issue is considered "routine", outlined in the following pages are general voting parameters for various types of proxy voting issues (when there are no company-specific reasons for voting to the contrary).

I) BOARD OF DIRECTORS PROPOSALS

Electing directors is the single most important stock ownership right that shareholders can exercise. The board of directors is responsible for holding management accountable to performance standards on behalf of the shareholders. Trusco holds directors to a high standard when voting on their election, qualifications, and compensation.

Votes on entire board of directors take into account factors that include:

-     Company performance relative to its peers;

-     Lack of majority independent board;

-     Board diversity;

- Executive compensation-related (excessive salaries/bonuses/pensions, stock option repricing, misallocation of corporate funds, etc.); and

-     Failure of the board to respond to majority shareholder votes.

Votes on individual director nominees are made on a case-by-case basis, taking into account factors that include:

-     Poor attendance;

- Independence of the key board committees (audit, compensation, and nominating);

-     Performance of the key board committees;

-     Failure to establish key board committees; and

-     Interlocking directorships.

CEO SERVING AS CHAIRMAN: A principal function of the board is to monitor management, and a fundamental responsibility of the chairman is to monitor the company's CEO. This duty is obviously compromised when the chairman is the CEO. Approximately 60 percent of companies in both the S&P 500(R) and Russell 3000(R) have joint chairman and CEO positions. A recent McKinsey survey of board members at 500 U.S. companies found that nearly 70 percent of directors polled said a CEO should not run the board. We WITHHOLD votes from CEOs who serve as chairman, and we vote FOR proposals to separate these positions.

INDEPENDENT DIRECTORS: Trusco believes that a board independent of management is of critical value to safeguard a company and its shareholders. Board independence helps ensure that directors carry out their duties in an objective manner and without manager interference to select, monitor, and compensate management. We will cast votes in a manner consistent with supporting and reinforcing this philosophy. Independence is evaluated upon factors including: past or current employment with the company or its subsidiaries; the provision of consulting services; familial relationships; board interlocks; and service with a non-profit that receives contributions from the company.

We vote FOR proposals that request that the board and/or its audit, compensation, and nominating committees be comprised of a majority of independent directors. We WITHHOLD votes from entire boards that are not majority-independent.

BOARD STRUCTURE: Trusco supports the principle that all directors should be accountable to shareholder vote on an annual basis. A classified board is a board divided into separate classes (typically three), with only one class of nominees coming up to vote at the annual meeting each year. As a result, shareholders are only able to vote a single director approximately once every three years. A classified board makes it difficult to change control of the board through a proxy contest because typically only one-third of the seats will be at stake. The ultimate result is that classified boards can entrench management and preclude most takeover bids or proxy contests. Good corporate governance practice supports annually elected boards. We vote AGAINST classified boards when the issue comes up for vote.

CUMULATIVE VOTING: Under a cumulative voting scheme, shareholders are permitted to have one vote per share for each director to be elected and may apportion these votes among the director candidates in any manner they wish. This voting method allows minority shareholders to influence the outcome of director contests by "cumulating" their votes for one nominee, thereby creating a measure of independence from management control. Trusco votes FOR proposals to allow cumulative voting and votes AGAINST proposals to eliminate it.

POISON PILLS: Shareholder rights plans, more commonly known as poison pills, are warrants issued to shareholders allowing them to purchase shares from the company at a price far below market value when a certain ownership threshold has been reached, thereby effectively preventing a takeover. Poison pills can entrench management and give the board veto power over takeover bids, thereby altering the balance of power between shareholders and management. While we evaluate poison pills on a case-by-case basis depending on a company's particular set of circumstances, Trusco generally votes FOR proposals to eliminate or redeem poison pills. We vote FOR shareholder proposals to submit a company's poison pill to shareholder vote.

PROPOSALS ON BOARD INCLUSIVENESS: Trusco votes FOR shareholder proposals asking a company to make efforts to seek more women and minority group members for service on the board. A more diverse group of directors benefits shareholders and the company.

II) CAPITAL STRUCTURE

INCREASE AUTHORIZED COMMON STOCK: corporations seek shareholder approval to increase their supply of common stock for a variety of business reasons. We vote FOR proposals to increase authorized common stock when management has provided a specific justification for the increase, evaluating proposals on a case-by-case basis. We believe that an increase of up to 50 percent is enough to allow a company to meet its capital needs. We vote AGAINST proposals to increase an authorization by more than 50 percent unless management provides compelling reasons for the increase.

DUAL CLASS STRUCTURES: Trusco does not support dual share class structures. Incumbent management can use a dual class structure to gain unequal voting rights. A separate class of shares with superior voting rights can allow management to concentrate its power and insulate itself from the majority of its shareholders. An additional drawback is the added cost and complication of maintaining the two class system. We will vote FOR a one share, one vote capital structure, and we will vote AGAINST the creation or continuation of dual class structures.

III) RATIFYING AUDITORS

Ratifying auditors is no longer a routine procedure. Accounting scandals at companies such as Enron and WorldCom underscore the need to ensure auditor independence in the face of selling consulting services to audit clients. A study by Richard Frankel, Marilyn Johnson, and Karen Nelson found that the ratio of non-audit fees to total fees paid is negatively associated with stock market returns on the filing date, indicating that investors associate non-audit fees "with lower quality audits and, by implication, lower quality earnings." This study also found that companies that pay high non-audit fees are more likely to engage in earnings management.

Auditors are the backbone upon which a company's financial health is measured, and auditor independence is essential for rendering objective opinions upon which investors then rely. When an auditor is paid more in consulting fees than for auditing, its relationship with the company is left open to conflicts of interest. Because accounting scandals evaporate shareholder value, any proposal to ratify auditors is examined for potential conflicts of interest, with particular attention to the fees paid to the auditor. We vote AGAINST ratification of a company's auditor if it receives more than one-quarter of its total fees for consulting. We support shareholder proposals to ensure auditor independence.

IV) MERGERS, ACQUISITIONS, AND TRANSACTIONS

Trusco votes for corporate transactions that take the high road to competitiveness and company growth. Trusco believes that structuring merging companies to build long-term relationships with a stable and quality work force and preserving good jobs creates long-term company value. We oppose corporate transactions which indiscriminately layoff workers and shed valuable competitive resources. Factors taken into account for mergers and acquisitions include:

-     Impact on shareholder value;

-     Potential synergies;

-     Corporate governance and shareholder rights;

-     Fairness opinion;

-     Offer price (cost vs. premium); and

-     Impact on community stakeholders and workforce employees.

REINCORPORATION: Trusco reviews proposals to change a company's state of incorporation on a case-by-case basis. We vote FOR proposals to reincorporate in another state when the company has provided satisfactory business reasons and there is no significant reduction in shareholder rights. We vote AGAINST proposals to reincorporate that reduce shareholder rights. In cases of offshore reincorporations to tax havens, among other factors, we evaluate the effect upon any and all legal recourse of shareholders in a new jurisdiction, potential harm to company brands and image, and any actual, qualified economic benefit.

V) EXECUTIVE COMPENSATION

STOCK OPTION PLANS: Trusco supports compensating executives at a reasonable rate and believes that executive compensation should be strongly correlated to performance. Stock option and other forms of compensation should be performance-based with an eye toward improving shareholder value. Well-designed stock option plans align the interests of executives and shareholders by providing that executives benefit when stock prices rise as the company -- and shareholders -- prosper together.

Many plans sponsored by management provide goals so easily attained that executives can realize massive rewards even though shareholder value is not necessarily created. Stock options that are awarded selectively and excessively can dilute shareholders' share value and voting power. In general, Trusco supports plans that are offered at fair terms to executives who satisfy well-defined performance goals. We evaluate option plans on a case-by-case basis, taking into consideration factors including: offer price, dilution to outstanding share value, dilution to share voting power, and the presence of any repricing provisions. We support plans that retain tax deductibility through the use of performance goals and oppose plans whose award size exceeds the tax deduction limit.

Trusco votes FOR option plans that provide legitimately challenging performance targets that truly motivate executives in the pursuit of excellent performance. Likewise, we vote AGAINST plans that offer unreasonable benefits to executives that are not available to any other shareholders.

STOCK OPTION EXPENSING: A recent long-term study of stock option awards found that there was no correlation whatsoever between executive stock ownership and company performance. Given stock option's accounting treatment of not being charged as an expense against earnings, options have provided the ultimate tax dodge for companies wishing to lavishly compensate employees. Misused stock options can give executives an incentive to inflate their company's earnings or make irresponsibly optimistic forecasts in order to cash in on options in hand. Trusco supports shareholder resolutions calling for stock option grants to be treated as an expense.

PROPOSALS TO LIMIT EXECUTIVE AND DIRECTOR PAY: Trusco votes FOR shareholder proposals that seek additional disclosure of executive and director pay information (current SEC requirements only call for the disclosure of the top five most highly compensated executives and only if they earn more than $100,000 in salary and benefits). We vote FOR shareholder proposals that seek to eliminate outside directors' retirement benefits. We review on a case-by-case basis all other shareholder proposals that seek to limit executive and director pay. This includes shareholder proposals that seek to link executive compensation to customer, employee, or stakeholder satisfaction.

GOLDEN PARACHUTES: golden parachutes are designed to protect the senior level employees of a corporation in the event of a change-in-control. Under most golden parachute agreements, senior level management employees receive a lump sum pay-out triggered by a change-in-control at usually two to three times base salary. These severance agreements grant extremely generous benefits to well-paid executives and most often offer no value to shareholders. Trusco votes FOR shareholder proposals to have all golden parachute agreements submitted for shareholder ratification, and we generally vote AGAINST all proposals to ratify golden parachutes.

EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS): Trusco generally votes FOR ESOPs which allow a company's employees to acquire stock in the company at a slight discount. Such plans help link employees' self-interest to the interests of the shareholders, thereby benefiting the company, its customers, and shareholders and creating long-term company value.

VI) SOCIAL AND ENVIRONMENTAL ISSUES

Increasingly, shareholders are presenting proposals related to company environmental practices, workplace practices, social issues and sustainability goals. Trusco provides specific narrative explanations for votes on these types of shareholder proposals. Trusco evaluates shareholder proposals on a case-by-case basis to determine if they are in the best economic interests of the plan participants and beneficiaries. Trusco clients select investment strategies and criteria for their portfolios. Trusco views its responsibility to protect plan beneficiary economic interests through the use of the proxy. To meet this obligation, Trusco votes consistent with the economic best interests of the participants and beneficiaries to create "high road" shareholder and economic value.

In most cases, Trusco supports proposals that request management to report to shareholders information and practices that would help in evaluating the company's operations. In order to be able to intelligently monitor their investments, shareholders often need information best provided by the company itself. Trusco supports proposals that seek management compliance with shareholder interests to ensure that shareholders are fully informed about actions harmful to society with special attention to the company's legal and ethical obligations, impact on company profitability, and the potential negative publicity for disreputable practices.

CERES PRINCIPLES: the CERES Principles, formulated by the Coalition of Environmentally Responsible Economies, require signing companies to address environmental issues, including protection of the biosphere, sustainable use of natural resources, reduction and disposal of wastes, energy conservation, and employee and community risk reduction. Evidence suggests that environmentally conscious companies may realize long-term savings by implementing programs to pollute less and conserve resources while realizing good public relations and new marketing opportunities. Moreover, the reports that are required of signing companies provide shareholders with more information concerning topics they may deem relevant to their company's financial well-being. Many companies have voluntarily adopted these principles and proven that environmental sensitivity makes good business sense. Trusco supports proposals that improve a company's public image, reduce exposure to liabilities, and establish standards so that environmentally responsible companies and markets are not at a competitive financial disadvantage. Trusco votes FOR the adoption of the CERES Principles and FOR reporting to shareholders on environmental issues.

CORPORATE CONDUCT, HUMAN RIGHTS, AND LABOR CODES: Trusco generally supports proposals that call for the adoption and/or enforcement of clear principles or codes of conduct relating to countries in which there are systematic violations of human rights. These conditions include the use of slave, child, or prison labor, undemocratically elected governments, widespread reports by human rights advocates, fervent pro-democracy protests, and/or economic sanctions and boycotts.

Many proposals refer to the seven core conventions, commonly referred to as the "Declaration on Fundamental Principles and Rights At Work," ratified by the International Labor Organization (ILO). The seven conventions fall under four broad categories: i) Right to organize and bargain collectively; ii) Non-discrimination in employment; iii) Abolition of forced labor; and iv) End of child labor. Each of the 180 member nations of the ILO body are bound to respect and promote these rights to the best of their abilities. Trusco supports the principles and codes of conduct relating to company investment in countries with patterns of human rights abuses (Northern Ireland, Columbia, Burma, former Soviet Union, and China). Trusco votes FOR proposals to implement and report on ILO codes of conduct.

                                STI CLASSIC FUNDS
                            PART C: OTHER INFORMATION
                         POST-EFFECTIVE AMENDMENT NO. 50

ITEM 22. Exhibits:

(a) Declaration of Trust as originally filed with the STI Classic Funds' (the "Registrant") Registration Statement on Form N-1A, filed on February 12, 1992, is incorporated herein by reference to Exhibit 1 of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the Securities and Exchange Commission (the "SEC") via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(b) Amended and Restated By-Laws, as approved by the Board of Trustees on August 15, 2000, are incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 37 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No.
         0000935069-00-000528 on September 21, 2000.

(c)      Not applicable.

(d)(1) Revised Investment Advisory Agreement with Trusco Capital Management, Inc., dated June 15,1993, as originally filed with the Registrant's Post-Effective Amendment No. 5, filed on August 2, 1993, is incorporated herein by reference to Exhibit 5(c) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(d)(2) Revised Schedule A dated November 12, 2003 to the Revised Investment Advisory Agreement with Trusco Capital Management, Inc. dated June 15, 1993 is incorporated herein by reference to Exhibit (d)(2) of Post-Effective Amendment No. 48 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No.
         0000935069-03-001651 on December 10, 2003.

(d)(3) Investment Advisory Agreement with Sun Bank Capital Management, National Association (now Trusco Capital Management, Inc.) as originally filed with the Registrant's Post-Effective Amendment No. 6, filed on October 22, 1993, is incorporated herein by reference to
         Exhibit 5(e) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(d)(4) Investment Advisory Agreement with Trust Company Bank (now Trusco Capital Management, Inc.) as originally filed with the Registrant's Post-Effective Amendment No. 6, filed on October 22, 1993, is incorporated herein by reference to Exhibit D(4) of Post-Effective Amendment No. 24 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0001047469-98-028802 on July 30, 1998.

(d)(5) Investment Subadvisory Agreement dated February 20, 2004, between Trusco Capital Management, Inc. and Zevenbergen Capital Investments LLC is filed herewith.

(d)(6) Revised Schedule A for the Classic Institutional Core Bond Fund, Classic Institutional Intermediate Bond Fund, Seix Institutional High Yield Fund and Classic Institutional Limited Duration Fund to the Revised Investment Advisory Agreement with Trusco Capital Management, Inc. dated June 15, 1993 to be filed by amendment.

(e) Distribution Agreement between the Registrant and BISYS Fund Services, Limited Partnership to be filed by amendment.

(f)      Not applicable.

(g)(1) Custodian Agreement with Trust Company Bank (now SunTrust Bank) dated February 1, 1994, as originally filed with the Registrant's Post-Effective Amendment No. 13, filed on September 28, 1995, is incorporated herein by reference to Exhibit 8(b) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(g)(2) Securities Lending Amendment dated October 1, 2002 to the Custodian Agreement dated February 1, 1994 between the Registrant and SunTrust Bank is incorporated herein by reference to Exhibit (g)(2) of Post-Effective Amendment No. 47 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No.
         0000935069-03-001371 on September 30, 2003.

(g)(3) Amendment to the Custodian Agreement between the Registrant and SunTrust Bank, formerly Trust Company Bank, dated as of February 1, 1994, as amended October 1, 2002, and Schedule

         A of such Agreement amended as of August 16, 1995 and January 1, 1996, is incorporated herein by reference to Exhibit (g)(3) of Post-Effective Amendment No. 48 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-03-001651 on December 10, 2003.

(g)(4) Custodian Agreement with the Bank of California is incorporated herein by reference to Exhibit 8(a) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(g)(5) Custodian Agreement dated January 29, 2003 between the Registrant, STI Classic Variable Trust and Brown Brothers Harriman & Co., with respect to the International Equity Fund, International Equity Index Fund and Strategic Income Fund, is incorporated herein by reference to Exhibit g(7) of Post-Effective Amendment No. 13 to the Registration Statement of the STI Classic Variable Trust (SEC No. 033-91476) filed with the SEC via EDGAR Accession No. 0000935069-03-00052 on April 25, 2003.

(g)(6) Amendment dated November 25, 2003 to the Custodian Agreement dated February 1, 1994 between the Registrant and Trust Company Bank (now SunTrust Bank) is filed herewith.

(h)(1) Master Services Agreement between the Registrant and BISYS Fund Services Ohio, Inc. to be filed by amendment.

(h)(2) Shareholder Service Plan and Agreement relating to Institutional Shares, dated August 20, 2002, is incorporated herein by reference to Exhibit (h)(5) of Post-Effective Amendment No. 47 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-03-001371 on September 30, 2003.

(h)(3) Shareholder Service Plan and Agreement relating to Trust Shares (now T Shares) is filed herewith.

(h)(4) Shareholder Service Plan and Agreement relating to Corporate Trust Shares is incorporated herein by reference to Exhibit (h)(7) of Post-Effective Amendment No. 47 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No.
         0000935069-03-001371 on September 30, 2003.

(h)(5) Amended Schedule to the Shareholder Service Plan and Agreement for T Shares as it relates to the Classic Institutional Core Bond Fund, Classic Institutional Intermediate Bond Fund, Seix Institutional High Yield Fund and Classic Institutional Limited Duration Fund to be filed by amendment.

(h)(6) Amended Schedule to Shareholder Service Plan and Agreement for Institutional Shares as it relates to the Classic Institutional Core Bond Fund, Classic Institutional Intermediate Bond Fund, Seix Institutional High Yield Fund and Classic Institutional Limited Duration Fund to be filed by amendment.

(i) Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, to be filed by amendment.

(j) Consent of Deloitte & Touche LLP, independent auditors, to be filed by amendment.

(k)      Not applicable.

(l)      Not applicable.

(m)(1) Distribution Plan relating to Investor Shares (now A Shares) is incorporated herein by reference to Exhibit 15 of Post-Effective Amendment No. 16 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-021336 on September 27, 1996.

(m)(2) Distribution and Service Agreement relating to Flex Shares (now L Shares) dated May 29, 1995 as originally filed with Post-Effective Amendment No. 12, filed on August 17, 1995, is incorporated herein by reference to Exhibit 15(a) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(m)(3) Distribution and Service Plan relating to B Shares dated February 11, 2003 is incorporated herein by reference to Exhibit (m)(3) of Post-Effective Amendment No. 47 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No.
         0000935069-03-001371 on September 30, 2003.

(m)(4) Amended Schedule A to the Distribution Plan relating to A Shares (formerly Investor Shares) dated November 12, 2003 is incorporated herein by reference to Exhibit (m)(4) of Post-Effective Amendment No. 48 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-03-001651 on December 10, 2003.

(m)(5) Amended Schedule A to the Distribution Plan for A Shares as it relates to the Classic Institutional Core Bond Fund, Classic Institutional Intermediate Bond Fund, Seix Institutional High Yield Fund and Classic Institutional Limited Duration Fund to be filed by amendment.

(n) Rule 18f-3 Multiple Class Plan dated May 24, 1995, last amended November 12, 2003, is incorporated herein by reference to Exhibit
         (n)(1) of Post-Effective Amendment No. 48 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-03-001651 on December 10, 2003.

(o)      Not applicable.

(p)(1) Code of Ethics for STI Classic Funds is incorporated herein by reference to Exhibit (p)(1) of Post-Effective Amendment No. 35 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000916641-00-000365 on March 28, 2000.

(p)(2) Code of Ethics for BISYS Fund Services, Limited Partnership to be filed by amendment.

(p)(3) Code of Ethics for Trusco Capital Management, Inc., as approved by the Board of Trustees on August 15, 2000, is incorporated herein by reference to Exhibit (p)(4) of Post-Effective Amendment No. 37 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-00-000528 on September 21, 2000.

(p)(4) Code of Ethics for Zevenbergen Capital Investments LLC is filed herewith.

ITEM 23. Persons Controlled by or under Common Control with Registrant:

See the prospectus and Statement of Additional Information regarding the Registrant's control relationships. The administrator is a subsidiary of BISYS Group, Inc. which also controls the distributor of the Registrant, BISYS Fund Services, Limited Partnership, and other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors, and investment managers.

ITEM 24. Indemnification:

Article VIII of the Agreement and Declaration of Trust filed as Exhibit (a) to the Registrant's Registration Statement is incorporated herein by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the U.S. Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 25. Business and Other Connections of the Investment Adviser:

Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of the Adviser is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:

Trusco Capital Management, Inc.

Trusco Capital Management, Inc. is the investment adviser for the STI Classic Funds. The principal address of Trusco Capital Management, Inc. is 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303.

                                                                                              CONNECTION WITH OTHER
NAME                                                         NAME OF OTHER COMPANY                   COMPANY
---------------------------------------------------------------------------------------------------------------------
Trusco Capital Management, Inc.

James M. Wells                                               SunTrust Banks, Inc.                 Vice-Chairman
Director

William H. Rogers                                            SunTrust Banks, Inc.            Executive Vice President
Director

Douglas S. Phillips                                              SunTrust Bank               Chief Investment Officer
President/CEO/Director                                  Zevenbergen Capital Investments              Director
                                                                      LLC

Paul L. Robertson, III                                           SunTrust Bank                    Vice President
Executive Vice President/Secretary/Treasurer

Andrew J. Muldoon, III                                           SunTrust Bank               Executive Vice President
Executive Vice President

G. Bradley Ball                                                  SunTrust Bank               Executive Vice President
Executive Vice President

Elizabeth G. Pola                                                     --                                --
Managing Director

Robert J. Rhodes                                                 SunTrust Bank                       Officer
Executive Vice President

David C. Anderson                                                SunTrust Bank                    Vice President
Vice President

                                                                                              CONNECTION WITH OTHER
NAME                                                         NAME OF OTHER COMPANY                   COMPANY
---------------------------------------------------------------------------------------------------------------------
Trusco Capital Management, Inc.

Charles B. Arrington                                             SunTrust Bank                       Officer
Vice President

Frances J. Aylor                                                      --                                --
Vice President

Brett L. Barner                                                  SunTrust Bank                       Officer
Vice President

James N. Behre                                                        --                                --
Vice President

Richard M. Bemis                                                 SunTrust Bank                    Vice President
Vice President

Theresa N. Benson                                                SunTrust Bank                    Vice President
Vice President

Edward E. Best                                                        --                                --
Managing Director

Gordon Boardway                                                       --                                --
Vice President

Noel Crissman Boggan                                             SunTrust Bank                       Officer
Vice President

Robert S. Bowman                                                 SunTrust Bank                       Officer
Managing Director

Thomas J. Brachowski                                             SunTrust Bank                       Officer
Vice President

Casey C. Brogdon                                                 SunTrust Bank                       Officer
Managing Director

Daniel Bromstad                                                       --                                --
Vice President

Marlon Brown                                                          --                                --
Vice President

                                                                                              CONNECTION WITH OTHER
NAME                                                         NAME OF OTHER COMPANY                   COMPANY
---------------------------------------------------------------------------------------------------------------------
Trusco Capital Management, Inc.

William B. Buie                                                  SunTrust Bank                       Officer
Vice President

George E. Calvert, Jr.                                           SunTrust Bank                       Officer
Vice President

Ann Caner                                                        SunTrust Bank                    Vice President
Vice President

Chris D. Carter                                                  SunTrust Bank                    Vice President
Vice President

Denise E. Claridy                                                     --                                --
Vice President

Benjamin M. Clark                                                     --                                --
Vice President

Shane Coldren                                                    SunTrust Bank                       Officer
Vice President

Robert W. Corner                                                 SunTrust Bank                       Officer
Managing Director

J. Chadwick Deakins                                              SunTrust Bank                       Officer
Vice President

L. Earl Denney                                                   SunTrust Bank                       Officer
Managing Director

Louis Joseph Douglass, IV                                             --                                --
Vice President

Martin J. Duffy                                                  SunTrust Bank                       Officer
Vice President

Mary Durkin                                                      SunTrust Bank                       Officer
Vice President

Bob M. Farmer                                                    SunTrust Bank                    Vice President
Managing Director

Douglas J. Farmer                                                     --                                --
Vice President

                                                                                              CONNECTION WITH OTHER
NAME                                                         NAME OF OTHER COMPANY                   COMPANY
---------------------------------------------------------------------------------------------------------------------
Trusco Capital Management, Inc.

James P. Foster                                                  SunTrust Bank                       Officer
Vice President

Holly Freeman                                                    SunTrust Bank                    Vice President
Vice President

Laura B. Friend                                                       --                                --
Vice President

Mark D. Garfinkel                                                SunTrust Bank                       Officer
Vice President

Alan M. Gayle                                                         --                                --
Managing Director

Eunice Gillespie                                                 SunTrust Bank                    Vice President
Vice President

Frank P. Giove                                                        --                                --
Vice President

Steven Elliott Gordon                                            SunTrust Bank                    Vice President
Vice President

Neil L. Halpert                                                       --                                --
Vice President

Melvin E. Hamilton                                               SunTrust Bank                    Vice President
Managing Director

Peter P. Hardy                                                   SunTrust Bank                       Officer
Vice President

Michael T. Hargadon                                                   --                                --
Vice President

Edward Hugh Head                                                      --                                --
Vice President

Kristin R. Hildebrand                                                 --                                --
Vice President

                                                                                              CONNECTION WITH OTHER
NAME                                                         NAME OF OTHER COMPANY                   COMPANY
---------------------------------------------------------------------------------------------------------------------
Trusco Capital Management, Inc.

Michael Todd Hill                                                SunTrust Bank                       Officer
Vice President

Michael J. Honsharuk                                             SunTrust Bank                       Officer
Vice President

Deborah Hopkins                                                       --                                --
Vice President

Michael A. Jenacova                                                   --                                --
Vice President

Christopher A. Jones                                                  --                                --
Managing Director

Christine Y. Keefe                                               SunTrust Bank                    Vice President
Vice President

Patrick W. Kirksey                                                    --                                --
Vice President

Alan S. Kelley                                                        --                                --
Vice President

James E. Kofron                                                  SunTrust Bank                       Officer
Vice President

Deborah A. Lamb                                                       --                                --
Managing Director

Wayne G. Larochelle                                              SunTrust Bank                    Vice President
Managing Director

Charles B. Leonard                                               SunTrust Bank                       Officer
Managing Director

Tina Y. Long                                                          --                                --
Vice President

William Longan                                                   SunTrust Bank                       Officer
Vice President

                                                                                              CONNECTION WITH OTHER
NAME                                                         NAME OF OTHER COMPANY                   COMPANY
---------------------------------------------------------------------------------------------------------------------
Trusco Capital Management, Inc.

Jennifer J. Love                                                 SunTrust Bank                    Vice President
Vice President

Kimberly C. Maichle                                              SunTrust Bank                       Officer
Vice President

James B. Mallory                                                 SunTrust Bank                    Vice President
Vice President

Jeffrey E. Markunas                                              SunTrust Bank                       Officer
Managing Director

Patrick K. Mason                                                 SunTrust Bank                    Vice President
Vice President

R. Douglas Mitchell                                                   --                                --
Vice President

Peter T. Montgomery                                              SunTrust Bank                       Officer
Vice President

Elizabeth T. Morrison                                            SunTrust Bank                       Officer
Vice President

Timothy James Nash                                               SunTrust Bank                       Officer
Vice President

Robert Neinken                                                   SunTrust Bank                    Vice President
Managing Director

Harold F. Nelson                                                 SunTrust Bank                       Officer
Managing Director

Thomas J. O'Neil                                                      --                                --
Vice President

Agnes G. Pampush                                                 SunTrust Bank                       Officer
Managing Director

Christopher Paolella                                             SunTrust Bank                    Vice President
Managing Director

                                                                                              CONNECTION WITH OTHER
NAME                                                         NAME OF OTHER COMPANY                   COMPANY
---------------------------------------------------------------------------------------------------------------------
Trusco Capital Management, Inc.

Patrick Paparelli                                                SunTrust Bank                    Vice President
Managing Director

Sheri L. Paquette                                                SunTrust Bank                       Officer
Vice President

Ty Parrish                                                       SunTrust Bank                    Vice President
Vice President

Ronnie G. Pennell                                                SunTrust Bank                       Officer
Vice President

Elliott A. Perny                                                 SunTrust Bank                       Officer
Managing Director

James Phebus Jr.                                                 SunTrust Bank                       Officer
Vice President

Gary Plourde                                                     SunTrust Bank                    Vice President
Managing Director

Neil J. Powers                                                   SunTrust Bank                       Officer
Managing Director

Joe E. Ransom                                                    SunTrust Bank                       Officer
Managing Director

Boyce G. Reid                                                    SunTrust Bank                        Officer
Vice President

David W. Reidy                                                        --                                --
Vice President

Mills A. Riddick                                                 SunTrust Bank                       Officer
Managing Director

Josie C. Rosson                                                       --                                --
Vice President

James L. Savage                                                  SunTrust Bank                       Officer
Vice President

Marc H. Schneidau                                                SunTrust Bank                       Officer
Vice President

                                                                                              CONNECTION WITH OTHER
NAME                                                         NAME OF OTHER COMPANY                   COMPANY
---------------------------------------------------------------------------------------------------------------------
Trusco Capital Management, Inc.

Ronald H. Schwartz                                               SunTrust Bank                       Officer
Managing Director

Michael G. Sebesta                                               SunTrust Bank                       Officer
Managing Director

Dusty L. Self                                                    SunTrust Bank                       Officer
Vice President

Kevin W. Shea                                             DA Capital Management, Inc.               Principal
Vice President

Garrett P. Smith                                                 SunTrust Bank                       Officer
Managing Director

George D. Smith, Jr.                                             SunTrust Bank                       Officer
Managing Director

Stephen Smith                                                         --                                --
Vice President

E. Dean Speer                                                    SunTrust Bank                       Officer
Vice President

Ellen Spong                                                      SunTrust Bank                    Vice President
Managing Director

Celia S. Stanley                                                      --                                --
Vice President

John H. Stebbins                                                 SunTrust Bank                    Vice President
Managing Director

Chad K. Stephens                                                 SunTrust Bank                       Officer
Vice President

Adam C. Stewart                                                       --                                --
Vice President

E. Sonny Surkin                                                  SunTrust Bank                       Officer
Vice President

                                                                                              CONNECTION WITH OTHER
NAME                                                         NAME OF OTHER COMPANY                   COMPANY
---------------------------------------------------------------------------------------------------------------------
Trusco Capital Management, Inc.

Hubert Swecker                                                   SunTrust Bank                    Vice President
Vice President

Paul V. Taffe                                                         --                                --
Vice President

William F. Tarry                                                 SunTrust Bank                       Officer
Vice President

Parker W. Thomas Jr.                                                  --                                --
Managing Director

James M. Thomas                                                       --                                --
Vice President

Howard Udis                                                           --                                --
Vice President

Stuart F. Van Arsdale                                            SunTrust Bank                       Officer
Managing Director

David M. Walrod                                                       --                                --
Vice President

Joseph Walsh                                                     SunTrust Bank                    Vice President
Vice President

Darren C. Weems                                                       --                                --
Vice President

Elizabeth Wilson                                                      --                                --
Managing Director

William L. Wilson, Jr.                                           SunTrust Bank                       Officer
Vice President

Donald Wordell                                                        --                                --
Vice President

Natalie Wright                                                        --                                --
Vice President

Stephen M. Yarbrough                                                  --                                --
Managing Director

Steven M. Yates                                                       --                                --
Managing Director

David S. Yealy                                                   SunTrust Bank                       Officer
Managing Director

Zevenbergen Capital Investments LLC

Zevenbergen Capital Investments LLC is the investment subadviser for the Aggressive Growth Stock and Emerging Growth Stock Funds. The principal address of Zevenbergen Capital Investments LLC is 601 Union Street, Seattle Washington 98101.

                                                                                              CONNECTION WITH OTHER
NAME                                                         NAME OF OTHER COMPANY                   COMPANY
----                                                         ---------------------                   -------
Zevenbergen Capital Investments LLC

Brooke de Boutray                                                     --                                --
Managing Director, Portfolio Manager

Lisa Foley                                                            --                                --
Managing Director, Investment Officer

Leslie Tubbs                                                          --                                --
Managing Director, Portfolio Manager

Nancy A. Zevenbergen                                                  --                                --
President and Chief Investment Officer

ITEM 26. Principal Underwriters:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

         BISYS Fund Services Limited Partnership ("BISYS"), the Registrant's distributor, acts as principal underwriter for the following investment companies:

         American Independence Funds Trust
         American Performance Funds
         AmSouth Funds
         BB&T Funds
         The Coventry Group
         The Eureka Funds
         First Focus Funds, Inc.
         The Hirtle Callaghan Trust
         HSBC Advisor Funds Trust
         HSBC Investor Funds
         HSBC Investor Portfolios
         The Infinity Mutual Funds, Inc.
         Kensington Funds
         LEADER Mutual Funds
         Legacy Funds Group
         MMA Praxis Mutual Funds
         Mercantile Funds, Inc.
         Old Westbury Funds, Inc.
         Pacific Capital Funds
         USAllianz Variable Insurance Products Trust
         Variable Insurance Funds
         Vintage Mutual Funds, Inc.

         BISYS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. BISYS' main address is 100 Summer St. 15th Floor, Boston, Massachusetts 02110. Office of Supervisory

         Jurisdiction (OSJ) Branch is at 3435 Stelzer Road, Columbus, Ohio 43219. BISYS is an indirect wholly-owned subsidiary of The BISYS Group, Inc.

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 19 of Part B. Unless otherwise noted, the business address of each director or officer is 3435 Stelzer Road, Columbus, Ohio 43219.

                                             Position and Office              Positions and Offices
Name and Address                              with Underwriter                   with Registrant
----------------                              ----------------                   ---------------
BISYS Fund Services Ohio, Inc.              Sole Limited Partner                      None
3435 Stelzer Road
Columbus, OH 43219

BISYS Fund Services, Inc.*                  Sole General Partner                      None
3435 Stelzer Road
Columbus, OH 43219

* Richard F. Froio - Executive Representative and Supervising Principal William J. Tomko - Supervising Principal, Columbus OSJ

ITEM 27. Location of Accounts and Records:

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

(a)      With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6);
         (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's custodians:

         SunTrust Bank
         303 Peachtree Street, N.E.
         Atlanta, GA 30308

         Brown Brothers Harriman & Co.
         40 Water Street
         Boston, MA 02109
         (International Equity Fund, International Equity Index Fund and Strategic Income Fund)

(b)/(c)  With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and (D); (4);
         (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's administrator:

         BISYS Fund Services, Ohio, Inc.
         3435 Stelzer Road
         Columbus, Ohio 43219

(c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's adviser and subadviser:

         Trusco Capital Management, Inc.
         P.O. Box 3808
         Orlando, Florida 32802

         Trusco Capital Management, Inc.

         50 Hurt Plaza, Suite 1400
         Atlanta, Georgia 30303

         Trusco Capital Management, Inc.
         25 Park Place
         Atlanta, Georgia 30303

         Trusco Capital Management, Inc.
         300 Tice Boulevard
         Woodcliff Lake, New Jersey 07677

         Zevenbergen Capital Investments LLC
         601 Union Street
         Seattle, Washington 98101

ITEM 28. Management Services: None.

ITEM 29. Undertakings: None.

                                     NOTICE

A copy of the Agreement and Declaration of Trust for the STI Classic Funds is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Registrant by an officer of the Registrant as an officer and by its trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the trustees, officers, or shareholders individually but are binding only upon the assets and property of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 50 to Registration Statement No. 033-45671 to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, Commonwealth of Massachusetts on the 30th day of July, 2004.

                                       By: /s/ R. Jeffrey Young*
                                          -----------------------------------
                                           R. Jeffrey Young, President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

/s/ F. Wendell Gooch*                       Trustee                   July 30, 2004
------------------------------------
         F. Wendell Gooch

/s/ Jonathon T. Walton*                     Trustee                   July 30, 2004
------------------------------------
         Jonathan T. Walton

/s/ James O. Robbins*                       Trustee                   July 30, 2004
------------------------------------
         James O. Robbins

/s/ Thomas Gallagher*                       Trustee                   July 30, 2004
------------------------------------
         Thomas Gallagher

/s/ Richard W. Courts, II*                  Trustee                   July 30, 2004
------------------------------------
         Richard W. Courts, II

/s/ Clarence H. Ridley*                     Trustee                   July 30, 2004
------------------------------------
         Clarence H. Ridley

/s/ R. Jeffrey Young*                       President                 July 30, 2004
------------------------------------
         R. Jeffrey Young

/s/ Bryan C. Haft*
------------------------------------        Treasurer & Chief         July 30, 2004
         Bryan C. Haft                      Financial Officer

* By /s/ Traci A. Thelen
     ---------------------------------------
     Traci A. Thelen, pursuant to the powers of attorney filed herewith.

                                STI CLASSIC FUNDS
                           STI CLASSIC VARIABLE TRUST

                                POWER OF ATTORNEY

         KNOWN ALL MEN BY THESE PRESENTS, that each of the undersigned as trustees of STI Classic Funds and STI Classic Variable Trust (collectively, the "Trusts"), business trusts organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints Traci Thelen and Julie Powers, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any and all Registration Statements and all amendments thereto relating to the offering of each Trust's shares under the provisions of the Investment Company Act of 1940 and/or the Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned have herewith set their names and seals as of this 28th day of July, 2004.

/s/ Clarence H. Ridley                      /s/ Richard W. Courts, II
-------------------------------             ----------------------------------
Clarence H. Ridley, Trustee                 Richard W. Courts, II, Trustee

/s/ Thomas Gallagher                        /s/ F. Wendell Gooch
-------------------------------             ----------------------------------
Thomas Gallagher, Trustee                   F. Wendell Gooch, Trustee

/s/ James O. Robbins                        /s/ Jonathan T. Walton
-------------------------------             ----------------------------------
James O. Robbins, Trustee                   Jonathan T. Walton, Trustee

                                STI CLASSIC FUNDS
                           STI CLASSIC VARIABLE TRUST

                                POWER OF ATTORNEY

         KNOWN ALL MEN BY THESE PRESENTS, that Bryan C. Haft as Treasurer and Chief Financial Officer and R. Jeffrey Young as President of STI Classic Funds and STI Classic Variable Trust (collectively, the "Trusts"), business trusts organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints Traci Thelen and Julie Powers, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any and all Registration Statements and all amendments thereto relating to the offering of each Trust's shares under the provisions of the Investment Company Act of 1940 and/or the Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned have herewith set their names and seals as of this 28th day of July, 2004.

/s/ Bryan C. Haft                           /s/ R. Jeffrey Young
-----------------------------               ----------------------------------
Bryan C. Haft                               R. Jeffrey Young

                                  EXHIBIT INDEX

EXHIBIT
NUMBER      EXHIBIT
------      -------
EX-99.D5    Investment Subadvisory Agreement dated February 20, 2004, between
            Trusco Capital Management, Inc. and Zevenbergen Capital Investments
            LLC.

EX-99.G6    Amendment dated November 25, 2003 to the Custodian Agreement dated
            February 1, 1994 between the Registrant and Trust Company Bank (now
            SunTrust Bank).

EX-99.H3    Shareholder Service Plan and Agreement relating to Trust Shares (now
            T Shares).

EX-99.P4    Code of Ethics for Zevenbergen Capital Investments LLC.